UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive,

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders for the Goldman Sachs Absolute Return Tracker Fund, Goldman Sachs Commodity Strategy Fund, Goldman Sachs Dynamic Global Equity Fund, Goldman Sachs International Equity Dividend and Premium Fund, Goldman Sachs U.S. Equity Dividend and Premium Fund, Goldman Sachs Balanced Strategy Portfolio, Goldman Sachs Growth and Income Strategy Portfolio, and Goldman Sachs Growth Strategy Portfolio is filed herewith.

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Absolute Return Tracker Fund

GARTX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Cash and Short-Term Investments	151.9	90.0	61.9	28.1
Commodities	2.4	1.5	0.9	0.6
Convertible Securities	3.5	3.5	-	3.5
Credit	24.8	11.9	12.9	-1.0
Developed Markets Currency	3.0	3.0	-	3.0
Developed Markets Equity Volatility	4.0	0.8	3.2	-2.4
Developed Markets ex US Equity	13.1	10.1	3.0	7.1
Developed Markets FI Volatility	0.9	0.9	-	0.9
Emerging Markets Currency	2.0	2.0	-	2.0
Emerging Markets Equity	8.7	8.5	0.2	8.2
Global Real Estate	0.3	0.3	-	0.3
Interest Rate	0.8	0.7	0.1	0.6
Long-Term Fixed Income	10.9	4.5	6.4	-1.9
Master Limited Partnerships	0.1	0.1	-	0.1
Medium-Term Fixed Income	1.3	1.3	-	1.3
Preferred	1.8	1.8	-	1.8
Short-Term Fixed Income	8.4	8.4	-	8.4
US Equity	77.3	48.2	29.2	19.0

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$51	1.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$4,879,897,710
# of Portfolio Holdings	3,242
Portfolio Turnover Rate	74%
Total Net Advisory Fees Paid	$14,045,185

Goldman Sachs Absolute Return Tracker Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Absolute Return Tracker Fund

38145N246-SAR-0625

Class A

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Absolute Return Tracker Fund

GCRTX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Cash and Short-Term Investments	151.9	90.0	61.9	28.1
Commodities	2.4	1.5	0.9	0.6
Convertible Securities	3.5	3.5	-	3.5
Credit	24.8	11.9	12.9	-1.0
Developed Markets Currency	3.0	3.0	-	3.0
Developed Markets Equity Volatility	4.0	0.8	3.2	-2.4
Developed Markets ex US Equity	13.1	10.1	3.0	7.1
Developed Markets FI Volatility	0.9	0.9	-	0.9
Emerging Markets Currency	2.0	2.0	-	2.0
Emerging Markets Equity	8.7	8.5	0.2	8.2
Global Real Estate	0.3	0.3	-	0.3
Interest Rate	0.8	0.7	0.1	0.6
Long-Term Fixed Income	10.9	4.5	6.4	-1.9
Master Limited Partnerships	0.1	0.1	-	0.1
Medium-Term Fixed Income	1.3	1.3	-	1.3
Preferred	1.8	1.8	-	1.8
Short-Term Fixed Income	8.4	8.4	-	8.4
US Equity	77.3	48.2	29.2	19.0

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$89	1.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$4,879,897,710
# of Portfolio Holdings	3,242
Portfolio Turnover Rate	74%
Total Net Advisory Fees Paid	$14,045,185

Goldman Sachs Absolute Return Tracker Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Absolute Return Tracker Fund

38145N238-SAR-0625

Class C

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Absolute Return Tracker Fund

GSGPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Cash and Short-Term Investments	151.9	90.0	61.9	28.1
Commodities	2.4	1.5	0.9	0.6
Convertible Securities	3.5	3.5	-	3.5
Credit	24.8	11.9	12.9	-1.0
Developed Markets Currency	3.0	3.0	-	3.0
Developed Markets Equity Volatility	4.0	0.8	3.2	-2.4
Developed Markets ex US Equity	13.1	10.1	3.0	7.1
Developed Markets FI Volatility	0.9	0.9	-	0.9
Emerging Markets Currency	2.0	2.0	-	2.0
Emerging Markets Equity	8.7	8.5	0.2	8.2
Global Real Estate	0.3	0.3	-	0.3
Interest Rate	0.8	0.7	0.1	0.6
Long-Term Fixed Income	10.9	4.5	6.4	-1.9
Master Limited Partnerships	0.1	0.1	-	0.1
Medium-Term Fixed Income	1.3	1.3	-	1.3
Preferred	1.8	1.8	-	1.8
Short-Term Fixed Income	8.4	8.4	-	8.4
US Equity	77.3	48.2	29.2	19.0

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$32	0.64%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$4,879,897,710
# of Portfolio Holdings	3,242
Portfolio Turnover Rate	74%
Total Net Advisory Fees Paid	$14,045,185

Goldman Sachs Absolute Return Tracker Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Absolute Return Tracker Fund

38150B202-SAR-0625

Class P

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Absolute Return Tracker Fund

GRRTX: Class R

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Cash and Short-Term Investments	151.9	90.0	61.9	28.1
Commodities	2.4	1.5	0.9	0.6
Convertible Securities	3.5	3.5	-	3.5
Credit	24.8	11.9	12.9	-1.0
Developed Markets Currency	3.0	3.0	-	3.0
Developed Markets Equity Volatility	4.0	0.8	3.2	-2.4
Developed Markets ex US Equity	13.1	10.1	3.0	7.1
Developed Markets FI Volatility	0.9	0.9	-	0.9
Emerging Markets Currency	2.0	2.0	-	2.0
Emerging Markets Equity	8.7	8.5	0.2	8.2
Global Real Estate	0.3	0.3	-	0.3
Interest Rate	0.8	0.7	0.1	0.6
Long-Term Fixed Income	10.9	4.5	6.4	-1.9
Master Limited Partnerships	0.1	0.1	-	0.1
Medium-Term Fixed Income	1.3	1.3	-	1.3
Preferred	1.8	1.8	-	1.8
Short-Term Fixed Income	8.4	8.4	-	8.4
US Equity	77.3	48.2	29.2	19.0

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$63	1.26%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$4,879,897,710
# of Portfolio Holdings	3,242
Portfolio Turnover Rate	74%
Total Net Advisory Fees Paid	$14,045,185

Goldman Sachs Absolute Return Tracker Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Absolute Return Tracker Fund

38145N121-SAR-0625

Class R

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Absolute Return Tracker Fund

GARUX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Cash and Short-Term Investments	151.9	90.0	61.9	28.1
Commodities	2.4	1.5	0.9	0.6
Convertible Securities	3.5	3.5	-	3.5
Credit	24.8	11.9	12.9	-1.0
Developed Markets Currency	3.0	3.0	-	3.0
Developed Markets Equity Volatility	4.0	0.8	3.2	-2.4
Developed Markets ex US Equity	13.1	10.1	3.0	7.1
Developed Markets FI Volatility	0.9	0.9	-	0.9
Emerging Markets Currency	2.0	2.0	-	2.0
Emerging Markets Equity	8.7	8.5	0.2	8.2
Global Real Estate	0.3	0.3	-	0.3
Interest Rate	0.8	0.7	0.1	0.6
Long-Term Fixed Income	10.9	4.5	6.4	-1.9
Master Limited Partnerships	0.1	0.1	-	0.1
Medium-Term Fixed Income	1.3	1.3	-	1.3
Preferred	1.8	1.8	-	1.8
Short-Term Fixed Income	8.4	8.4	-	8.4
US Equity	77.3	48.2	29.2	19.0

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$32	0.64%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$4,879,897,710
# of Portfolio Holdings	3,242
Portfolio Turnover Rate	74%
Total Net Advisory Fees Paid	$14,045,185

Goldman Sachs Absolute Return Tracker Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Absolute Return Tracker Fund

38147X325-SAR-0625

Class R6

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Absolute Return Tracker Fund

GJRTX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Cash and Short-Term Investments	151.9	90.0	61.9	28.1
Commodities	2.4	1.5	0.9	0.6
Convertible Securities	3.5	3.5	-	3.5
Credit	24.8	11.9	12.9	-1.0
Developed Markets Currency	3.0	3.0	-	3.0
Developed Markets Equity Volatility	4.0	0.8	3.2	-2.4
Developed Markets ex US Equity	13.1	10.1	3.0	7.1
Developed Markets FI Volatility	0.9	0.9	-	0.9
Emerging Markets Currency	2.0	2.0	-	2.0
Emerging Markets Equity	8.7	8.5	0.2	8.2
Global Real Estate	0.3	0.3	-	0.3
Interest Rate	0.8	0.7	0.1	0.6
Long-Term Fixed Income	10.9	4.5	6.4	-1.9
Master Limited Partnerships	0.1	0.1	-	0.1
Medium-Term Fixed Income	1.3	1.3	-	1.3
Preferred	1.8	1.8	-	1.8
Short-Term Fixed Income	8.4	8.4	-	8.4
US Equity	77.3	48.2	29.2	19.0

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$33	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$4,879,897,710
# of Portfolio Holdings	3,242
Portfolio Turnover Rate	74%
Total Net Advisory Fees Paid	$14,045,185

Goldman Sachs Absolute Return Tracker Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Absolute Return Tracker Fund

38145N220-SAR-0625

Institutional Class

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Absolute Return Tracker Fund

GSRTX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Cash and Short-Term Investments	151.9	90.0	61.9	28.1
Commodities	2.4	1.5	0.9	0.6
Convertible Securities	3.5	3.5	-	3.5
Credit	24.8	11.9	12.9	-1.0
Developed Markets Currency	3.0	3.0	-	3.0
Developed Markets Equity Volatility	4.0	0.8	3.2	-2.4
Developed Markets ex US Equity	13.1	10.1	3.0	7.1
Developed Markets FI Volatility	0.9	0.9	-	0.9
Emerging Markets Currency	2.0	2.0	-	2.0
Emerging Markets Equity	8.7	8.5	0.2	8.2
Global Real Estate	0.3	0.3	-	0.3
Interest Rate	0.8	0.7	0.1	0.6
Long-Term Fixed Income	10.9	4.5	6.4	-1.9
Master Limited Partnerships	0.1	0.1	-	0.1
Medium-Term Fixed Income	1.3	1.3	-	1.3
Preferred	1.8	1.8	-	1.8
Short-Term Fixed Income	8.4	8.4	-	8.4
US Equity	77.3	48.2	29.2	19.0

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$38	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$4,879,897,710
# of Portfolio Holdings	3,242
Portfolio Turnover Rate	74%
Total Net Advisory Fees Paid	$14,045,185

Goldman Sachs Absolute Return Tracker Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Absolute Return Tracker Fund

38145N113-SAR-0625

Investor Class

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Commodity Strategy Fund

GSCAX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Exposure (%)*

Header	Gross	Long	Short	Net
Energy	38.4	33.6	-4.8	28.7
Agriculture	30.4	30.3	-0.1	30.3
Precious Metals	20.5	20.5	-	20.5
Industrial Metals	15.4	15.4	-	15.4
Livestock	5.1	5.1	-	5.1

* Sector exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given sector), divided by the Fund's net assets exposure within each sector. "Net Exposure" represents the net exposure within the Fund to a given sector, calculated as the difference between long and short exposures. Short-term Investments include money market funds and U.S. Treasury Bills and generally represent the collateral for Fund's derivative positions.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$47	0.93%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$336,178,254
# of Portfolio Holdings	60
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$824,624

Goldman Sachs Commodity Strategy Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Commodity Strategy Fund

38143H373-SAR-0625

Class A

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Commodity Strategy Fund

GSCCX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Exposure (%)*

Header	Gross	Long	Short	Net
Energy	38.4	33.6	-4.8	28.7
Agriculture	30.4	30.3	-0.1	30.3
Precious Metals	20.5	20.5	-	20.5
Industrial Metals	15.4	15.4	-	15.4
Livestock	5.1	5.1	-	5.1

* Sector exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given sector), divided by the Fund's net assets exposure within each sector. "Net Exposure" represents the net exposure within the Fund to a given sector, calculated as the difference between long and short exposures. Short-term Investments include money market funds and U.S. Treasury Bills and generally represent the collateral for Fund's derivative positions.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$85	1.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$336,178,254
# of Portfolio Holdings	60
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$824,624

Goldman Sachs Commodity Strategy Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Commodity Strategy Fund

38143H365-SAR-0625

Class C

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Commodity Strategy Fund

GGRPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Exposure (%)*

Header	Gross	Long	Short	Net
Energy	38.4	33.6	-4.8	28.7
Agriculture	30.4	30.3	-0.1	30.3
Precious Metals	20.5	20.5	-	20.5
Industrial Metals	15.4	15.4	-	15.4
Livestock	5.1	5.1	-	5.1

* Sector exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given sector), divided by the Fund's net assets exposure within each sector. "Net Exposure" represents the net exposure within the Fund to a given sector, calculated as the difference between long and short exposures. Short-term Investments include money market funds and U.S. Treasury Bills and generally represent the collateral for Fund's derivative positions.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$30	0.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$336,178,254
# of Portfolio Holdings	60
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$824,624

Goldman Sachs Commodity Strategy Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Commodity Strategy Fund

38150B707-SAR-0625

Class P

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Commodity Strategy Fund

GCCRX: Class R

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Exposure (%)*

Header	Gross	Long	Short	Net
Energy	38.4	33.6	-4.8	28.7
Agriculture	30.4	30.3	-0.1	30.3
Precious Metals	20.5	20.5	-	20.5
Industrial Metals	15.4	15.4	-	15.4
Livestock	5.1	5.1	-	5.1

* Sector exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given sector), divided by the Fund's net assets exposure within each sector. "Net Exposure" represents the net exposure within the Fund to a given sector, calculated as the difference between long and short exposures. Short-term Investments include money market funds and U.S. Treasury Bills and generally represent the collateral for Fund's derivative positions.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$60	1.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$336,178,254
# of Portfolio Holdings	60
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$824,624

Goldman Sachs Commodity Strategy Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Commodity Strategy Fund

38145N394-SAR-0625

Class R

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Commodity Strategy Fund

GCCUX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Exposure (%)*

Header	Gross	Long	Short	Net
Energy	38.4	33.6	-4.8	28.7
Agriculture	30.4	30.3	-0.1	30.3
Precious Metals	20.5	20.5	-	20.5
Industrial Metals	15.4	15.4	-	15.4
Livestock	5.1	5.1	-	5.1

* Sector exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given sector), divided by the Fund's net assets exposure within each sector. "Net Exposure" represents the net exposure within the Fund to a given sector, calculated as the difference between long and short exposures. Short-term Investments include money market funds and U.S. Treasury Bills and generally represent the collateral for Fund's derivative positions.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$30	0.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$336,178,254
# of Portfolio Holdings	60
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$824,624

Goldman Sachs Commodity Strategy Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Commodity Strategy Fund

38147X317-SAR-0625

Class R6

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Commodity Strategy Fund

GCCIX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Exposure (%)*

Header	Gross	Long	Short	Net
Energy	38.4	33.6	-4.8	28.7
Agriculture	30.4	30.3	-0.1	30.3
Precious Metals	20.5	20.5	-	20.5
Industrial Metals	15.4	15.4	-	15.4
Livestock	5.1	5.1	-	5.1

* Sector exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given sector), divided by the Fund's net assets exposure within each sector. "Net Exposure" represents the net exposure within the Fund to a given sector, calculated as the difference between long and short exposures. Short-term Investments include money market funds and U.S. Treasury Bills and generally represent the collateral for Fund's derivative positions.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$31	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$336,178,254
# of Portfolio Holdings	60
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$824,624

Goldman Sachs Commodity Strategy Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Commodity Strategy Fund

38143H381-SAR-0625

Institutional Class

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Commodity Strategy Fund

GCCTX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Exposure (%)*

Header	Gross	Long	Short	Net
Energy	38.4	33.6	-4.8	28.7
Agriculture	30.4	30.3	-0.1	30.3
Precious Metals	20.5	20.5	-	20.5
Industrial Metals	15.4	15.4	-	15.4
Livestock	5.1	5.1	-	5.1

* Sector exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given sector), divided by the Fund's net assets exposure within each sector. "Net Exposure" represents the net exposure within the Fund to a given sector, calculated as the difference between long and short exposures. Short-term Investments include money market funds and U.S. Treasury Bills and generally represent the collateral for Fund's derivative positions.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$35	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$336,178,254
# of Portfolio Holdings	60
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$824,624

Goldman Sachs Commodity Strategy Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Commodity Strategy Fund

38145N386-SAR-0625

Investor Class

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Dynamic Global Equity Fund

GAPAX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$28	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Equity	54.6%
Other	41.2%

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$409,492,329
# of Portfolio Holdings	16
Portfolio Turnover Rate	35%
Total Net Advisory Fees Paid	$284,224

Goldman Sachs Dynamic Global Equity Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Global Equity Fund

38142V571-SAR-0625

Class A

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Dynamic Global Equity Fund

GAXCX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$67	1.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Equity	54.6%
Other	41.2%

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$409,492,329
# of Portfolio Holdings	16
Portfolio Turnover Rate	35%
Total Net Advisory Fees Paid	$284,224

Goldman Sachs Dynamic Global Equity Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Global Equity Fund

38142V555-SAR-0625

Class C

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Dynamic Global Equity Fund

GADPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Equity	54.6%
Other	41.2%

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$409,492,329
# of Portfolio Holdings	16
Portfolio Turnover Rate	35%
Total Net Advisory Fees Paid	$284,224

Goldman Sachs Dynamic Global Equity Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Global Equity Fund

38150B814-SAR-0625

Class P

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Dynamic Global Equity Fund

GAPRX: Class R

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$41	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Equity	54.6%
Other	41.2%

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$409,492,329
# of Portfolio Holdings	16
Portfolio Turnover Rate	35%
Total Net Advisory Fees Paid	$284,224

Goldman Sachs Dynamic Global Equity Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Global Equity Fund

38145N741-SAR-0625

Class R

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Dynamic Global Equity Fund

GAPUX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Equity	54.6%
Other	41.2%

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$409,492,329
# of Portfolio Holdings	16
Portfolio Turnover Rate	35%
Total Net Advisory Fees Paid	$284,224

Goldman Sachs Dynamic Global Equity Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Global Equity Fund

38148U403-SAR-0625

Class R6

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Dynamic Global Equity Fund

GAPIX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Equity	54.6%
Other	41.2%

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$409,492,329
# of Portfolio Holdings	16
Portfolio Turnover Rate	35%
Total Net Advisory Fees Paid	$284,224

Goldman Sachs Dynamic Global Equity Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Global Equity Fund

38142V472-SAR-0625

Institutional Class

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Dynamic Global Equity Fund

GAPTX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$16	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Equity	54.6%
Other	41.2%

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$409,492,329
# of Portfolio Holdings	16
Portfolio Turnover Rate	35%
Total Net Advisory Fees Paid	$284,224

Goldman Sachs Dynamic Global Equity Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Global Equity Fund

38145N733-SAR-0625

Investor Class

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Dynamic Global Equity Fund

GAPSX: Service Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$36	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Equity	54.6%
Other	41.2%

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$409,492,329
# of Portfolio Holdings	16
Portfolio Turnover Rate	35%
Total Net Advisory Fees Paid	$284,224

Goldman Sachs Dynamic Global Equity Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Global Equity Fund

38142V464-SAR-0625

Service Class

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs International Equity Dividend and Premium Fund

GIDAX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity Dividend and Premium Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$65	1.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Financials	24.9%
Industrials	19.7%
Health Care	10.4%
Consumer Discretionary	8.6%
Information Technology	7.6%
Consumer Staples	6.9%
Communication Services	6.1%
Materials	5.9%
Utilities	4.7%
Other	5.2%

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$144,087,475
# of Portfolio Holdings	285
Portfolio Turnover Rate	16%
Total Net Advisory Fees Paid	$592,968

Goldman Sachs International Equity Dividend and Premium Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation table included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Dividend and Premium Fund

38144N486-SAR-0625

Class A

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs International Equity Dividend and Premium Fund

GIDCX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity Dividend and Premium Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$106	1.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Financials	24.9%
Industrials	19.7%
Health Care	10.4%
Consumer Discretionary	8.6%
Information Technology	7.6%
Consumer Staples	6.9%
Communication Services	6.1%
Materials	5.9%
Utilities	4.7%
Other	5.2%

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$144,087,475
# of Portfolio Holdings	285
Portfolio Turnover Rate	16%
Total Net Advisory Fees Paid	$592,968

Goldman Sachs International Equity Dividend and Premium Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation table included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Dividend and Premium Fund

38144N478-SAR-0625

Class C

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs International Equity Dividend and Premium Fund

GGHPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity Dividend and Premium Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$48	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Financials	24.9%
Industrials	19.7%
Health Care	10.4%
Consumer Discretionary	8.6%
Information Technology	7.6%
Consumer Staples	6.9%
Communication Services	6.1%
Materials	5.9%
Utilities	4.7%
Other	5.2%

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$144,087,475
# of Portfolio Holdings	285
Portfolio Turnover Rate	16%
Total Net Advisory Fees Paid	$592,968

Goldman Sachs International Equity Dividend and Premium Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation table included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Dividend and Premium Fund

38150B616-SAR-0625

Class P

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs International Equity Dividend and Premium Fund

GIDUX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity Dividend and Premium Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$48	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Financials	24.9%
Industrials	19.7%
Health Care	10.4%
Consumer Discretionary	8.6%
Information Technology	7.6%
Consumer Staples	6.9%
Communication Services	6.1%
Materials	5.9%
Utilities	4.7%
Other	5.2%

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$144,087,475
# of Portfolio Holdings	285
Portfolio Turnover Rate	16%
Total Net Advisory Fees Paid	$592,968

Goldman Sachs International Equity Dividend and Premium Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation table included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Dividend and Premium Fund

38150C507-SAR-0625

Class R6

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs International Equity Dividend and Premium Fund

GIDHX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity Dividend and Premium Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$49	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Financials	24.9%
Industrials	19.7%
Health Care	10.4%
Consumer Discretionary	8.6%
Information Technology	7.6%
Consumer Staples	6.9%
Communication Services	6.1%
Materials	5.9%
Utilities	4.7%
Other	5.2%

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$144,087,475
# of Portfolio Holdings	285
Portfolio Turnover Rate	16%
Total Net Advisory Fees Paid	$592,968

Goldman Sachs International Equity Dividend and Premium Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation table included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Dividend and Premium Fund

38144N494-SAR-0625

Institutional Class

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs International Equity Dividend and Premium Fund

GIRVX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity Dividend and Premium Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$51	0.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Financials	24.9%
Industrials	19.7%
Health Care	10.4%
Consumer Discretionary	8.6%
Information Technology	7.6%
Consumer Staples	6.9%
Communication Services	6.1%
Materials	5.9%
Utilities	4.7%
Other	5.2%

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$144,087,475
# of Portfolio Holdings	285
Portfolio Turnover Rate	16%
Total Net Advisory Fees Paid	$592,968

Goldman Sachs International Equity Dividend and Premium Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation table included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Dividend and Premium Fund

38145C547-SAR-0625

Investor Class

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs U.S. Equity Dividend and Premium Fund

GSPAX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Dividend and Premium Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$51	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Information Technology	33.9%
Financials	13.6%
Communication Services	10.2%
Consumer Discretionary	9.8%
Health Care	9.5%
Industrials	8.2%
Consumer Staples	6.1%
Energy	3.3%
Utilities	2.4%
Other	5.5%

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$3,538,455,645
# of Portfolio Holdings	214
Portfolio Turnover Rate	10%
Total Net Advisory Fees Paid	$10,880,469

Goldman Sachs U.S. Equity Dividend and Premium Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation table included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity Dividend and Premium Fund

38143H712-SAR-0625

Class A

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs U.S. Equity Dividend and Premium Fund

GSPQX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Dividend and Premium Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$88	1.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Information Technology	33.9%
Financials	13.6%
Communication Services	10.2%
Consumer Discretionary	9.8%
Health Care	9.5%
Industrials	8.2%
Consumer Staples	6.1%
Energy	3.3%
Utilities	2.4%
Other	5.5%

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$3,538,455,645
# of Portfolio Holdings	214
Portfolio Turnover Rate	10%
Total Net Advisory Fees Paid	$10,880,469

Goldman Sachs U.S. Equity Dividend and Premium Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation table included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity Dividend and Premium Fund

38143H696-SAR-0625

Class C

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs U.S. Equity Dividend and Premium Fund

GSFPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Dividend and Premium Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$34	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Information Technology	33.9%
Financials	13.6%
Communication Services	10.2%
Consumer Discretionary	9.8%
Health Care	9.5%
Industrials	8.2%
Consumer Staples	6.1%
Energy	3.3%
Utilities	2.4%
Other	5.5%

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$3,538,455,645
# of Portfolio Holdings	214
Portfolio Turnover Rate	10%
Total Net Advisory Fees Paid	$10,880,469

Goldman Sachs U.S. Equity Dividend and Premium Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation table included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity Dividend and Premium Fund

38150B194-SAR-0625

Class P

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs U.S. Equity Dividend and Premium Fund

GIDWX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Dividend and Premium Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$34	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Information Technology	33.9%
Financials	13.6%
Communication Services	10.2%
Consumer Discretionary	9.8%
Health Care	9.5%
Industrials	8.2%
Consumer Staples	6.1%
Energy	3.3%
Utilities	2.4%
Other	5.5%

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$3,538,455,645
# of Portfolio Holdings	214
Portfolio Turnover Rate	10%
Total Net Advisory Fees Paid	$10,880,469

Goldman Sachs U.S. Equity Dividend and Premium Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation table included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity Dividend and Premium Fund

38150C804-SAR-0625

Class R6

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs U.S. Equity Dividend and Premium Fund

GSPKX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Dividend and Premium Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$34	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Information Technology	33.9%
Financials	13.6%
Communication Services	10.2%
Consumer Discretionary	9.8%
Health Care	9.5%
Industrials	8.2%
Consumer Staples	6.1%
Energy	3.3%
Utilities	2.4%
Other	5.5%

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$3,538,455,645
# of Portfolio Holdings	214
Portfolio Turnover Rate	10%
Total Net Advisory Fees Paid	$10,880,469

Goldman Sachs U.S. Equity Dividend and Premium Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation table included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity Dividend and Premium Fund

38143H720-SAR-0625

Institutional Class

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs U.S. Equity Dividend and Premium Fund

GVIRX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Dividend and Premium Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$38	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Information Technology	33.9%
Financials	13.6%
Communication Services	10.2%
Consumer Discretionary	9.8%
Health Care	9.5%
Industrials	8.2%
Consumer Staples	6.1%
Energy	3.3%
Utilities	2.4%
Other	5.5%

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$3,538,455,645
# of Portfolio Holdings	214
Portfolio Turnover Rate	10%
Total Net Advisory Fees Paid	$10,880,469

Goldman Sachs U.S. Equity Dividend and Premium Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation table included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity Dividend and Premium Fund

38145C513-SAR-0625

Investor Class

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Balanced Strategy Portfolio

GIPAX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Balanced Strategy Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$28	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Fixed Income	47.9%
Equity	22.3%
Dynamic	1.0%
Other	24.7%

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$562,216,015
# of Portfolio Holdings	26
Portfolio Turnover Rate	14%
Total Net Advisory Fees Paid	$410,946

Goldman Sachs Balanced Strategy Portfolio

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Balanced Strategy Portfolio

38142V688-SAR-0625

Class A

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Balanced Strategy Portfolio

GIPCX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Balanced Strategy Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$66	1.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Fixed Income	47.9%
Equity	22.3%
Dynamic	1.0%
Other	24.7%

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$562,216,015
# of Portfolio Holdings	26
Portfolio Turnover Rate	14%
Total Net Advisory Fees Paid	$410,946

Goldman Sachs Balanced Strategy Portfolio

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Balanced Strategy Portfolio

38142V662-SAR-0625

Class C

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Balanced Strategy Portfolio

GAOPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Balanced Strategy Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Fixed Income	47.9%
Equity	22.3%
Dynamic	1.0%
Other	24.7%

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$562,216,015
# of Portfolio Holdings	26
Portfolio Turnover Rate	14%
Total Net Advisory Fees Paid	$410,946

Goldman Sachs Balanced Strategy Portfolio

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Balanced Strategy Portfolio

38150C408-SAR-0625

Class P

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Balanced Strategy Portfolio

GIPRX: Class R

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Balanced Strategy Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$41	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Fixed Income	47.9%
Equity	22.3%
Dynamic	1.0%
Other	24.7%

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$562,216,015
# of Portfolio Holdings	26
Portfolio Turnover Rate	14%
Total Net Advisory Fees Paid	$410,946

Goldman Sachs Balanced Strategy Portfolio

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Balanced Strategy Portfolio

38145N816-SAR-0625

Class R

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Balanced Strategy Portfolio

GIPUX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Balanced Strategy Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Fixed Income	47.9%
Equity	22.3%
Dynamic	1.0%
Other	24.7%

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$562,216,015
# of Portfolio Holdings	26
Portfolio Turnover Rate	14%
Total Net Advisory Fees Paid	$410,946

Goldman Sachs Balanced Strategy Portfolio

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Balanced Strategy Portfolio

38148U106-SAR-0625

Class R6

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Balanced Strategy Portfolio

GIPIX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Balanced Strategy Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Fixed Income	47.9%
Equity	22.3%
Dynamic	1.0%
Other	24.7%

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$562,216,015
# of Portfolio Holdings	26
Portfolio Turnover Rate	14%
Total Net Advisory Fees Paid	$410,946

Goldman Sachs Balanced Strategy Portfolio

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Balanced Strategy Portfolio

38142V548-SAR-0625

Institutional Class

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Balanced Strategy Portfolio

GIPTX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Balanced Strategy Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Fixed Income	47.9%
Equity	22.3%
Dynamic	1.0%
Other	24.7%

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$562,216,015
# of Portfolio Holdings	26
Portfolio Turnover Rate	14%
Total Net Advisory Fees Paid	$410,946

Goldman Sachs Balanced Strategy Portfolio

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Balanced Strategy Portfolio

38145N790-SAR-0625

Investor Class

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Balanced Strategy Portfolio

GIPSX: Service Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Balanced Strategy Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Fixed Income	47.9%
Equity	22.3%
Dynamic	1.0%
Other	24.7%

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$562,216,015
# of Portfolio Holdings	26
Portfolio Turnover Rate	14%
Total Net Advisory Fees Paid	$410,946

Goldman Sachs Balanced Strategy Portfolio

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Balanced Strategy Portfolio

38142V530-SAR-0625

Service Class

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Growth and Income Strategy Portfolio

GOIAX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Growth and Income Strategy Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$28	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Equity	32.9%
Fixed Income	31.9%
Dynamic	0.9%
Other	30.2%

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$972,190,417
# of Portfolio Holdings	26
Portfolio Turnover Rate	12%
Total Net Advisory Fees Paid	$703,406

Goldman Sachs Growth and Income Strategy Portfolio

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Growth and Income Strategy Portfolio

38142V654-SAR-0625

Class A

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Growth and Income Strategy Portfolio

GOICX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Growth and Income Strategy Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$66	1.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Equity	32.9%
Fixed Income	31.9%
Dynamic	0.9%
Other	30.2%

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$972,190,417
# of Portfolio Holdings	26
Portfolio Turnover Rate	12%
Total Net Advisory Fees Paid	$703,406

Goldman Sachs Growth and Income Strategy Portfolio

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Growth and Income Strategy Portfolio

38142V639-SAR-0625

Class C

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Growth and Income Strategy Portfolio

GGSPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Growth and Income Strategy Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Equity	32.9%
Fixed Income	31.9%
Dynamic	0.9%
Other	30.2%

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$972,190,417
# of Portfolio Holdings	26
Portfolio Turnover Rate	12%
Total Net Advisory Fees Paid	$703,406

Goldman Sachs Growth and Income Strategy Portfolio

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Growth and Income Strategy Portfolio

38150B715-SAR-0625

Class P

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Growth and Income Strategy Portfolio

GPIRX: Class R

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Growth and Income Strategy Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$41	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Equity	32.9%
Fixed Income	31.9%
Dynamic	0.9%
Other	30.2%

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$972,190,417
# of Portfolio Holdings	26
Portfolio Turnover Rate	12%
Total Net Advisory Fees Paid	$703,406

Goldman Sachs Growth and Income Strategy Portfolio

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Growth and Income Strategy Portfolio

38145N782-SAR-0625

Class R

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Growth and Income Strategy Portfolio

GOIUX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Growth and Income Strategy Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Equity	32.9%
Fixed Income	31.9%
Dynamic	0.9%
Other	30.2%

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$972,190,417
# of Portfolio Holdings	26
Portfolio Turnover Rate	12%
Total Net Advisory Fees Paid	$703,406

Goldman Sachs Growth and Income Strategy Portfolio

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Growth and Income Strategy Portfolio

38148U205-SAR-0625

Class R6

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Growth and Income Strategy Portfolio

GOIIX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Growth and Income Strategy Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Equity	32.9%
Fixed Income	31.9%
Dynamic	0.9%
Other	30.2%

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$972,190,417
# of Portfolio Holdings	26
Portfolio Turnover Rate	12%
Total Net Advisory Fees Paid	$703,406

Goldman Sachs Growth and Income Strategy Portfolio

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Growth and Income Strategy Portfolio

38142V522-SAR-0625

Institutional Class

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Growth and Income Strategy Portfolio

GPITX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Growth and Income Strategy Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Equity	32.9%
Fixed Income	31.9%
Dynamic	0.9%
Other	30.2%

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$972,190,417
# of Portfolio Holdings	26
Portfolio Turnover Rate	12%
Total Net Advisory Fees Paid	$703,406

Goldman Sachs Growth and Income Strategy Portfolio

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Growth and Income Strategy Portfolio

38145N774-SAR-0625

Investor Class

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Growth and Income Strategy Portfolio

GOISX: Service Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Growth and Income Strategy Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Equity	32.9%
Fixed Income	31.9%
Dynamic	0.9%
Other	30.2%

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$972,190,417
# of Portfolio Holdings	26
Portfolio Turnover Rate	12%
Total Net Advisory Fees Paid	$703,406

Goldman Sachs Growth and Income Strategy Portfolio

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Growth and Income Strategy Portfolio

38142V514-SAR-0625

Service Class

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Growth Strategy Portfolio

GGSAX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Growth Strategy Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$28	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Equity	43.0%
Fixed Income	5.5%
Dynamic	0.9%
Other	46.1%

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$1,003,320,436
# of Portfolio Holdings	25
Portfolio Turnover Rate	9%
Total Net Advisory Fees Paid	$724,604

Goldman Sachs Growth Strategy Portfolio

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Growth Strategy Portfolio

38142V621-SAR-0625

Class A

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Growth Strategy Portfolio

GGSCX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Growth Strategy Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$67	1.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Equity	43.0%
Fixed Income	5.5%
Dynamic	0.9%
Other	46.1%

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$1,003,320,436
# of Portfolio Holdings	25
Portfolio Turnover Rate	9%
Total Net Advisory Fees Paid	$724,604

Goldman Sachs Growth Strategy Portfolio

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Growth Strategy Portfolio

38142V597-SAR-0625

Class C

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Growth Strategy Portfolio

GGPPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Growth Strategy Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Equity	43.0%
Fixed Income	5.5%
Dynamic	0.9%
Other	46.1%

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$1,003,320,436
# of Portfolio Holdings	25
Portfolio Turnover Rate	9%
Total Net Advisory Fees Paid	$724,604

Goldman Sachs Growth Strategy Portfolio

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Growth Strategy Portfolio

38150B681-SAR-0625

Class P

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Growth Strategy Portfolio

GGSRX: Class R

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Growth Strategy Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$41	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Equity	43.0%
Fixed Income	5.5%
Dynamic	0.9%
Other	46.1%

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$1,003,320,436
# of Portfolio Holdings	25
Portfolio Turnover Rate	9%
Total Net Advisory Fees Paid	$724,604

Goldman Sachs Growth Strategy Portfolio

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Growth Strategy Portfolio

38145N766-SAR-0625

Class R

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Growth Strategy Portfolio

GGSUX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Growth Strategy Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Equity	43.0%
Fixed Income	5.5%
Dynamic	0.9%
Other	46.1%

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$1,003,320,436
# of Portfolio Holdings	25
Portfolio Turnover Rate	9%
Total Net Advisory Fees Paid	$724,604

Goldman Sachs Growth Strategy Portfolio

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Growth Strategy Portfolio

38148U304-SAR-0625

Class R6

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Growth Strategy Portfolio

GGSIX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Growth Strategy Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Equity	43.0%
Fixed Income	5.5%
Dynamic	0.9%
Other	46.1%

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$1,003,320,436
# of Portfolio Holdings	25
Portfolio Turnover Rate	9%
Total Net Advisory Fees Paid	$724,604

Goldman Sachs Growth Strategy Portfolio

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Growth Strategy Portfolio

38142V498-SAR-0625

Institutional Class

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Growth Strategy Portfolio

GGSTX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Growth Strategy Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Equity	43.0%
Fixed Income	5.5%
Dynamic	0.9%
Other	46.1%

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$1,003,320,436
# of Portfolio Holdings	25
Portfolio Turnover Rate	9%
Total Net Advisory Fees Paid	$724,604

Goldman Sachs Growth Strategy Portfolio

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Growth Strategy Portfolio

38145N758-SAR-0625

Investor Class

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Growth Strategy Portfolio

GGSSX: Service Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Growth Strategy Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$36	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Equity	43.0%
Fixed Income	5.5%
Dynamic	0.9%
Other	46.1%

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$1,003,320,436
# of Portfolio Holdings	25
Portfolio Turnover Rate	9%
Total Net Advisory Fees Paid	$724,604

Goldman Sachs Growth Strategy Portfolio

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Growth Strategy Portfolio

38142V480-SAR-0625

Service Class

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Michael Latham is the “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Goldman Sachs Funds Semi-Annual Financial Statements June 30, 2025 Fund of Funds Portfolios Goldman Sachs Balanced Strategy Portfolio Goldman Sachs Dynamic Global Equity Fund Goldman Sachs Growth and Income Strategy Portfolio Goldman Sachs Growth Strategy Portfolio Goldman Sachs Asset Management

Goldman Sachs Fund of Funds Portfolios

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments June 30, 2025 (Unaudited)

Shares	Description	Value

Underlying Funds – 94.2%

Dynamic(a) – 1.0%
626,306	Goldman Sachs Managed Futures Strategy Fund — Class R6	$5,373,706

Equity(a) – 22.3%
1,411,065	Goldman Sachs Large Cap Value Insights Fund — Class R6	33,964,341
958,804	Goldman Sachs Large Cap Growth Insights Fund — Class R6	33,730,733
1,673,046	Goldman Sachs International Equity Insights Fund — Class R6	28,843,307
1,185,940	Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	11,728,952
228,614	Goldman Sachs Small Cap Equity Insights Fund — Class R6	6,280,019
435,834	Goldman Sachs Global Infrastructure Fund — Class R6	5,770,437
290,847	Goldman Sachs International Small Cap Insights Fund — Class R6	4,505,215
22,926	Goldman Sachs Energy Infrastructure Fund — Class R6	319,818

		125,142,822

Exchange Traded Funds – 23.0%
809,695	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	37,262,164
390,115	Goldman Sachs MarketBeta U.S. Equity ETF(a)	33,382,140
392,374	Goldman Sachs MarketBeta International Equity ETF(a)	25,119,783
218,602	Goldman Sachs MarketBeta Emerging Markets Equity ETF(a)	11,036,013
68,493	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	8,313,680
149,586	Goldman Sachs ActiveBeta International Equity ETF(a)	5,932,581
39,972	iShares U.S. Real Estate ETF	3,788,146
49,119	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	1,827,718
10,517	iShares U.S. Technology ETF	1,822,281
7,025	Health Care Select Sector SPDR Fund	946,900
2,526	iShares MSCI Mexico ETF	152,975

		129,584,381

Shares	Description	Value

Underlying Funds – (continued)

Fixed Income(a) – 47.9%
20,483,379	Goldman Sachs Global Core Fixed Income Fund — Class R6	$232,896,020
1,830,784	Goldman Sachs Inflation Protected Securities Fund — Class R6	17,538,916
720,376	Goldman Sachs Emerging Markets Debt Fund — Class R6	7,059,684
720,571	Goldman Sachs High Yield Floating Rate Fund — Class R6	6,290,582
1,014,829	Goldman Sachs High Yield Fund — Class R6	5,784,525

		269,569,727

TOTAL UNDERLYING FUNDS – 94.2% (Cost $492,538,404)		$529,670,636

Shares	Dividend Rate	Value

Investment Company(a) – 1.7%

Goldman Sachs Financial Square Government Fund — Institutional Shares
9,247,541	4.231%	$9,247,541
(Cost $9,247,541)

TOTAL INVESTMENTS – 95.9% (Cost $501,785,945)		$538,918,177

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.1%		23,297,838

NET ASSETS – 100.0%		$562,216,015

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2025, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased	Currency Sold	Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD 550,921	HKD 4,290,000	09/17/25	$750

The accompanying notes are an integral part of these financial statements.	1

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued) June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased	Currency Sold	Settlement Date	Unrealized Gain

MS & Co. Int. PLC (continued)	USD 6,699,113	JPY 948,000,000	09/17/25	$57,612

TOTAL				$58,362

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD	2,031,604	AUD	3,120,000	09/17/25	$(25,166)
	USD	2,928,167	CHF	2,370,000	09/17/25	(88,335)
	USD	711,242	DKK	4,610,000	09/17/25	(20,897)
	USD	10,581,214	EUR	9,200,000	09/17/25	(312,467)
	USD	4,423,226	GBP	3,260,000	09/17/25	(53,868)
	USD	161,075	ILS	560,000	09/17/25	(5,348)
	USD	463,731	MXN	9,000,000	09/17/25	(11,923)
	USD	188,243	NOK	1,900,000	09/17/25	(351)
	USD	54,456	NZD	90,000	09/17/25	(549)
	USD	929,619	SEK	8,850,000	09/17/25	(10,646)
	USD	399,336	SGD	510,000	09/17/25	(4,062)

TOTAL						$(533,612)

FUTURES CONTRACTS — At June 30, 2025, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.K. Long Gilt	3	09/26/25	$383,093	$ 10,207
5 Year German Euro-Bund	3	09/08/25	459,931	(2,476)
FTSE/JSE Top 40 Index	7	09/18/25	354,983	4,126
IFSC NIFTY 50 Index	9	07/31/25	460,818	10,797
MSCI EAFE Index	11	09/19/25	1,474,935	22,534
S&P 500 E-Mini Index	102	09/19/25	31,894,125	820,855

Total				$866,043

Short position contracts:
E-mini Consumer Staples Select Sector	(36)	09/19/25	(2,964,600)	(16,150)

TOTAL FUTURES CONTRACTS				$849,893

2	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At June 30, 2025, the Portfolio had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Portfolio(a)	Payments Received by Portfolio(a)	Termination Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

12M GBP	3.829%	04/16/30	GBP 3,300	$32,127

(a)	Payments made annually.
*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2025(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
CDX.NA.HY Index 44	(5.000)%	3.186%	06/20/30	$2,800	$(214,558)	$(136,201)	$(78,357)

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund(a)	Counterparty	Termination Date#	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

SXDR Index	12MEURO+0.470%	JPMorgan Securities, Inc.	02/03/26	EUR337	$(537)
SXDR Index	12MEURO+0.480%	JPMorgan Securities, Inc.	02/03/26	EUR762	—

TOTAL					$(537)

(a)	Payments made quarterly.
#

The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2025, the Portfolio had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
SX5E Index	MS & Co. Int. PLC	$5,156.960	07/15/2025	178	$91,793,888	$35,063	$15,311	$19,752

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued) June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON EQUITIES (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

XLV Index	BofA Securities LLC	$135.000	06/18/2026	4,693	$63,355,500	$47,912	$ 51,288	$ (3,376)

Total purchased option contracts				4,871	$155,149,388	$82,975	$ 66,599	$16,376

Written option contracts
Calls
XLV Index	BofA Securities LLC	146.000	06/18/2026	(9,386)	(137,035,600)	(46,354)	(50,873)	4,519

Puts
SPX Index	MS & Co. Int. PLC	5,326.965	07/18/2025	(220)	(117,193,230)	(419)	(32,197)	31,778
MID Index	MS & Co. Int. PLC	2,725.883	07/18/2025	(280)	(76,324,724)	(378)	(20,166)	19,788
TOPIX Index	MS & Co. Int. PLC	2,477.128	12/19/2025	(68,448)	(16,955,445,734)	(19,549)	(45,422)	25,873

				(68,948)	$(17,148,963,688)	$(20,346)	$ (97,785)	$77,439

Total written option contracts				(78,334)	$(17,285,999,288)	$(66,700)	$(148,658)	$81,958

TOTAL				(73,463)	$(17,130,849,900)	$16,275	$ (82,059)	$98,334

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call CHF/Put NOK	MS & Co. Int. PLC	$14.116	09/17/2025	528,000	$528,000	$608	$ 7,043	$ (6,435)
Call CHF/Put NOK	MS & Co. Int. PLC	14.143	09/17/2025	572,000	572,000	614	7,987	(7,373)
Call CHF/Put NOK	MS & Co. Int. PLC	14.480	12/17/2025	463,000	463,000	1,904	7,066	(5,162)
Call CHF/Put NOK	MS & Co. Int. PLC	14.537	12/17/2025	495,000	495,000	1,879	8,424	(6,545)
Call CHF/Put NOK	MS & Co. Int. PLC	14.810	03/18/2026	422,000	422,000	2,903	7,108	(4,205)
Call CHF/Put NOK	MS & Co. Int. PLC	14.888	03/18/2026	448,000	448,000	2,843	8,819	(5,976)
Call CHF/Put NOK	MS & Co. Int. PLC	14.209	06/17/2026	1,029,000	1,029,000	21,038	19,419	1,619
Call CHF/Put SEK	MS & Co. Int. PLC	13.588	09/17/2025	617,000	617,000	84	6,626	(6,542)
Call CHF/Put SEK	MS & Co. Int. PLC	13.430	09/17/2025	661,000	661,000	161	7,752	(7,591)
Call CHF/Put SEK	MS & Co. Int. PLC	13.848	12/17/2025	536,000	536,000	708	7,271	(6,563)
Call CHF/Put SEK	MS & Co. Int. PLC	13.709	12/17/2025	568,000	568,000	967	8,001	(7,034)
Call CHF/Put SEK	MS & Co. Int. PLC	14.076	03/18/2026	487,000	487,000	1,438	8,037	(6,599)
Call CHF/Put SEK	MS & Co. Int. PLC	13.954	03/18/2026	513,000	513,000	1,771	7,933	(6,162)
Call CHF/Put SEK	MS & Co. Int. PLC	13.248	06/17/2026	1,169,000	1,169,000	15,999	21,860	(5,861)
Call JPY/Put KRW	MS & Co. Int. PLC	10.130	09/17/2025	60,933,000	60,933,000	1,869	5,027	(3,158)
Call JPY/Put KRW	MS & Co. Int. PLC	10.514	09/17/2025	61,985,000	61,985,000	835	5,370	(4,535)
Call JPY/Put KRW	MS & Co. Int. PLC	10.345	12/17/2025	53,891,000	53,891,000	3,245	4,983	(1,738)
Call JPY/Put KRW	MS & Co. Int. PLC	10.745	12/17/2025	54,276,000	54,276,000	1,902	5,334	(3,432)
Call JPY/Put KRW	MS & Co. Int. PLC	10.554	03/18/2026	48,936,000	48,936,000	3,913	4,981	(1,068)
Call JPY/Put KRW	MS & Co. Int. PLC	10.967	03/18/2026	48,949,000	48,949,000	2,550	5,855	(3,305)
Call JPY/Put KRW	MS & Co. Int. PLC	10.883	06/17/2026	89,736,000	89,736,000	7,658	9,169	(1,511)
Call USD/Put CAD	MS & Co. Int. PLC	1.458	09/17/2025	1,932,000	1,932,000	359	13,564	(13,205)
Call USD/Put CAD	MS & Co. Int. PLC	1.493	09/17/2025	1,952,000	1,952,000	62	15,477	(15,415)
Call USD/Put CAD	MS & Co. Int. PLC	1.467	12/17/2025	1,686,000	1,686,000	1,544	13,340	(11,796)
Call USD/Put CAD	MS & Co. Int. PLC	1.501	12/17/2025	1,721,000	1,721,000	654	15,532	(14,878)
Call USD/Put CAD	MS & Co. Int. PLC	1.474	03/18/2026	1,538,000	1,538,000	2,461	13,398	(10,937)

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Call USD/Put CAD	MS & Co. Int. PLC	$1.508	03/18/2026	1,554,000	$1,554,000	$1,294	$ 15,391	$ (14,097)
Call USD/Put CAD	MS & Co. Int. PLC	1.425	06/17/2026	3,237,000	3,237,000	17,894	21,429	(3,535)
Call USD/Put CLP	MS & Co. Int. PLC	1,113.400	09/17/2025	641,000	641,000	203	9,741	(9,538)
Call USD/Put CLP	MS & Co. Int. PLC	1,119.888	09/17/2025	708,000	708,000	188	8,964	(8,776)
Call USD/Put CLP	MS & Co. Int. PLC	1,140.380	12/17/2025	572,000	572,000	1,272	10,128	(8,856)
Call USD/Put CLP	MS & Co. Int. PLC	1,148.202	12/17/2025	620,000	620,000	1,241	10,193	(8,952)
Call USD/Put CLP	MS & Co. Int. PLC	1,166.190	03/18/2026	524,000	524,000	2,257	10,037	(7,780)
Call USD/Put CLP	MS & Co. Int. PLC	1,173.249	03/18/2026	565,000	565,000	2,275	10,310	(8,035)
Call USD/Put CLP	MS & Co. Int. PLC	1,093.270	06/17/2026	1,064,000	1,064,000	14,415	18,363	(3,948)
Call USD/Put KRW	MS & Co. Int. PLC	1,496.880	09/17/2025	464,000	464,000	299	5,029	(4,730)
Call USD/Put KRW	MS & Co. Int. PLC	1,553.840	09/17/2025	442,000	442,000	58	5,171	(5,113)
Call USD/Put KRW	MS & Co. Int. PLC	1,512.770	12/17/2025	409,000	409,000	997	5,166	(4,169)
Call USD/Put KRW	MS & Co. Int. PLC	1,572.940	12/17/2025	387,000	387,000	388	5,302	(4,914)
Call USD/Put KRW	MS & Co. Int. PLC	1,526.850	03/18/2026	373,000	373,000	1,486	5,215	(3,729)
Call USD/Put KRW	MS & Co. Int. PLC	1,589.310	03/18/2026	351,000	351,000	714	5,195	(4,481)
Call USD/Put KRW	MS & Co. Int. PLC	1,493.850	06/17/2026	740,000	740,000	6,076	9,590	(3,514)
Call USD/Put MXN	MS & Co. Int. PLC	24.511	09/17/2025	289,000	289,000	20	4,623	(4,603)
Call USD/Put MXN	MS & Co. Int. PLC	23.824	09/17/2025	335,000	335,000	49	4,798	(4,749)
Call USD/Put MXN	MS & Co. Int. PLC	25.433	12/17/2025	258,000	258,000	151	4,647	(4,496)
Call USD/Put MXN	MS & Co. Int. PLC	24.722	12/17/2025	293,000	293,000	263	4,947	(4,684)
Call USD/Put MXN	MS & Co. Int. PLC	26.302	03/18/2026	237,000	237,000	325	4,688	(4,363)
Call USD/Put MXN	MS & Co. Int. PLC	25.536	03/18/2026	268,000	268,000	512	5,033	(4,521)
Call USD/Put MXN	MS & Co. Int. PLC	22.541	06/17/2026	586,000	586,000	6,829	8,867	(2,038)
Call USD/Put NOK	MS & Co. Int. PLC	12.289	09/17/2025	191,000	191,000	6	2,521	(2,515)
Call USD/Put NOK	MS & Co. Int. PLC	12.469	09/17/2025	203,000	203,000	3	2,781	(2,778)
Call USD/Put NOK	MS & Co. Int. PLC	12.519	12/17/2025	169,000	169,000	95	2,552	(2,457)
Call USD/Put NOK	MS & Co. Int. PLC	12.731	12/17/2025	176,000	176,000	68	2,763	(2,695)
Call USD/Put NOK	MS & Co. Int. PLC	12.700	03/18/2026	155,000	155,000	236	2,558	(2,322)
Call USD/Put NOK	MS & Co. Int. PLC	12.959	03/18/2026	159,000	159,000	176	2,703	(2,527)
Call USD/Put SEK	MS & Co. Int. PLC	11.925	09/17/2025	576,000	576,000	2	7,200	(7,198)
Call USD/Put SEK	MS & Co. Int. PLC	11.944	09/17/2025	604,000	604,000	2	7,724	(7,722)
Call USD/Put SEK	MS & Co. Int. PLC	12.086	12/17/2025	508,000	508,000	82	7,214	(7,132)
Call USD/Put SEK	MS & Co. Int. PLC	12.134	12/17/2025	523,000	523,000	76	7,928	(7,852)
Call USD/Put SEK	MS & Co. Int. PLC	12.199	03/18/2026	469,000	469,000	281	7,316	(7,035)
Call USD/Put SEK	MS & Co. Int. PLC	12.275	03/18/2026	477,000	477,000	254	7,818	(7,564)
Call USD/Put SEK	MS & Co. Int. PLC	10.537	06/17/2026	684,000	684,000	6,266	10,281	(4,015)

				455,854,000	$455,854,000	$146,722	$509,562	$(362,840)

Puts
Put AUD/Call JPY	MS & Co. Int. PLC	88.420	09/17/2025	1,527,000	1,527,000	4,685	14,952	(10,267)
Put AUD/Call JPY	MS & Co. Int. PLC	85.610	09/17/2025	1,711,000	1,711,000	2,570	16,620	(14,050)
Put AUD/Call JPY	MS & Co. Int. PLC	86.440	12/17/2025	1,339,000	1,339,000	8,259	14,905	(6,646)
Put AUD/Call JPY	MS & Co. Int. PLC	83.680	12/17/2025	1,475,000	1,475,000	5,791	16,715	(10,924)
Put AUD/Call JPY	MS & Co. Int. PLC	84.720	03/18/2026	1,223,000	1,223,000	10,383	15,021	(4,638)
Put AUD/Call JPY	MS & Co. Int. PLC	82.000	03/18/2026	1,330,000	1,330,000	7,900	16,562	(8,662)
Put AUD/Call JPY	MS & Co. Int. PLC	81.740	06/17/2026	2,480,000	2,480,000	21,965	27,566	(5,601)
Put AUD/Call USD	MS & Co. Int. PLC	0.601	09/17/2025	627,000	627,000	500	4,986	(4,486)
Put AUD/Call USD	MS & Co. Int. PLC	0.584	09/17/2025	689,000	689,000	214	5,277	(5,063)
Put AUD/Call USD	MS & Co. Int. PLC	0.594	12/17/2025	543,000	543,000	1,264	5,020	(3,756)
Put AUD/Call USD	MS & Co. Int. PLC	0.577	12/17/2025	589,000	589,000	786	5,208	(4,422)
Put AUD/Call USD	MS & Co. Int. PLC	0.588	03/18/2026	494,000	494,000	1,847	5,024	(3,177)
Put AUD/Call USD	MS & Co. Int. PLC	0.571	03/18/2026	526,000	526,000	1,257	5,142	(3,885)

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued) June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Put AUD/Call USD	MS & Co. Int. PLC	$0.597	06/17/2026	1,032,000	$1,032,000	$6,948	$ 9,512	$ (2,564)
Put CAD/Call JPY	MS & Co. Int. PLC	99.440	09/17/2025	789,000	789,000	2,402	8,180	(5,778)
Put CAD/Call JPY	MS & Co. Int. PLC	96.820	09/17/2025	869,000	869,000	1,269	8,695	(7,426)
Put CAD/Call JPY	MS & Co. Int. PLC	97.660	12/17/2025	693,000	693,000	4,229	8,053	(3,824)
Put CAD/Call JPY	MS & Co. Int. PLC	95.080	12/17/2025	753,000	753,000	2,874	8,535	(5,661)
Put CAD/Call JPY	MS & Co. Int. PLC	96.150	03/18/2026	635,000	635,000	5,328	8,405	(3,077)
Put CAD/Call JPY	MS & Co. Int. PLC	93.500	03/18/2026	674,000	674,000	3,866	8,523	(4,657)
Put CAD/Call JPY	MS & Co. Int. PLC	94.010	06/17/2026	1,252,000	1,252,000	11,737	13,866	(2,129)
Put NZD/Call JPY	MS & Co. Int. PLC	80.390	09/17/2025	808,000	808,000	1,411	7,137	(5,726)
Put NZD/Call JPY	MS & Co. Int. PLC	78.240	09/17/2025	905,000	905,000	863	8,144	(7,281)
Put NZD/Call JPY	MS & Co. Int. PLC	78.700	12/17/2025	711,000	711,000	3,019	7,103	(4,084)
Put NZD/Call JPY	MS & Co. Int. PLC	76.630	12/17/2025	787,000	787,000	2,274	8,062	(5,788)
Put NZD/Call JPY	MS & Co. Int. PLC	77.160	03/18/2026	646,000	646,000	4,042	7,026	(2,984)
Put NZD/Call JPY	MS & Co. Int. PLC	75.130	03/18/2026	705,000	705,000	3,268	7,661	(4,393)
Put NZD/Call JPY	MS & Co. Int. PLC	75.890	06/17/2026	1,295,000	1,295,000	10,553	13,130	(2,577)
Put NZD/Call USD	MS & Co. Int. PLC	0.546	09/17/2025	342,000	342,000	142	2,499	(2,357)
Put NZD/Call USD	MS & Co. Int. PLC	0.533	09/17/2025	379,000	379,000	71	2,638	(2,567)
Put NZD/Call USD	MS & Co. Int. PLC	0.540	12/17/2025	295,000	295,000	455	2,486	(2,031)
Put NZD/Call USD	MS & Co. Int. PLC	0.527	12/17/2025	324,000	324,000	324	2,604	(2,280)
Put NZD/Call USD	MS & Co. Int. PLC	0.535	03/18/2026	267,000	267,000	701	2,471	(1,770)
Put NZD/Call USD	MS & Co. Int. PLC	0.522	03/18/2026	289,000	289,000	544	2,568	(2,024)
Put NZD/Call USD	MS & Co. Int. PLC	0.554	06/17/2026	561,000	561,000	3,525	4,844	(1,319)

				29,564,000	$29,564,000	$137,266	$305,140	$(167,874)

Total purchased option contracts				485,418,000	$485,418,000	$283,988	$814,702	$(530,714)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
S&P 500 Index	$6,225.000	07/02/2025	(8)	$(4,980,000)	$(8,520)	$ (7,348)	$ (1,172)
S&P 500 Index	6,250.000	07/03/2025	(5)	(3,125,000)	(4,975)	(4,251)	(724)
S&P 500 Index	6,300.000	07/09/2025	(4)	(2,520,000)	(4,340)	(4,376)	36
S&P 500 Index	6,275.000	07/16/2025	(4)	(2,510,000)	(13,980)	(4,818)	(9,162)
S&P 500 Index	6,350.000	07/23/2025	(4)	(2,540,000)	(10,000)	(4,236)	(5,764)

			(25)	$(15,675,000)	$(41,815)	$(25,029)	$(16,786)

Puts
S&P 500 Index	5,700.000	07/02/2025	(7)	(3,990,000)	(52)	(19,947)	19,895
S&P 500 Index	5,970.000	07/02/2025	(9)	(5,373,000)	(157)	(8,854)	8,697
S&P 500 Index	6,045.000	07/03/2025	(9)	(5,440,500)	(1,305)	(5,317)	4,012
S&P 500 Index	5,800.000	07/09/2025	(7)	(4,060,000)	(665)	(18,933)	18,268
S&P 500 Index	5,675.000	07/16/2025	(7)	(3,972,500)	(2,240)	(21,147)	18,907

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

S&P 500 Index	$5,850.000	07/23/2025	(7)	$(4,095,000)	$(9,065)	$ (20,592)	$11,527

			(46)	$(26,931,000)	$(13,484)	$ (94,790)	$81,306

Total written option contracts			(71)	$(42,606,000)	$(55,299)	$(119,819)	$64,520

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$96.000	09/12/2025	34	$85,000	$9,563	$33,229	$(23,666)
3 Month SOFR	96.500	09/12/2025	100	250,000	6,875	135,620	(128,745)
3 Month SOFR	96.625	09/12/2025	51	127,500	2,869	94,864	(91,995)
3 Month SOFR	97.500	09/12/2025	145	362,500	3,625	163,461	(159,836)
3 Month SOFR	96.125	12/12/2025	55	137,500	42,969	62,003	(19,034)
3 Month SOFR	96.500	12/12/2025	89	222,500	35,600	137,994	(102,394)
3 Month SOFR	97.000	12/12/2025	65	162,500	11,781	9,877	1,904
3 Month SOFR	97.500	12/12/2025	134	335,000	13,400	161,111	(147,711)
3 Month SOFR	96.250	03/13/2026	51	127,500	61,519	63,868	(2,349)
3 Month SOFR	96.625	03/13/2026	62	155,000	44,950	92,369	(47,419)
3 Month SOFR	96.750	03/13/2026	32	80,000	19,400	52,074	(32,674)
3 Month SOFR	97.000	03/13/2026	96	240,000	41,400	41,337	63
3 Month SOFR	96.250	06/12/2026	46	115,000	80,213	65,404	14,809
3 Month SOFR	96.625	06/12/2026	59	147,500	68,588	93,062	(24,474)
3 Month SOFR	96.750	06/12/2026	33	82,500	33,206	51,227	(18,021)
3 Month SOFR	97.000	06/12/2026	36	90,000	27,000	23,921	3,079
3 Month SOFR	97.125	06/12/2026	41	102,500	26,394	21,093	5,301
3 Month SOFR	97.250	06/12/2026	54	135,000	29,700	25,756	3,944
3 Month SOFR	96.375	09/11/2026	46	115,000	85,675	66,232	19,443
3 Month SOFR	96.500	09/11/2026	84	210,000	139,125	92,565	46,560
3 Month SOFR	96.625	09/11/2026	56	140,000	81,900	93,230	(11,330)
3 Month SOFR	97.000	09/11/2026	51	127,500	50,681	39,625	11,056
3 Month SOFR	97.250	09/11/2026	42	105,000	31,763	27,382	4,381
3 Month SOFR	96.000	12/11/2026	73	182,500	199,381	147,056	52,325
3 Month SOFR	96.375	12/11/2026	44	110,000	89,925	68,302	21,623
3 Month SOFR	96.500	12/11/2026	142	355,000	261,813	192,278	69,535
3 Month SOFR	96.000	03/12/2027	71	177,500	199,688	149,239	50,449
3 Month SOFR	96.250	03/12/2027	48	120,000	112,500	96,094	16,406
3 Month SOFR	96.500	03/12/2027	80	200,000	154,000	105,157	48,843
3 Month SOFR	96.000	06/11/2027	63	157,500	176,794	135,573	41,221
3 Month SOFR	96.250	06/11/2027	48	120,000	113,100	98,494	14,606
3 Month SOFR	96.500	06/11/2027	79	197,500	153,063	108,780	44,283
3 Month SOFR	96.250	09/10/2027	49	122,500	114,538	99,321	15,217

TOTAL			2,159	$5,397,500	$2,522,998	$2,847,598	$(324,600)

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued) June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	—Australian Dollar
CHF	—Swiss Franc
DKK	—Denmark Krone
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
ILS	—Israeli Shekel
JPY	—Japanese Yen
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar
USD	—U.S. Dollar

Investment Abbreviations:
ETF	—Exchange Traded Fund
MSCI	—Morgan Stanley Capital International
SPDR	—Standard and Poor’s Depository Receipt

Abbreviations:
BofA Securities LLC	—Bank of America Securities LLC
CDX.NA.HY Ind 44	—CDX North America High Yield Index 44
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
SOFR	—Secured Overnight Financing Rate

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Schedule of Investments June 30, 2025 (Unaudited)

Shares	Description	Value

Underlying Funds – 91.6%

Equity(a) – 54.6%
1,939,063	Goldman Sachs Large Cap Growth Insights Fund — Class R6	$68,216,229
2,780,232	Goldman Sachs Large Cap Value Insights Fund — Class R6	66,920,187
2,687,408	Goldman Sachs International Equity Insights Fund — Class R6	46,330,914
2,623,117	Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	25,942,625
493,898	Goldman Sachs Global Infrastructure Fund — Class R6	6,539,217
193,060	Goldman Sachs Small Cap Equity Insights Fund — Class R6	5,303,361
270,281	Goldman Sachs International Small Cap Insights Fund — Class R6	4,186,657

		223,439,190

Exchange Traded Funds – 37.0%
756,344	Goldman Sachs MarketBeta U.S. Equity ETF(a)	64,720,356
538,550	Goldman Sachs MarketBeta International Equity ETF(a)	34,477,971
390,369	Goldman Sachs MarketBeta Emerging Markets Equity ETF(a)	19,707,584
135,595	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	16,458,521
202,666	Goldman Sachs ActiveBeta International Equity ETF(a)	8,037,734
39,950	iShares U.S. Real Estate ETF	3,786,061
85,902	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	3,196,413

Shares	Description	Value

Underlying Funds – (continued)

Exchange Traded Funds – (continued)
6,536	iShares U.S. Technology ETF	$1,132,493

		151,517,133

TOTAL UNDERLYING FUNDS – 91.6% (Cost $303,496,045)		$374,956,323

Shares	Dividend Rate	Value

Investment Company(a) – 4.2%

Goldman Sachs Financial Square Government Fund — Institutional Shares
17,442,152	4.231%	$17,442,152
(Cost $17,442,152)

TOTAL INVESTMENTS – 95.8% (Cost $320,938,197)		$392,398,475

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.2%		17,093,854

NET ASSETS – 100.0%		$409,492,329

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	211,893	HKD	1,650,000	09/17/25	$288
	USD	2,572,233	JPY	364,000,000	09/17/25	22,122

TOTAL						$22,410

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD	781,386	AUD	1,200,000	09/17/25	$ (9,679)
	USD	1,124,317	CHF	910,000	09/17/25	(33,918)
	USD	273,080	DKK	1,770,000	09/17/25	(8,024)
	USD	4,059,966	EUR	3,530,000	09/17/25	(119,892)
	USD	1,702,806	GBP	1,255,000	09/17/25	(20,737)
	USD	69,032	ILS	240,000	09/17/25	(2,292)

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Schedule of Investments (continued) June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased			Currency Sold	Settlement Date	Unrealized Loss

MS & Co. Int. PLC (continued)	USD	74,306	NOK	750,000	09/17/25	$ (139)
	USD	24,203	NZD	40,000	09/17/25	(244)
	USD	354,516	SEK	3,375,000	09/17/25	(4,060)
	USD	156,602	SGD	200,000	09/17/25	(1,593)

TOTAL						$(200,578)

FUTURES CONTRACTS — At June 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
MSCI EAFE Index	10	09/19/25	$1,340,850	$ 21,296
S&P 500 E-Mini Index	143	09/19/25	44,714,313	1,144,000
S&P Toronto Stock Exchange 60 Index	29	09/18/25	6,814,760	57,402

Total				$1,222,698

Short position contracts:
E-mini Consumer Staples Select Sector	(25)	09/19/25	(2,058,750)	(11,219)

TOTAL FUTURES CONTRACTS				$1,211,479

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2025, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
SX5E Index	MS & Co. Int. PLC	$5,156.960	07/15/2025	118	$60,852,128	$23,244	$ 10,150	$13,094
SPX Index	MS & Co. Int. PLC	6,394.880	07/31/2025	988	631,814,144	27,750	24,441	3,309

Total purchased option contracts				1,106	$692,666,272	$50,994	$ 34,591	$16,403

Written option contract
Puts
SPX Index	MS & Co. Int. PLC	5,844.450	07/31/2025	(988)	(577,431,660)	(21,099)	(23,219)	2,120

TOTAL				118	$115,234,612	$29,895	$ 11,372	$18,523

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call CHF/Put NOK	MS & Co. Int. PLC	$14.516	09/17/2025	955,000	$955,000	$384	$18,562	$(18,178)
Call CHF/Put NOK	MS & Co. Int. PLC	14.537	12/17/2025	1,132,000	1,132,000	4,297	19,265	(14,968)
Call CHF/Put NOK	MS & Co. Int. PLC	13.881	03/18/2026	559,000	559,000	10,038	9,780	258
Call CHF/Put NOK	MS & Co. Int. PLC	14.209	06/17/2026	950,000	950,000	19,423	17,928	1,495
Call CHF/Put SEK	MS & Co. Int. PLC	13.481	09/17/2025	1,120,000	1,120,000	227	18,202	(17,975)
Call CHF/Put SEK	MS & Co. Int. PLC	13.709	12/17/2025	1,300,000	1,300,000	2,213	18,313	(16,100)
Call CHF/Put SEK	MS & Co. Int. PLC	12.805	03/18/2026	634,000	634,000	9,421	10,413	(992)
Call CHF/Put SEK	MS & Co. Int. PLC	13.248	06/17/2026	1,079,000	1,079,000	14,767	20,177	(5,410)
Call JPY/Put KRW	MS & Co. Int. PLC	10.702	09/17/2025	109,051,000	109,051,000	988	11,774	(10,786)
Call JPY/Put KRW	MS & Co. Int. PLC	10.745	12/17/2025	124,238,000	124,238,000	4,354	12,210	(7,856)
Call JPY/Put KRW	MS & Co. Int. PLC	11.102	03/18/2026	59,627,000	59,627,000	2,716	5,300	(2,584)
Call JPY/Put KRW	MS & Co. Int. PLC	10.883	06/17/2026	82,810,000	82,810,000	7,067	8,462	(1,395)
Call USD/Put CAD	MS & Co. Int. PLC	1.420	09/17/2025	3,403,000	3,403,000	3,253	24,396	(21,143)
Call USD/Put CAD	MS & Co. Int. PLC	1.501	12/17/2025	3,939,000	3,939,000	1,497	35,550	(34,053)
Call USD/Put CAD	MS & Co. Int. PLC	1.504	03/18/2026	1,808,000	1,808,000	1,653	14,873	(13,220)
Call USD/Put CAD	MS & Co. Int. PLC	1.425	06/17/2026	2,987,000	2,987,000	16,512	19,774	(3,262)
Call USD/Put CLP	MS & Co. Int. PLC	1,077.560	09/17/2025	1,330,000	1,330,000	1,079	23,593	(22,514)
Call USD/Put CLP	MS & Co. Int. PLC	1,148.202	12/17/2025	1,420,000	1,420,000	2,841	23,345	(20,504)
Call USD/Put CLP	MS & Co. Int. PLC	1,066.790	03/18/2026	682,000	682,000	7,780	11,847	(4,067)
Call USD/Put CLP	MS & Co. Int. PLC	1,093.270	06/17/2026	982,000	982,000	13,304	16,947	(3,643)
Call USD/Put KRW	MS & Co. Int. PLC	1,427.030	09/17/2025	968,000	968,000	3,425	11,277	(7,852)
Call USD/Put KRW	MS & Co. Int. PLC	1,572.940	12/17/2025	886,000	886,000	888	12,138	(11,250)
Call USD/Put KRW	MS & Co. Int. PLC	1,559.160	03/18/2026	516,000	516,000	1,452	5,759	(4,307)
Call USD/Put KRW	MS & Co. Int. PLC	1,493.850	06/17/2026	683,000	683,000	5,608	8,852	(3,244)
Call USD/Put MXN	MS & Co. Int. PLC	23.724	09/17/2025	602,000	602,000	98	11,160	(11,062)
Call USD/Put MXN	MS & Co. Int. PLC	24.722	12/17/2025	671,000	671,000	603	11,330	(10,727)
Call USD/Put MXN	MS & Co. Int. PLC	24.200	03/18/2026	335,000	335,000	1,127	5,555	(4,428)
Call USD/Put MXN	MS & Co. Int. PLC	22.541	06/17/2026	541,000	541,000	6,304	8,186	(1,882)
Call USD/Put NOK	MS & Co. Int. PLC	11.994	09/17/2025	382,000	382,000	35	6,259	(6,224)
Call USD/Put NOK	MS & Co. Int. PLC	12.731	12/17/2025	402,000	402,000	155	6,311	(6,156)
Call USD/Put NOK	MS & Co. Int. PLC	11.867	03/18/2026	219,000	219,000	889	3,263	(2,374)
Call USD/Put SEK	MS & Co. Int. PLC	11.218	09/17/2025	1,266,000	1,266,000	78	18,398	(18,320)
Call USD/Put SEK	MS & Co. Int. PLC	12.134	12/17/2025	1,255,000	1,255,000	183	19,025	(18,842)
Call USD/Put SEK	MS & Co. Int. PLC	11.060	03/18/2026	652,000	652,000	2,026	10,150	(8,124)
Call USD/Put SEK	MS & Co. Int. PLC	10.537	06/17/2026	631,000	631,000	5,781	9,484	(3,703)

				410,015,000	$410,015,000	$152,466	$487,858	$(335,392)

Puts
Put AUD/Call JPY	MS & Co. Int. PLC	82.360	09/17/2025	2,362,000	2,362,000	1,619	28,027	(26,408)
Put AUD/Call JPY	MS & Co. Int. PLC	83.680	12/17/2025	3,377,000	3,377,000	13,258	38,269	(25,011)
Put AUD/Call JPY	MS & Co. Int. PLC	82.400	03/18/2026	1,646,000	1,646,000	10,294	16,966	(6,672)
Put AUD/Call JPY	MS & Co. Int. PLC	81.740	06/17/2026	2,289,000	2,289,000	20,273	25,443	(5,170)
Put AUD/Call USD	MS & Co. Int. PLC	0.620	09/17/2025	1,255,000	1,255,000	2,442	11,723	(9,281)
Put AUD/Call USD	MS & Co. Int. PLC	0.577	12/17/2025	1,349,000	1,349,000	1,800	11,927	(10,127)
Put AUD/Call USD	MS & Co. Int. PLC	0.585	03/18/2026	698,000	698,000	2,372	5,758	(3,386)
Put AUD/Call USD	MS & Co. Int. PLC	0.597	06/17/2026	953,000	953,000	6,416	8,784	(2,368)
Put CAD/Call JPY	MS & Co. Int. PLC	91.640	09/17/2025	1,518,000	1,518,000	470	17,701	(17,231)
Put CAD/Call JPY	MS & Co. Int. PLC	95.080	12/17/2025	1,724,000	1,724,000	6,581	19,540	(12,959)
Put CAD/Call JPY	MS & Co. Int. PLC	92.800	03/18/2026	817,000	817,000	4,239	8,670	(4,431)
Put CAD/Call JPY	MS & Co. Int. PLC	94.010	06/17/2026	1,155,000	1,155,000	10,828	12,792	(1,964)

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Schedule of Investments (continued) June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Put NZD/Call JPY	MS & Co. Int. PLC	$75.450	09/17/2025	2,079,000	$2,079,000	$865	$23,234	$(22,369)
Put NZD/Call JPY	MS & Co. Int. PLC	76.630	12/17/2025	1,877,000	1,877,000	5,423	19,227	(13,804)
Put NZD/Call JPY	MS & Co. Int. PLC	75.830	03/18/2026	871,000	871,000	4,474	8,129	(3,655)
Put NZD/Call JPY	MS & Co. Int. PLC	75.890	06/17/2026	1,195,000	1,195,000	9,738	12,116	(2,378)
Put NZD/Call USD	MS & Co. Int. PLC	0.567	09/17/2025	1,344,000	1,344,000	1,691	11,567	(9,876)
Put NZD/Call USD	MS & Co. Int. PLC	0.527	12/17/2025	743,000	743,000	743	5,971	(5,228)
Put NZD/Call USD	MS & Co. Int. PLC	0.537	03/18/2026	382,000	382,000	1,066	2,902	(1,836)
Put NZD/Call USD	MS & Co. Int. PLC	0.554	06/17/2026	518,000	518,000	3,255	4,473	(1,218)

				28,152,000	$28,152,000	$107,847	$293,219	$(185,372)

Total purchased option contracts				438,167,000	$438,167,000	$260,313	$781,077	$(520,764)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
S&P 500 Index	$6,225.000	07/02/2025	(9)	$(5,602,500)	$(9,585)	$(7,745)	$(1,840)
S&P 500 Index	6,250.000	07/03/2025	(5)	(3,125,000)	(4,975)	(4,251)	(724)
S&P 500 Index	6,300.000	07/09/2025	(4)	(2,520,000)	(4,340)	(4,376)	36
S&P 500 Index	6,275.000	07/16/2025	(4)	(2,510,000)	(13,980)	(4,818)	(9,162)
S&P 500 Index	6,350.000	07/23/2025	(4)	(2,540,000)	(10,000)	(4,236)	(5,764)

			(26)	$(16,297,500)	$(42,880)	$(25,426)	$(17,454)

Puts
S&P 500 Index	5,700.000	07/02/2025	(8)	(4,560,000)	(60)	(22,797)	22,737
S&P 500 Index	5,970.000	07/02/2025	(10)	(5,970,000)	(175)	(9,838)	9,663
S&P 500 Index	6,045.000	07/03/2025	(10)	(6,045,000)	(1,450)	(5,907)	4,457
S&P 500 Index	5,800.000	07/09/2025	(8)	(4,640,000)	(760)	(21,638)	20,878
S&P 500 Index	5,675.000	07/16/2025	(8)	(4,540,000)	(2,560)	(24,168)	21,608
S&P 500 Index	5,850.000	07/23/2025	(8)	(4,680,000)	(10,360)	(23,534)	13,174

			(52)	$(30,435,000)	$(15,365)	$(107,882)	$92,517

Total written option contracts			(78)	$(46,732,500)	$(58,245)	$(133,308)	$75,063

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$96.000	09/12/2025	31	$77,500	$8,719	$30,297	$(21,578)
3 Month SOFR	96.500	09/12/2025	139	347,500	9,556	232,460	(222,904)
3 Month SOFR	96.625	09/12/2025	24	60,000	1,350	44,642	(43,292)
3 Month SOFR	97.500	09/12/2025	76	190,000	1,900	85,676	(83,776)

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

3 Month SOFR	$96.125	12/12/2025	49	$122,500	$38,282	$55,239	$(16,957)
3 Month SOFR	96.500	12/12/2025	128	320,000	51,200	235,709	(184,509)
3 Month SOFR	97.000	12/12/2025	53	132,500	9,606	8,054	1,552
3 Month SOFR	97.500	12/12/2025	70	175,000	7,000	84,162	(77,162)
3 Month SOFR	96.250	03/13/2026	46	115,000	55,488	57,607	(2,119)
3 Month SOFR	96.625	03/13/2026	38	95,000	27,550	56,613	(29,063)
3 Month SOFR	96.750	03/13/2026	107	267,500	64,869	189,398	(124,529)
3 Month SOFR	97.000	03/13/2026	124	310,000	53,475	51,402	2,073
3 Month SOFR	96.250	06/12/2026	42	105,000	73,237	59,716	13,521
3 Month SOFR	96.625	06/12/2026	36	90,000	41,850	56,784	(14,934)
3 Month SOFR	96.750	06/12/2026	111	277,500	111,694	200,195	(88,501)
3 Month SOFR	97.000	06/12/2026	30	75,000	22,500	19,934	2,566
3 Month SOFR	97.125	06/12/2026	77	192,500	49,568	36,238	13,330
3 Month SOFR	97.250	06/12/2026	44	110,000	24,200	20,986	3,214
3 Month SOFR	96.375	09/11/2026	42	105,000	78,225	60,472	17,753
3 Month SOFR	96.500	09/11/2026	158	395,000	261,688	153,410	108,278
3 Month SOFR	96.625	09/11/2026	34	85,000	49,725	56,604	(6,879)
3 Month SOFR	97.000	09/11/2026	42	105,000	41,737	32,632	9,105
3 Month SOFR	97.250	09/11/2026	34	85,000	25,713	22,167	3,546
3 Month SOFR	96.000	12/11/2026	60	150,000	163,875	120,868	43,007
3 Month SOFR	96.375	12/11/2026	39	97,500	79,706	60,540	19,166
3 Month SOFR	96.500	12/11/2026	203	507,500	374,281	239,423	134,858
3 Month SOFR	96.000	03/12/2027	58	145,000	163,125	121,914	41,211
3 Month SOFR	96.250	03/12/2027	39	97,500	91,406	78,076	13,330
3 Month SOFR	96.500	03/12/2027	151	377,500	290,675	174,283	116,392
3 Month SOFR	96.000	06/11/2027	52	130,000	145,925	111,902	34,023
3 Month SOFR	96.250	06/11/2027	39	97,500	91,893	80,026	11,867
3 Month SOFR	96.500	06/11/2027	149	372,500	288,687	181,242	107,445
3 Month SOFR	96.250	09/10/2027	40	100,000	93,500	81,078	12,422

TOTAL			2,365	$5,912,500	$2,892,205	$3,099,749	$(207,544)

Currency Abbreviations:
AUD	—Australian Dollar
CHF	—Swiss Franc
DKK	—Denmark Krone
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
ILS	—Israeli Shekel
JPY	—Japanese Yen
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar
USD	—U.S. Dollar

Investment Abbreviations:
ETF	—Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Schedule of Investments (continued) June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
SOFR	—Secured Overnight Financing Rate
SPX	—S&P 500 Index

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments June 30, 2025 (Unaudited)

Shares	Description	Value

Underlying Funds – 94.6%

Dynamic(a) – 0.9%
1,019,811	Goldman Sachs Managed Futures Strategy Fund — Class R6	$8,749,980

Equity(a) – 32.9%
3,827,349	Goldman Sachs Large Cap Value Insights Fund — Class R6	92,124,301
2,604,083	Goldman Sachs Large Cap Growth Insights Fund — Class R6	91,611,657
4,561,170	Goldman Sachs International Equity Insights Fund — Class R6	78,634,564
3,051,823	Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	30,182,529
739,329	Goldman Sachs Global Infrastructure Fund — Class R6	9,788,719
350,545	Goldman Sachs Small Cap Equity Insights Fund — Class R6	9,629,468
499,958	Goldman Sachs International Small Cap Insights Fund — Class R6	7,744,345
26,661	Goldman Sachs Energy Infrastructure Fund — Class R6	371,927

		320,087,510

Exchange Traded Funds – 28.9%
1,293,285	Goldman Sachs MarketBeta U.S. Equity ETF(a)	110,666,398
1,020,013	Goldman Sachs MarketBeta International Equity ETF(a)	65,301,232
542,727	Goldman Sachs MarketBeta Emerging Markets Equity ETF(a)	27,399,301
223,124	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	27,082,791
398,055	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	18,318,491
395,959	Goldman Sachs ActiveBeta International Equity ETF(a)	15,703,734
69,277	iShares U.S. Real Estate ETF	6,565,381
130,954	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	4,872,798
16,184	iShares U.S. Technology ETF	2,804,202
11,823	Health Care Select Sector SPDR Fund	1,593,622
3,887	iShares MSCI Mexico ETF	235,397

		280,543,347

Shares	Description	Value

Underlying Funds – (continued)

Fixed Income(a) – 31.9%
20,655,489	Goldman Sachs Global Core Fixed Income Fund — Class R6	$234,852,908
3,066,145	Goldman Sachs Inflation Protected Securities Fund — Class R6	29,373,672
2,758,945	Goldman Sachs Emerging Markets Debt Fund — Class R6	27,037,656
1,125,826	Goldman Sachs High Yield Floating Rate Fund — Class R6	9,828,465
1,652,780	Goldman Sachs High Yield Fund — Class R6	9,420,845

		310,513,546

TOTAL UNDERLYING FUNDS – 94.6% (Cost $800,787,758)		$919,894,383

Shares	Dividend Rate	Value

Investment Company(a) –1.3%

Goldman Sachs Financial Square Government Fund — Institutional Shares
12,522,484	4.231%	$12,522,484
(Cost $12,522,484)

TOTAL INVESTMENTS – 95.9% (Cost $813,310,242)		$932,416,867

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.1%		39,773,550

NET ASSETS – 100.0%		$972,190,417

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2025, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	900,223	HKD	7,010,000	09/17/25	$ 1,224
	USD	10,953,190	JPY	1,550,000,000	09/17/25	94,200

TOTAL						$95,424

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued) June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD	3,320,891	AUD	5,100,000	09/17/25	$ (41,137)
	USD	4,781,438	CHF	3,870,000	09/17/25	(144,244)
	USD	1,161,747	DKK	7,530,000	09/17/25	(34,134)
	USD	17,286,484	EUR	15,030,000	09/17/25	(510,477)
	USD	7,231,839	GBP	5,330,000	09/17/25	(88,072)
	USD	264,624	ILS	920,000	09/17/25	(8,786)
	USD	772,884	MXN	15,000,000	09/17/25	(19,872)
	USD	307,133	NOK	3,100,000	09/17/25	(573)
	USD	90,759	NZD	150,000	09/17/25	(914)
	USD	1,520,478	SEK	14,475,000	09/17/25	(17,413)
	USD	649,900	SGD	830,000	09/17/25	(6,611)

TOTAL						$(872,233)

FUTURES CONTRACTS — At June 30, 2025, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.K. Long Gilt	6	09/26/25	$766,185	$ 20,411
5 Year German Euro-Bund	6	09/08/25	919,862	(4,953)
FTSE/JSE Top 40 Index	9	09/18/25	456,407	5,304
IFSC NIFTY 50 Index	16	07/31/25	819,232	19,197
MSCI EAFE Index	20	09/19/25	2,681,700	41,467
S&P 500 E-Mini Index	177	09/19/25	55,345,687	1,415,722

Total				$1,497,148

Short position contracts:
E-mini Consumer Staples Select Sector	(61)	09/19/25	(5,023,350)	(27,369)

TOTAL FUTURES CONTRACTS				$1,469,779

SWAP CONTRACTS — At June 30, 2025, the Portfolio had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Portfolio(a)	Payments Received by Portfolio(a)	Termination Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

12M GBP	3.829%	04/16/30	GBP 5,500	$53,545

(a)	Payments made annually.
*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2025(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
CDX.NA.HY Index 44	(5.000)%	3.186%	06/20/30	$4,700	$(360,151)	$(232,041)	$(128,110)

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund(a)	Counterparty	Termination Date#	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation)*

SXDR Index	12MEURO+0.470%	JPMorgan Securities, Inc.	02/03/26	EUR	584	$(931)

SXDR Index	12MEURO+0.480	JPMorgan Securities, Inc.	02/03/26	EUR	1,315	—

TOTAL						$(931)

(a)	Payments made quarterly.
#

The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2025, the Portfolio had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
SX5E Index	MS & Co. Int. PLC	$5,156.960	07/15/2025	301	$155,224,496	$59,292	$25,890	$33,402
XLV Index	BofA Securities LLC	135.000	06/18/2026	8,073	108,985,500	82,419	88,226	(5,807)

Total purchased option contracts				8,374	$264,209,996	$141,711	$114,116	$27,595

Written option contracts
Calls
XLV Index	BofA Securities LLC	146.000	06/18/2026	(16,146)	(235,731,600)	(79,738)	(87,512)	7,774

Puts
SPXA Index	MS & Co. Int. PLC	5,326.965	07/18/2025	(381)	(202,957,367)	(726)	(55,760)	55,034
MID Index	MS & Co. Int. PLC	2,725.883	07/18/2025	(483)	(131,660,149)	(652)	(34,786)	34,134

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued) June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON EQUITIES (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

TOPIX Index	MS & Co. Int. PLC	$2,477.128	12/19/2025	(118,645)	$(29,389,885,156)	$(33,886)	$ (78,733)	$ 44,847

				(119,509)	$(29,724,502,672)	$(35,264)	$(169,279)	$134,015

Total written option contracts				(135,655)	$(29,960,234,272)	$(115,002)	$(256,791)	$141,789

TOTAL				(127,281)	$(29,696,024,276)	$26,709	$(142,675)	$169,384

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call CHF/Put NOK	MS & Co. Int. PLC	$14.116	09/17/2025	888,000	$888,000	$1,022	$11,845	$(10,823)
Call CHF/Put NOK	MS & Co. Int. PLC	14.143	09/17/2025	956,000	956,000	1,026	13,348	(12,322)
Call CHF/Put NOK	MS & Co. Int. PLC	14.480	12/17/2025	779,000	779,000	3,204	11,888	(8,684)
Call CHF/Put NOK	MS & Co. Int. PLC	14.537	12/17/2025	826,000	826,000	3,135	14,057	(10,922)
Call CHF/Put NOK	MS & Co. Int. PLC	14.810	03/18/2026	710,000	710,000	4,885	11,958	(7,073)
Call CHF/Put NOK	MS & Co. Int. PLC	14.888	03/18/2026	748,000	748,000	4,747	14,724	(9,977)
Call CHF/Put NOK	MS & Co. Int. PLC	14.209	06/17/2026	1,921,000	1,921,000	39,275	36,252	3,023
Call CHF/Put SEK	MS & Co. Int. PLC	13.588	09/17/2025	1,037,000	1,037,000	141	11,136	(10,995)
Call CHF/Put SEK	MS & Co. Int. PLC	13.430	09/17/2025	1,104,000	1,104,000	270	12,948	(12,678)
Call CHF/Put SEK	MS & Co. Int. PLC	13.848	12/17/2025	902,000	902,000	1,191	12,235	(11,044)
Call CHF/Put SEK	MS & Co. Int. PLC	13.709	12/17/2025	949,000	949,000	1,616	13,369	(11,753)
Call CHF/Put SEK	MS & Co. Int. PLC	14.076	03/18/2026	819,000	819,000	2,418	13,517	(11,099)
Call CHF/Put SEK	MS & Co. Int. PLC	13.954	03/18/2026	856,000	856,000	2,955	13,237	(10,282)
Call CHF/Put SEK	MS & Co. Int. PLC	13.248	06/17/2026	2,182,000	2,182,000	29,862	40,803	(10,941)
Call JPY/Put KRW	MS & Co. Int. PLC	10.130	09/17/2025	102,497,000	102,497,000	3,143	8,455	(5,312)
Call JPY/Put KRW	MS & Co. Int. PLC	10.514	09/17/2025	103,528,000	103,528,000	1,395	8,969	(7,574)
Call JPY/Put KRW	MS & Co. Int. PLC	10.345	12/17/2025	90,652,000	90,652,000	5,458	8,382	(2,924)
Call JPY/Put KRW	MS & Co. Int. PLC	10.745	12/17/2025	90,652,000	90,652,000	3,177	8,909	(5,732)
Call JPY/Put KRW	MS & Co. Int. PLC	10.554	03/18/2026	82,317,000	82,317,000	6,582	8,379	(1,797)
Call JPY/Put KRW	MS & Co. Int. PLC	10.967	03/18/2026	81,755,000	81,755,000	4,260	9,779	(5,519)
Call JPY/Put KRW	MS & Co. Int. PLC	10.883	06/17/2026	167,485,000	167,485,000	14,294	17,114	(2,820)
Call USD/Put CAD	MS & Co. Int. PLC	1.458	09/17/2025	3,249,000	3,249,000	604	22,811	(22,207)
Call USD/Put CAD	MS & Co. Int. PLC	1.493	09/17/2025	3,260,000	3,260,000	104	25,849	(25,745)
Call USD/Put CAD	MS & Co. Int. PLC	1.467	12/17/2025	2,835,000	2,835,000	2,597	22,431	(19,834)
Call USD/Put CAD	MS & Co. Int. PLC	1.501	12/17/2025	2,874,000	2,874,000	1,092	25,938	(24,846)
Call USD/Put CAD	MS & Co. Int. PLC	1.474	03/18/2026	2,586,000	2,586,000	4,138	22,527	(18,389)
Call USD/Put CAD	MS & Co. Int. PLC	1.508	03/18/2026	2,596,000	2,596,000	2,162	25,711	(23,549)
Call USD/Put CAD	MS & Co. Int. PLC	1.425	06/17/2026	6,042,000	6,042,000	33,400	39,998	(6,598)
Call USD/Put CLP	MS & Co. Int. PLC	1,113.400	09/17/2025	1,079,000	1,079,000	342	16,398	(16,056)
Call USD/Put CLP	MS & Co. Int. PLC	1,119.888	09/17/2025	1,182,000	1,182,000	314	14,965	(14,651)
Call USD/Put CLP	MS & Co. Int. PLC	1,140.380	12/17/2025	962,000	962,000	2,139	17,033	(14,894)
Call USD/Put CLP	MS & Co. Int. PLC	1,148.202	12/17/2025	1,036,000	1,036,000	2,073	17,032	(14,959)
Call USD/Put CLP	MS & Co. Int. PLC	1,166.190	03/18/2026	881,000	881,000	3,795	16,876	(13,081)
Call USD/Put CLP	MS & Co. Int. PLC	1,173.249	03/18/2026	944,000	944,000	3,801	17,226	(13,425)
Call USD/Put CLP	MS & Co. Int. PLC	1,093.270	06/17/2026	1,987,000	1,987,000	26,920	34,292	(7,372)
Call USD/Put KRW	MS & Co. Int. PLC	1,496.880	09/17/2025	780,000	780,000	503	8,455	(7,952)
Call USD/Put KRW	MS & Co. Int. PLC	1,553.840	09/17/2025	738,000	738,000	97	8,635	(8,538)

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Call USD/Put KRW	MS & Co. Int. PLC	$1,512.770	12/17/2025	688,000	$688,000	$1,677	$8,689	$(7,012)
Call USD/Put KRW	MS & Co. Int. PLC	1,572.940	12/17/2025	646,000	646,000	647	8,850	(8,203)
Call USD/Put KRW	MS & Co. Int. PLC	1,526.850	03/18/2026	627,000	627,000	2,498	8,765	(6,267)
Call USD/Put KRW	MS & Co. Int. PLC	1,589.310	03/18/2026	586,000	586,000	1,191	8,673	(7,482)
Call USD/Put KRW	MS & Co. Int. PLC	1,493.850	06/17/2026	1,382,000	1,382,000	11,348	17,911	(6,563)
Call USD/Put MXN	MS & Co. Int. PLC	24.511	09/17/2025	486,000	486,000	35	7,775	(7,740)
Call USD/Put MXN	MS & Co. Int. PLC	23.824	09/17/2025	560,000	560,000	82	8,021	(7,939)
Call USD/Put MXN	MS & Co. Int. PLC	25.433	12/17/2025	434,000	434,000	255	7,818	(7,563)
Call USD/Put MXN	MS & Co. Int. PLC	24.722	12/17/2025	490,000	490,000	440	8,274	(7,834)
Call USD/Put MXN	MS & Co. Int. PLC	26.302	03/18/2026	398,000	398,000	546	7,874	(7,328)
Call USD/Put MXN	MS & Co. Int. PLC	25.536	03/18/2026	448,000	448,000	855	8,413	(7,558)
Call USD/Put MXN	MS & Co. Int. PLC	22.541	06/17/2026	1,094,000	1,094,000	12,748	16,553	(3,805)
Call USD/Put NOK	MS & Co. Int. PLC	12.289	09/17/2025	321,000	321,000	11	4,237	(4,226)
Call USD/Put NOK	MS & Co. Int. PLC	12.469	09/17/2025	338,000	338,000	6	4,631	(4,625)
Call USD/Put NOK	MS & Co. Int. PLC	12.519	12/17/2025	284,000	284,000	159	4,288	(4,129)
Call USD/Put NOK	MS & Co. Int. PLC	12.731	12/17/2025	293,000	293,000	113	4,600	(4,487)
Call USD/Put NOK	MS & Co. Int. PLC	12.700	03/18/2026	261,000	261,000	397	4,307	(3,910)
Call USD/Put NOK	MS & Co. Int. PLC	12.959	03/18/2026	265,000	265,000	294	4,505	(4,211)
Call USD/Put SEK	MS & Co. Int. PLC	11.925	09/17/2025	970,000	970,000	3	12,125	(12,122)
Call USD/Put SEK	MS & Co. Int. PLC	11.944	09/17/2025	1,009,000	1,009,000	3	12,903	(12,900)
Call USD/Put SEK	MS & Co. Int. PLC	12.086	12/17/2025	855,000	855,000	138	12,141	(12,003)
Call USD/Put SEK	MS & Co. Int. PLC	12.134	12/17/2025	874,000	874,000	128	13,249	(13,121)
Call USD/Put SEK	MS & Co. Int. PLC	12.199	03/18/2026	789,000	789,000	473	12,308	(11,835)
Call USD/Put SEK	MS & Co. Int. PLC	12.275	03/18/2026	797,000	797,000	425	13,064	(12,639)
Call USD/Put SEK	MS & Co. Int. PLC	10.537	06/17/2026	1,276,000	1,276,000	11,689	19,178	(7,489)

				782,765,000	$782,765,000	$264,298	$876,633	$(612,335)

Puts
Put AUD/Call JPY	MS & Co. Int. PLC	88.420	09/17/2025	2,568,000	2,568,000	7,879	25,146	(17,267)
Put AUD/Call JPY	MS & Co. Int. PLC	85.610	09/17/2025	2,857,000	2,857,000	4,291	27,751	(23,460)
Put AUD/Call JPY	MS & Co. Int. PLC	86.440	12/17/2025	2,252,000	2,252,000	13,891	25,068	(11,177)
Put AUD/Call JPY	MS & Co. Int. PLC	83.680	12/17/2025	2,464,000	2,464,000	9,674	27,923	(18,249)
Put AUD/Call JPY	MS & Co. Int. PLC	84.720	03/18/2026	2,057,000	2,057,000	17,464	25,265	(7,801)
Put AUD/Call JPY	MS & Co. Int. PLC	82.000	03/18/2026	2,222,000	2,222,000	13,199	27,671	(14,472)
Put AUD/Call JPY	MS & Co. Int. PLC	81.740	06/17/2026	4,629,000	4,629,000	40,998	51,453	(10,455)
Put AUD/Call USD	MS & Co. Int. PLC	0.601	09/17/2025	1,055,000	1,055,000	841	8,389	(7,548)
Put AUD/Call USD	MS & Co. Int. PLC	0.584	09/17/2025	1,151,000	1,151,000	356	8,815	(8,459)
Put AUD/Call USD	MS & Co. Int. PLC	0.594	12/17/2025	914,000	914,000	2,128	8,451	(6,323)
Put AUD/Call USD	MS & Co. Int. PLC	0.577	12/17/2025	984,000	984,000	1,313	8,700	(7,387)
Put AUD/Call USD	MS & Co. Int. PLC	0.588	03/18/2026	830,000	830,000	3,103	8,441	(5,338)
Put AUD/Call USD	MS & Co. Int. PLC	0.571	03/18/2026	878,000	878,000	2,099	8,583	(6,484)
Put AUD/Call USD	MS & Co. Int. PLC	0.597	06/17/2026	1,927,000	1,927,000	12,974	17,762	(4,788)
Put CAD/Call JPY	MS & Co. Int. PLC	99.440	09/17/2025	1,327,000	1,327,000	4,040	13,758	(9,718)
Put CAD/Call JPY	MS & Co. Int. PLC	96.820	09/17/2025	1,451,000	1,451,000	2,119	14,518	(12,399)
Put CAD/Call JPY	MS & Co. Int. PLC	97.660	12/17/2025	1,165,000	1,165,000	7,109	13,538	(6,429)
Put CAD/Call JPY	MS & Co. Int. PLC	95.080	12/17/2025	1,258,000	1,258,000	4,802	14,258	(9,456)
Put CAD/Call JPY	MS & Co. Int. PLC	96.150	03/18/2026	1,068,000	1,068,000	8,960	14,136	(5,176)
Put CAD/Call JPY	MS & Co. Int. PLC	93.500	03/18/2026	1,126,000	1,126,000	6,458	14,238	(7,780)
Put CAD/Call JPY	MS & Co. Int. PLC	94.010	06/17/2026	2,336,000	2,336,000	21,899	25,872	(3,973)
Put NZD/Call JPY	MS & Co. Int. PLC	80.390	09/17/2025	1,360,000	1,360,000	2,374	12,013	(9,639)
Put NZD/Call JPY	MS & Co. Int. PLC	78.240	09/17/2025	1,512,000	1,512,000	1,442	13,606	(12,164)
Put NZD/Call JPY	MS & Co. Int. PLC	78.700	12/17/2025	1,196,000	1,196,000	5,078	11,948	(6,870)

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued) June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Put NZD/Call JPY	MS & Co. Int. PLC	$76.630	12/17/2025	1,315,000	$1,315,000	$3,799	$13,470	$(9,671)
Put NZD/Call JPY	MS & Co. Int. PLC	77.160	03/18/2026	1,087,000	1,087,000	6,802	11,823	(5,021)
Put NZD/Call JPY	MS & Co. Int. PLC	75.130	03/18/2026	1,177,000	1,177,000	5,455	12,789	(7,334)
Put NZD/Call JPY	MS & Co. Int. PLC	75.890	06/17/2026	2,417,000	2,417,000	19,696	24,507	(4,811)
Put NZD/Call USD	MS & Co. Int. PLC	0.546	09/17/2025	575,000	575,000	239	4,201	(3,962)
Put NZD/Call USD	MS & Co. Int. PLC	0.533	09/17/2025	633,000	633,000	118	4,406	(4,288)
Put NZD/Call USD	MS & Co. Int. PLC	0.540	12/17/2025	497,000	497,000	766	4,189	(3,423)
Put NZD/Call USD	MS & Co. Int. PLC	0.527	12/17/2025	542,000	542,000	542	4,356	(3,814)
Put NZD/Call USD	MS & Co. Int. PLC	0.535	03/18/2026	450,000	450,000	1,182	4,165	(2,983)
Put NZD/Call USD	MS & Co. Int. PLC	0.522	03/18/2026	483,000	483,000	909	4,292	(3,383)
Put NZD/Call USD	MS & Co. Int. PLC	0.554	06/17/2026	1,047,000	1,047,000	6,579	9,041	(2,462)

				50,810,000	$50,810,000	$240,578	$524,542	$(283,964)

Total purchased option contracts				833,575,000	$833,575,000	$504,876	$1,401,175	$(896,299)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
S&P 500 Index	$6,225.000	07/02/2025	(14)	$(8,715,000)	$(14,910)	$(11,815)	$(3,095)
S&P 500 Index	6,250.000	07/03/2025	(8)	(5,000,000)	(7,960)	(6,802)	(1,158)
S&P 500 Index	6,300.000	07/09/2025	(6)	(3,780,000)	(6,510)	(6,564)	54
S&P 500 Index	6,275.000	07/16/2025	(6)	(3,765,000)	(20,970)	(7,227)	(13,743)
S&P 500 Index	6,350.000	07/23/2025	(6)	(3,810,000)	(15,000)	(6,354)	(8,646)

			(40)	$(25,070,000)	$(65,350)	$(38,762)	$(26,588)

Puts
S&P 500 Index	5,700.000	07/02/2025	(12)	(6,840,000)	(90)	(34,195)	34,105
S&P 500 Index	5,970.000	07/02/2025	(16)	(9,552,000)	(280)	(15,741)	15,461
S&P 500 Index	6,045.000	07/03/2025	(15)	(9,067,500)	(2,175)	(8,861)	6,686
S&P 500 Index	5,800.000	07/09/2025	(12)	(6,960,000)	(1,140)	(32,457)	31,317
S&P 500 Index	5,675.000	07/16/2025	(12)	(6,810,000)	(3,840)	(36,252)	32,412
S&P 500 Index	5,850.000	07/23/2025	(12)	(7,020,000)	(15,540)	(35,301)	19,761

			(79)	$(46,249,500)	$(23,065)	$(162,807)	$139,742

Total written option contracts			(119)	$(71,319,500)	$(88,415)	$(201,569)	$113,154

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$96.000	09/12/2025	74	$185,000	$20,813	$72,322	$(51,509)

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

3 Month SOFR	$96.500	09/12/2025	138	$345,000	$9,488	$183,733	$(174,245)
3 Month SOFR	96.625	09/12/2025	88	220,000	4,950	163,686	(158,736)
3 Month SOFR	97.375	09/12/2025	126	315,000	3,150	27,022	(23,872)
3 Month SOFR	97.500	09/12/2025	265	662,500	6,625	298,740	(292,115)
3 Month SOFR	96.125	12/12/2025	119	297,500	92,969	134,151	(41,182)
3 Month SOFR	96.500	12/12/2025	123	307,500	49,200	188,398	(139,198)
3 Month SOFR	97.000	12/12/2025	86	215,000	15,588	13,069	2,519
3 Month SOFR	97.500	12/12/2025	382	955,000	38,200	330,799	(292,599)
3 Month SOFR	96.250	03/13/2026	112	280,000	135,100	140,260	(5,160)
3 Month SOFR	96.625	03/13/2026	92	230,000	66,700	137,063	(70,363)
3 Month SOFR	96.750	03/13/2026	37	92,500	22,431	60,211	(37,780)
3 Month SOFR	97.000	03/13/2026	147	367,500	63,394	64,634	(1,240)
3 Month SOFR	97.500	03/13/2026	140	350,000	31,500	45,774	(14,274)
3 Month SOFR	96.250	06/12/2026	101	252,500	176,119	143,604	32,515
3 Month SOFR	96.500	06/12/2026	158	395,000	211,325	164,235	47,090
3 Month SOFR	96.625	06/12/2026	87	217,500	101,138	137,227	(36,089)
3 Month SOFR	96.750	06/12/2026	38	95,000	38,238	58,988	(20,750)
3 Month SOFR	97.000	06/12/2026	88	220,000	66,000	58,472	7,528
3 Month SOFR	97.125	06/12/2026	74	185,000	47,638	38,070	9,568
3 Month SOFR	97.250	06/12/2026	72	180,000	39,600	34,341	5,259
3 Month SOFR	96.375	09/11/2026	101	252,500	188,113	145,422	42,691
3 Month SOFR	96.500	09/11/2026	311	777,500	515,094	348,710	166,384
3 Month SOFR	96.625	09/11/2026	83	207,500	121,388	138,180	(16,792)
3 Month SOFR	97.000	09/11/2026	123	307,500	122,231	95,566	26,665
3 Month SOFR	97.250	09/11/2026	56	140,000	42,350	36,510	5,840
3 Month SOFR	96.000	12/11/2026	177	442,500	483,431	356,559	126,872
3 Month SOFR	96.375	12/11/2026	96	240,000	196,200	149,023	47,177
3 Month SOFR	96.500	12/11/2026	393	982,500	724,594	503,608	220,986
3 Month SOFR	96.000	03/12/2027	172	430,000	483,750	361,537	122,213
3 Month SOFR	96.250	03/12/2027	63	157,500	147,656	126,123	21,533
3 Month SOFR	96.500	03/12/2027	315	787,500	606,375	411,905	194,470
3 Month SOFR	96.000	06/11/2027	153	382,500	429,356	329,250	100,106
3 Month SOFR	96.250	06/11/2027	63	157,500	148,444	129,273	19,171
3 Month SOFR	96.500	06/11/2027	142	355,000	275,125	195,528	79,597
3 Month SOFR	96.250	09/10/2027	64	160,000	149,600	129,725	19,875

TOTAL			4,859	$12,147,500	$5,873,873	$5,951,718	$(77,845)

Currency Abbreviations:
AUD	—Australian Dollar
CHF	—Swiss Franc
DKK	—Denmark Krone
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
ILS	—Israeli Shekel
JPY	—Japanese Yen
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar
USD	—U.S. Dollar

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued) June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
ETF	—Exchange Traded Fund
MSCI	—Morgan Stanley Capital International
SPDR	—Standard and Poor’s Depository Receipt

Abbreviations:
BofA Securities LLC	—Bank of America Securities LLC
CDX.NA.HY Ind 44	—CDX North America High Yield Index 44
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
SOFR	—Secured Overnight Financing Rate

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments June 30, 2025 (Unaudited)

Shares	Description	Value

Underlying Funds – 93.7%

Dynamic(a) – 0.9%
1,053,803	Goldman Sachs Managed Futures Strategy Fund — Class R6	$9,041,630

Equity(a) – 43.0%
5,191,389	Goldman Sachs Large Cap Value Insights Fund — Class R6	124,956,737
3,550,461	Goldman Sachs Large Cap Growth Insights Fund — Class R6	124,905,205
6,210,889	Goldman Sachs International Equity Insights Fund — Class R6	107,075,724
4,164,286	Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	41,184,786
467,205	Goldman Sachs Small Cap Equity Insights Fund — Class R6	12,834,129
695,170	Goldman Sachs International Small Cap Insights Fund — Class R6	10,768,187
711,249	Goldman Sachs Global Infrastructure Fund — Class R6	9,416,932
23,011	Goldman Sachs Energy Infrastructure Fund — Class R6	321,003

		431,462,703

Exchange Traded Funds – 44.3%
1,855,427	Goldman Sachs MarketBeta U.S. Equity ETF(a)	158,768,888
1,411,251	Goldman Sachs MarketBeta International Equity ETF(a)	90,348,289
952,048	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	43,813,249
332,982	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	40,417,355
865,344	Goldman Sachs Access U.S. Aggregate Bond ETF(a)	35,773,321
681,130	Goldman Sachs MarketBeta Emerging Markets Equity ETF(a)	34,386,508
557,846	Goldman Sachs ActiveBeta International Equity ETF(a)	22,124,172
197,259	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	7,340,007
71,748	iShares U.S. Real Estate ETF	6,799,558

Shares	Description	Value

Underlying Funds – (continued)

Exchange Traded Funds – (continued)
16,996	iShares U.S. Technology ETF	$2,944,897
12,615	Health Care Select Sector SPDR Fund	1,700,376
2,712	iShares MSCI Mexico ETF	164,239

		444,580,859

Fixed Income(a) –5.5%
3,611,774	Goldman Sachs Emerging Markets Debt Fund — Class R6	35,395,388
1,786,622	Goldman Sachs High Yield Fund — Class R6	10,183,744
1,151,941	Goldman Sachs High Yield Floating Rate Fund — Class R6	10,056,444

		55,635,576

TOTAL UNDERLYING FUNDS – 93.7% (Cost $768,969,172)		$940,720,768

Shares	Dividend Rate	Value

Investment Company(a) – 1.8%

Goldman Sachs Financial Square Government Fund — Institutional Shares
17,856,446	4.231%	$17,856,446
(Cost $17,856,446)

TOTAL INVESTMENTS – 95.5% (Cost $786,825,618)		$958,577,214

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.5%		44,743,222

NET ASSETS – 100.0%		$1,003,320,436

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2025, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	1,053,043	HKD	8,200,000	09/17/25	$ 1,433
	USD	12,811,700	JPY	1,813,000,000	09/17/25	110,183

TOTAL						$111,616

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued) June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD	3,887,396	AUD	5,970,000	09/17/25	$(48,155)
	USD	5,584,521	CHF	4,520,000	09/17/25	(168,470)
	USD	1,359,228	DKK	8,810,000	09/17/25	(39,936)
	USD	20,219,321	EUR	17,580,000	09/17/25	(597,084)
	USD	8,459,759	GBP	6,235,000	09/17/25	(103,027)
	USD	310,645	ILS	1,080,000	09/17/25	(10,314)
	USD	817,969	MXN	15,875,000	09/17/25	(21,031)
	USD	361,624	NOK	3,650,000	09/17/25	(675)
	USD	108,911	NZD	180,000	09/17/25	(1,097)
	USD	1,780,456	SEK	16,950,000	09/17/25	(20,391)
	USD	759,521	SGD	970,000	09/17/25	(7,726)

TOTAL						$(1,017,906)

FUTURES CONTRACTS — At June 30, 2025, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.K. Long Gilt	6	09/26/25	$766,186	$19,510
5 Year German Euro-Bund	6	09/08/25	919,862	(4,953)
FTSE/JSE Top 40 Index	8	09/18/25	405,695	4,715
IFSC NIFTY 50 Index	16	07/31/25	819,232	19,197
MSCI EAFE Index	21	09/19/25	2,815,785	42,706
S&P 500 E-Mini Index	149	09/19/25	46,590,437	1,173,566

Total				$1,254,741

Short position contracts:
E-mini Consumer Staples Select Sector	(63)	09/19/25	(5,188,050)	(28,263)

TOTAL FUTURES CONTRACTS				$1,226,478

SWAP CONTRACTS — At June 30, 2025, the Portfolio had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Portfolio(a)	Payments Received by Portfolio(a)	Termination Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

6M GBP	3.829%	04/16/30	GBP 5,600	$54,519

(a)	Payments made annually.
*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2025(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
CDX.NA.HY Index 44	(5.000)%	3.186%	06/20/30	$4,780	$(366,281)	$(236,295)	$(129,986)

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund(a)	Counterparty	Termination Date#	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation)*

SXDR Index	12M EURO+0.470%	JPMorgan Securities, Inc.	02/03/26	EUR	590	$(940)

SXDR Index	12M EURO+0.480	JPMorgan Securities, Inc.	02/03/26	EUR	1,364	—

TOTAL						$(940)

(a)	Payments made annually.
#

The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2025, the Portfolio had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
SX5E Index	MS & Co. Int. PLC	$5,156.960	07/15/2025	307	$158,318,672	$60,474	$26,407	$34,067
XLV Index	BofA Securities LLC	135.000	06/18/2026	8,292	111,942,000	84,655	90,620	(5,965)
SPX Index	MS & Co. Int. PLC	6,394.880	07/31/2025	808	516,706,304	22,695	19,988	2,707

Total purchased option contracts				9,407	$786,966,976	$167,824	$137,015	$30,809

Written option contracts
Calls
XLV Index	BofA Securities LLC	146.000	06/18/2026	(16,584)	(242,126,400)	(81,901)	(89,886)	7,985

Puts
SPX Index	MS & Co. Int. PLC	5,326.965	07/18/2025	(395)	(210,415,118)	(752)	(57,809)	57,057
MID Index	MS & Co. Int. PLC	2,725.883	07/18/2025	(498)	(135,748,973)	(673)	(35,866)	35,193
SPX Index	MS & Co. Int. PLC	5,844.450	07/31/2025	(808)	(472,231,560)	(17,255)	(18,989)	1,734

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued) June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON EQUITIES (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

TOPIX Index	MS & Co. Int. PLC	$2,477.128	12/19/2025	(122,947)	$(30,455,545,622)	$(35,114)	$ (81,588)	$ 46,474

				(124,648)	$(31,273,941,273)	$(53,794)	$(194,252)	$140,458

Total written option contracts				(141,232)	$(31,516,067,673)	$(135,695)	$(284,138)	$148,443

TOTAL				(131,825)	$(30,729,100,697)	$32,129	$(147,123)	$179,252

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call CHF/Put NOK	MS & Co. Int. PLC	$14.116	09/17/2025	942,000	$942,000	$1,084	$12,565	$(11,481)
Call CHF/Put NOK	MS & Co. Int. PLC	14.143	09/17/2025	1,024,000	1,024,000	1,100	14,298	(13,198)
Call CHF/Put NOK	MS & Co. Int. PLC	14.480	12/17/2025	826,000	826,000	3,397	12,605	(9,208)
Call CHF/Put NOK	MS & Co. Int. PLC	14.537	12/17/2025	885,000	885,000	3,360	15,061	(11,701)
Call CHF/Put NOK	MS & Co. Int. PLC	14.810	03/18/2026	753,000	753,000	5,181	12,683	(7,502)
Call CHF/Put NOK	MS & Co. Int. PLC	14.888	03/18/2026	801,000	801,000	5,084	15,767	(10,683)
Call CHF/Put NOK	MS & Co. Int. PLC	14.209	06/17/2026	1,732,000	1,732,000	35,411	32,685	2,726
Call CHF/Put SEK	MS & Co. Int. PLC	13.588	09/17/2025	1,100,000	1,100,000	150	11,813	(11,663)
Call CHF/Put SEK	MS & Co. Int. PLC	13.430	09/17/2025	1,182,000	1,182,000	289	13,863	(13,574)
Call CHF/Put SEK	MS & Co. Int. PLC	13.848	12/17/2025	957,000	957,000	1,264	12,981	(11,717)
Call CHF/Put SEK	MS & Co. Int. PLC	13.709	12/17/2025	1,016,000	1,016,000	1,730	14,312	(12,582)
Call CHF/Put SEK	MS & Co. Int. PLC	14.076	03/18/2026	868,000	868,000	2,563	14,325	(11,762)
Call CHF/Put SEK	MS & Co. Int. PLC	13.954	03/18/2026	917,000	917,000	3,165	14,180	(11,015)
Call CHF/Put SEK	MS & Co. Int. PLC	13.248	06/17/2026	1,967,000	1,967,000	26,920	36,783	(9,863)
Call JPY/Put KRW	MS & Co. Int. PLC	10.130	09/17/2025	108,690,000	108,690,000	3,333	8,966	(5,633)
Call JPY/Put KRW	MS & Co. Int. PLC	10.514	09/17/2025	110,868,000	110,868,000	1,494	9,605	(8,111)
Call JPY/Put KRW	MS & Co. Int. PLC	10.345	12/17/2025	96,129,000	96,129,000	5,788	8,888	(3,100)
Call JPY/Put KRW	MS & Co. Int. PLC	10.745	12/17/2025	97,080,000	97,080,000	3,402	9,541	(6,139)
Call JPY/Put KRW	MS & Co. Int. PLC	10.554	03/18/2026	87,290,000	87,290,000	6,980	8,885	(1,905)
Call JPY/Put KRW	MS & Co. Int. PLC	10.967	03/18/2026	87,552,000	87,552,000	4,562	10,472	(5,910)
Call JPY/Put KRW	MS & Co. Int. PLC	10.883	06/17/2026	150,977,000	150,977,000	12,885	15,427	(2,542)
Call USD/Put CAD	MS & Co. Int. PLC	1.458	09/17/2025	3,445,000	3,445,000	641	24,187	(23,546)
Call USD/Put CAD	MS & Co. Int. PLC	1.493	09/17/2025	3,491,000	3,491,000	112	27,680	(27,568)
Call USD/Put CAD	MS & Co. Int. PLC	1.467	12/17/2025	3,007,000	3,007,000	2,754	23,791	(21,037)
Call USD/Put CAD	MS & Co. Int. PLC	1.501	12/17/2025	3,078,000	3,078,000	1,170	27,779	(26,609)
Call USD/Put CAD	MS & Co. Int. PLC	1.474	03/18/2026	2,743,000	2,743,000	4,389	23,894	(19,505)
Call USD/Put CAD	MS & Co. Int. PLC	1.508	03/18/2026	2,780,000	2,780,000	2,316	27,533	(25,217)
Call USD/Put CAD	MS & Co. Int. PLC	1.425	06/17/2026	5,446,000	5,446,000	30,105	36,053	(5,948)
Call USD/Put CLP	MS & Co. Int. PLC	1,113.400	09/17/2025	1,144,000	1,144,000	363	17,385	(17,022)
Call USD/Put CLP	MS & Co. Int. PLC	1,119.888	09/17/2025	1,266,000	1,266,000	337	16,029	(15,692)
Call USD/Put CLP	MS & Co. Int. PLC	1,140.380	12/17/2025	1,020,000	1,020,000	2,267	18,060	(15,793)
Call USD/Put CLP	MS & Co. Int. PLC	1,148.202	12/17/2025	1,109,000	1,109,000	2,219	18,232	(16,013)
Call USD/Put CLP	MS & Co. Int. PLC	1,166.190	03/18/2026	934,000	934,000	4,024	17,891	(13,867)
Call USD/Put CLP	MS & Co. Int. PLC	1,173.249	03/18/2026	1,011,000	1,011,000	4,071	18,449	(14,378)
Call USD/Put CLP	MS & Co. Int. PLC	1,093.270	06/17/2026	1,791,000	1,791,000	24,264	30,909	(6,645)
Call USD/Put KRW	MS & Co. Int. PLC	1,496.880	09/17/2025	827,000	827,000	533	8,965	(8,432)
Call USD/Put KRW	MS & Co. Int. PLC	1,553.840	09/17/2025	790,000	790,000	104	9,243	(9,139)

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Call USD/Put KRW	MS & Co. Int. PLC	$1,512.770	12/17/2025	730,000	$730,000	$1,780	$9,220	$(7,440)
Call USD/Put KRW	MS & Co. Int. PLC	1,572.940	12/17/2025	692,000	692,000	693	9,480	(8,787)
Call USD/Put KRW	MS & Co. Int. PLC	1,526.850	03/18/2026	665,000	665,000	2,649	9,297	(6,648)
Call USD/Put KRW	MS & Co. Int. PLC	1,589.310	03/18/2026	627,000	627,000	1,275	9,280	(8,005)
Call USD/Put KRW	MS & Co. Int. PLC	1,493.850	06/17/2026	1,245,000	1,245,000	10,223	16,135	(5,912)
Call USD/Put MXN	MS & Co. Int. PLC	24.511	09/17/2025	515,000	515,000	37	8,238	(8,201)
Call USD/Put MXN	MS & Co. Int. PLC	23.824	09/17/2025	599,000	599,000	87	8,580	(8,493)
Call USD/Put MXN	MS & Co. Int. PLC	25.433	12/17/2025	460,000	460,000	270	8,286	(8,016)
Call USD/Put MXN	MS & Co. Int. PLC	24.722	12/17/2025	525,000	525,000	471	8,865	(8,394)
Call USD/Put MXN	MS & Co. Int. PLC	26.302	03/18/2026	423,000	423,000	581	8,369	(7,788)
Call USD/Put MXN	MS & Co. Int. PLC	25.536	03/18/2026	479,000	479,000	914	8,995	(8,081)
Call USD/Put MXN	MS & Co. Int. PLC	22.541	06/17/2026	987,000	987,000	11,501	14,934	(3,433)
Call USD/Put NOK	MS & Co. Int. PLC	12.289	09/17/2025	341,000	341,000	11	4,501	(4,490)
Call USD/Put NOK	MS & Co. Int. PLC	12.469	09/17/2025	362,000	362,000	6	4,959	(4,953)
Call USD/Put NOK	MS & Co. Int. PLC	12.519	12/17/2025	301,000	301,000	169	4,545	(4,376)
Call USD/Put NOK	MS & Co. Int. PLC	12.731	12/17/2025	314,000	314,000	121	4,930	(4,809)
Call USD/Put NOK	MS & Co. Int. PLC	12.700	03/18/2026	277,000	277,000	422	4,571	(4,149)
Call USD/Put NOK	MS & Co. Int. PLC	12.959	03/18/2026	284,000	284,000	315	4,828	(4,513)
Call USD/Put SEK	MS & Co. Int. PLC	11.925	09/17/2025	1,028,000	1,028,000	3	12,850	(12,847)
Call USD/Put SEK	MS & Co. Int. PLC	11.944	09/17/2025	1,080,000	1,080,000	3	13,811	(13,808)
Call USD/Put SEK	MS & Co. Int. PLC	12.086	12/17/2025	907,000	907,000	146	12,879	(12,733)
Call USD/Put SEK	MS & Co. Int. PLC	12.134	12/17/2025	936,000	936,000	137	14,189	(14,052)
Call USD/Put SEK	MS & Co. Int. PLC	12.199	03/18/2026	837,000	837,000	501	13,057	(12,556)
Call USD/Put SEK	MS & Co. Int. PLC	12.275	03/18/2026	853,000	853,000	455	13,982	(13,527)
Call USD/Put SEK	MS & Co. Int. PLC	10.537	06/17/2026	1,150,000	1,150,000	10,535	17,285	(6,750)

				804,055,000	$804,055,000	$252,116	$897,851	$(645,735)

Puts
Put AUD/Call JPY	MS & Co. Int. PLC	88.420	09/17/2025	2,723,000	2,723,000	8,355	26,664	(18,309)
Put AUD/Call JPY	MS & Co. Int. PLC	85.610	09/17/2025	3,060,000	3,060,000	4,596	29,723	(25,127)
Put AUD/Call JPY	MS & Co. Int. PLC	86.440	12/17/2025	2,389,000	2,389,000	14,736	26,593	(11,857)
Put AUD/Call JPY	MS & Co. Int. PLC	83.680	12/17/2025	2,639,000	2,639,000	10,360	29,906	(19,546)
Put AUD/Call JPY	MS & Co. Int. PLC	84.720	03/18/2026	2,181,000	2,181,000	18,517	26,788	(8,271)
Put AUD/Call JPY	MS & Co. Int. PLC	82.000	03/18/2026	2,379,000	2,379,000	14,131	29,626	(15,495)
Put AUD/Call JPY	MS & Co. Int. PLC	81.740	06/17/2026	4,173,000	4,173,000	36,959	46,385	(9,426)
Put AUD/Call USD	MS & Co. Int. PLC	0.601	09/17/2025	1,119,000	1,119,000	892	8,898	(8,006)
Put AUD/Call USD	MS & Co. Int. PLC	0.584	09/17/2025	1,232,000	1,232,000	384	9,435	(9,051)
Put AUD/Call USD	MS & Co. Int. PLC	0.594	12/17/2025	969,000	969,000	2,256	8,959	(6,703)
Put AUD/Call USD	MS & Co. Int. PLC	0.577	12/17/2025	1,054,000	1,054,000	1,406	9,319	(7,913)
Put AUD/Call USD	MS & Co. Int. PLC	0.588	03/18/2026	881,000	881,000	3,293	8,959	(5,666)
Put AUD/Call USD	MS & Co. Int. PLC	0.571	03/18/2026	940,000	940,000	2,247	9,189	(6,942)
Put AUD/Call USD	MS & Co. Int. PLC	0.597	06/17/2026	1,737,000	1,737,000	11,695	16,011	(4,316)
Put CAD/Call JPY	MS & Co. Int. PLC	99.440	09/17/2025	1,407,000	1,407,000	4,284	14,588	(10,304)
Put CAD/Call JPY	MS & Co. Int. PLC	96.820	09/17/2025	1,554,000	1,554,000	2,270	15,548	(13,278)
Put CAD/Call JPY	MS & Co. Int. PLC	97.660	12/17/2025	1,236,000	1,236,000	7,543	14,364	(6,821)
Put CAD/Call JPY	MS & Co. Int. PLC	95.080	12/17/2025	1,347,000	1,347,000	5,142	15,267	(10,125)
Put CAD/Call JPY	MS & Co. Int. PLC	96.150	03/18/2026	1,133,000	1,133,000	9,506	14,997	(5,491)
Put CAD/Call JPY	MS & Co. Int. PLC	93.500	03/18/2026	1,206,000	1,206,000	6,917	15,250	(8,333)
Put CAD/Call JPY	MS & Co. Int. PLC	94.010	06/17/2026	2,106,000	2,106,000	19,743	23,325	(3,582)
Put NZD/Call JPY	MS & Co. Int. PLC	80.390	09/17/2025	1,442,000	1,442,000	2,517	12,737	(10,220)
Put NZD/Call JPY	MS & Co. Int. PLC	78.240	09/17/2025	1,619,000	1,619,000	1,544	14,569	(13,025)
Put NZD/Call JPY	MS & Co. Int. PLC	78.700	12/17/2025	1,269,000	1,269,000	5,388	12,677	(7,289)

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued) June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Put NZD/Call JPY	MS & Co. Int. PLC	$76.630	12/17/2025	1,408,000	$1,408,000	$4,068	$14,423	$(10,355)
Put NZD/Call JPY	MS & Co. Int. PLC	77.160	03/18/2026	1,153,000	1,153,000	7,215	12,541	(5,326)
Put NZD/Call JPY	MS & Co. Int. PLC	75.130	03/18/2026	1,260,000	1,260,000	5,840	13,691	(7,851)
Put NZD/Call JPY	MS & Co. Int. PLC	75.890	06/17/2026	2,178,000	2,178,000	17,749	22,083	(4,334)
Put NZD/Call USD	MS & Co. Int. PLC	0.546	09/17/2025	609,000	609,000	253	4,449	(4,196)
Put NZD/Call USD	MS & Co. Int. PLC	0.533	09/17/2025	678,000	678,000	126	4,720	(4,594)
Put NZD/Call USD	MS & Co. Int. PLC	0.540	12/17/2025	527,000	527,000	813	4,441	(3,628)
Put NZD/Call USD	MS & Co. Int. PLC	0.527	12/17/2025	580,000	580,000	580	4,661	(4,081)
Put NZD/Call USD	MS & Co. Int. PLC	0.535	03/18/2026	477,000	477,000	1,253	4,415	(3,162)
Put NZD/Call USD	MS & Co. Int. PLC	0.522	03/18/2026	517,000	517,000	972	4,594	(3,622)
Put NZD/Call USD	MS & Co. Int. PLC	0.554	06/17/2026	944,000	944,000	5,931	8,152	(2,221)

				52,126,000	$52,126,000	$239,481	$537,947	$(298,466)

Total purchased option contracts				856,181,000	$856,181,000	$491,597	$1,435,798	$(944,201)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
S&P 500 Index	$6,225.000	07/02/2025	(18)	$(11,205,000)	$(19,170)	$(15,489)	$(3,681)
S&P 500 Index	6,250.000	07/03/2025	(10)	(6,250,000)	(9,950)	(8,503)	(1,447)
S&P 500 Index	6,300.000	07/09/2025	(8)	(5,040,000)	(8,680)	(8,752)	72
S&P 500 Index	6,275.000	07/16/2025	(8)	(5,020,000)	(27,960)	(9,636)	(18,324)
S&P 500 Index	6,350.000	07/23/2025	(8)	(5,080,000)	(20,000)	(8,472)	(11,528)

			(52)	$(32,595,000)	$(85,760)	$(50,852)	$(34,908)

Puts
S&P 500 Index	5,700.000	07/02/2025	(16)	(9,120,000)	(120)	(45,594)	45,474
S&P 500 Index	5,970.000	07/02/2025	(21)	(12,537,000)	(368)	(20,659)	20,291
S&P 500 Index	6,045.000	07/03/2025	(20)	(12,090,000)	(2,900)	(11,814)	8,914
S&P 500 Index	5,800.000	07/09/2025	(15)	(8,700,000)	(1,425)	(40,571)	39,146
S&P 500 Index	5,675.000	07/16/2025	(16)	(9,080,000)	(5,120)	(48,337)	43,217
S&P 500 Index	5,850.000	07/23/2025	(15)	(8,775,000)	(19,425)	(44,126)	24,701

			(103)	$(60,302,000)	$(29,358)	$(211,101)	$181,743

Total written option contracts			(155)	$(92,897,000)	$(115,118)	$(261,953)	$146,835

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$96.000	09/12/2025	92	$230,000	$25,875	$89,913	$(64,038)

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

3 Month SOFR	$96.500	09/12/2025	185	$462,500	$12,719	$ 250,092	$(237,373)
3 Month SOFR	96.625	09/12/2025	105	262,500	5,906	195,307	(189,401)
3 Month SOFR	97.375	09/12/2025	135	337,500	3,375	28,952	(25,577)
3 Month SOFR	97.500	09/12/2025	266	665,000	6,650	299,867	(293,217)
3 Month SOFR	96.125	12/12/2025	148	370,000	115,625	166,843	(51,218)
3 Month SOFR	96.500	12/12/2025	164	410,000	65,600	253,993	(188,393)
3 Month SOFR	97.000	12/12/2025	88	220,000	15,950	13,373	2,577
3 Month SOFR	97.500	12/12/2025	392	980,000	39,200	334,382	(295,182)
3 Month SOFR	96.250	03/13/2026	139	347,500	167,669	174,073	(6,404)
3 Month SOFR	96.625	03/13/2026	115	287,500	83,375	171,329	(87,954)
3 Month SOFR	96.750	03/13/2026	58	145,000	35,163	94,385	(59,222)
3 Month SOFR	97.000	03/13/2026	172	430,000	74,175	76,932	(2,757)
3 Month SOFR	97.500	03/13/2026	150	375,000	33,750	49,044	(15,294)
3 Month SOFR	96.250	06/12/2026	126	315,000	219,712	179,149	40,563
3 Month SOFR	96.500	06/12/2026	168	420,000	224,700	174,629	50,071
3 Month SOFR	96.625	06/12/2026	109	272,500	126,713	171,928	(45,215)
3 Month SOFR	96.750	06/12/2026	60	150,000	60,375	93,139	(32,764)
3 Month SOFR	97.000	06/12/2026	86	215,000	64,500	57,144	7,356
3 Month SOFR	97.125	06/12/2026	97	242,500	62,444	49,903	12,541
3 Month SOFR	97.250	06/12/2026	73	182,500	40,150	34,818	5,332
3 Month SOFR	96.375	09/11/2026	126	315,000	234,675	181,417	53,258
3 Month SOFR	96.500	09/11/2026	368	920,000	609,500	411,934	197,566
3 Month SOFR	96.625	09/11/2026	105	262,500	153,563	174,806	(21,243)
3 Month SOFR	97.000	09/11/2026	121	302,500	120,244	94,012	26,232
3 Month SOFR	97.250	09/11/2026	57	142,500	43,106	37,162	5,944
3 Month SOFR	96.000	12/11/2026	173	432,500	472,506	348,502	124,004
3 Month SOFR	96.375	12/11/2026	119	297,500	243,206	184,726	58,480
3 Month SOFR	96.500	12/11/2026	450	1,125,000	829,687	573,157	256,530
3 Month SOFR	96.000	03/12/2027	168	420,000	472,500	353,129	119,371
3 Month SOFR	96.250	03/12/2027	65	162,500	152,344	130,127	22,217
3 Month SOFR	96.500	03/12/2027	370	925,000	712,250	484,063	228,187
3 Month SOFR	96.000	06/11/2027	149	372,500	418,131	320,642	97,489
3 Month SOFR	96.250	06/11/2027	65	162,500	153,156	133,377	19,779
3 Month SOFR	96.500	06/11/2027	185	462,500	358,437	254,738	103,699
3 Month SOFR	96.250	09/10/2027	66	165,000	154,275	133,779	20,496

TOTAL			5,515	$13,787,500	$6,611,206	$6,774,766	$(163,560)

Currency Abbreviations:
AUD	—Australian Dollar
CHF	—Swiss Franc
DKK	—Denmark Krone
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
ILS	—Israeli Shekel
JPY	—Japanese Yen
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar
USD	—U.S. Dollar

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued) June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
ETF	—Exchange Traded Fund
MSCI	—Morgan Stanley Capital International
SPDR	—Standard and Poor’s Depository Receipt

Abbreviations:
BofA Securities LLC	—Bank of America Securities LLC
CDX.NA.HY Ind 44	—CDX North America High Yield Index 44
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
SOFR	—Secured Overnight Financing Rate

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Statements of Assets and Liabilities June 30, 2025 (Unaudited)

	Balanced Strategy Portfolio	Dynamic Global Equity Fund

Assets:

Investments in affiliated issuers, at value (cost $495,077,018 and $316,057,212, respectively)	$532,207,875	$387,479,921
Investments in unaffiliated issuers, at value (cost $6,708,927 and $4,880,985, respectively)	6,710,302	4,918,554
Purchased options, at value (premium paid $3,728,899 and $3,915,417, respectively)	2,889,961	3,203,512
Cash	8,908,439	6,841,254
Foreign currencies, at value (cost $148,536 and $142,353, respectively)	169,454	145,154
Unrealized gain on forward foreign currency exchange contracts	58,362	22,410
Variation margin on futures contracts	547,126	499,599
Receivables:
Collateral on certain derivative contracts(a)	6,614,083	7,373,042
Investments sold	5,291,287	2,604,393
Interest and dividends	811,835	57,437
Portfolio shares sold	137,650	835,845
Reimbursement from investment adviser	18,999	20,179
Due from broker	—	10,158
Other assets	70,395	74,866

Total assets	564,435,768	414,086,324

Liabilities:

Unrealized loss on forward foreign currency exchange contracts	533,612	200,578
Written option contracts, at value (premium received $268,477 and $156,527, respectively)	121,999	79,344
Variation margin on swaps contracts	2,740	—
Unrealized loss on swap contracts	537	—
Payables:
Investments purchased	817,284	3,123,857
Portfolio shares redeemned	428,838	664,622
Due to broker — upfront payment	75,179	—
Due to broker	47,475	317,475
Management fees	34,410	24,591
Distribution and Service fees and Transfer Agency fees	24,575	35,218
Accrued expenses	133,104	148,310

Total liabilities	2,219,753	4,593,995

Net Assets:

Paid-in capital	522,385,423	298,954,242
Total distributable earnings	39,830,592	110,538,087

NET ASSETS	$562,216,015	$409,492,329
Net Assets:
Class A	$81,534,686	$171,054,408
Class C	2,395,729	6,328,112
Institutional	410,144,612	18,191,036
Service	277,181	209,078
Investor	2,373,966	8,059,955
Class R6	1,974,182	1,431,786
Class R	10,067,538	6,387,068
Class P	53,448,121	197,830,886
Total Net Assets	$562,216,015	$409,492,329
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	6,559,583	7,363,645
Class C	192,181	284,485
Institutional	33,010,780	767,672
Service	21,958	9,011
Investor	191,996	353,551
Class R6	158,797	60,226
Class R	814,279	279,050
Class P	4,299,978	8,340,410
Net asset value, offering and redemption price per share:(b)
Class A	12.43	23.23
Class C	12.47	22.24
Institutional	12.42	23.70
Service	12.62	23.20
Investor	12.36	22.80
Class R6	12.43	23.77
Class R	12.36	22.89
Class P	12.43	23.72

(a)	Segregated for initial margin and/or collateral as follows:

Portfolio	Futures	Swaps	Forwards	Options
Balanced Strategy Portfolio	$1,219,720	$337,700	$800,000	$4,256,663
Dynamic Global Equity Fund	2,407,539	220,000	—	4,745,503

(b)

Maximum public offering price per share for Class A Shares of the Balanced Strategy Portfolio and Dynamic Global Equity Fund is $13.15 and $24.58, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Statements of Assets and Liabilities (continued) June 30, 2025 (Unaudited)

	Growth and Income Strategy Portfolio	Growth Strategy Portfolio

Assets:

Investments in affiliated issuers, at value (cost $802,074,789 and $775,188,747, respectively)	$921,218,265	$946,968,144
Investments in unaffiliated issuers, at value (cost $11,235,453 and $11,636,871, respectively)	11,198,602	11,609,070
Purchased options, at value (premium paid $7,467,009 and $8,347,579, respectively)	6,520,460	7,270,627
Cash	15,979,833	17,044,253
Foreign currencies, at value (cost $247,529 and $250,013, respectively)	254,197	257,538
Unrealized gain on forward foreign currency exchange contracts	95,424	111,616
Variation margin on futures contracts	788,933	534,193
Receivables:
Collateral on certain derivative contracts(a)	10,815,259	12,369,096
Investments sold	9,900,137	9,191,880
Interest and dividends	942,967	320,959
Portfolio shares sold	175,798	483,498
Reimbursement from investment adviser	20,137	20,617
Other assets	78,167	80,470

Total assets	977,988,179	1,006,261,961

Liabilities:

Unrealized loss on forward foreign currency exchange contracts	872,233	1,017,906
Written option contracts, at value (premium received $458,360 and $546,091, respectively)	203,417	250,813
Variation margin on swaps contracts	4,843	5,049
Unrealized loss on swap contracts	931	940
Payables:
Investments purchased	2,892,299	351,567
Portfolio shares redeemned	1,093,532	511,504
Due to broker	365,960	404,950
Due to broker — upfront payment	129,274	132,757
Management fees	59,017	60,602
Distribution and Service fees and Transfer Agency fees	54,091	73,030
Accrued expenses	122,165	132,407

Total liabilities	5,797,762	2,941,525

Net Assets:

Paid-in capital	813,330,145	753,048,215
Total distributable earnings	158,860,272	250,272,221

NET ASSETS	$972,190,417	$1,003,320,436
Net Assets:
Class A	$244,771,775	$348,486,341
Class C	4,763,118	11,960,074
Institutional	422,155,416	271,814,105
Service	1,945,232	1,946,158
Investor	12,785,462	10,952,464
Class R6	2,392,171	10,987,139
Class R	4,470,310	7,774,045
Class P	278,906,933	339,400,110
Total Net Assets	$972,190,417	$1,003,320,436
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	15,027,867	17,001,605
Class C	302,378	568,123
Institutional	25,819,440	13,245,275
Service	119,782	95,264
Investor	790,008	543,214
Class R6	146,381	535,190
Class R	277,402	394,140
Class P	17,071,118	16,529,239
Net asset value, offering and redemption price per share:(b)
Class A	16.29	20.50
Class C	15.75	21.05
Institutional	16.35	20.52
Service	16.24	20.43
Investor	16.18	20.16
Class R6	16.34	20.53
Class R	16.11	19.72
Class P	16.34	20.53

(a)	Segregated for initial margin and/or collateral as follows:

Portfolio	Futures	Swaps	Forwards	Options
Growth and Income Strategy Portfolio	$1,374,854	$834,619	$1,600,000	$7,005,786
Growth Strategy Portfolio	405,268	854,590	1,870,000	9,239,238

(b)

Maximum public offering price per share for Class A Shares of the Growth and Income Strategy and Growth Strategy Portfolios is $17.24 and $21.69, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Statements of Operations For the Six Months Ended June 30, 2025 (Unaudited)

	Balanced Strategy Portfolio	Dynamic Global Equity Fund

Investment Income:

Dividends — affiliated issuers	$7,175,476	$1,969,298
Dividends — unaffiliated issuers	46,927	42,135
Interest	39,689	55,999

Total investment income	7,262,092	2,067,432

Expenses:

Management fees	410,946	284,224
Transfer Agency fees(a)	159,502	165,855
Distribution and Service (12b-1) fees(a)	134,446	241,102
Custody, accounting and administrative services	82,048	75,279
Registration fees	61,638	66,920
Professional fees	52,715	53,602
Printing and mailing costs	44,416	55,187
Trustee fees	13,779	13,596
Service fees — Class C	2,971	7,656
Shareholder Administration fees — Service Class	334	248
Other	9,626	9,023

Total expenses	972,421	972,692

Less — expense reductions	(252,859)	(266,536)

Net expenses	719,562	706,156

NET INVESTMENT INCOME	6,542,530	1,361,276

Realized and unrealized gain (loss):

Net realized gain (loss) from:
Investments — unaffiliated issuers	3,016	(20,819)
Investments — affiliated issuers	(3,888,498)	34,938,392
Purchased options	(758,045)	(728,135)
Futures contracts	(2,275,580)	(3,121,037)
Written options	63,089	284,002
Swap contracts	(248,218)	—
Forward foreign currency exchange contracts	(2,288,150)	(905,941)
Foreign currency transactions	10,369	1,322
Net change in unrealized gain (loss) on:
Investments — affiliated issuers	28,351,539	(3,178,408)
Investments — unaffiliated issuers	42,686	(28,795)
Purchased options	841,821	930,408
Futures contracts	1,800,514	2,938,763
Written options	201,866	190,906
Swap contracts	(52,421)	—
Forward foreign currency exchange contracts	(1,513,259)	(279,109)
Foreign currency translation	23,807	(11,684)

Net realized and unrealized gain	20,314,536	31,009,865

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,857,066	$32,371,141

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Portfolio	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Balanced Strategy Portfolio	$101,321	$8,912	$334	$23,879	$60,792	$1,782	$79,978	$54	$1,892	$292	$7,164	$7,548
Dynamic Global Equity Fund	201,761	22,969	248	16,124	121,056	4,594	3,360	40	4,713	384	4,837	26,871

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Statements of Operations (continued) For the Six Months Ended June 30, 2025 (Unaudited)

	Growth and Income Strategy Portfolio	Growth Strategy Portfolio

Investment Income:

Dividends — affiliated issuers	$9,829,643	$7,685,718
Dividends — unaffiliated issuers	80,048	81,961
Interest	59,240	53,217

Total investment income	9,968,931	7,820,896

Expenses:

Management fees	703,406	724,604
Distribution and Service (12b-1) fees(a)	327,387	482,291
Transfer Agency fees(a)	315,504	375,989
Custody, accounting and administrative services	82,074	81,005
Registration fees	66,010	67,584
Printing and mailing costs	58,208	70,773
Professional fees	52,787	52,726
Trustee fees	14,142	14,196
Service fees — Class C	6,067	15,097
Shareholder Administration fees — Service Class	2,307	2,371
Other	11,218	10,953

Total expenses	1,639,110	1,897,589

Less — expense reductions	(265,273)	(278,687)

Net expenses	1,373,837	1,618,902

NET INVESTMENT INCOME	8,595,094	6,201,994

Realized and unrealized gain (loss):

Net realized gain (loss) from:
Investments — unaffiliated issuers	73	349
Investments — affiliated issuers	(6,405,329)	590,796
Purchased options	(1,195,471)	(1,486,244)
Futures contracts	(3,689,394)	(5,636,183)
Written options	188,005	381,454
Swap contracts	(428,940)	(432,856)
Forward foreign currency exchange contracts	(3,501,853)	(3,738,983)
Foreign currency transactions	(4,674)	8,376
Net change in unrealized gain (loss) on:
Investments — affiliated issuers	65,839,830	75,751,244
Investments — unaffiliated issuers	40,100	25,741
Purchased options	1,929,193	2,302,789
Futures contracts	3,003,430	2,782,490
Written options	358,538	454,472
Swap contracts	(79,656)	(75,626)
Forward foreign currency exchange contracts	(2,282,469)	(2,538,575)
Foreign currency translation	35,586	41,919

Net realized and unrealized gain	53,806,969	68,431,163

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$62,402,063	$74,633,157

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Portfolio	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Growth and Income Strategy Portfolio	$296,341	$18,200	$2,307	$10,539	$177,805	$3,640	$82,620	$369	$7,989	$363	$3,161	$39,557
Growth Strategy Portfolio	416,457	45,290	2,371	18,173	249,874	9,058	54,781	379	7,214	1,539	5,452	47,692

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Statements of Changes in Net Assets

	Balanced Strategy Portfolio		Dynamic Global Equity Fund
	For the Six Months Ended June 30, 2025 (Unaudited)	For the Fiscal Year Ended December 31, 2024	For the Six Months Ended June 30, 2025 (Unaudited)	For the Fiscal Year Ended December 31, 2024

From operations:

Net investment income	$6,542,530	$17,026,521	$1,361,276	$5,197,134
Net realized gain (loss)	(9,382,017)	33,651,854	30,447,784	25,350,333
Net change in unrealized gain (loss)	29,696,553	(6,678,737)	562,081	26,070,395

Net increase in net assets resulting from operations	26,857,066	43,999,638	32,371,141	56,617,862

Distributions to shareholders:

From distributable earnings:
Class A Shares	(1,148,565)	(3,097,514)	—	(13,830,894)
Class C Shares	(24,703)	(73,179)	—	(507,496)
Institutional Shares	(6,357,783)	(15,871,821)	—	(1,449,576)
Service Shares	(3,598)	(9,623)	—	(22,037)
Investor Shares	(38,316)	(114,172)	—	(515,083)
Class R6 Shares	(31,459)	(81,974)	—	(320,861)
Class R Shares	(127,141)	(330,573)	—	(525,970)
Class P Shares	(815,506)	(2,050,871)	—	(14,588,753)

Total distributions to shareholders	(8,547,071)	(21,629,727)	—	(31,760,670)

From share transactions:

Proceeds from sales of shares	47,367,118	112,974,795	23,285,258	35,787,441
Reinvestment of distributions	8,484,787	21,451,876	—	30,814,633
Cost of shares redeemed	(66,397,514)	(143,120,438)	(23,445,338)	(42,258,961)

Net increase (decrease) in net assets resulting from share transactions	(10,545,609)	(8,693,767)	(160,080)	24,343,113

TOTAL INCREASE	7,764,386	13,676,144	32,211,061	49,200,305

Net assets:

Beginning of period	554,451,629	540,775,485	377,281,268	328,080,963

End of period	$562,216,015	$554,451,629	$409,492,329	$377,281,268

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Statements of Changes in Net Assets (continued)

	Growth and Income Strategy Portfolio		Growth Strategy Portfolio
	For the Six Months Ended June 30, 2025 (Unaudited)	For the Fiscal Year Ended December 31, 2024	For the Six Months Ended June 30, 2025 (Unaudited)	For the Fiscal Year Ended December 31, 2024

From operations:

Net investment income	$8,595,094	$21,424,112	$6,201,994	$15,816,888
Net realized gain (loss)	(15,037,583)	78,121,611	(10,313,291)	101,355,083
Net change in unrealized gain (loss)	68,844,552	(4,744,044)	78,744,454	4,635,907

Net increase in net assets resulting from operations	62,402,063	94,801,679	74,633,157	121,807,878

Distributions to shareholders:

From distributable earnings:
Class A Shares	(2,620,180)	(15,280,178)	—	(24,432,505)
Class C Shares	(36,118)	(297,459)	—	(791,160)
Institutional Shares	(5,276,877)	(25,234,032)	—	(20,416,437)
Service Shares	(19,157)	(120,291)	—	(139,339)
Investor Shares	(144,797)	(582,259)	—	(733,133)
Class R6 Shares	(30,311)	(169,737)	—	(748,409)
Class R Shares	(42,212)	(271,651)	—	(527,750)
Class P Shares	(3,396,339)	(16,974,710)	—	(23,479,850)

Total distributions to shareholders	(11,565,991)	(58,930,317)	—	(71,268,583)

From share transactions:

Proceeds from sales of shares	63,403,640	139,264,309	48,148,903	130,500,565
Reinvestment of distributions	11,397,199	57,915,430	—	69,362,432
Cost of shares redeemed	(83,248,714)	(144,370,201)	(90,838,593)	(127,921,939)

Net increase (decrease) in net assets resulting from share transactions	(8,447,875)	52,809,538	(42,689,690)	71,941,058

TOTAL INCREASE	42,388,197	88,680,900	31,943,467	122,480,353

Net assets:

Beginning of period	929,802,220	841,121,320	971,376,969	848,896,616

End of period	$972,190,417	$929,802,220	$1,003,320,436	$971,376,969

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Balanced Strategy Portfolio

	Class A Shares

	Six Months Ended June 30, 2025 (Unaudited)
			Year Ended December 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$12.04		$11.54	$10.49	$12.82	$12.64	$11.64

Net investment income(a)(b)	0.13		0.34	0.23	0.22	0.24	0.20

Net realized and unrealized gain (loss)	0.43		0.60	1.02	(2.02)	0.71	1.04

Total from investment operations	0.56		0.94	1.25	(1.80)	0.95	1.24

Distributions to shareholders from net investment income	(0.17)		(0.44)	(0.20)	(0.39)	(0.34)	(0.24)

Distributions to shareholders from net realized gains	—		—	—	(0.14)	(0.43)	—

Total distributions	(0.17)		(0.44)	(0.20)	(0.53)	(0.77)	(0.24)

Net asset value, end of period	$12.43		$12.04	$11.54	$10.49	$12.82	$12.64

Total return(c)	4.71%		8.22%	12.07%	(14.09)%	7.53%	10.71%

Net assets, end of period (in 000s)	$81,535		$83,765	$88,066	$88,939	$113,820	$110,057

Ratio of net expenses to average net assets(d)	0.55	%(e)	0.55%	0.56%	0.56%	0.56%	0.57%

Ratio of total expenses to average net assets(d)	0.65	%(e)	0.63%	0.63%	0.63%	0.61%	0.64%

Ratio of net investment income to average net assets(b)	2.09	%(e)	2.84%	2.12%	1.91%	1.84%	1.71%

Portfolio turnover rate(f)	14%		29%	40%	30%	9%	19%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Balanced Strategy Portfolio

	Class C Shares

	Six Months Ended June 30, 2025 (Unaudited)
			Year Ended December 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$12.07		$11.57	$10.51	$12.83	$12.67	$11.66

Net investment income(a)(b)	0.08		0.25	0.14	0.11	0.12	0.10

Net realized and unrealized gain (loss)	0.45		0.60	1.03	(1.99)	0.73	1.06

Total from investment operations	0.53		0.85	1.17	(1.88)	0.85	1.16

Distributions to shareholders from net investment income	(0.13)		(0.35)	(0.11)	(0.30)	(0.26)	(0.15)

Distributions to shareholders from net realized gains	—		—	—	(0.14)	(0.43)	—

Total distributions	(0.13)		(0.35)	(0.11)	(0.44)	(0.69)	(0.15)

Net asset value, end of period	$12.47		$12.07	$11.57	$10.51	$12.83	$12.67

Total return(c)	4.40%		7.36%	11.24%	(14.70)%	6.73%	9.90%

Net assets, end of period (in 000s)	$2,396		$2,529	$2,801	$3,740	$6,678	$9,575

Ratio of net expenses to average net assets(d)	1.30	%(e)	1.30%	1.31%	1.31%	1.31%	1.32%

Ratio of total expenses to average net assets(d)	1.40	%(e)	1.38%	1.38%	1.38%	1.36%	1.39%

Ratio of net investment income to average net assets(b)	1.33	%(e)	2.04%	1.31%	0.98%	0.91%	0.86%

Portfolio turnover rate(f)	14%		29%	40%	30%	9%	19%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Balanced Strategy Portfolio

	Institutional Shares

	Six Months Ended June 30, 2025 (Unaudited)
			Year Ended December 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$12.03		$11.54	$10.49	$12.81	$12.63	$11.64

Net investment income(a)(b)	0.15		0.38	0.27	0.27	0.29	0.25

Net realized and unrealized gain (loss)	0.43		0.60	1.02	(2.02)	0.71	1.02

Total from investment operations	0.58		0.98	1.29	(1.75)	1.00	1.27

Distributions to shareholders from net investment income	(0.19)		(0.49)	(0.24)	(0.43)	(0.39)	(0.28)

Distributions to shareholders from net realized gains	—		—	—	(0.14)	(0.43)	—

Total distributions	(0.19)		(0.49)	(0.24)	(0.57)	(0.82)	(0.28)

Net asset value, end of period	$12.42		$12.03	$11.54	$10.49	$12.81	$12.63

Total return(c)	4.90%		8.52%	12.48%	(13.69)%	7.93%	11.05%

Net assets, end of period (in 000s)	$410,145		$403,771	$381,220	$355,310	$426,392	$388,941

Ratio of net expenses to average net assets(d)	0.19	%(e)	0.19%	0.19%	0.19%	0.19%	0.19%

Ratio of total expenses to average net assets(d)	0.29	%(e)	0.27%	0.27%	0.27%	0.25%	0.26%

Ratio of net investment income to average net assets(b)	2.46	%(e)	3.18%	2.49%	2.31%	2.23%	2.12%

Portfolio turnover rate(f)	14%		29%	40%	30%	9%	19%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Balanced Strategy Portfolio

	Service Shares

	Six Months Ended June 30, 2025 (Unaudited)
			Year Ended December 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$12.22		$11.71	$10.64	$12.99	$12.79	$11.78

Net investment income(a)(b)	0.12		0.31	0.22	0.21	0.22	0.16

Net realized and unrealized gain (loss)	0.44		0.62	1.04	(2.05)	0.73	1.07

Total from investment operations	0.56		0.93	1.26	(1.84)	0.95	1.23

Distributions to shareholders from net investment income	(0.16)		(0.42)	(0.19)	(0.37)	(0.32)	(0.22)

Distributions to shareholders from net realized gains	—		—	—	(0.14)	(0.43)	—

Total distributions	(0.16)		(0.42)	(0.19)	(0.51)	(0.75)	(0.22)

Net asset value, end of period	$12.62		$12.22	$11.71	$10.64	$12.99	$12.79

Total return(c)	4.66%		8.00%	11.94%	(14.18)%	7.44%	10.52%

Net assets, end of period (in 000s)	$277		$268	$351	$319	$388	$421

Ratio of net expenses to average net assets(d)	0.69	%(e)	0.69%	0.69%	0.69%	0.69%	0.69%

Ratio of total expenses to average net assets(d)	0.79	%(e)	0.77%	0.77%	0.77%	0.75%	0.77%

Ratio of net investment income to average net assets(b)	1.96	%(e)	2.59%	2.00%	1.82%	1.67%	1.38%

Portfolio turnover rate(f)	14%		29%	40%	30%	9%	19%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Balanced Strategy Portfolio

	Investor Shares

	Six Months Ended June 30, 2025 (Unaudited)
			Year Ended December 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$11.98		$11.48	$10.44	$12.76	$12.58	$11.59

Net investment income(a)(b)	0.14		0.36	0.26	0.23	0.28	0.33

Net realized and unrealized gain (loss)	0.43		0.62	1.01	(1.99)	0.70	0.93

Total from investment operations	0.57		0.98	1.27	(1.76)	0.98	1.26

Distributions to shareholders from net investment income	(0.19)		(0.48)	(0.23)	(0.42)	(0.37)	(0.27)

Distributions to shareholders from net realized gains	—		—	—	(0.14)	(0.43)	—

Total distributions	(0.19)		(0.48)	(0.23)	(0.56)	(0.80)	(0.27)

Net asset value, end of period	$12.36		$11.98	$11.48	$10.44	$12.76	$12.58

Total return(c)	4.86%		8.44%	12.32%	(13.79)%	7.75%	10.97%

Net assets, end of period (in 000s)	$2,374		$2,788	$2,967	$3,110	$5,430	$7,594

Ratio of net expenses to average net assets(d)	0.30	%(e)	0.30%	0.31%	0.31%	0.31%	0.32%

Ratio of total expenses to average net assets(d)	0.40	%(e)	0.38%	0.38%	0.38%	0.36%	0.39%

Ratio of net investment income to average net assets(b)	2.32	%(e)	3.00%	2.36%	2.01%	2.13%	2.78%

Portfolio turnover rate(f)	14%		29%	40%	30%	9%	19%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Balanced Strategy Portfolio

	Class R6 Shares

	Six Months Ended June 30, 2025 (Unaudited)
			Year Ended December 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$12.04		$11.54	$10.50	$12.82	$12.63	$11.64

Net investment income(a)(b)	0.15		0.39	0.27	0.37	0.21	0.23

Net realized and unrealized gain (loss)	0.43		0.60	1.02	(2.12)	0.79	1.05

Total from investment operations	0.58		0.99	1.29	(1.75)	1.00	1.28

Distributions to shareholders from net investment income	(0.19)		(0.49)	(0.25)	(0.43)	(0.38)	(0.29)

Distributions to shareholders from net realized gains	—		—	—	(0.14)	(0.43)	—

Total distributions	(0.19)		(0.49)	(0.25)	(0.57)	(0.81)	(0.29)

Net asset value, end of period	$12.43		$12.04	$11.54	$10.50	$12.82	$12.63

Total return(c)	4.90%		8.61%	12.38%	(13.66)%	8.00%	11.06%

Net assets, end of period (in 000s)	$1,974		$2,034	$2,217	$2,061	$277	$1,449

Ratio of net expenses to average net assets(d)	0.18	%(e)	0.18%	0.18%	0.18%	0.18%	0.18%

Ratio of total expenses to average net assets(d)	0.28	%(e)	0.26%	0.26%	0.26%	0.24%	0.26%

Ratio of net investment income to average net assets(b)	2.47	%(e)	3.21%	2.50%	3.28%	1.64%	1.89%

Portfolio turnover rate(f)	14%		29%	40%	30%	9%	19%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Balanced Strategy Portfolio

	Class R Shares

	Six Months Ended June 30, 2025 (Unaudited)
			Year Ended December 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$11.98		$11.48	$10.44	$12.76	$12.58	$11.59

Net investment income(a)(b)	0.11		0.30	0.21	0.19	0.22	0.16

Net realized and unrealized gain (loss)	0.43		0.61	1.01	(2.01)	0.70	1.04

Total from investment operations	0.54		0.91	1.22	(1.82)	0.92	1.20

Distributions to shareholders from net investment income	(0.16)		(0.41)	(0.18)	(0.36)	(0.31)	(0.21)

Distributions to shareholders from net realized gains	—		—	—	(0.14)	(0.43)	—

Total distributions	(0.16)		(0.41)	(0.18)	(0.50)	(0.74)	(0.21)

Net asset value, end of period	$12.36		$11.98	$11.48	$10.44	$12.76	$12.58

Total return(c)	4.54%		7.97%	11.77%	(14.30)%	7.32%	10.39%

Net assets, end of period (in 000s)	$10,068		$9,452	$10,544	$8,693	$10,837	$9,435

Ratio of net expenses to average net assets(d)	0.80	%(e)	0.80%	0.81%	0.81%	0.81%	0.82%

Ratio of total expenses to average net assets(d)	0.90	%(e)	0.88%	0.88%	0.88%	0.86%	0.90%

Ratio of net investment income to average net assets(b)	1.86	%(e)	2.54%	1.90%	1.67%	1.65%	1.40%

Portfolio turnover rate(f)	14%		29%	40%	30%	9%	19%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Balanced Strategy Portfolio

	Class P Shares

	Six Months Ended June 30, 2025 (Unaudited)
			Year Ended December 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$12.04		$11.54	$10.49	$12.82	$12.64	$11.64

Net investment income(a)(b)	0.15		0.39	0.27	0.28	0.29	0.25

Net realized and unrealized gain (loss)	0.43		0.60	1.03	(2.04)	0.71	1.04

Total from investment operations	0.58		0.99	1.30	(1.76)	1.00	1.29

Distributions to shareholders from net investment income	(0.19)		(0.49)	(0.25)	(0.43)	(0.39)	(0.29)

Distributions to shareholders from net realized gains	—		—	—	(0.14)	(0.43)	—

Total distributions	(0.19)		(0.49)	(0.25)	(0.57)	(0.82)	(0.29)

Net asset value, end of period	$12.43		$12.04	$11.54	$10.49	$12.82	$12.64

Total return(c)	4.90%		8.62%	12.49%	(13.75)%	7.94%	11.15%

Net assets, end of period (in 000s)	$53,448		$49,844	$52,609	$59,472	$53,299	$41,545

Ratio of net expenses to average net assets(d)	0.18	%(e)	0.18%	0.18%	0.18%	0.18%	0.18%

Ratio of total expenses to average net assets(d)	0.28	%(e)	0.26%	0.26%	0.26%	0.24%	0.25%

Ratio of net investment income to average net assets(b)	2.48	%(e)	3.26%	2.50%	2.46%	2.24%	2.10%

Portfolio turnover rate(f)	14%		29%	40%	30%	9%	19%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Dynamic Global Equity Fund

	Class A Shares

	Six Months Ended June 30, 2025 (Unaudited)
			Year Ended December 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$21.39		$19.79	$17.31	$22.80	$21.36	$19.32

Net investment income(a)(b)	0.06		0.28	0.31	0.28	0.31	0.18

Net realized and unrealized gain (loss)	1.78		3.21	3.16	(4.67)	3.96	2.36

Total from investment operations	1.84		3.49	3.47	(4.39)	4.27	2.54

Distributions to shareholders from net investment income	—		(0.64)	(0.31)	(0.52)	(1.01)	(0.18)

Distributions to shareholders from net realized gains	—		(1.25)	(0.68)	(0.55)	(1.82)	(0.32)

Distributions to shareholders from return of capital	—		—	—	(0.03)	—	—

Total distributions	—		(1.89)	(0.99)	(1.10)	(2.83)	(0.50)

Net asset value, end of period	$23.23		$21.39	$19.79	$17.31	$22.80	$21.36

Total return(c)	8.60%		17.35%	20.22%	(19.31)%	20.07%	13.15%

Net assets, end of period (in 000s)	$171,054		$165,333	$155,912	$140,666	$185,213	$166,449

Ratio of net expenses to average net assets(d)	0.55	%(e)	0.55%	0.56%	0.56%	0.56%	0.57%

Ratio of total expenses to average net assets(d)	0.69	%(e)	0.67%	0.70%	0.70%	0.60%	0.64%

Ratio of net investment income to average net assets(b)	0.53	%(e)	1.27%	1.62%	1.42%	1.29%	0.98%

Portfolio turnover rate(f)	35%		11%	37%	12%	4%	12%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Dynamic Global Equity Fund

	Class C Shares

	Six Months Ended June 30, 2025 (Unaudited)
			Year Ended December 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$20.56		$19.09	$16.72	$22.04	$20.71	$18.74

Net investment income (loss)(a)(b)	(0.03)		0.12	0.15	0.11	0.10	0.02

Net realized and unrealized gain (loss)	1.71		3.07	3.06	(4.49)	3.86	2.28

Total from investment operations	1.68		3.19	3.21	(4.38)	3.96	2.30

Distributions to shareholders from net investment income	—		(0.47)	(0.16)	(0.37)	(0.81)	(0.01)

Distributions to shareholders from net realized gains	—		(1.25)	(0.68)	(0.55)	(1.82)	(0.32)

Distributions to shareholders from return of capital	—		—	—	(0.02)	—	—

Total distributions	—		(1.72)	(0.84)	(0.94)	(2.63)	(0.33)

Net asset value, end of period	$22.24		$20.56	$19.09	$16.72	$22.04	$20.71

Total return(c)	8.22%		16.43%	19.37%	(19.91)%	19.19%	12.29%

Net assets, end of period (in 000s)	$6,328		$6,317	$6,436	$6,659	$10,309	$13,716

Ratio of net expenses to average net assets(d)	1.30	%(e)	1.30%	1.31%	1.31%	1.31%	1.32%

Ratio of total expenses to average net assets(d)	1.44	%(e)	1.42%	1.45%	1.45%	1.35%	1.39%

Ratio of net investment income (loss) to average net assets(b)	(0.25	)%(e)	0.55%	0.81%	0.59%	0.45%	0.13%

Portfolio turnover rate(f)	35%		11%	37%	12%	4%	12%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Dynamic Global Equity Fund

	Institutional Shares

	Six Months Ended June 30, 2025 (Unaudited)
			Year Ended December 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$21.78		$20.12	$17.58	$23.13	$21.63	$19.55

Net investment income(a)(b)	0.10		0.36	0.38	0.35	0.39	0.23

Net realized and unrealized gain (loss)	1.82		3.27	3.22	(4.73)	4.03	2.42

Total from investment operations	1.92		3.63	3.60	(4.38)	4.42	2.65

Distributions to shareholders from net investment income	—		(0.72)	(0.38)	(0.58)	(1.10)	(0.25)

Distributions to shareholders from net realized gains	—		(1.25)	(0.68)	(0.55)	(1.82)	(0.32)

Distributions to shareholders from return of capital	—		—	—	(0.04)	—	—

Total distributions	—		(1.97)	(1.06)	(1.17)	(2.92)	(0.57)

Net asset value, end of period	$23.70		$21.78	$20.12	$17.58	$23.13	$21.63

Total return(c)	8.82%		17.75%	20.65%	(18.98)%	20.50%	13.56%

Net assets, end of period (in 000s)	$18,191		$16,971	$16,692	$14,970	$19,052	$14,179

Ratio of net expenses to average net assets(d)	0.19	%(e)	0.19%	0.20%	0.19%	0.19%	0.19%

Ratio of total expenses to average net assets(d)	0.33	%(e)	0.31%	0.33%	0.33%	0.24%	0.26%

Ratio of net investment income to average net assets(b)	0.90	%(e)	1.60%	1.99%	1.80%	1.62%	1.25%

Portfolio turnover rate(f)	35%		11%	37%	12%	4%	12%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Dynamic Global Equity Fund

	Service Shares

	Six Months Ended June 30, 2025 (Unaudited)
			Year Ended December 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$21.38		$19.79	$17.30	$22.78	$21.35	$19.30

Net investment income(a)(b)	0.04		0.24	0.27	0.25	0.29	0.15

Net realized and unrealized gain (loss)	1.78		3.21	3.18	(4.66)	3.94	2.37

Total from investment operations	1.82		3.45	3.45	(4.41)	4.23	2.52

Distributions to shareholders from net investment income	—		(0.61)	(0.28)	(0.52)	(0.98)	(0.15)

Distributions to shareholders from net realized gains	—		(1.25)	(0.68)	(0.55)	(1.82)	(0.32)

Total distributions	—		(1.86)	(0.96)	(1.07)	(2.80)	(0.47)

Net asset value, end of period	$23.20		$21.38	$19.79	$17.30	$22.78	$21.35

Total return(c)	8.51%		17.14%	20.09%	(19.39)%	19.90%	13.04%

Net assets, end of period (in 000s)	$209		$266	$252	$244	$310	$269

Ratio of net expenses to average net assets(d)	0.69	%(e)	0.69%	0.70%	0.69%	0.69%	0.69%

Ratio of total expenses to average net assets(d)	0.83	%(e)	0.81%	0.83%	0.83%	0.74%	0.76%

Ratio of net investment income to average net assets(b)	0.38	%(e)	1.12%	1.45%	1.30%	1.21%	0.79%

Portfolio turnover rate(f)	35%		11%	37%	12%	4%	12%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Dynamic Global Equity Fund

	Investor Shares

	Six Months Ended
	June 30, 2025		Year Ended December 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$20.96		$19.43	$17.01	$22.43	$21.05	$19.04

Net investment income(a)(b)	0.09		0.31	0.35	0.33	0.38	0.23

Net realized and unrealized gain (loss)	1.75		3.16	3.11	(4.60)	3.89	2.33

Total from investment operations	1.84		3.47	3.46	(4.27)	4.27	2.56

Distributions to shareholders from net investment income	—		(0.69)	(0.36)	(0.56)	(1.07)	(0.23)

Distributions to shareholders from net realized gains	—		(1.25)	(0.68)	(0.55)	(1.82)	(0.32)

Distributions to shareholders from return of capital	—		—	—	(0.04)	—	—

Total distributions	—		(1.94)	(1.04)	(1.15)	(2.89)	(0.55)

Net asset value, end of period	$22.80		$20.96	$19.43	$17.01	$22.43	$21.05

Total return(c)	8.73%		17.63%	20.52%	(19.08)%	20.36%	13.44%

Net assets, end of period (in 000s)	$8,060		$5,931	$5,682	$4,888	$5,797	$4,908

Ratio of net expenses to average net assets(d)	0.30	%(e)	0.30%	0.31%	0.31%	0.31%	0.32%

Ratio of total expenses to average net assets(d)	0.44	%(e)	0.42%	0.45%	0.45%	0.35%	0.39%

Ratio of net investment income to average net assets(b)	0.86	%(e)	1.45%	1.90%	1.72%	1.61%	1.24%

Portfolio turnover rate(f)	35%		11%	37%	12%	4%	12%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Dynamic Global Equity Fund

	Class R6 Shares

	Six Months Ended
	June 30, 2025		Year Ended December 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$21.85		$20.18	$17.63	$23.14	$21.63	$19.55

Net investment income(a)(b)	0.07		0.35	0.39	0.01	0.40	0.25

Net realized and unrealized gain (loss)	1.85		3.29	3.22	(4.39)	4.03	2.40

Total from investment operations	1.92		3.64	3.61	(4.38)	4.43	2.65

Distributions to shareholders from net investment income	—		(0.72)	(0.38)	(0.54)	(1.10)	(0.25)

Distributions to shareholders from net realized gains	—		(1.25)	(0.68)	(0.55)	(1.82)	(0.32)

Distributions to shareholders from return of capital	—		—	—	(0.04)	—	—

Total distributions	—		(1.97)	(1.06)	(1.13)	(2.92)	(0.57)

Net asset value, end of period	$23.77		$21.85	$20.18	$17.63	$23.14	$21.63

Total return(c)	8.79%		17.76%	20.66%	(18.99)%	20.55%	13.57%

Net assets, end of period (in 000s)	$1,432		$3,808	$4,139	$2,980	$544,796	$490,832

Ratio of net expenses to average net assets(d)	0.18	%(e)	0.18%	0.19%	0.18%	0.18%	0.18%

Ratio of total expenses to average net assets(d)	0.32	%(e)	0.30%	0.32%	0.23%	0.23%	0.25%

Ratio of net investment income to average net assets(b)	0.60	%(e)	1.59%	2.00%	0.04%	1.66%	1.36%

Portfolio turnover rate(f)	35%		11%	37%	12%	4%	12%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Dynamic Global Equity Fund

	Class R Shares

	Six Months Ended
	June 30, 2025		Year Ended December 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$21.10		$19.56	$17.12	$22.56	$21.17	$19.15

Net investment income(a)(b)	0.03		0.22	0.26	0.23	0.23	0.13

Net realized and unrealized gain (loss)	1.76		3.16	3.13	(4.61)	3.94	2.34

Total from investment operations	1.79		3.38	3.39	(4.38)	4.17	2.47

Distributions to shareholders from net investment income	—		(0.59)	(0.27)	(0.48)	(0.96)	(0.13)

Distributions to shareholders from net realized gains	—		(1.25)	(0.68)	(0.55)	(1.82)	(0.32)

Distributions to shareholders from return of capital	—		—	—	(0.03)	—	—

Total distributions	—		(1.84)	(0.95)	(1.06)	(2.78)	(0.45)

Net asset value, end of period	$22.89		$21.10	$19.56	$17.12	$22.56	$21.17

Total return(c)	8.48%		16.99%	19.95%	(19.49)%	19.76%	12.88%

Net assets, end of period (in 000s)	$6,387		$6,436	$5,887	$5,292	$6,611	$5,700

Ratio of net expenses to average net assets(d)	0.80	%(e)	0.80%	0.81%	0.81%	0.81%	0.82%

Ratio of total expenses to average net assets(d)	0.94	%(e)	0.92%	0.95%	0.95%	0.85%	0.89%

Ratio of net investment income to average net assets(b)	0.29	%(e)	1.02%	1.38%	1.19%	0.97%	0.70%

Portfolio turnover rate(f)	35%		11%	37%	12%	4%	12%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Dynamic Global Equity Fund

	Class P Shares

	Six Months Ended
	June 30, 2025		Year Ended December 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$21.80		$20.14	$17.59	$23.15	$21.64	$19.56

Net investment income(a)(b)	0.10		0.37	0.39	0.35	0.40	0.26

Net realized and unrealized gain (loss)	1.82		3.26	3.22	(4.74)	4.03	2.39

Total from investment operations	1.92		3.63	3.61	(4.39)	4.43	2.65

Distributions to shareholders from net investment income	—		(0.72)	(0.38)	(0.58)	(1.10)	(0.25)

Distributions to shareholders from net realized gains	—		(1.25)	(0.68)	(0.55)	(1.82)	(0.32)

Distributions to shareholders from return of capital	—		—	—	(0.04)	—	—

Total distributions	—		(1.97)	(1.06)	(1.17)	(2.92)	(0.57)

Net asset value, end of period	$23.72		$21.80	$20.14	$17.59	$23.15	$21.64

Total return(c)	8.81%		17.75%	20.71%	(19.00)%	20.54%	13.57%

Net assets, end of period (in 000s)	$197,831		$172,219	$133,081	$117,502	$160,360	$130,610

Ratio of net expenses to average net assets(d)	0.18	%(e)	0.18%	0.19%	0.18%	0.18%	0.18%

Ratio of total expenses to average net assets(d)	0.32	%(e)	0.30%	0.32%	0.32%	0.23%	0.25%

Ratio of net investment income to average net assets(b)	0.92	%(e)	1.67%	2.01%	1.78%	1.64%	1.37%

Portfolio turnover rate(f)	35%		11%	37%	12%	4%	12%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Growth and Income Strategy Portfolio

	Class A Shares

	Six Months Ended
	June 30, 2025		Year Ended December 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$15.43		$14.77	$13.10	$16.35	$15.51	$14.26

Net investment income(a)(b)	0.12		0.34	0.26	0.28	0.36	0.20

Net realized and unrealized gain (loss)	0.91		1.32	1.65	(2.80)	1.53	1.54

Total from investment operations	1.03		1.66	1.91	(2.52)	1.89	1.74

Distributions to shareholders from net investment income	(0.17)		(0.54)	(0.24)	(0.50)	(0.53)	(0.23)

Distributions to shareholders from net realized gains	—		(0.46)	—	(0.23)	(0.52)	(0.26)

Total distributions	(0.17)		(1.00)	(0.24)	(0.73)	(1.05)	(0.49)

Net asset value, end of period	$16.29		$15.43	$14.77	$13.10	$16.35	$15.51

Total return(c)	6.74%		11.14%	14.70%	(15.50)%	12.27%	12.29%

Net assets, end of period (in 000s)	$244,772		$242,783	$242,239	$228,850	$297,996	$293,868

Ratio of net expenses to average net assets(d)	0.55	%(e)	0.55%	0.56%	0.56%	0.56%	0.57%

Ratio of total expenses to average net assets(d)	0.61	%(e)	0.60%	0.61%	0.61%	0.59%	0.62%

Ratio of net investment income to average net assets(b)	1.57	%(e)	2.17%	1.85%	1.94%	2.15%	1.38%

Portfolio turnover rate(f)	12%		32%	48%	29%	8%	13%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Growth and Income Strategy Portfolio

	Class C Shares

	Six Months Ended
	June 30, 2025		Year Ended December 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$14.93		$14.32	$12.70	$15.88	$15.12	$13.92

Net investment income(a)(b)	0.06		0.22	0.14	0.15	0.20	0.06

Net realized and unrealized gain (loss)	0.88		1.27	1.61	(2.71)	1.53	1.53

Total from investment operations	0.94		1.49	1.75	(2.56)	1.73	1.59

Distributions to shareholders from net investment income	(0.12)		(0.42)	(0.13)	(0.39)	(0.45)	(0.13)

Distributions to shareholders from net realized gains	—		(0.46)	—	(0.23)	(0.52)	(0.26)

Total distributions	(0.12)		(0.88)	(0.13)	(0.62)	(0.97)	(0.39)

Net asset value, end of period	$15.75		$14.93	$14.32	$12.70	$15.88	$15.12

Total return(c)	6.30%		10.31%	13.88%	(16.16)%	11.44%	11.44%

Net assets, end of period (in 000s)	$4,763		$5,168	$5,857	$6,766	$10,130	$13,454

Ratio of net expenses to average net assets(d)	1.30	%(e)	1.30%	1.31%	1.31%	1.31%	1.32%

Ratio of total expenses to average net assets(d)	1.36	%(e)	1.35%	1.36%	1.36%	1.34%	1.37%

Ratio of net investment income to average net assets(b)	0.79	%(e)	1.43%	1.04%	1.08%	1.23%	0.45%

Portfolio turnover rate(f)	12%		32%	48%	29%	8%	13%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Growth and Income Strategy Portfolio

	Institutional Shares

	Six Months Ended
	June 30, 2025		Year Ended December 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$15.49		$14.82	$13.14	$16.40	$15.56	$14.31

Net investment income(a)(b)	0.15		0.40	0.31	0.33	0.44	0.25

Net realized and unrealized gain (loss)	0.91		1.32	1.66	(2.81)	1.52	1.54

Total from investment operations	1.06		1.72	1.97	(2.48)	1.96	1.79

Distributions to shareholders from net investment income	(0.20)		(0.59)	(0.29)	(0.55)	(0.60)	(0.28)

Distributions to shareholders from net realized gains	—		(0.46)	—	(0.23)	(0.52)	(0.26)

Total distributions	(0.20)		(1.05)	(0.29)	(0.78)	(1.12)	(0.54)

Net asset value, end of period	$16.35		$15.49	$14.82	$13.14	$16.40	$15.56

Total return(c)	6.90%		11.56%	15.14%	(15.19)%	12.64%	12.68%

Net assets, end of period (in 000s)	$422,155		$403,567	$333,697	$331,731	$443,099	$364,206

Ratio of net expenses to average net assets(d)	0.19	%(e)	0.19%	0.20%	0.19%	0.19%	0.19%

Ratio of total expenses to average net assets(d)	0.25	%(e)	0.24%	0.24%	0.24%	0.23%	0.24%

Ratio of net investment income to average net assets(b)	1.93	%(e)	2.51%	2.20%	2.29%	2.65%	1.77%

Portfolio turnover rate(f)	12%		32%	48%	29%	8%	13%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Growth and Income Strategy Portfolio

	Service Shares

	Six Months Ended
	June 30, 2025		Year Ended December 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$15.39		$14.73	$13.06	$16.30	$15.48	$14.23

Net investment income(a)(b)	0.11		0.32	0.23	0.25	0.34	0.16

Net realized and unrealized gain (loss)	0.90		1.32	1.66	(2.78)	1.51	1.56

Total from investment operations	1.01		1.64	1.89	(2.53)	1.85	1.72

Distributions to shareholders from net investment income	(0.16)		(0.52)	(0.22)	(0.48)	(0.51)	(0.21)

Distributions to shareholders from net realized gains	—		(0.46)	—	(0.23)	(0.52)	(0.26)

Total distributions	(0.16)		(0.98)	(0.22)	(0.71)	(1.03)	(0.47)

Net asset value, end of period	$16.24		$15.39	$14.73	$13.06	$16.30	$15.48

Total return(c)	6.63%		11.02%	14.58%	(15.61)%	12.03%	12.18%

Net assets, end of period (in 000s)	$1,945		$1,896	$1,723	$1,851	$2,755	$2,669

Ratio of net expenses to average net assets(d)	0.69	%(e)	0.69%	0.70%	0.69%	0.69%	0.69%

Ratio of total expenses to average net assets(d)	0.75	%(e)	0.74%	0.74%	0.74%	0.73%	0.74%

Ratio of net investment income to average net assets(b)	1.43	%(e)	2.05%	1.69%	1.75%	2.07%	1.17%

Portfolio turnover rate(f)	12%		32%	48%	29%	8%	13%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Growth and Income Strategy Portfolio

	Investor Shares

	Six Months Ended
	June 30, 2025		Year Ended December 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$15.33		$14.68	$13.02	$16.26	$15.44	$14.19

Net investment income(a)(b)	0.15		0.35	0.32	0.32	0.41	0.23

Net realized and unrealized gain (loss)	0.89		1.33	1.62	(2.80)	1.51	1.54

Total from investment operations	1.04		1.68	1.94	(2.48)	1.92	1.77

Distributions to shareholders from net investment income	(0.19)		(0.57)	(0.28)	(0.53)	(0.58)	(0.26)

Distributions to shareholders from net realized gains	—		(0.46)	—	(0.23)	(0.52)	(0.26)

Total distributions	(0.19)		(1.03)	(0.28)	(0.76)	(1.10)	(0.52)

Net asset value, end of period	$16.18		$15.33	$14.68	$13.02	$16.26	$15.44

Total return(c)	6.86%		11.40%	15.01%	(15.30)%	12.48%	12.64%

Net assets, end of period (in 000s)	$12,785		$8,412	$13,017	$7,459	$8,948	$7,997

Ratio of net expenses to average net assets(d)	0.30	%(e)	0.30%	0.31%	0.31%	0.31%	0.32%

Ratio of total expenses to average net assets(d)	0.36	%(e)	0.35%	0.36%	0.36%	0.34%	0.37%

Ratio of net investment income to average net assets(b)	1.92	%(e)	2.25%	2.28%	2.24%	2.50%	1.64%

Portfolio turnover rate(f)	12%		32%	48%	29%	8%	13%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Growth and Income Strategy Portfolio

	Class R6 Shares

	Six Months Ended
	June 30, 2025		Year Ended December 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$15.48		$14.81	$13.14	$16.40	$15.55	$14.30

Net investment income(a)(b)	0.15		0.42	0.31	0.43	0.32	0.22

Net realized and unrealized gain (loss)	0.91		1.31	1.65	(2.91)	1.64	1.57

Total from investment operations	1.06		1.73	1.96	(2.48)	1.96	1.79

Distributions to shareholders from net investment income	(0.20)		(0.60)	(0.29)	(0.55)	(0.59)	(0.28)

Distributions to shareholders from net realized gains	—		(0.46)	—	(0.23)	(0.52)	(0.26)

Total distributions	(0.20)		(1.06)	(0.29)	(0.78)	(1.11)	(0.54)

Net asset value, end of period	$16.34		$15.48	$14.81	$13.14	$16.40	$15.55

Total return(c)	6.91%		11.58%	15.08%	(15.17)%	12.69%	12.70%

Net assets, end of period (in 000s)	$2,392		$2,645	$2,201	$2,162	$923	$4,694

Ratio of net expenses to average net assets(d)	0.18	%(e)	0.18%	0.19%	0.18%	0.18%	0.18%

Ratio of total expenses to average net assets(d)	0.24	%(e)	0.23%	0.23%	0.23%	0.22%	0.23%

Ratio of net investment income to average net assets(b)	1.91	%(e)	2.69%	2.23%	3.02%	1.94%	1.59%

Portfolio turnover rate(f)	12%		32%	48%	29%	8%	13%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Growth and Income Strategy Portfolio

	Class R Shares

	Six Months Ended
	June 30, 2025		Year Ended December 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$15.27		$14.62	$12.97	$16.20	$15.39	$14.15

Net investment income(a)(b)	0.10		0.30	0.21	0.25	0.31	0.16

Net realized and unrealized gain (loss)	0.89		1.31	1.64	(2.79)	1.52	1.53

Total from investment operations	0.99		1.61	1.85	(2.54)	1.83	1.69

Distributions to shareholders from net investment income	(0.15)		(0.50)	(0.20)	(0.46)	(0.50)	(0.19)

Distributions to shareholders from net realized gains	—		(0.46)	—	(0.23)	(0.52)	(0.26)

Total distributions	(0.15)		(0.96)	(0.20)	(0.69)	(1.02)	(0.45)

Net asset value, end of period	$16.11		$15.27	$14.62	$12.97	$16.20	$15.39

Total return(c)	6.56%		10.92%	14.39%	(15.73)%	11.94%	12.05%

Net assets, end of period (in 000s)	$4,470		$4,259	$4,230	$4,346	$5,579	$5,270

Ratio of net expenses to average net assets(d)	0.80	%(e)	0.80%	0.81%	0.81%	0.81%	0.82%

Ratio of total expenses to average net assets(d)	0.86	%(e)	0.85%	0.86%	0.86%	0.84%	0.87%

Ratio of net investment income to average net assets(b)	1.33	%(e)	1.92%	1.57%	1.75%	1.87%	1.15%

Portfolio turnover rate(f)	12%		32%	48%	29%	8%	13%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Growth and Income Strategy Portfolio

	Class P Shares

	Six Months Ended
	June 30, 2025		Year Ended December 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$15.48		$14.81	$13.13	$16.39	$15.55	$14.30

Net investment income(a)(b)	0.15		0.41	0.31	0.34	0.44	0.26

Net realized and unrealized gain (loss)	0.91		1.32	1.66	(2.82)	1.52	1.53

Total from investment operations	1.06		1.73	1.97	(2.48)	1.96	1.79

Distributions to shareholders from net investment income	(0.20)		(0.60)	(0.29)	(0.55)	(0.60)	(0.28)

Distributions to shareholders from net realized gains	—		(0.46)	—	(0.23)	(0.52)	(0.26)

Total distributions	(0.20)		(1.06)	(0.29)	(0.78)	(1.12)	(0.54)

Net asset value, end of period	$16.34		$15.48	$14.81	$13.13	$16.39	$15.55

Total return(c)	6.91%		11.58%	15.17%	(15.19)%	12.66%	12.70%

Net assets, end of period (in 000s)	$278,907		$261,073	$238,157	$218,480	$260,202	$228,953

Ratio of net expenses to average net assets(d)	0.18	%(e)	0.18%	0.19%	0.18%	0.18%	0.18%

Ratio of total expenses to average net assets(d)	0.24	%(e)	0.23%	0.23%	0.23%	0.22%	0.23%

Ratio of net investment income to average net assets(b)	1.95	%(e)	2.57%	2.23%	2.38%	2.62%	1.80%

Portfolio turnover rate(f)	12%		32%	48%	29%	8%	13%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Growth Strategy Portfolio

	Class A Shares

	Six Months Ended
	June 30, 2025		Year Ended December 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$18.99		$17.87	$15.44	$19.62	$17.88	$16.18

Net investment income(a)(b)	0.10		0.29	0.26	0.32	0.47	0.19

Net realized and unrealized gain (loss)	1.41		2.26	2.42	(3.68)	2.49	2.07

Total from investment operations	1.51		2.55	2.68	(3.36)	2.96	2.26

Distributions to shareholders from net investment income	—		(0.62)	(0.25)	(0.56)	(0.70)	(0.21)

Distributions to shareholders from net realized gains	—		(0.81)	—	(0.26)	(0.52)	(0.35)

Total distributions	—		(1.43)	(0.25)	(0.82)	(1.22)	(0.56)

Net asset value, end of period	$20.50		$18.99	$17.87	$15.44	$19.62	$17.88

Total return(c)	7.95%		14.11%	17.33%	(17.14)%	16.54%	13.96%

Net assets, end of period (in 000s)	$348,486		$338,759	$325,376	$297,896	$387,436	$353,363

Ratio of net expenses to average net assets(d)	0.55	%(e)	0.55%	0.56%	0.56%	0.56%	0.57%

Ratio of total expenses to average net assets(d)	0.61	%(e)	0.60%	0.61%	0.61%	0.60%	0.64%

Ratio of net investment income to average net assets(b)	1.07	%(e)	1.47%	1.54%	1.87%	2.40%	1.18%

Portfolio turnover rate(f)	9%		35%	67%	27%	5%	8%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Growth Strategy Portfolio

	Class C Shares

	Six Months Ended
	June 30, 2025		Year Ended December 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$19.58		$18.38	$15.85	$20.09	$18.27	$16.51

Net investment income(a)(b)	0.03		0.15	0.12	0.18	0.29	0.05

Net realized and unrealized gain (loss)	1.44		2.32	2.49	(3.74)	2.57	2.11

Total from investment operations	1.47		2.47	2.61	(3.56)	2.86	2.16

Distributions to shareholders from net investment income	—		(0.46)	(0.08)	(0.42)	(0.52)	(0.05)

Distributions to shareholders from net realized gains	—		(0.81)	—	(0.26)	(0.52)	(0.35)

Total distributions	—		(1.27)	(0.08)	(0.68)	(1.04)	(0.40)

Net asset value, end of period	$21.05		$19.58	$18.38	$15.85	$20.09	$18.27

Total return(c)	7.51%		13.27%	16.47%	(17.76)%	15.67%	13.10%

Net assets, end of period (in 000s)	$11,960		$12,621	$12,068	$13,496	$19,334	$22,590

Ratio of net expenses to average net assets(d)	1.30	%(e)	1.30%	1.31%	1.31%	1.31%	1.32%

Ratio of total expenses to average net assets(d)	1.36	%(e)	1.35%	1.36%	1.36%	1.35%	1.39%

Ratio of net investment income to average net assets(b)	0.28	%(e)	0.74%	0.71%	1.03%	1.44%	0.28%

Portfolio turnover rate(f)	9%		35%	67%	27%	5%	8%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Growth Strategy Portfolio

	Institutional Shares

	Six Months Ended
	June 30, 2025		Year Ended December 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$18.98		$17.86	$15.42	$19.61	$17.86	$16.17

Net investment income(a)(b)	0.13		0.37	0.32	0.38	0.57	0.25

Net realized and unrealized gain (loss)	1.41		2.25	2.43	(3.68)	2.47	2.06

Total from investment operations	1.54		2.62	2.75	(3.30)	3.04	2.31

Distributions to shareholders from net investment income	—		(0.69)	(0.31)	(0.63)	(0.77)	(0.27)

Distributions to shareholders from net realized gains	—		(0.81)	—	(0.26)	(0.52)	(0.35)

Total distributions	—		(1.50)	(0.31)	(0.89)	(1.29)	(0.62)

Net asset value, end of period	$20.52		$18.98	$17.86	$15.42	$19.61	$17.86

Total return(c)	8.11%		14.52%	17.83%	(16.87)%	17.03%	14.29%

Net assets, end of period (in 000s)	$271,814		$278,471	$211,831	$195,963	$249,377	$169,166

Ratio of net expenses to average net assets(d)	0.19	%(e)	0.19%	0.20%	0.19%	0.19%	0.19%

Ratio of total expenses to average net assets(d)	0.25	%(e)	0.24%	0.25%	0.24%	0.23%	0.26%

Ratio of net investment income to average net assets(b)	1.41	%(e)	1.89%	1.91%	2.24%	2.88%	1.58%

Portfolio turnover rate(f)	9%		35%	67%	27%	5%	8%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Growth Strategy Portfolio

	Service Shares

	Six Months Ended
	June 30, 2025		Year Ended December 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$18.94		$17.82	$15.39	$19.56	$17.83	$16.13

Net investment income(a)(b)	0.09		0.24	0.23	0.29	0.46	0.15

Net realized and unrealized gain (loss)	1.40		2.27	2.42	(3.66)	2.46	2.08

Total from investment operations	1.49		2.51	2.65	(3.37)	2.92	2.23

Distributions to shareholders from net investment income	—		(0.58)	(0.22)	(0.54)	(0.67)	(0.18)

Distributions to shareholders from net realized gains	—		(0.81)	—	(0.26)	(0.52)	(0.35)

Total distributions	—		(1.39)	(0.22)	(0.80)	(1.19)	(0.53)

Net asset value, end of period	$20.43		$18.94	$17.82	$15.39	$19.56	$17.83

Total return(c)	7.87%		13.92%	17.23%	(17.27)%	16.41%	13.81%

Net assets, end of period (in 000s)	$1,946		$1,923	$2,277	$1,764	$2,413	$2,120

Ratio of net expenses to average net assets(d)	0.69	%(e)	0.69%	0.70%	0.69%	0.69%	0.69%

Ratio of total expenses to average net assets(d)	0.75	%(e)	0.74%	0.75%	0.74%	0.73%	0.76%

Ratio of net investment income to average net assets(b)	0.92	%(e)	1.27%	1.41%	1.70%	2.36%	0.94%

Portfolio turnover rate(f)	9%		35%	67%	27%	5%	8%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Growth Strategy Portfolio

	Investor Shares

	Six Months Ended
	June 30, 2025		Year Ended December 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$18.66		$17.58	$15.18	$19.29	$17.60	$15.93

Net investment income(a)(b)	0.13		0.31	0.28	0.34	0.75	0.22

Net realized and unrealized gain (loss)	1.37		2.25	2.40	(3.60)	2.21	2.05

Total from investment operations	1.50		2.56	2.68	(3.26)	2.96	2.27

Distributions to shareholders from net investment income	—		(0.67)	(0.28)	(0.59)	(0.75)	(0.25)

Distributions to shareholders from net realized gains	—		(0.81)	—	(0.26)	(0.52)	(0.35)

Total distributions	—		(1.48)	(0.28)	(0.85)	(1.27)	(0.60)

Net asset value, end of period	$20.16		$18.66	$17.58	$15.18	$19.29	$17.60

Total return(c)	8.04%		14.40%	17.67%	(16.92)%	16.86%	14.24%

Net assets, end of period (in 000s)	$10,952		$9,643	$12,556	$10,006	$13,836	$7,004

Ratio of net expenses to average net assets(d)	0.30	%(e)	0.30%	0.31%	0.31%	0.31%	0.32%

Ratio of total expenses to average net assets(d)	0.36	%(e)	0.35%	0.36%	0.36%	0.35%	0.39%

Ratio of net investment income to average net assets(b)	1.34	%(e)	1.65%	1.73%	2.02%	3.83%	1.38%

Portfolio turnover rate(f)	9%		35%	67%	27%	5%	8%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Growth Strategy Portfolio

	Class R6 Shares

	Six Months Ended
	June 30, 2025		Year Ended December 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$18.98		$17.87	$15.43	$19.62	$17.87	$16.17

Net investment income(a)(b)	0.14		0.37	0.32	0.42	0.55	0.21

Net realized and unrealized gain (loss)	1.41		2.25	2.43	(3.72)	2.49	2.11

Total from investment operations	1.55		2.62	2.75	(3.30)	3.04	2.32

Distributions to shareholders from net investment income	—		(0.70)	(0.31)	(0.63)	(0.77)	(0.27)

Distributions to shareholders from net realized gains	—		(0.81)	—	(0.26)	(0.52)	(0.35)

Total distributions	—		(1.51)	(0.31)	(0.89)	(1.29)	(0.62)

Net asset value, end of period	$20.53		$18.98	$17.87	$15.43	$19.62	$17.87

Total return(c)	8.11%		14.59%	17.76%	(16.85)%	17.02%	14.35%

Net assets, end of period (in 000s)	$10,987		$10,009	$8,211	$7,255	$6,263	$6,792

Ratio of net expenses to average net assets(d)	0.18	%(e)	0.18%	0.19%	0.18%	0.18%	0.18%

Ratio of total expenses to average net assets(d)	0.24	%(e)	0.23%	0.24%	0.24%	0.22%	0.25%

Ratio of net investment income to average net assets(b)	1.45	%(e)	1.87%	1.92%	2.48%	2.79%	1.31%

Portfolio turnover rate(f)	9%		35%	67%	27%	5%	8%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Growth Strategy Portfolio

	Class R Shares

	Six Months Ended
	June 30, 2025		Year Ended December 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$18.30		$17.27	$14.93	$19.01	$17.36	$15.74

Net investment income(a)(b)	0.08		0.24	0.21	0.26	0.44	0.15

Net realized and unrealized gain (loss)	1.34		2.18	2.34	(3.56)	2.39	1.99

Total from investment operations	1.42		2.42	2.55	(3.30)	2.83	2.14

Distributions to shareholders from net investment income	—		(0.58)	(0.21)	(0.52)	(0.66)	(0.17)

Distributions to shareholders from net realized gains	—		(0.81)	—	(0.26)	(0.52)	(0.35)

Total distributions	—		(1.39)	(0.21)	(0.78)	(1.18)	(0.52)

Net asset value, end of period	$19.72		$18.30	$17.27	$14.93	$19.01	$17.36

Total return(c)	7.76%		13.85%	17.07%	(17.38)%	16.31%	13.61%

Net assets, end of period (in 000s)	$7,774		$7,202	$6,350	$5,492	$7,788	$6,353

Ratio of net expenses to average net assets(d)	0.80	%(e)	0.80%	0.81%	0.81%	0.81%	0.82%

Ratio of total expenses to average net assets(d)	0.86	%(e)	0.85%	0.86%	0.86%	0.85%	0.89%

Ratio of net investment income to average net assets(b)	0.83	%(e)	1.26%	1.31%	1.58%	2.31%	0.94%

Portfolio turnover rate(f)	9%		35%	67%	27%	5%	8%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Growth Strategy Portfolio

	Class P Shares

	Six Months Ended
	June 30, 2025		Year Ended December 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$18.99		$17.87	$15.43	$19.62	$17.87	$16.17

Net investment income(a)(b)	0.14		0.36	0.32	0.39	0.59	0.26

Net realized and unrealized gain (loss)	1.40		2.27	2.43	(3.69)	2.45	2.06

Total from investment operations	1.54		2.63	2.75	(3.30)	3.04	2.32

Distributions to shareholders from net investment income	—		(0.70)	(0.31)	(0.63)	(0.77)	(0.27)

Distributions to shareholders from net realized gains	—		(0.81)	—	(0.26)	(0.52)	(0.35)

Total distributions	—		(1.51)	(0.31)	(0.89)	(1.29)	(0.62)

Net asset value, end of period	$20.53		$18.99	$17.87	$15.43	$19.62	$17.87

Total return(c)	8.11%		14.52%	17.83%	(16.85)%	17.03%	14.36%

Net assets, end of period (in 000s)	$339,400		$312,750	$270,227	$230,411	$277,169	$207,786

Ratio of net expenses to average net assets(d)	0.18	%(e)	0.18%	0.19%	0.18%	0.18%	0.18%

Ratio of total expenses to average net assets(d)	0.24	%(e)	0.23%	0.24%	0.23%	0.22%	0.25%

Ratio of net investment income to average net assets(b)	1.45	%(e)	1.86%	1.93%	2.26%	2.98%	1.62%

Portfolio turnover rate(f)	9%		35%	67%	27%	5%	8%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Notes to Financial Statements June 30, 2025 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Fund/Portfolios” or individually a “Fund/Portfolio”), along with their corresponding share classes and respective diversification status under the Act:

Portfolio	Share Classes Offered	Diversified/ Non-diversified

Fund/Portfolios	A, C, Institutional, Service, Investor, R6, R, P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund/Portfolios pursuant to a management agreement (the “Agreement”) with the Trust.

The Goldman Sachs Balanced Strategy Portfolio, Goldman Sachs Growth and Income Strategy Portfolio and Goldman Sachs Growth Strategy Portfolio are expected to invest primarily in a combination of domestic and international equity and fixed income underlying funds that currently exist or that may become available for investment in the future for which GSAM or an affiliate now or in the future acts as investment adviser or principal underwriter without considering or canvassing the universe of unaffiliated funds available, and may also invest in unaffiliated exchange-traded funds (“ETFs”) (collectively, the “Underlying Funds”). The Dynamic Global Equity Fund is expected to invest in a diversified portfolio of global equity asset classes. Such investments may include Underlying Funds, futures, forwards, options, swaps and other instruments with similar economic exposures.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund/Portfolio is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The valuation policy of the Fund/Portfolios and Underlying Funds is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Fund/Portfolios may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Income distributions are recognized as capital gains or income in the financial statements in accordance with the character that is distributed.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date.

69

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund/Portfolio are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund/Portfolio are charged to that Fund/Portfolio, while such expenses incurred by the Trust are allocated across the applicable Fund/Portfolios on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

Expenses included in the accompanying financial statements reflect the expenses of each Fund/Portfolio and do not include any expenses associated with the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Fund/Portfolios may own different proportions of the Underlying Funds at different times, the amount of fees and expenses incurred indirectly by each Fund/Portfolio will vary.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s/Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund/Portfolio is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Portfolio	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid

Balanced Strategy Portfolio, Growth and Income Strategy Portfolio	Quarterly	Annually

Dynamic Global Equity Fund, Growth Strategy Portfolio	Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s/Portfolio’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Fund’s/Portfolios’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of the Fund/Portfolios are maintained in U. S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F. In-Kind Transactions — The Fund/Portfolios may allow investors, under certain circumstances, to purchase shares with securities instead of cash. In addition, the Trust reserves the right to redeem an investor’s shares by distributing securities instead of cash. These are known as in-kind transactions. Securities included as part of in-kind purchases and redemptions of Fund/Portfolio shares are valued in the same manner as they are valued for purposes of computing a Fund’s/Portfolio’s NAV, in accordance with each Fund’s/Portfolio’s Valuation Procedures, and such valuations are as of the date the trade is submitted pursuant to the procedures specified in the Fund’s/Portfolio’s prospectus.

70

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

G. Segment Reporting — The Fund/Portfolios follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund/Portfolio operates in one segment. The segment derives its revenues from Fund/Portfolio investments made in accordance with the defined investment strategy of the Fund/Portfolios, as prescribed in the Fund’s/Portfolios’ prospectuses. The Chief Operating Decision Maker (“CODM”) is the Investment Adviser. The CODM monitors and actively manages the operating results of each Fund/Portfolio. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Fund’s/ Portfolios’ single segment is consistent with that presented within the Fund’s/Portfolios’ financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s/Portfolio’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund/Portfolios, including investments for which market quotations are not readily available. With respect to the Fund’s/Portfolios’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s/Portfolios’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds (including Money Market Funds) — Underlying Funds include ETFs and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Fund/Portfolios invest in Underlying Funds that fluctuate in value, the Fund’s/Portfolios’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

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Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund/Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund/Portfolio and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund/Portfolio, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Fund/Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund/Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund/Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund/Portfolio writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund/Portfolio, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund/Portfolio and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund/Portfolio and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund/Portfolio is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Portfolio’s investment in credit default swaps may involve greater risks than if the Portfolio had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Portfolio buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Portfolio, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Portfolio may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Portfolio generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Portfolio sells protection through a credit default swap, a Portfolio could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Portfolio, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Portfolio may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Portfolio is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Portfolio bought credit protection.

A total return swap is an agreement that gives a Portfolio the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices, or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Portfolio may also be required to pay the dollar value of that decline to the counterparty.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s/Portfolios’ investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of

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Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s/Portfolios’ NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Fund’s/Portfolios’ investments and derivatives classified in the fair value hierarchy as of June 30, 2025:

BALANCED STRATEGY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets

Underlying Funds	$529,670,636	$—	$—

Investment Company	9,247,541	—	—

Total	$538,918,177	$—	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$58,362	$—

Futures Contracts(a)	868,519	—	—

Interest Rate Swap Contracts(a)	—	32,127	—

Purchased Option Contracts	2,522,998	366,963	—

Total	$3,391,517	$457,452	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(533,612)	$—

Futures Contracts(a)	(18,626)	—	—

Credit Default Swap Contracts(a)	—	(78,357)	—

Total Return Swap Contracts(a)	—	(537)	—

Written Option Contracts	(55,299)	(66,700)	—

Total	$(73,925)	$(679,206)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

DYNAMIC GLOBAL EQUITY FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Underlying Funds	$374,956,323	$—	$—

Investment Company	17,442,152	—	—

Total	$392,398,475	$—	$—

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

DYNAMIC GLOBAL EQUITY FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$22,410	$—

Futures Contracts(a)	1,222,698	—	—

Purchased Option Contracts	2,892,205	311,307	—

Total	$4,114,903	$333,717	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(200,578)	$—

Futures Contracts(a)	(11,219)	—	—

Written Option Contracts	(58,245)	(21,099)	—

Total	$(69,464)	$(221,677)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GROWTH AND INCOME STRATEGY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets

Underlying Funds	$919,894,383	$—	$—

Investment Company	12,522,484	—	—

Total	$932,416,867	$—	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$95,424	$—

Futures Contracts(a)	1,502,101	—	—

Interest Rate Swap Contracts(a)	—	53,545	—

Purchased Option Contracts	5,873,873	646,587	—

Total	$7,375,974	$795,556	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(872,233)	$—

Futures Contracts(a)	(32,322)	—	—

Credit Default Swap Contracts(a)	—	(128,110)	—

Total Return Swap Contracts(a)	—	(931)	—

Written Option Contracts	(88,415)	(115,002)	—

Total	$(120,737)	$(1,116,276)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

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Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

GROWTH STRATEGY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets

Underlying Funds	$940,720,768	$—	$—

Investment Company	17,856,446	—	—

Total	$958,577,214	$—	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$111,616	$—

Futures Contracts(a)	1,259,694	—	—

Interest Rate Swap Contracts(a)	—	54,519	—

Purchased Option Contracts	6,611,206	659,421	—

Total	$7,870,900	$825,556	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(1,017,906)	$—

Futures Contracts(a)	(33,216)	—	—

Credit Default Swap Contracts(a)	—	(129,986)	—

Total Return Swap Contracts(a)	—	(940)	—

Written Option Contracts	(115,118)	(135,695)	—

Total	$(148,334)	$(1,284,527)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of June 30, 2025. These instruments were used as part of the Fund’s/Portfolios’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Fund’s/Portfolios’ net exposure.

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4. INVESTMENTS IN DERIVATIVES (continued)

Balanced Strategy Portfolio

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit	—	$—		Variation margin on swap contracts	$(78,357	)(a)

Currency	Receivable for unrealized gain on forward foreign currency contracts; Purchased options, at value	342,350		Payable for unrealized loss on forward foreign currency exchange contracts; Written options, at value	(533,612)

Equity	Variation margin on futures contracts; Purchased options, at value	941,287	(a)	Payable for unrealized loss on swap contracts; Variation margin on futures contracts; Written options, at value	(138,686	)(a)(b)

Interest rate	Variation margin on futures contracts; Variation margin on swap contracts; Purchased options, at value	2,565,332	(a)	Variation margin on futures contracts	(2,476	)(a)

Total		$3,848,969			$(753,131)

Dynamic Global Equity Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts; Purchased options, at value	$282,723		Payable for unrealized loss on forward foreign currency exchange contracts	$(200,578)

Equity	Variation margin on futures contracts; Purchased options, at value	1,273,692	(a)	Variation margin on futures contracts; Written options, at value	(90,563	)(a)

Interest rate	Purchased options, at value	2,892,205		—	—

Total		$4,448,620			$(291,141)

Growth and Income Strategy Portfolio

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit	—	$—		Variation margin on swap contracts	$(128,110	)(a)

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts; Purchased options, at value	600,300		Payable for unrealized loss on forward foreign currency exchange contracts	(872,233)

Equity	Variation margin on futures contracts; Purchased options, at value	1,623,401	(a)	Variation margin on futures contracts; Payable for unrealized loss swap contracts; Written options, at value	(231,717	)(a)(b)

Interest rate	Variation margin on futures contracts; Variation margin on swap contracts; Purchased options, at value	5,947,829	(a)	Variation margin on futures contracts	(4,953	)(a)

Total		$8,171,530			$(1,237,013)

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Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

Growth Strategy Portfolio

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit	—	$—		Variation margin on swaps contracts	$(129,986	)(a)

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts; Purchased options, at value	603,213		Payable for unrealized loss on forward foreign currency exchange contracts	(1,017,906)

Equity	Variation margin on swap contracts; Purchased options, at value	1,408,008	(a)	Payable for unrealized loss on swaps contracts; Variation margin on futures contracts; Written options, at value	(280,016	)(a)(b)

Interest rate	Variation margin on futures contracts; Variation margin on swap contracts; Purchased options, at value	6,685,235	(a)	Variation margin on futures contracts	(4,953	)(a)

Total		$8,696,456			$(1,432,861)

(a)

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules of Investments. Only the variation margin as of June 30, 2025 is reported within the Statements of Assets and Liabilities.

(b)

Aggregate of amounts include $537, $931 and $940 for the Balanced Strategy, Growth and Income Strategy and Growth Strategy Portfolios’, respectively, which represents the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, a Portfolio’s performance, its failure to pay on its obligations or failure to pledge collateral. Such amounts do not include incremental charges directly associated with the close-out of the agreements. They also do not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which a Portfolio is entitled to a full return.

The following tables set forth, by certain risk types, the Fund’s/Portfolios’ gains (losses) related to these derivatives and their indicative volumes for the six months ended June 30, 2025. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Balanced Strategy Portfolio

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$(91,836)	$(78,357)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts; purchased options and written options/Net change in unrealized gain (loss) on forward foreign currency exchange contracts; purchased options and written options	(2,465,175)	(2,166,057)

Equity	Net realized gain (loss) from futures contracts, purchased options, written options and swap contracts /Net change in unrealized gain (loss) on futures contracts, purchased options, written options and swap contracts	(1,633,588)	1,827,323

Interest rate	Net realized gain (loss) from futures contracts, purchased options, written options and swap contracts /Net change in unrealized gain (loss) on futures contracts, purchased options, written options and swap contracts	(1,316,305)	1,695,612

Total		$(5,506,904)	$1,278,521

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4. INVESTMENTS IN DERIVATIVES (continued)

Dynamic Global Equity Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts and purchased options/Net change in unrealized gain (loss) on forward foreign currency exchange contracts and purchased options	$ (1,223,522)	$ (759,319)

Equity	Net realized gain (loss) from futures contracts, purchased option and written option contracts/Net change in unrealized gain (loss) on futures contracts, purchased option and written option contracts	(2,606,890)	3,146,072

Interest rate	Net realized gain (loss) from purchased options /Net change in unrealized gain (loss) on purchased options	(640,699)	1,394,215

Total		$ (4,471,111)	$ 3,780,968

Growth and Income Strategy Portfolio

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$ (153,523)	$ (128,110)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts; purchased options and written options /Net change in unrealized gain (loss) on forward foreign currency exchange contracts; purchased options, written options and swap contracts	(3,808,296)	(3,371,295)

Equity	Net realized gain (loss) from futures contracts, purchased options, written options and swap contracts/Net change in unrealized gain (loss) on futures contracts, Purchased options, written options and swap contracts	(2,539,179)	3,084,921

Interest rate	Net realized gain (loss) from futures contracts, purchased options, written options and swap contracts /Net change in unrealized gain (loss) on futures contracts, purchased options, written options and swap contracts	(2,126,655)	3,343,520

Total		$ (8,627,653)	$ 2,929,036

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Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

Growth Strategy Portfolio

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$(141,841)	$(129,986)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts; purchased options and written options/Net change in unrealized gain (loss) on forward foreign currency exchange contracts; purchased options and written options	(4,075,865)	(3,673,484)

Equity	Net realized gain (loss) from futures contracts, purchased options, written options and swap contracts /Net change in unrealized gain (loss) on futures contracts, purchased options, written options and swap contracts	(4,338,492)	2,960,549

Interest rate	Net realized gain (loss) from futures contracts, purchased options, written options and swap contracts /Net change in unrealized gain (loss) on futures contracts, purchased options, written options and swap contracts	(2,356,614)	3,768,471

Total		$(10,912,812)	$2,925,550

For the six months ended June 30, 2025, the relevant values for each derivative type were as follows:

	Average Number of Contracts, Notional Amounts, or Shares/Units(a)

Portfolio	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Purchased Swaptions	Written Options	Written Swaptions

Balanced Strategy Portfolio	304	$50,633,260	$6,143,578	71,568,004	$1,523,869	11,773	$3,368,116

Dynamic Global Equity Fund	232	18,517,469	—	62,580,714	—	10,756	—

Growth and Income Strategy Portfolio	493	76,572,344	11,903,758	123,482,951	2,036,094	19,657	5,130,892

Growth Strategy Portfolio	490	81,244,443	12,215,642	131,881,474	1,626,314	24,918	4,910,589

(a)

Amounts disclosed represent the average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, purchased and written swaptions, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of the volume for this derivative type, for the months that each Fund/Portfolio held such derivatives during the six months ended June 30, 2025.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Fund/Portfolios, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s/Portfolios’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of average daily net assets of 0.15% for each of the Fund/Portfolios.

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund/Portfolio, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Fund/Portfolios, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund/Portfolio, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Fund/Portfolios, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund/Portfolio, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Fund/Portfolios, as set forth below.

	Distribution and/or Service Plan Rates

	Class A*	Class C	Service	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.25%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Fund/Portfolios pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended June 30, 2025, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge
Portfolio	Class A	Class C

Balanced Strategy Portfolio	$1,744	$154

Dynamic Global Equity Fund	2,467	352

Growth and Income Strategy Portfolio	5,478	312

Growth Strategy Portfolio	5,304	316

D. Service and Shareholder Administration Plans — The Trust, on behalf of each applicable Fund/Portfolio, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Fund/Portfolios, respectively.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund/Portfolios for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares.

81

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Fund/Portfolios (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund/Portfolio. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Fund/Portfolios are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets are 0.004% for each Fund/Portfolio. These Other Expense limitations will remain in place through at least April 30, 2026 and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Fund/Portfolios have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Fund’s/Portfolios’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended June 30, 2025, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Portfolio	Transfer Agency Waivers/Credits	Other Expense Reimbursements	Total Expense Reductions

Balanced Strategy Portfolio	$ 313	$252,546	$252,859

Dynamic Global Equity Fund	660	265,876	266,536

Growth and Income Strategy Portfolio	636	264,637	265,273

Growth Strategy Portfolio	1,819	276,868	278,687

G. Line of Credit Facility — As of June 30, 2025, the Fund/Portfolios participated in a $1,300,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Fund/Portfolios based on the amount of the commitment that has not been utilized. For the six months ended June 30, 2025, the Fund/Portfolios did not have any borrowings under the facility. Prior to April 14, 2025, the facility was $1,150,000,000.

H. Other Transactions with Affiliates — The Fund/Portfolios invest primarily in Class R6 Shares of the Underlying Funds (except certain Underlying Funds that are ETFs). These Underlying Funds are considered to be affiliated with the Fund/Portfolios. The tables below show the transactions in and earnings from investments in these Underlying Funds for the six months ended June 30, 2025 (in thousands):

Balanced Strategy Portfolio

Underlying Fund	Market Value as of 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change In Unrealized Gain (Loss)	Market Value as of June 30, 2025	Shares as of June 30, 2025	Dividend Income

Goldman Sachs Access Investment Grade Corporate Bond ETF	$ 81,153	$ 1,487	$ (45,897)	$(3,117)	$ 3,636	$ 37,262	810	$1,235

Goldman Sachs ActiveBeta Emerging Markets Equity ETF	2,107	—	(562)	83	200	1,828	49	—

Goldman Sachs ActiveBeta International Equity ETF	4,497	1,085	(548)	7	892	5,933	150	102

Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	7,889	—	—	—	425	8,314	68	46

Goldman Sachs Emerging Markets Debt Fund — Class R6	6,942	1,323	(1,300)	(52)	146	7,059	720	223

82

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Balanced Strategy Portfolio (continued)

Underlying Fund	Market Value as of 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change In Unrealized Gain (Loss)	Market Value as of June 30, 2025	Shares as of June 30, 2025	Dividend Income

Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	$ 11,989	$ 499	$ (2,500)	$ 192	$ 1,549	$ 11,729	1,186	$ —

Goldman Sachs Energy Infrastructure Fund — Class R6	306	5	—	—	9	320	23	6

Goldman Sachs Financial Square Government Fund — Institutional Shares	5,875	72,548	(69,175)	—	—	9,248	9,248	177

Goldman Sachs Global Core Fixed Income Fund — Class R6	190,791	49,869	(10,200)	(1,640)	4,076	232,896	20,483	3,619

Goldman Sachs Global Infrastructure Fund — Class R6	5,134	63	—	—	573	5,770	436	63

Goldman Sachs Global Real Estate Securities Fund — Class R6	6,382	—	(6,594)	239	(27)	—	—	—

Goldman Sachs High Yield Floating Rate Fund — Class R6	4,275	2,102	—	—	(86)	6,291	721	201

Goldman Sachs High Yield Fund — Class R6	5,527	186	—	—	71	5,784	1,015	186

Goldman Sachs Inflation Protected Securities Fund — Class R6	16,739	425	—	—	375	17,539	1,831	425

Goldman Sachs International Equity Insights Fund — Class R6	29,233	1,000	(7,880)	342	6,148	28,843	1,673	—

Goldman Sachs International Small Cap Insights Fund — Class R6	4,289	—	(901)	207	910	4,505	291	—

Goldman Sachs Large Cap Growth Insights Fund — Class R6	33,955	1,600	(3,200)	(333)	1,709	33,731	959	—

Goldman Sachs Large Cap Value Insights Fund — Class R6	32,876	1,242	(1,500)	(264)	1,610	33,964	1,411	241

Goldman Sachs Managed Futures Strategy Fund — Class R6	8,299	—	(2,200)	(551)	(174)	5,374	626	—

Goldman Sachs MarketBeta Emerging Markets Equity ETF	9,461	—	—	—	1,575	11,036	219	—

Goldman Sachs MarketBeta International Equity ETF	21,997	2,827	(3,791)	300	3,787	25,120	392	443

Goldman Sachs MarketBeta U.S. Equity ETF	34,753	2,685	(5,773)	698	1,019	33,382	390	208

Goldman Sachs Small Cap Equity Insights Fund — Class R6	6,351	—	—	—	(71)	6,280	229	—

Total	$530,820	$138,946	$(162,021)	$(3,889)	$28,352	$532,208		$7,175

Dynamic Global Equity Fund

Underlying Fund	Beginning Value as of 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change In Unrealized Gain (Loss)	Ending Value as of June 30, 2025	Shares as of June 30, 2025	Dividend Income

Goldman Sachs ActiveBeta Emerging Markets Equity ETF	$ 8,961	$ 370	$ (6,657)	$ 423	$ 99	$ 3,196	86	$ —

Goldman Sachs ActiveBeta International Equity ETF	19,391	2,519	(15,422)	3,455	(1,905)	8,038	203	137

Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	60,842	2,092	(48,526)	29,058	(27,007)	16,459	136	93

83

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Dynamic Global Equity Fund (continued)

Underlying Fund	Beginning Value as of 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change In Unrealized Gain (Loss)	Ending Value as of June 30, 2025	Shares as of June 30, 2025	Dividend Income

Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	$ 9,994	$ 14,500	$ (1,770)	$ (183)	$ 3,402	$ 25,943	2,623	$ —

Goldman Sachs Financial Square Government Fund — Institutional Shares	14,131	74,781	(71,470)	—	—	17,442	17,442	269

Goldman Sachs Global Infrastructure Fund — Class R6	5,373	1,072	(500)	29	565	6,539	494	71

Goldman Sachs Global Real Estate Securities Fund — Class R6	6,015	—	(6,217)	151	51	—	—	—

Goldman Sachs International Equity Insights Fund — Class R6	23,729	20,506	(6,600)	176	8,520	46,331	2,687	—

Goldman Sachs International Small Cap Insights Fund — Class R6	2,830	500	—	—	857	4,187	270	—

Goldman Sachs Large Cap Growth Insights Fund — Class R6	38,720	36,200	(7,900)	(535)	1,731	68,216	1,939	—

Goldman Sachs Large Cap Value Insights Fund — Class R6	36,714	28,652	—	—	1,554	66,920	2,780	453

Goldman Sachs MarketBeta Emerging Markets Equity ETF	17,933	—	(963)	(102)	2,840	19,708	390	—

Goldman Sachs MarketBeta International Equity ETF	38,719	6,458	(16,012)	428	4,885	34,478	539	586

Goldman Sachs MarketBeta U.S. Equity ETF	70,083	5,208	(13,959)	2,038	1,350	64,720	756	360

Goldman Sachs Small Cap Equity Insights Fund — Class R6	3,823	1,600	—	—	(120)	5,303	193	—

Total	$357,258	$194,458	$(195,996)	$34,938	$ (3,178)	$387,480		$1,969

Growth and Income Strategy Portfolio

Underlying Fund	Market Value as of 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change In Unrealized Gain (Loss)	Market Value as of June 30, 2025	Shares as of June 30, 2025	Dividend Income

Goldman Sachs Access Investment Grade Corporate Bond ETF	$ 80,873	$ —	$ (62,811)	$ (5,705)	$ 5,961	$ 18,318	398	$1,042

Goldman Sachs ActiveBeta Emerging Markets Equity ETF	4,180	—	—	—	693	4,873	131	—

Goldman Sachs ActiveBeta International Equity ETF	14,560	—	(1,476)	47	2,573	15,704	396	275

Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	25,699	—	—	—	1,384	27,083	223	149

Goldman Sachs Emerging Markets Debt Fund — Class R6	23,491	5,071	(2,000)	(84)	560	27,038	2,759	770

Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	29,549	2,000	(5,700)	188	4,146	30,183	3,052	—

Goldman Sachs Energy Infrastructure Fund — Class R6	355	7	—	—	10	372	27	7

Goldman Sachs Financial Square Government Fund — Institutional Shares	12,675	101,518	(101,671)	—	—	12,522	12,522	232

Goldman Sachs Global Core Fixed Income Fund — Class R6	170,685	69,520	(7,800)	(1,128)	3,576	234,853	20,655	3,479

84

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Growth and Income Strategy Portfolio (continued)

Underlying Fund	Market Value as of 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change In Unrealized Gain (Loss)	Market Value as of June 30, 2025	Shares as of June 30, 2025	Dividend Income

Goldman Sachs Global Infrastructure Fund — Class R6	$ 8,709	$ 108	$ —	$ —	$ 972	$ 9,789	739	$ 108

Goldman Sachs Global Real Estate Securities Fund — Class R6	11,087	—	(11,455)	190	178	—	—	—

Goldman Sachs High Yield Floating Rate Fund — Class R6	6,847	3,116	—	—	(135)	9,828	1,126	316

Goldman Sachs High Yield Fund — Class R6	9,002	303	—	—	116	9,421	1,653	303

Goldman Sachs Inflation Protected Securities Fund — Class R6	26,527	2,213	—	—	634	29,374	3,066	712

Goldman Sachs International Equity Insights Fund — Class R6	77,689	1,003	(17,650)	1,133	16,460	78,635	4,561	1

Goldman Sachs International Small Cap Insights Fund — Class R6	6,145	—	—	—	1,599	7,744	500	—

Goldman Sachs Large Cap Growth Insights Fund — Class R6	89,052	8,700	(9,800)	(758)	4,418	91,612	2,604	—

Goldman Sachs Large Cap Value Insights Fund — Class R6	88,718	1,650	(1,900)	(295)	3,951	92,124	3,827	650

Goldman Sachs Managed Futures Strategy Fund — Class R6	13,756	—	(3,800)	(1,003)	(203)	8,750	1,020	—

Goldman Sachs MarketBeta Emerging Markets Equity ETF	23,489	—	—	—	3,910	27,399	543	—

Goldman Sachs MarketBeta International Equity ETF	58,545	3,289	(6,978)	687	9,758	65,301	1,020	1,140

Goldman Sachs MarketBeta U.S. Equity ETF	107,418	3,753	(6,216)	323	5,388	110,666	1,293	646

Goldman Sachs Small Cap Equity Insights Fund — Class R6	9,738	—	—	—	(109)	9,629	351	—

Total	$898,789	$202,251	$(239,257)	$(6,405)	$65,840	$921,218		$9,830

Growth Strategy Portfolio

Underlying Fund	Market Value as of 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change In Unrealized Gain (Loss)	Market Value as of June 30, 2025	Shares as of June 30, 2025	Dividend Income

Goldman Sachs Access Investment Grade Corporate Bond ETF	$ 81,510	$ 4,655	$ (43,288)	$(1,217)	$ 2,153	$ 43,813	952	$1,306

Goldman Sachs Access U.S. Aggregate Bond ETF	—	35,399	—	—	374	35,773	865	200

Goldman Sachs ActiveBeta Emerging Markets Equity ETF	6,296	—	—	—	1,044	7,340	197	—

Goldman Sachs ActiveBeta International Equity ETF	20,472	—	(2,036)	65	3,623	22,124	558	387

Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	37,881	1,807	(1,508)	149	2,088	40,417	333	225

Goldman Sachs Emerging Markets Debt Fund — Class R6	34,361	3,418	(3,000)	(169)	785	35,395	3,612	1,078

Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	40,315	3,000	(8,000)	53	5,817	41,185	4,164	—

Goldman Sachs Energy Infrastructure Fund — Class R6	307	5	—	—	9	321	23	6

85

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Growth Strategy Portfolio (continued)

Underlying Fund	Market Value as of 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change In Unrealized Gain (Loss)	Market Value as of June 30, 2025	Shares as of June 30, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund — Institutional Shares	$ 14,284	$127,037	$(123,465)	$ —	$ —	$ 17,856	17,856	$ 289

Goldman Sachs Global Infrastructure Fund — Class R6	9,634	109	(1,400)	(82)	1,156	9,417	711	107

Goldman Sachs Global Real Estate Securities Fund — Class R6	11,566	—	(11,948)	181	201	—	—	—

Goldman Sachs High Yield Floating Rate Fund — Class R6	6,871	3,323	—	—	(137)	10,057	1,152	323

Goldman Sachs High Yield Fund — Class R6	9,731	328	—	—	125	10,184	1,787	328

Goldman Sachs International Equity Insights Fund — Class R6	104,186	4	(20,500)	1,127	22,259	107,076	6,211	1

Goldman Sachs International Small Cap Insights Fund — Class R6	8,544	—	—	—	2,224	10,768	695	—

Goldman Sachs Large Cap Growth Insights Fund — Class R6	121,073	11,900	(12,900)	(1,600)	6,432	124,905	3,550	—

Goldman Sachs Large Cap Value Insights Fund — Class R6	119,209	2,871	(2,000)	(375)	5,252	124,957	5,191	871

Goldman Sachs Managed Futures Strategy Fund — Class R6	14,184	—	(3,900)	(1,002)	(240)	9,042	1,054	—

Goldman Sachs MarketBeta Emerging Markets Equity ETF	32,185	—	(2,825)	266	4,761	34,387	681	—

Goldman Sachs MarketBeta International Equity ETF	81,559	4,598	(9,558)	444	13,305	90,348	1,411	1,616

Goldman Sachs MarketBeta U.S. Equity ETF	167,271	2,757	(18,675)	2,751	4,665	158,769	1,855	949

Goldman Sachs Small Cap Equity Insights Fund — Class R6	12,979	—	—	—	(145)	12,834	467	—

Total	$934,418	$201,211	$(265,003)	$ 591	$75,751	$946,968		$7,686

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended June 30, 2025, were as follows:

Portfolio	Purchases	Sales

Balanced Strategy Portfolio	$ 74,392,123	$ 92,846,220

Dynamic Global Equity Fund	126,628,579	126,394,692

Growth and Income Strategy Portfolio	112,110,824	137,586,098

Growth Strategy Portfolio	83,043,447	141,539,807

86

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

7. TAX INFORMATION

As of the Fund’s/Portfolios’ most recent fiscal year end, December 31, 2024, the Fund’s/Portfolios’ certain timing differences on a tax basis were as follows:

	Balanced Strategy	Dynamic Global Equity	Growth and Income Strategy	Growth Strategy

Timing differences (Dividends Payable as of Current FYE and Straddles)	$(98,170)	$(61,275)	$(151,409)	$(64,307)

As of June 30, 2025, the Fund’s/Portfolios’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Balanced Strategy	Dynamic Global Equity	Growth and Income Strategy	Growth Strategy

Tax Cost	$507,418,960	$324,182,906	$822,169,655	$794,249,739

Gross unrealized gain	46,708,578	71,578,943	125,130,352	173,838,130

Gross unrealized loss	(15,209,361)	(3,363,374)	(14,883,140)	(9,510,655)

Net unrealized gain	$31,499,217	$68,215,569	$110,247,212	$164,327,475

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, net mark to market gains/(losses) on regulated options contracts, net mark to market gains/(losses) on foreign currency contracts, and differences in the tax treatment of swap transactions.

GSAM has reviewed the Fund’s/Portfolios’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Fund’s/Portfolios’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Fund’s/Portfolios’ risks include, but are not limited to, the following:

Asset Allocation Risk — The Fund’s/Portfolios’ allocations to the various asset classes and to the Underlying Managers may cause the Fund/Portfolios to underperform other funds with a similar investment objective.

Derivatives Risk — The Fund’s/Portfolios’ use of derivatives and other similar instruments (collectively, referred to in this paragraph as (“derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Fund/Portfolios. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Fund/Portfolios will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Fund/Portfolios will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the Fund/Portfolio assets (if any) being hedged.

Expenses Risk — By investing in the Underlying Funds indirectly through the Fund/Portfolio, the investor will incur not only a proportionate share of the expenses of the Underlying Funds held by the Fund/Portfolio (including operating costs and investment management fees), but also the expenses of the Fund/Portfolio.

87

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

8. OTHER RISKS (continued)

Investments in the Underlying Funds Risk — The investments of a Fund/Portfolio may be concentrated in one or more Underlying Funds (including ETFs and other registered investment companies) subject to statutory limitations prescribed by the Act or exemptive relief or regulations thereunder. The Fund’s/Portfolios’ investment performance is directly related to the investment performance of the Underlying Funds it holds. The Fund/Portfolios are subject to the risk factors associated with the investments of the Underlying Funds and will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets allocated to each. If a Fund/Portfolio has a relative concentration of its portfolio in a single Underlying Fund, it may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments. A strategy used by the Underlying Funds may fail to produce the intended results.

Large Shareholder Transactions Risk — A Fund/Portfolio or an Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund/Portfolio or an Underlying Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund/Portfolio or an Underlying Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund/Portfolio or an Underlying Fund to sell fund/portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s/Portfolio’s or an Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s/Portfolio’s or an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s/Portfolio’s or the Underlying Fund’s expense ratio. Similarly, large Fund/Portfolio or Underlying Fund share purchases may adversely affect a Fund’s/ Portfolio’s or an Underlying Fund’s performance to the extent that the Fund/Portfolio or the Underlying Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Market and Credit Risks — In the normal course of business, a Fund/Portfolio and an Underlying Fund trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of securities in which a Fund/Portfolio and/or an Underlying Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund/Portfolio and its investments. Additionally, a Fund/Portfolio and/or an Underlying Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund/Portfolio and the Underlying Fund have unsettled or open transactions defaults.

Temporary Investments Risk — Although the Fund/Portfolios normally seek to remain substantially invested in the Underlying Funds, the Fund/Portfolios may invest a portion of their assets in high-quality, short-term debt obligations to maintain liquidity, to meet shareholder redemptions and for other short-term cash needs. For temporary defensive purposes during abnormal market or economic conditions, the Fund/Portfolios may invest without limitation in short-term obligations. When the Fund’s/Portfolios’ assets are invested in such investments, the Fund/Portfolios may not be achieving their investment objective.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund/ Portfolios. Additionally, in the course of business, the Fund/Portfolios enter into contracts that contain a variety of indemnification clauses. The Fund’s/Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that

88

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

9. INDEMNIFICATIONS (continued)

may be made against the Fund/Portfolios that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

89

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Balanced Strategy Portfolio

	For the Six Months Ended June 30, 2025 (Unaudited)		For the Fiscal Year Ended December 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	138,087	$1,670,076	370,417	$4,436,865

Reinvestment of distributions	90,386	1,093,528	243,154	2,937,842

Shares redeemed	(627,320)	(7,588,671)	(1,285,708)	(15,379,646)

	(398,847)	(4,825,067)	(672,137)	(8,004,939)

Class C Shares

Shares sold	6,269	75,240	30,125	361,821

Reinvestment of distributions	2,037	24,679	6,037	73,103

Shares redeemed	(25,568)	(311,540)	(68,810)	(826,108)

	(17,262)	(211,621)	(32,648)	(391,184)

Institutional Shares

Shares sold	3,269,544	39,289,287	7,966,091	95,860,019

Reinvestment of distributions	525,244	6,354,758	1,312,982	15,864,105

Shares redeemed	(4,341,937)	(52,740,231)	(8,767,996)	(104,947,898)

	(547,149)	(7,096,186)	511,077	6,776,226

Service Shares

Shares sold	16	204	820	10,037

Reinvestment of distributions	11	131	20	246

Shares redeemed	(3)	(34)	(8,855)	(106,621)

	24	301	(8,015)	(96,338)

Investor Shares

Shares sold	10,569	128,178	61,366	723,674

Reinvestment of distributions	3,184	38,316	9,494	114,172

Shares redeemed	(54,552)	(656,873)	(96,411)	(1,158,340)

	(40,799)	(490,379)	(25,551)	(320,494)

Class R6 Shares

Shares sold	10,406	125,601	5,603	69,439

Reinvestment of distributions	2,539	30,728	6,695	80,965

Shares redeemed	(23,092)	(279,014)	(35,413)	(418,935)

	(10,147)	(122,685)	(23,115)	(268,531)

Class R Shares

Shares sold	23,395	277,738	78,888	958,497

Reinvestment of distributions	10,564	127,141	27,508	330,573

Shares redeemed	(8,922)	(108,696)	(235,506)	(2,812,548)

	25,037	296,183	(129,110)	(1,523,478)

Class P Shares

Shares sold	481,555	5,800,794	862,926	10,554,443

Reinvestment of distributions	67,328	815,506	169,691	2,050,870

Shares redeemed	(389,739)	(4,712,455)	(1,450,526)	(17,470,342)

	159,144	1,903,845	(417,909)	(4,865,029)

NET DECREASE	(829,999)	$(10,545,609)	(797,408)	$(8,693,767)

90

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Dynamic Global Equity Fund

	For the Six Months Ended June 30, 2025 (Unaudited)		For the Fiscal Year Ended December 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	184,686	$4,032,666	265,828	$5,861,215

Reinvestment of distributions	—	—	575,228	12,922,400

Shares redeemed	(551,036)	(11,750,124)	(987,571)	(21,642,491)

	(366,350)	(7,717,458)	(146,515)	(2,858,876)

Class C Shares

Shares sold	8,699	177,179	24,923	520,706

Reinvestment of distributions	—	—	23,492	507,497

Shares redeemed	(31,522)	(657,586)	(78,276)	(1,654,335)

	(22,823)	(480,407)	(29,861)	(626,132)

Institutional Shares

Shares sold	32,815	723,208	94,781	2,059,848

Reinvestment of distributions	—	—	62,176	1,422,127

Shares redeemed	(44,375)	(956,295)	(207,298)	(4,721,754)

	(11,560)	(233,087)	(50,341)	(1,239,779)

Service Shares

Shares sold	—	—	52	1,139

Reinvestment of distributions	—	—	794	17,828

Shares redeemed	(3,446)	(72,813)	(1,149)	(25,098)

	(3,446)	(72,813)	(303)	(6,131)

Investor Shares

Shares sold	127,703	2,643,955	93,901	2,056,980

Reinvestment of distributions	—	—	23,385	515,083

Shares redeemed	(57,039)	(1,221,144)	(126,858)	(2,904,701)

	70,664	1,422,811	(9,572)	(332,638)

Class R6 Shares

Shares sold	15,933	352,125	25,913	589,596

Reinvestment of distributions	—	—	13,733	314,975

Shares redeemed	(130,033)	(2,845,348)	(70,429)	(1,565,599)

	(114,100)	(2,493,223)	(30,783)	(661,028)

Class R Shares

Shares sold	15,092	321,741	21,841	471,412

Reinvestment of distributions	—	—	23,727	525,970

Shares redeemed	(41,038)	(908,896)	(41,594)	(875,423)

	(25,946)	(587,155)	3,974	121,959

Class P Shares

Shares sold	673,709	15,034,384	1,065,835	24,226,545

Reinvestment of distributions	—	—	637,474	14,588,753

Shares redeemed	(233,398)	(5,033,132)	(411,095)	(8,869,560)

	440,311	10,001,252	1,292,214	29,945,738

NET INCREASE (DECREASE)	(33,250)	$(160,080)	1,028,813	$24,343,113

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GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Growth and Income Strategy Portfolio

	For the Six Months Ended June 30, 2025 (Unaudited)		For the Fiscal Year Ended December 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	242,214	$3,767,655	592,197	$9,412,665

Reinvestment of distributions	158,773	2,471,416	903,407	14,389,115

Shares redeemed	(1,106,903)	(17,194,717)	(2,165,413)	(34,066,796)

	(705,916)	(10,955,646)	(669,809)	(10,265,016)

Class C Shares

Shares sold	19,895	294,088	48,939	753,496

Reinvestment of distributions	2,412	36,117	19,283	297,382

Shares redeemed	(66,090)	(997,109)	(131,168)	(1,992,787)

	(43,783)	(666,904)	(62,946)	(941,909)

Institutional Shares

Shares sold	2,677,725	41,586,558	6,746,801	106,349,827

Reinvestment of distributions	337,201	5,273,178	1,578,144	25,212,765

Shares redeemed	(3,252,596)	(50,163,033)	(4,787,782)	(75,767,782)

	(237,670)	(3,303,297)	3,537,163	55,794,810

Service Shares

Shares sold	11,802	185,586	12,159	188,311

Reinvestment of distributions	186	2,881	1,144	18,168

Shares redeemed	(15,410)	(241,611)	(7,084)	(111,607)

	(3,422)	(53,144)	6,219	94,872

Investor Shares

Shares sold	458,577	7,093,935	95,410	1,488,988

Reinvestment of distributions	9,342	144,797	36,819	582,259

Shares redeemed	(226,483)	(3,540,627)	(470,472)	(7,313,923)

	241,436	3,698,105	(338,243)	(5,242,676)

Class R6 Shares

Shares sold	20,862	328,460	62,472	998,759

Reinvestment of distributions	1,935	30,259	10,599	169,380

Shares redeemed	(47,272)	(742,309)	(50,847)	(784,486)

	(24,475)	(383,590)	22,224	383,653

Class R Shares

Shares sold	12,736	194,382	31,905	497,141

Reinvestment of distributions	2,743	42,212	17,231	271,651

Shares redeemed	(16,973)	(263,710)	(59,461)	(917,112)

	(1,494)	(27,116)	(10,325)	(148,320)

Class P Shares

Shares sold	640,269	9,952,976	1,235,441	19,575,122

Reinvestment of distributions	217,179	3,396,339	1,062,772	16,974,710

Shares redeemed	(655,607)	(10,105,598)	(1,512,445)	(23,415,708)

	201,841	3,243,717	785,768	13,134,124

NET INCREASE (DECREASE)	(573,483)	$(8,447,875)	3,270,051	$52,809,538

92

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Growth Strategy Portfolio

	For the Six Months Ended June 30, 2025 (Unaudited)		For the Fiscal Year Ended December 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	411,715	$7,897,239	678,978	$13,243,307

Reinvestment of distributions	—	—	1,149,640	22,723,233

Shares redeemed	(1,249,072)	(23,819,933)	(2,194,936)	(42,722,417)

	(837,357)	(15,922,694)	(366,318)	(6,755,877)

Class C Shares

Shares sold	30,034	592,643	108,520	2,084,900

Reinvestment of distributions	—	—	38,530	785,085

Shares redeemed	(106,604)	(2,127,185)	(158,922)	(3,199,813)

	(76,570)	(1,534,542)	(11,872)	(329,828)

Institutional Shares

Shares sold	975,420	18,772,671	4,222,214	82,565,108

Reinvestment of distributions	—	—	1,031,657	20,369,560

Shares redeemed	(2,403,056)	(45,793,574)	(2,440,927)	(47,806,279)

	(1,427,636)	(27,020,903)	2,812,944	55,128,389

Service Shares

Shares sold	4,363	83,159	6,194	119,121

Reinvestment of distributions	—	—	2,013	39,688

Shares redeemed	(10,639)	(206,322)	(34,464)	(677,664)

	(6,276)	(123,163)	(26,257)	(518,855)

Investor Shares

Shares sold	190,489	3,535,303	156,984	3,016,100

Reinvestment of distributions	—	—	37,749	733,133

Shares redeemed	(164,161)	(3,132,190)	(392,148)	(7,350,981)

	26,328	403,113	(197,415)	(3,601,748)

Class R6 Shares

Shares sold	130,070	2,530,501	114,151	2,234,079

Reinvestment of distributions	—	—	35,645	704,133

Shares redeemed	(122,108)	(2,338,543)	(82,159)	(1,618,354)

	7,962	191,958	67,637	1,319,858

Class R Shares

Shares sold	29,600	546,934	79,579	1,488,146

Reinvestment of distributions	—	—	27,700	527,750

Shares redeemed	(29,098)	(524,256)	(81,315)	(1,497,477)

	502	22,678	25,964	518,419

Class P Shares

Shares sold	733,696	14,190,453	1,339,721	25,749,804

Reinvestment of distributions	—	—	1,188,228	23,479,850

Shares redeemed	(675,122)	(12,896,590)	(1,180,033)	(23,048,954)

	58,574	1,293,863	1,347,916	26,180,700

NET INCREASE (DECREASE)	(2,254,473)	$(42,689,690)	3,652,599	$71,941,058

93

GOLDMAN SACHS FUND OF FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Balanced Strategy Portfolio, Goldman Sachs Dynamic Global Equity Fund, Goldman Sachs Growth and Income Strategy Portfolio, and Goldman Sachs Growth Strategy Portfolio (the “Portfolios”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Portfolios at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Portfolios.

The Management Agreement was most recently approved for continuation until June 30, 2026 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 17-18, 2025 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Portfolio, such matters included:

(a)

the nature and quality of the advisory, administrative, and other services provided to the Portfolio and the underlying funds in which it invests (the “Underlying Funds”) by the Investment Adviser and its affiliates, including information about:

(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Portfolio and the Underlying Funds, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; and information on general investment outlooks in the markets in which the Underlying Funds invest;

(c)

information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Portfolio’s peer group and/or benchmark index had high, medium, or low relevance given the Portfolio’s particular investment strategy;

(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Portfolio;
(e)	fee and expense information for the Portfolio, including:
(i)	the relative management fee and expense levels of the Portfolio as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Portfolio’s expense trends over time; and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Portfolio, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Portfolio;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations with respect to the Portfolio and the Underlying Funds;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Portfolio to the Investment Adviser and its affiliates;

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GOLDMAN SACHS FUND OF FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(i)	whether the Portfolio’s existing management fee schedule, together with the management fee schedules of the Underlying Funds, adequately addressed any economies of scale;
(j)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Portfolio and/or the Underlying Funds, including the fees received by the Investment Adviser’s affiliates from the Portfolio and/or the Underlying Funds for transfer agency, securities lending, portfolio trading, distribution and other services;

(k)	a summary of potential benefits derived by the Portfolio and/or the Underlying Funds as a result of their relationship with the Investment Adviser;
(l)

with respect to the applicable Underlying Funds, information regarding commissions paid by the Underlying Funds that are equity funds and broker oversight, an update on the Investment Adviser’s soft dollars practices, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;

(m)	portfolio manager ownership of Portfolio shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)

the nature and quality of the services provided to the Portfolio and/or the Underlying Funds by their unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(o)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Portfolio’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Portfolios’ distribution arrangements. They received information regarding the Portfolios’ assets, share purchase and redemption activity, and payment of distribution, service, and shareholder administration fees. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Portfolio shares. The Trustees also discussed the broad range of other investment choices that are available to Portfolio investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Portfolios and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Portfolios. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Portfolios and the Underlying Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Portfolios, the Underlying Funds and their service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the changes in the Investment Adviser’s senior management personnel and in the personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Portfolios and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Portfolios, the Underlying Funds, and the Investment Adviser and its affiliates.

95

GOLDMAN SACHS FUND OF FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Investment Performance

The Trustees also considered the investment performance of the Portfolios and the Underlying Funds. In this regard, they compared the investment performance of each Portfolio to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2024, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2025. The information on each Portfolio’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates. The Trustees also reviewed each Portfolio’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Portfolios over time, and reviewed the investment performance of each Portfolio in light of its investment objective and policies and market conditions.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Portfolio performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Underlying Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management. They noted the efforts of certain Underlying Funds’ portfolio management team to continue to enhance the investment models used in managing those Underlying Funds.

The Trustees observed that the Balanced Strategy Portfolio’s Institutional Shares had placed in the top half of the Portfolio’s peer group for the one-, three-, and ten-year periods and in the third quartile for the five-year period, and had outperformed the Portfolio’s benchmark index for the five-year period and underperformed for the one-, three-, and ten-year periods ended March 31, 2025. They further noted that the Dynamic Global Equity Fund’s Institutional Shares had placed in the top half of the Portfolio’s peer group for the one-, five-, and ten-year periods and in the third quartile for the three-year period, and had underperformed the Portfolio’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2025. The Trustees also considered that in February 2019, the Dynamic Global Equity Fund had been repositioned from the Equity Growth Strategy Portfolio, which involved changes to the Portfolio’s investment strategies, and had experienced certain portfolio management changes in early 2025. They observed that the Growth and Income Strategy Portfolio’s Institutional Shares had placed in the top half of the Portfolio’s peer group for the one-, three-, five-, and ten-year periods, and had outperformed the Portfolio’s benchmark index for the five-year period and underperformed for the one-, three-, and ten-year periods ended March 31, 2025. The Trustees noted that the Growth Strategy Portfolio’s Institutional Shares had placed in the top half of the Portfolio’s peer group for the one-, three-, five-, and ten-year periods, and had outperformed the Portfolio’s benchmark index for the five-year period and underperformed for the one-, three-, and ten-year periods ended March 31, 2025. They further considered that the Balanced Strategy Portfolio and Growth and Income Strategy Portfolio had experienced certain portfolio management changes in 2022 and early 2025.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Portfolio thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Portfolios, which included both advisory and administrative services that were directed to the needs and operations of the Portfolios as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Portfolios. The analyses provided a comparison of each Portfolio’s management fee to those of a relevant peer group and category universe; an expense analysis which compared each Portfolio’s overall net and gross expenses to a peer group and a category universe; and data comparing each Portfolio’s net expenses to the peer and category medians. The analyses also compared each Portfolio’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Portfolios.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations with respect to the Portfolios and the Underlying Funds. The Trustees also noted that certain changes were being made to existing fee waiver and expense limitation arrangements of Growth Strategy Portfolio that would have the effect of decreasing expenses of Class A Shares of the Portfolio and total Portfolio expenses, with such changes taking effect in connection with the Portfolio’s next annual registration statement update. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Portfolios, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Portfolios differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

96

GOLDMAN SACHS FUND OF FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Portfolio fees and expenses are too high or if they are dissatisfied with the performance of the Portfolio.

Profitability

The Trustees reviewed each Portfolio’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Portfolio and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Portfolio was provided for 2024 and 2023, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Portfolios.

The Trustees noted that, although the Portfolios themselves do not have breakpoints in their management fee schedules, any benefits of the breakpoints in the management fee schedules of certain Underlying Funds, when reached, would pass through to the shareholders in the Portfolios at the specified asset levels. The Trustees considered the amounts of assets in the Portfolios; the Portfolios’ recent purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them; information comparing the fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertaking to limit certain expenses of the Portfolios and Underlying Funds that exceed specified levels. They also considered the services provided to the Portfolios under the Management Agreement and the fees and expenses borne by the Underlying Funds and considered the Investment Adviser’s finding that the management fees payable by the Portfolios were not duplicative of the management fees paid at the Underlying Fund level.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Portfolios and/or the Underlying Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co. LLC (“Goldman Sachs”); (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of certain Underlying Funds; (c) research received by the Investment Adviser from broker-dealers in exchange for executing certain transactions on behalf of certain Underlying Funds; (d) trading efficiencies resulting from aggregation of orders of the Underlying Funds with those for other funds or accounts managed by the Investment Adviser; (e) fees earned by Goldman Sachs Agency Lending (“GSAL”), an affiliate of the Investment Adviser, as securities lending agent for certain Underlying Funds (and fees earned by the Investment Adviser for managing the fund in which those Underlying Funds’ cash collateral is invested); (f) the Investment Adviser’s ability to leverage the infrastructure designed to service the Portfolios on behalf of its other clients; (g) the Investment Adviser’s ability to cross-market other products and services to Portfolio shareholders; (h) Goldman Sachs’ retention of certain fees as Portfolio Distributor; (i) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Portfolios and Underlying Funds; (j) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (k) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (l) the possibility that the working relationship between the Investment Adviser and the Portfolios’ and Underlying Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

97

GOLDMAN SACHS FUND OF FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Other Benefits to the Portfolios and Their Shareholders

The Trustees also noted that the Portfolios and/or the Underlying Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Underlying Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) with respect to the Underlying Funds, enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) with respect to certain Underlying Funds, the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Portfolios and the Underlying Funds because of the reputation of the Goldman Sachs organization; (g) the Portfolios’ and Underlying Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; (h) with respect to certain Underlying Funds, the ability to participate in the securities lending program administered by GSAL, as measured by the revenue received by the Underlying Funds in connection with the program; and (i) the Portfolios’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Portfolios’ shareholders invested in the Portfolios in part because of the Portfolios’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Portfolios were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Portfolio’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Portfolio and its shareholders and that the Management Agreement should be approved and continued with respect to each Portfolio until June 30, 2026.

98

TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado EileenH. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 © 2025 Goldman Sachs. All rights reserved. FFSAR-25

Goldman Sachs Alternative Funds II

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments June 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 38.1%

Aerospace & Defense – 0.8%
178	AAR Corp.*	$12,244
203	AeroVironment, Inc.*	57,845
10,704	AerSale Corp.*	64,331
13,702	Archer Aviation, Inc. Class A*	148,667
2,218	Astronics Corp.*	74,259
1,355	ATI, Inc.*	116,991
1,684	Axon Enterprise, Inc.*	1,394,251
11,645	Boeing Co.*	2,439,977
1,395	BWX Technologies, Inc.	200,964
1,954	Byrna Technologies, Inc.*	60,339
1,722	Cadre Holdings, Inc.	54,846
638	Curtiss-Wright Corp.	311,695
948	Ducommun, Inc.*	78,333
287	Eve Holding, Inc.*(a)	1,969
14,265	General Dynamics Corp.	4,160,530
23,791	General Electric Co.	6,123,565
851	HEICO Corp.	279,128
1,605	HEICO Corp. Class A	415,294
503	Hexcel Corp.	28,414
9,182	Howmet Aerospace, Inc.	1,709,046
258	Huntington Ingalls Industries, Inc.	62,297
256	Intuitive Machines, Inc.*	2,783
248	Karman Holdings, Inc.*	12,492
4,239	Kratos Defense & Security Solutions, Inc.*	196,901
2,963	L3Harris Technologies, Inc.	743,239
3,169	Leonardo DRS, Inc.	147,295
1,469	Loar Holdings, Inc.*	126,584
4,202	Lockheed Martin Corp.	1,946,114
2,842	Mercury Systems, Inc.*	153,070
275	Moog, Inc. Class A	49,767
1,526	National Presto Industries, Inc.	149,487
2,414	Northrop Grumman Corp.	1,206,952
10,685	Park Aerospace Corp.	157,817
189	Redwire Corp.*	3,081
8,855	Rocket Lab Corp.*	316,743
60,683	RTX Corp.	8,860,932
15,501	Satellogic, Inc. Class A*	56,113
1,657	Spirit AeroSystems Holdings, Inc. Class A*	63,214
1,169	StandardAero, Inc.*	36,999
1,220	Textron, Inc.	97,954
3,426	TransDigm Group, Inc.	5,209,713
5,720	Triumph Group, Inc.*	147,290
396	V2X, Inc.*	19,226
8,988	Virgin Galactic Holdings, Inc.*(a)	24,537
615	Woodward, Inc.	150,730

		37,674,018

Air Freight & Logistics – 0.1%
1,725	CH Robinson Worldwide, Inc.	165,514

Shares	Description	Value

Common Stocks – (continued)

Air Freight & Logistics – (continued)
1,485	Expeditors International of Washington, Inc.	$169,661
3,305	FedEx Corp.	751,260
47	Forward Air Corp.*	1,153
448	GXO Logistics, Inc.*	21,818
325	Hub Group, Inc. Class A	10,865
31,806	International Distribution Services PLC	161,536
16,494	Radiant Logistics, Inc.*	100,283
10,597	United Parcel Service, Inc. Class B	1,069,661

		2,451,751

Automobile Components – 0.0%
679	Adient PLC*	13,213
1,752	Aptiv PLC*	119,521
327	Autoliv, Inc.	36,591
1,558	BorgWarner, Inc.	52,162
3,792	Cooper-Standard Holdings, Inc.*	81,528
1,236	Dana, Inc.	21,197
1,363	Dorman Products, Inc.*	167,199
119	Fox Factory Holding Corp.*	3,087
6,803	Garrett Motion, Inc.	71,500
2,390	Gentex Corp.	52,556
1,654	Gentherm, Inc.*	46,792
27	Goodyear Tire & Rubber Co.*	280
14,507	Holley, Inc.*	29,014
240	LCI Industries	21,886
411	Lear Corp.	39,037
8,691	Luminar Technologies, Inc.*(a)	24,943
295	Modine Manufacturing Co.*	29,058
10,047	Motorcar Parts of America, Inc.*	112,526
554	Patrick Industries, Inc.	51,118
333	Phinia, Inc.	14,815
22,175	Solid Power, Inc.*	48,563
2,106	Standard Motor Products, Inc.	64,696
2,539	Stoneridge, Inc.*	17,875
260	Visteon Corp.*	24,258
240	XPEL, Inc.*(b)	8,616

		1,152,031

Automobiles – 0.4%
59,312	Ford Motor Co.	643,535
14,580	General Motors Co.	717,482
1,110	Harley-Davidson, Inc.	26,196
207	Livewire Group, Inc.*	952
8,812	Rivian Automotive, Inc. Class A*	121,077
62,951	Tesla, Inc.*	19,997,015
380	Thor Industries, Inc.	33,748

The accompanying notes are an integral part of these financial statements.	1

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued) June 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Automobiles – (continued)
47	Winnebago Industries, Inc.	$1,363

		21,541,368

Banks – 1.9%
1,257	1st Source Corp.	78,022
2,409	ACNB Corp.	103,202
1,693	Amalgamated Financial Corp.	52,822
2,180	Amerant Bancorp, Inc.	39,741
1,941	Ameris Bancorp	125,583
3,239	Arrow Financial Corp.	85,574
1,431	Associated Banc-Corp.	34,902
285	Atlantic Union Bankshares Corp.	8,915
1,846	Axos Financial, Inc.*	140,370
1,058	Banc of California, Inc.	14,865
1,132	BancFirst Corp.	139,938
1,953	Bancorp, Inc.*	111,262
1,134	Bank First Corp.	133,415
300,074	Bank of America Corp.	14,199,502
1,501	Bank of Hawaii Corp.	101,363
4,543	Bank of Marin Bancorp	103,762
2,850	Bank of NT Butterfield & Son Ltd.	126,198
2,199	Bank OZK	103,485
2,282	Bank7 Corp.	95,456
2,272	BankUnited, Inc.	80,860
2,935	Bankwell Financial Group, Inc.	105,748
1,857	Banner Corp.	119,127
2,154	Bar Harbor Bankshares	64,534
4,512	BayCom Corp.	125,028
12,051	BCB Bancorp, Inc.	101,469
3,045	Berkshire Hills Bancorp, Inc.	76,247
15,968	Blue Foundry Bancorp*	152,814
27,272	Blue Ridge Bankshares, Inc.*	97,906
371	BOK Financial Corp.	36,221
7,752	Bridgewater Bancshares, Inc.*	123,334
9,807	Brookline Bancorp, Inc.	103,464
858	Burke & Herbert Financial Services Corp.	51,248
2,249	Business First Bancshares, Inc.	55,438
2,056	Byline Bancorp, Inc.	54,957
1,478	C&F Financial Corp.	91,237
2,631	Cadence Bank	84,139
6,909	California BanCorp*	108,886
2,202	Camden National Corp.	89,357
4,422	Capital Bancorp, Inc.	148,491
3,425	Capital City Bank Group, Inc.	134,774
10,717	Capitol Federal Financial, Inc.	65,374
5,376	Carter Bankshares, Inc.*	93,220
1,842	Cathay General Bancorp	83,866
3,916	Central Pacific Financial Corp.	109,765

Shares	Description	Value

Common Stocks – (continued)

Banks – (continued)
2,387	ChoiceOne Financial Services, Inc.	$68,507
32,516	Citigroup, Inc.	2,767,762
5,438	Citizens & Northern Corp.	102,996
7,255	Citizens Financial Group, Inc.	324,661
706	Citizens Financial Services, Inc.	41,456
805	City Holding Co.	98,548
6,456	Civista Bancshares, Inc.	149,779
3,366	CNB Financial Corp.	76,947
1,343	Coastal Financial Corp.*	130,096
6,661	Colony Bankcorp, Inc.	109,707
6,625	Columbia Banking System, Inc.	154,893
3,813	Columbia Financial, Inc.*	55,327
2,682	Comerica, Inc.	159,981
2,729	Commerce Bancshares, Inc.	169,662
1,910	Community Financial System, Inc.	108,622
1,752	Community Trust Bancorp, Inc.	92,716
6,512	Community West Bancshares	127,049
3,893	ConnectOne Bancorp, Inc.	90,162
1,301	Cullen/Frost Bankers, Inc.	167,231
922	Customers Bancorp, Inc.*	54,158
4,051	CVB Financial Corp.	80,169
3,899	Dime Community Bancshares, Inc.	105,039
2,594	Eagle Bancorp, Inc.	50,531
1	Eagle Financial Services, Inc.	31
2,619	East West Bancorp, Inc.	264,467
2,356	Eastern Bankshares, Inc.	35,976
2,885	Enterprise Bancorp, Inc.	114,361
2,564	Enterprise Financial Services Corp.	141,276
2,139	Equity Bancshares, Inc. Class A	87,271
1,644	Esquire Financial Holdings, Inc.	155,621
2,921	Farmers & Merchants Bancorp, Inc.	73,843
6,176	Farmers National Banc Corp.	85,167
11,258	FB Bancorp, Inc.*	126,653
1,358	FB Financial Corp.	61,517
1,535	Fidelity D&D Bancorp, Inc.	70,610
10,508	Fifth Third Bancorp	432,194
3,655	Financial Institutions, Inc.	93,860
5,224	Finwise Bancorp*	78,412
4,156	First BanCorp	86,569
3,760	First Bancorp, Inc.	95,542
2,465	First Bancorp/Southern Pines NC	108,682
7,372	First Bank	114,045
1,783	First Busey Corp.	40,804

2	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)

Banks – (continued)
2,477	First Business Financial Services, Inc.	$125,485
149	First Citizens BancShares, Inc. Class A	291,514
5,425	First Commonwealth Financial Corp.	88,048
2,046	First Community Bankshares, Inc.	80,142
10	First Community Corp.	244
2,402	First Financial Bancorp	58,273
3,209	First Financial Bankshares, Inc.	115,460
2,164	First Financial Corp.	117,267
4,025	First Foundation, Inc.*	20,528
3,718	First Hawaiian, Inc.	92,801
9,696	First Horizon Corp.	205,555
1,247	First Internet Bancorp	33,544
563	First Interstate BancSystem, Inc. Class A	16,226
2,305	First Merchants Corp.	88,282
1,887	First Mid Bancshares, Inc.	70,744
2	First National Corp.	39
16	First Western Financial, Inc.*	361
2,011	Firstsun Capital Bancorp*	69,882
3,622	Five Star Bancorp	103,372
9,963	Flagstar Financial, Inc.	105,608
4,715	Flushing Financial Corp.	56,014
3,502	FNB Corp.	51,059
2,391	FS Bancorp, Inc.	94,158
1,705	Fulton Financial Corp.	30,758
3,967	GBank Financial Holdings, Inc.*	140,471
2,402	German American Bancorp, Inc.	92,501
1,752	Glacier Bancorp, Inc.	75,476
1,215	Great Southern Bancorp, Inc.	71,418
2,810	Greene County Bancorp, Inc.	62,438
2,712	Guaranty Bancshares, Inc.	115,097
2,008	Hancock Whitney Corp.	115,259
5,421	Hanmi Financial Corp.	133,790
1	Hanover Bancorp, Inc.	23
4,384	HarborOne Bancorp, Inc.	51,205
3,416	HBT Financial, Inc.	86,117
8,810	Heritage Commerce Corp.	87,483
4,373	Heritage Financial Corp.	104,252
1,553	Hilltop Holdings, Inc.	47,134
420	Hingham Institution For Savings	104,307
2,165	Home Bancorp, Inc.	112,104
5,014	Home BancShares, Inc.	142,698
5,056	HomeStreet, Inc.*	66,082
2,674	HomeTrust Bancshares, Inc.	100,034
3,231	Hope Bancorp, Inc.	34,669
6,101	Horizon Bancorp, Inc.	93,833
24,673	Huntington Bancshares, Inc.	413,519

Shares	Description	Value

Common Stocks – (continued)

Banks – (continued)
4,599	Independent Bank Corp.	$191,688
1,145	International Bancshares Corp.	76,211
3,753	John Marshall Bancorp, Inc.	69,543
107,030	JPMorgan Chase & Co.	31,029,067
11,892	Kearny Financial Corp.	76,822
12,080	KeyCorp	210,434
1,176	Lakeland Financial Corp.	72,265
13,736	LINKBANCORP, Inc.	100,410
86	Live Oak Bancshares, Inc.	2,563
2,950	M&T Bank Corp.	572,271
2	MainStreet Bancshares, Inc.	38
1,337	Mercantile Bank Corp.	62,050
9	Meridian Corp.	116
2,826	Metrocity Bankshares, Inc.	80,767
1,661	Metropolitan Bank Holding Corp.*	116,270
4,387	Mid Penn Bancorp, Inc.	123,713
2,139	Middlefield Banc Corp.	64,405
4,713	Midland States Bancorp, Inc.	81,629
3,190	MidWestOne Financial Group, Inc.	91,776
2,858	MVB Financial Corp.	64,391
1,209	National Bank Holdings Corp. Class A	45,471
4,955	NB Bancorp, Inc.*	88,496
1,925	NBT Bancorp, Inc.	79,984
1,181	Nicolet Bankshares, Inc.	145,830
1,428	Northeast Bank	127,078
5,317	Northeast Community Bancorp, Inc.	123,594
7,810	Northfield Bancorp, Inc.	89,659
5,891	Northpointe Bancshares, Inc.	80,766
1,344	Northrim BanCorp, Inc.	125,341
7,411	Northwest Bancshares, Inc.	94,713
1,072	Norwood Financial Corp.	27,636
18,164	NU Holdings Ltd. Class A*	249,210
3,555	OceanFirst Financial Corp.	62,604
1,296	OFG Bancorp	55,469
8,389	Old National Bancorp	179,021
9	Old Point Financial Corp.	353
4,955	Old Second Bancorp, Inc.	87,902
6	OP Bancorp	78
1,870	Orange County Bancorp, Inc.	48,321
1,354	Origin Bancorp, Inc.	48,392
3,146	Orrstown Financial Services, Inc.	100,137
411	Pacific Premier Bancorp, Inc.	8,668
383	Park National Corp.	64,061
6,333	Parke Bancorp, Inc.	129,003
1,849	Pathward Financial, Inc.	146,293
58,478	Patriot National Bancorp, Inc.*	88,887
5,982	PCB Bancorp	125,502

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued) June 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Banks – (continued)
3,211	Peapack-Gladstone Financial Corp.	$90,711
4,685	Penns Woods Bancorp, Inc.	142,237
2,121	Peoples Bancorp, Inc.	64,775
1,323	Peoples Financial Services Corp.	65,317
1,730	Pinnacle Financial Partners, Inc.	191,009
12,480	Pioneer Bancorp, Inc.*	150,134
2,517	Plumas Bancorp	111,906
6,646	PNC Financial Services Group, Inc.	1,238,947
9,794	Ponce Financial Group, Inc.*	135,549
29,892	Popular, Inc.	3,294,397
770	Preferred Bank	66,640
9,085	Primis Financial Corp.	98,572
4	Princeton Bancorp, Inc.	122
2,119	Prosperity Bancshares, Inc.	148,839
11,103	Provident Bancorp, Inc.*	138,676
5,353	Provident Financial Services, Inc.	93,838
1,035	QCR Holdings, Inc.	70,277
5,438	RBB Bancorp	93,588
1,890	Red River Bancshares, Inc.	110,943
15,649	Regions Financial Corp.	368,064
1,423	Renasant Corp.	51,128
1,714	Republic Bancorp, Inc. Class A	125,311
4	Richmond Mutual BanCorp, Inc.	55
2,261	S&T Bancorp, Inc.	85,511
1,079	Seacoast Banking Corp. of Florida	29,802
1,454	ServisFirst Bancshares, Inc.	112,700
6,513	Shore Bancshares, Inc.	102,384
3,394	Sierra Bancorp	100,768
3,988	Simmons First National Corp. Class A	75,612
3,391	SmartFinancial, Inc.	114,548
2,672	South Plains Financial, Inc.	96,299
2,946	Southern First Bancshares, Inc.*	112,036
1,615	Southern Missouri Bancorp, Inc.	88,470
2,709	Southern States Bancshares, Inc.	98,526
2,538	Southside Bancshares, Inc.	74,693
1,686	SouthState Corp.	155,163
2,099	Stellar Bancorp, Inc.	58,730
23,246	Sterling Bancorp, Inc.*(c)	—
1,942	Stock Yards Bancorp, Inc.	153,379
2,809	Synovus Financial Corp.	145,366
791	Texas Capital Bancshares, Inc.*	62,805
4,226	TFS Financial Corp.	54,727

Shares	Description	Value

Common Stocks – (continued)

Banks – (continued)
3,582	Third Coast Bancshares, Inc.*	$117,024
3,341	Timberland Bancorp, Inc.	104,239
1,738	Tompkins Financial Corp.	109,025
3,591	Towne Bank	122,740
1,200	TriCo Bancshares	48,588
186	Triumph Financial, Inc.*	10,250
20,544	Truist Financial Corp.	883,187
2,560	TrustCo Bank Corp.	85,555
2,051	Trustmark Corp.	74,779
25,440	U.S. Bancorp	1,151,160
1,500	UMB Financial Corp.	157,740
19	Union Bankshares, Inc.	506
2,734	United Bankshares, Inc.	99,600
2,046	United Community Banks, Inc.	60,950
2,968	Unity Bancorp, Inc.	139,733
4,147	Univest Financial Corp.	124,576
6,035	USCB Financial Holdings, Inc.	99,819
19,412	Valley National Bancorp	173,349
1,706	Veritex Holdings, Inc.	44,527
1,063	WaFd, Inc.	31,125
2,596	Washington Trust Bancorp, Inc.	73,415
40,870	Webster Financial Corp.	2,231,502
153,508	Wells Fargo & Co.	12,299,061
2,294	WesBanco, Inc.	72,559
4,789	West BanCorp, Inc.	94,008
1,555	Westamerica BanCorp	75,324
2,357	Western Alliance Bancorp	183,799
1,283	Wintrust Financial Corp.	159,066
1,842	WSFS Financial Corp.	101,310
2,553	Zions Bancorp NA	132,603

		93,016,626

Beverages – 0.2%
318	Boston Beer Co., Inc. Class A*	60,678
1,255	Brown-Forman Corp. Class B	33,772
564	Brown-Forman Corp. Class A	15,493
1,240	Celsius Holdings, Inc.*	57,524
76,744	Coca-Cola Co.	5,429,638
1,776	Coca-Cola Consolidated, Inc.	198,290
2,033	Constellation Brands, Inc. Class A	330,728
20,099	Keurig Dr. Pepper, Inc.	664,473
261	MGP Ingredients, Inc.	7,822
4,221	Molson Coors Beverage Co. Class B	202,988
16,615	Monster Beverage Corp.*	1,040,764
2,161	National Beverage Corp.*	93,442
23,542	PepsiCo, Inc.	3,108,486
7,298	Primo Brands Corp.	216,167
2,955	Vita Coco Co., Inc.*	106,675

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)

Beverages – (continued)
178	Zevia PBC Class A*	$573

		11,567,513

Biotechnology – 0.7%
240	89bio, Inc.*	2,357
40,062	AbbVie, Inc.	7,436,308
10,515	Abeona Therapeutics, Inc.*	59,725
4,278	Absci Corp.*	10,994
1,241	ACADIA Pharmaceuticals, Inc.*	26,768
33	Actuate Therapeutics, Inc.*	202
44,363	Acumen Pharmaceuticals, Inc.*	51,461
408	ADC Therapeutics SA*	1,093
9,475	ADMA Biologics, Inc.*	172,540
21,851	Adverum Biotechnologies, Inc.*	46,980
5,579	Agenus, Inc.*(a)	25,496
70	Agios Pharmaceuticals, Inc.*	2,328
29,689	Akebia Therapeutics, Inc.*	108,068
3,651	Akero Therapeutics, Inc.*	194,817
14,395	Aldeyra Therapeutics, Inc.*	55,133
18,854	Alector, Inc.*	26,396
6,600	Alkermes PLC*	188,826
10,774	Allogene Therapeutics, Inc.*	12,175
3,146	Alnylam Pharmaceuticals, Inc.*	1,025,879
3,264	Altimmune, Inc.*(a)	12,632
11,092	Amgen, Inc.	3,096,997
11,400	Amicus Therapeutics, Inc.*	65,322
378	AnaptysBio, Inc.*	8,392
14,195	Anavex Life Sciences Corp.*	130,878
5,228	Anika Therapeutics, Inc.*	55,312
10,591	Annexon, Inc.*	25,418
621	Apellis Pharmaceuticals, Inc.*	10,750
180	Apogee Therapeutics, Inc.*	7,817
89,655	Applied Therapeutics, Inc.*(a)	27,892
17,668	Arbutus Biopharma Corp.*	54,594
206	Arcellx, Inc.*	13,565
1,223	Arcturus Therapeutics Holdings, Inc.*	15,911
285	Arcus Biosciences, Inc.*	2,320
7,442	Arcutis Biotherapeutics, Inc.*	104,337
1,328	Ardelyx, Inc.*	5,206
1,564	ArriVent Biopharma, Inc.*	34,048
679	Arrowhead Pharmaceuticals, Inc.*	10,728
5,955	ARS Pharmaceuticals, Inc.*	103,915
16,445	Artiva Biotherapeutics, Inc.*(a)	24,832
6,695	Astria Therapeutics, Inc.*	35,885
16,421	aTyr Pharma, Inc.*(a)	83,254
6,314	Aura Biosciences, Inc.*	39,526
663	Aurinia Pharmaceuticals, Inc.*	5,616

Shares	Description	Value

Common Stocks – (continued)

Biotechnology – (continued)
592	Avidity Biosciences, Inc.*	$16,813
16,794	Avita Medical, Inc.*(a)	88,840
538	Beam Therapeutics, Inc.*	9,151
8,804	Benitec Biopharma, Inc.*	103,007
1,037	Bicara Therapeutics, Inc.*	9,634
11,933	BioCryst Pharmaceuticals, Inc.*	106,920
1,358	Biogen, Inc.*	170,551
509	Biohaven Ltd.*	7,182
1,200	BioMarin Pharmaceutical, Inc.*	65,964
14,718	Biomea Fusion, Inc.*(a)	26,492
5,356	Black Diamond Therapeutics, Inc.*	13,283
616	Blueprint Medicines Corp.*	78,959
4,017	Bridgebio Pharma, Inc.*	173,454
26	Bright Minds Biosciences, Inc.*	679
18,962	C4 Therapeutics, Inc.*	27,116
13,860	Cabaletta Bio, Inc.*	21,067
3,234	Candel Therapeutics, Inc.*	16,364
644	Capricor Therapeutics, Inc.*(a)	6,395
8,590	Cardiff Oncology, Inc.*(a)	27,059
1,202	CareDx, Inc.*	23,487
5,469	Cargo Therapeutics, Inc.*	22,532
31,492	Caribou Biosciences, Inc.*	39,680
3,169	Cartesian Therapeutics, Inc.*	32,926
6,043	Catalyst Pharmaceuticals, Inc.*	131,133
3,969	Celcuity, Inc.*	52,986
41,635	Century Therapeutics, Inc.*	23,261
314	CG oncology, Inc.*	8,164
20,097	Cibus, Inc.*(a)	27,734
2,777	Cidara Therapeutics, Inc.*	135,268
23,200	Climb Bio, Inc.*	28,768
2,044	Cogent Biosciences, Inc.*	14,676
56,176	Coherus Oncology, Inc.*	41,082
14,794	Compass Therapeutics, Inc.*	38,464
3,899	Corbus Pharmaceuticals Holdings, Inc.*(a)	26,903
15,573	Corvus Pharmaceuticals, Inc.*(a)	62,292
599	Crinetics Pharmaceuticals, Inc.*	17,227
2,768	Cullinan Therapeutics, Inc.*	20,843
262	Cytokinetics, Inc.*	8,657
12,085	CytomX Therapeutics, Inc.*	27,433
1,596	Day One Biopharmaceuticals, Inc.*	10,374
43	Denali Therapeutics, Inc.*	602
8,497	Design Therapeutics, Inc.*	28,635
14,743	DiaMedica Therapeutics, Inc.*	57,498
783	Dianthus Therapeutics, Inc.*	14,587
399	Disc Medicine, Inc.*	21,131

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued) June 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Biotechnology – (continued)
5,076	Dynavax Technologies Corp.*	$50,354
169	Dyne Therapeutics, Inc.*	1,609
13,637	Editas Medicine, Inc.*	30,001
21,569	Eledon Pharmaceuticals, Inc.*	58,452
765	Emergent BioSolutions, Inc.*	4,881
5,849	Enanta Pharmaceuticals, Inc.*	44,218
3,534	Entrada Therapeutics, Inc.*	23,749
5,132	Erasca, Inc.*	6,518
4,242	Exact Sciences Corp.*	225,420
8,647	Exelixis, Inc.*	381,117
18,339	Fate Therapeutics, Inc.*	20,540
35	Fennec Pharmaceuticals, Inc.*	291
9,203	Foghorn Therapeutics, Inc.*	43,254
12,344	Genelux Corp.*(a)	35,427
3,416	Geron Corp.*	4,817
24,205	Gilead Sciences, Inc.	2,683,608
71,111	Gossamer Bio, Inc.*	87,467
1,503	GRAIL, Inc.*	77,284
8,106	Greenwich Lifesciences, Inc.*	73,521
3,088	Gyre Therapeutics, Inc.*	22,697
5,204	Halozyme Therapeutics, Inc.*	270,712
24,958	Heron Therapeutics, Inc.*	51,663
17,632	HilleVax, Inc.*	35,088
2,201	Humacyte, Inc.*(a)	4,600
74	Ideaya Biosciences, Inc.*	1,555
4,199	Immatics NV*	22,591
1,067	ImmunityBio, Inc.*	2,817
415	Immunome, Inc.*	3,860
461	Immunovant, Inc.*	7,376
2,676	Incyte Corp.*	182,236
29	Inhibikase Therapeutics, Inc.*	57
94	Inmune Bio, Inc.*	217
22,659	Inovio Pharmaceuticals, Inc.*(a)	46,111
4,431	Inozyme Pharma, Inc.*(a)	17,724
3,690	Insmed, Inc.*	371,362
25,974	Invivyd, Inc.*	18,571
1,149	Ionis Pharmaceuticals, Inc.*	45,397
17,821	Ironwood Pharmaceuticals, Inc.*	12,781
2,052	iTeos Therapeutics, Inc.*	20,458
3,897	Jade Biosciences, Inc.	38,931
71	Janux Therapeutics, Inc.*	1,640
7,295	Jasper Therapeutics, Inc.*	40,487
4,378	Kalaris Therapeutics, Inc.*	11,689
2,204	KalVista Pharmaceuticals, Inc.*	24,916
13,856	Karyopharm Therapeutics, Inc.*(a)	59,719
348	Keros Therapeutics, Inc.*	4,646
221	Kiniksa Pharmaceuticals International PLC*	6,115
13,607	Kodiak Sciences, Inc.*	50,754
1,970	Korro Bio, Inc.*	24,605
190	Krystal Biotech, Inc.*	26,117

Shares	Description	Value

Common Stocks – (continued)

Biotechnology – (continued)
263	Kymera Therapeutics, Inc.*	$11,477
11,097	Kyverna Therapeutics, Inc.*(a)	34,068
14,124	Larimar Therapeutics, Inc.*	40,818
7,845	Lexeo Therapeutics, Inc.*	31,537
17,667	Lexicon Pharmaceuticals, Inc.*	16,708
66,380	Lineage Cell Therapeutics, Inc.*(a)	60,233
1,734	Lyell Immunopharma, Inc.*	15,329
19,319	MacroGenics, Inc.*	23,376
414	Madrigal Pharmaceuticals, Inc.*	125,293
16,144	MannKind Corp.*	60,379
6,504	MeiraGTx Holdings PLC*	42,406
56	Metsera, Inc.*	1,593
7,440	MiMedx Group, Inc.*	45,458
220	Mineralys Therapeutics, Inc.*	2,977
3,195	Mirum Pharmaceuticals, Inc.*	162,594
177	Moderna, Inc.*	4,883
2,180	Monopar Therapeutics, Inc.*	78,000
513	Monte Rosa Therapeutics, Inc.*	2,314
4,282	Myriad Genetics, Inc.*	22,737
16,677	Natera, Inc.*	2,817,412
1,450	Neurocrine Biosciences, Inc.*	182,251
18,410	Nkarta, Inc.*	30,561
790	Novavax, Inc.*	4,977
242	Nuvalent, Inc. Class A*	18,465
72	Nuvectis Pharma, Inc.*	538
36,860	Ocugen, Inc.*(a)	35,769
5,786	Olema Pharmaceuticals, Inc.*	24,648
33,693	Organogenesis Holdings, Inc.*	123,316
72	ORIC Pharmaceuticals, Inc.*	731
529	Oruka Therapeutics, Inc.	5,930
22,429	Outlook Therapeutics, Inc.*(a)	35,886
5,621	Palvella Therapeutics, Inc.*	126,697
5,974	Perspective Therapeutics, Inc.*	20,551
58,940	PMV Pharmaceuticals, Inc.*	62,476
8	Praxis Precision Medicines, Inc.*	336
16,574	Precigen, Inc.*	23,535
23,023	Prime Medicine, Inc.*(a)	56,867
32,098	ProKidney Corp.*(a)	19,005
4,331	Protagonist Therapeutics, Inc.*	239,374
60,359	Protalix BioTherapeutics, Inc.*	89,331
2,659	Prothena Corp. PLC*	16,140
1,737	PTC Therapeutics, Inc.*	84,835
10,584	Puma Biotechnology, Inc.*	36,303
2,981	RAPT Therapeutics, Inc.*	23,848
1,911	Recursion Pharmaceuticals, Inc. Class A*(a)	9,670

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)

Biotechnology – (continued)
1,387	Regeneron Pharmaceuticals, Inc.	$728,175
342	REGENXBIO, Inc.*	2,808
92	Regulus Therapeutics, Inc.*	107
84,823	Renovaro, Inc.*	24,505
6,837	Replimune Group, Inc.*	63,516
394	Revolution Medicines, Inc.*	14,495
6,991	Rezolute, Inc.*(a)	31,180
2,383	Rhythm Pharmaceuticals, Inc.*	150,582
5,455	Rigel Pharmaceuticals, Inc.*	102,172
5,467	Rocket Pharmaceuticals, Inc.*	13,394
2,591	Sage Therapeutics, Inc.*	23,630
84	Sana Biotechnology, Inc.*	229
94,914	Sangamo Therapeutics, Inc.*	51,377
640	Sarepta Therapeutics, Inc.*	10,944
13,174	Savara, Inc.*	30,037
4,756	Scholar Rock Holding Corp.*	168,458
537	SELLAS Life Sciences Group, Inc.*	1,176
28,073	Sera Prognostics, Inc. Class A*	77,762
4,996	Seres Therapeutics, Inc.*(a)	55,506
516	Sionna Therapeutics, Inc.*	8,953
16,061	Skye Bioscience, Inc.*(a)	67,135
2,303	Soleno Therapeutics, Inc.*	192,945
2,123	Solid Biosciences, Inc.*	10,339
1,025	SpringWorks Therapeutics, Inc.*	48,165
188	Spyre Therapeutics, Inc.*	2,814
231	Stoke Therapeutics, Inc.*	2,622
7,797	Summit Therapeutics, Inc.*(a)	165,920
40,219	Sutro Biopharma, Inc.*	28,712
447	Syndax Pharmaceuticals, Inc.*	4,186
531	Tango Therapeutics, Inc.*(a)	2,719
932	Taysha Gene Therapies, Inc.*	2,153
546	Tectonic Therapeutic, Inc.*	10,849
55,540	Tenaya Therapeutics, Inc.*(a)	33,946
28,144	Tevogen Bio Holdings, Inc.*(a)	35,180
5,262	TG Therapeutics, Inc.*	189,379
1,720	Tourmaline Bio, Inc.*	27,503
8,006	Travere Therapeutics, Inc.*	118,489
13,730	TriSalus Life Sciences, Inc.*	74,829
23,551	TScan Therapeutics, Inc.*	34,149
145	TuHURA Biosciences, Inc.*	323
333	Twist Bioscience Corp.*	12,251
1,336	Tyra Biosciences, Inc.*	12,786
728	Ultragenyx Pharmaceutical, Inc.*	26,470
818	United Therapeutics Corp.*	235,052
12,371	UroGen Pharma Ltd.*	169,483
18,121	Vanda Pharmaceuticals, Inc.*	85,531
80,168	Vaxart, Inc.*(a)	36,236
290	Vera Therapeutics, Inc.*	6,832

Shares	Description	Value

Common Stocks – (continued)

Biotechnology – (continued)
4,624	Veracyte, Inc.*	$124,987
13,722	Verastem, Inc.*	56,946
1,308	Vericel Corp.*	55,655
5,595	Vertex Pharmaceuticals, Inc.*	2,490,894
2,061	Vigil Neuroscience, Inc.*	16,385
49	Viking Therapeutics, Inc.*	1,299
310	Viridian Therapeutics, Inc.*	4,334
148,856	Vor BioPharma, Inc.*(a)	241,147
10,237	Voyager Therapeutics, Inc.*	31,837
15,097	XBiotech, Inc.*	44,838
118	Xencor, Inc.*	927
428	Xenon Pharmaceuticals, Inc.*	13,396
2,415	XOMA Royalty Corp.*	60,858
14,457	Y-mAbs Therapeutics, Inc.*	65,201
2,741	Zenas Biopharma, Inc.*(a)	26,560
14,407	Zentalis Pharmaceuticals, Inc.*	16,712
36,005	Zura Bio Ltd.*	37,805
5,921	Zymeworks, Inc.*	74,309

		32,019,712

Broadline Retail – 1.8%
39,293	1stdibs.com, Inc.*	108,056
393,517	Amazon.com, Inc.*	86,333,695
26,836	Coupang, Inc.*	804,007
51	Dillard’s, Inc. Class A	21,309
8,909	eBay, Inc.	663,364
851	Etsy, Inc.*	42,686
242	Groupon, Inc.*	8,095
109	Kohl’s Corp.	924
2,541	Macy’s, Inc.	29,628
1,378	Ollie’s Bargain Outlet Holdings, Inc.*	181,593
4,597	QVC Group, Inc.*	12,642
601	Savers Value Village, Inc.*	6,130

		88,212,129

Building Products – 0.1%
1,220	A.O. Smith Corp.	79,995
1,210	AAON, Inc.	89,238
180	Advanced Drainage Systems, Inc.	20,675
1,700	Allegion PLC	245,004
169	American Woodmark Corp.*	9,020
160	Apogee Enterprises, Inc.	6,496
1,088	Armstrong World Industries, Inc.	176,735
1,362	AZEK Co., Inc.*	74,025
376	AZZ, Inc.	35,524
632	Builders FirstSource, Inc.*	73,748
501	Carlisle Cos., Inc.	187,073
12,675	Carrier Global Corp.	927,683
312	CSW Industrials, Inc.	89,491
543	Fortune Brands Innovations, Inc.	27,954

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued) June 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Building Products – (continued)
207	Gibraltar Industries, Inc.*	$12,213
349	Griffon Corp.	25,257
679	Hayward Holdings, Inc.*	9,370
1,468	Insteel Industries, Inc.	54,624
1,203	Janus International Group, Inc.*	9,792
5,951	JELD-WEN Holding, Inc.*	23,328
11,106	Johnson Controls International PLC	1,173,016
693	Lennox International, Inc.	397,255
1,986	Masco Corp.	127,819
1,042	Masterbrand, Inc.*	11,389
397	Owens Corning	54,595
961	Resideo Technologies, Inc.*	21,200
450	Simpson Manufacturing Co., Inc.	69,890
745	Tecnoglass, Inc.	57,633
5,045	Trane Technologies PLC	2,206,733
232	Trex Co., Inc.*	12,616
368	UFP Industries, Inc.	36,565
2,689	Zurn Elkay Water Solutions Corp.	98,337

		6,444,293

Capital Markets – 1.1%
3,057	Acadian Asset Management, Inc.	107,729
299	Affiliated Managers Group, Inc.	58,834
5,135	AlTi Global, Inc.*	21,310
2,054	Ameriprise Financial, Inc.	1,096,281
4,082	ARES Management Corp. Class A	707,002
1,568	Artisan Partners Asset Management, Inc. Class A	69,509
21,265	B Riley Financial, Inc.*(a)	63,157
6	Bakkt Holdings, Inc.*	84
13,473	Bank of New York Mellon Corp.	1,227,525
4,564	BGC Group, Inc. Class A	46,690
2,589	Blackrock, Inc.	2,716,508
15,829	Blackstone, Inc.	2,367,702
5,760	Blue Owl Capital, Inc.	110,650
1,411	Bridge Investment Group Holdings, Inc. Class A	14,124
751	Brookfield Asset Management Ltd. Class A	41,515
989	Carlyle Group, Inc.	50,835
2,203	Cboe Global Markets, Inc.	513,762
29,576	Charles Schwab Corp.	2,698,514
20,460	CME Group, Inc.	5,639,185
1,122	Cohen & Steers, Inc.	84,543
2,278	Coinbase Global, Inc. Class A*	798,416

Shares	Description	Value

Common Stocks – (continued)

Capital Markets – (continued)
1,005	Diamond Hill Investment Group, Inc.	$146,037
665	Donnelley Financial Solutions, Inc.*	40,997
98	Evercore, Inc. Class A	26,462
599	FactSet Research Systems, Inc.	267,921
3,264	Federated Hermes, Inc.	144,660
1,454	Forge Global Holdings, Inc.*	27,684
1,683	Franklin Resources, Inc.	40,140
753	Freedom Holding Corp.*	109,976
6,970	GCM Grosvenor, Inc. Class A	80,573
719	Hamilton Lane, Inc. Class A	102,184
1,060	Houlihan Lokey, Inc.	190,747
6,675	Innventure, Inc.*	32,040
6,369	Interactive Brokers Group, Inc. Class A	352,906
9,892	Intercontinental Exchange, Inc.	1,814,885
2,266	Invesco Ltd.	35,735
911	Janus Henderson Group PLC	35,383
2,114	Jefferies Financial Group, Inc.	115,615
11,454	KKR & Co., Inc.	1,523,726
219	Lazard, Inc.	10,508
1,683	LPL Financial Holdings, Inc.	631,074
123	Marex Group PLC	4,855
744	MarketAxess Holdings, Inc.	166,165
886	Moelis & Co. Class A	55,216
10,087	Moody’s Corp.	5,059,538
59,752	Morgan Stanley	8,416,667
375	Morningstar, Inc.	117,724
1,377	MSCI, Inc.	794,171
7,342	Nasdaq, Inc.	656,522
3,677	Northern Trust Corp.	466,207
14,461	Open Lending Corp.*	28,054
1,440	Oppenheimer Holdings, Inc. Class A	94,709
6,404	P10, Inc. Class A	65,449
5,041	Patria Investments Ltd. Class A	70,876
1,358	Perella Weinberg Partners	26,372
287	Piper Sandler Cos.	79,769
653	PJT Partners, Inc. Class A	107,752
3,340	Raymond James Financial, Inc.	512,256
11,710	Robinhood Markets, Inc. Class A*	1,096,407
14,857	S&P Global, Inc.	7,833,948
1,752	SEI Investments Co.	157,435
8	Siebert Financial Corp.*	35
5,442	State Street Corp.	578,702
532	StepStone Group, Inc. Class A	29,526
1,337	Stifel Financial Corp.	138,754
2,256	StoneX Group, Inc.*	205,612
2,316	T. Rowe Price Group, Inc.	223,494

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)

Capital Markets – (continued)
1,223	TPG, Inc.	$64,146
17,180	Tradeweb Markets, Inc. Class A	2,515,152
2,082	Value Line, Inc.	81,510
598	Victory Capital Holdings, Inc. Class A	38,075
3,798	Virtu Financial, Inc. Class A	170,112
240	Virtus Investment Partners, Inc.	43,536
7,097	WisdomTree, Inc.	81,686
204	XP, Inc. Class A	4,121

		54,147,681

Chemicals – 0.5%
1,158	AdvanSix, Inc.	27,502
3,328	Air Products & Chemicals, Inc.	938,696
16	Albemarle Corp.	1,003
35,336	Alto Ingredients, Inc.*	40,636
7,630	American Vanguard Corp.*	29,910
8,682	Arq, Inc.*	46,622
290	Ashland, Inc.	14,581
911	ASP Isotopes, Inc.*(a)	6,705
700	Aspen Aerogels, Inc.*	4,144
180	Avient Corp.	5,816
1,272	Axalta Coating Systems Ltd.*	37,766
666	Balchem Corp.	106,027
579	Cabot Corp.	43,425
502	Celanese Corp.	27,776
2,399	CF Industries Holdings, Inc.	220,708
848	Chemours Co.	9,710
11,721	Corteva, Inc.	873,566
69,208	Dow, Inc.	1,832,628
4,561	DuPont de Nemours, Inc.	312,839
459	Eastman Chemical Co.	34,269
4,488	Ecolab, Inc.	1,209,247
521	Element Solutions, Inc.	11,801
4,180	Flotek Industries, Inc.*	61,697
164	FMC Corp.	6,847
14	Ginkgo Bioworks Holdings, Inc.*	157
853	Hawkins, Inc.	121,211
826	HB Fuller Co.	49,684
545	Huntsman Corp.	5,679
205	Ingevity Corp.*	8,833
557	Innospec, Inc.	46,838
2,562	International Flavors & Fragrances, Inc.	188,435
2,031	Intrepid Potash, Inc.*	72,568
864	Koppers Holdings, Inc.	27,778
3,945	Kronos Worldwide, Inc.	24,459
24,552	Linde PLC	11,519,307
2,441	LSB Industries, Inc.*	19,040
1,081	LyondellBasell Industries NV Class A	62,547

Shares	Description	Value

Common Stocks – (continued)

Chemicals – (continued)
469	Minerals Technologies, Inc.	$25,828
4,156	Mosaic Co.	151,611
204	NewMarket Corp.	140,935
69,711	Origin Materials, Inc.*	33,684
2,622	Orion SA	27,505
9,337	Perimeter Solutions, Inc.*	129,971
2,588	PPG Industries, Inc.	294,385
731	PureCycle Technologies, Inc.*(a)	10,015
69	Quaker Chemical Corp.	7,724
119	Rayonier Advanced Materials, Inc.*	458
2,200	Resonac Holdings Corp.	50,976
1,620	RPM International, Inc.	177,941
132	Scotts Miracle-Gro Co.	8,707
1,537	Sensient Technologies Corp.	151,425
15,908	Sherwin-Williams Co.	5,462,171
106	Solesence, Inc.*	462
830	Stepan Co.	45,301
21,136	Trinseo PLC	65,944
128	Westlake Corp.	9,719

		24,845,219

Commercial Services & Supplies – 0.4%
908	ABM Industries, Inc.	42,867
10,029	ACCO Brands Corp.	35,904
1,001	ACV Auctions, Inc. Class A*	16,236
1,191	Brady Corp. Class A	80,952
694	BrightView Holdings, Inc.*	11,555
974	Brink’s Co.	86,968
1,748	Casella Waste Systems, Inc. Class A*	201,684
1,216	CECO Environmental Corp.*	34,425
522	Cimpress PLC*	24,534
23,388	Cintas Corp.	5,212,484
3,180	Civeo Corp.	73,426
619	Clean Harbors, Inc.*	143,100
2,554	CompX International, Inc.	67,860
65,350	Copart, Inc.*	3,206,725
7,450	CoreCivic, Inc.*	156,972
3,065	Deluxe Corp.	48,764
7,304	Driven Brands Holdings, Inc.*	128,258
8,479	Ennis, Inc.	153,809
1,230	Enviri Corp.*	10,676
7,083	GEO Group, Inc.*	169,638
8,474	Healthcare Services Group, Inc.*	127,364
1,589	HNI Corp.	78,147
5,239	Interface, Inc.	109,652
165,802	LanzaTech Global, Inc.*(a)	44,966
4,838	Liquidity Services, Inc.*	114,128
1,238	MillerKnoll, Inc.	24,042
541	MSA Safety, Inc.	90,634
10,525	NL Industries, Inc.	67,360
2,242	OPENLANE, Inc.*	54,817

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued) June 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Commercial Services & Supplies – (continued)
15	Perma-Fix Environmental Services, Inc.*	$158
11,136	Pitney Bowes, Inc.	121,494
8,382	Quad/Graphics, Inc.	47,358
64	RB Global, Inc.	6,796
3,771	Republic Services, Inc.	929,966
7,485	Rollins, Inc.	422,304
4,293	Steelcase, Inc. Class A	44,776
1,643	Tetra Tech, Inc.	59,082
410	UniFirst Corp.	77,170
3,944	Veralto Corp.	398,147
1,214	Vestis Corp.	6,956
5,320	Virco Mfg. Corp.	42,454
750	VSE Corp.	98,235
25,247	Waste Management, Inc.	5,777,019

		18,649,862

Communications Equipment – 0.4%
6,989	ADTRAN Holdings, Inc.*	62,691
240	Applied Optoelectronics, Inc.*	6,166
22,129	Arista Networks, Inc.*	2,264,018
1,387	Aviat Networks, Inc.*	33,357
15	BK Technologies Corp.*	707
940	Calix, Inc.*	49,999
2,445	Ciena Corp.*	198,852
175,792	Cisco Systems, Inc.	12,196,449
1,008	Clearfield, Inc.*	43,757
15,654	CommScope Holding Co., Inc.*	129,615
478	Digi International, Inc.*	16,663
1,205	F5, Inc.*	354,656
865	Harmonic, Inc.*	8,191
13	Inseego Corp.*	107
5,559	Juniper Networks, Inc.	221,971
878	Lumentum Holdings, Inc.*	83,463
3,183	Motorola Solutions, Inc.	1,338,324
3,861	NETGEAR, Inc.*	112,239
1,414	NetScout Systems, Inc.*	35,081
8,495	Ribbon Communications, Inc.*	34,065
24	Ubiquiti, Inc.	9,880
4,886	Viavi Solutions, Inc.*	49,202

		17,249,453

Construction & Engineering – 0.1%
2,471	AECOM	278,877
2,875	API Group Corp.*	146,769
241	Arcosa, Inc.	20,897
582	Argan, Inc.	128,319
1,287	Bowman Consulting Group Ltd.*	37,001
181	Centuri Holdings, Inc.*	4,062
721	Comfort Systems USA, Inc.	386,607
2,540	Concrete Pumping Holdings, Inc.	15,621

Shares	Description	Value

Common Stocks – (continued)

Construction & Engineering – (continued)
1,299	Construction Partners, Inc. Class A*	$138,058
214	Dycom Industries, Inc.*	52,299
764	EMCOR Group, Inc.	408,656
733	Fluor Corp.*	37,581
1,737	Granite Construction, Inc.	162,427
3,275	Great Lakes Dredge & Dock Corp.*	39,922
508	IES Holdings, Inc.*	150,485
600	Limbach Holdings, Inc.*	84,060
1,425	MasTec, Inc.*	242,863
1,510	Matrix Service Co.*	20,400
90	MYR Group, Inc.*	16,330
1,551	NWPX Infrastructure, Inc.*	63,607
1,156	Orion Group Holdings, Inc.*	10,485
1,833	Primoris Services Corp.	142,864
2,995	Quanta Services, Inc.	1,132,350
887	Sterling Infrastructure, Inc.*	204,658
1,318	Tutor Perini Corp.*	61,656
409	Valmont Industries, Inc.	133,567
335	WillScot Holdings Corp.	9,179

		4,129,600

Construction Materials – 0.0%
121	Eagle Materials, Inc.	24,455
1,247	Knife River Corp.*	101,805
827	Martin Marietta Materials, Inc.	453,990
1,903	Smith-Midland Corp.*	63,865
137	Titan America SA*	1,710
661	U.S. Lime & Minerals, Inc.	65,968
1,994	Vulcan Materials Co.	520,075

		1,231,868

Consumer Finance – 0.2%
1,448	Ally Financial, Inc.	56,400
10,205	American Express Co.	3,255,191
1,774	Atlanticus Holdings Corp.*	97,126
1,391	Bread Financial Holdings, Inc.	79,454
10,739	Capital One Financial Corp.	2,284,830
5,936	Consumer Portfolio Services, Inc.*	58,351
26	Credit Acceptance Corp.*	13,245
186	Dave, Inc.*	49,924
45	Encore Capital Group, Inc.*	1,742
1,137	Enova International, Inc.*	126,798
11,294	EZCORP, Inc. Class A*	156,761
1,213	FirstCash Holdings, Inc.	163,925
354	Green Dot Corp. Class A*	3,816
795	LendingClub Corp.*	9,564
318	LendingTree, Inc.*	11,788
4,719	Moneylion, Inc.*(c)	425
498	Navient Corp.	7,022
304	Nelnet, Inc. Class A	36,820
233	NerdWallet, Inc. Class A*	2,556

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)

Consumer Finance – (continued)
1,105	OneMain Holdings, Inc.	$62,985
7,489	Oportun Financial Corp.*	53,621
2,685	OppFi, Inc.(a)	37,563
167	PRA Group, Inc.*	2,463
495	PROG Holdings, Inc.	14,528
1,732	Regional Management Corp.	50,592
5,146	SLM Corp.	168,737
16,249	SoFi Technologies, Inc.*	295,894
6,723	Synchrony Financial	448,693
1,617	Upstart Holdings, Inc.*	104,588
1	Vroom, Inc.*	29
132	World Acceptance Corp.*	21,796

		7,677,227

Consumer Staples Distribution & Retail – 0.9%
10,650	Albertsons Cos., Inc. Class A	229,082
333	Andersons, Inc.	12,238
3,449	BJ’s Wholesale Club Holdings, Inc.*	371,906
929	Casey’s General Stores, Inc.	474,041
2,838	Chefs’ Warehouse, Inc.*	181,093
21,297	Costco Wholesale Corp.	21,082,752
3,125	Dollar General Corp.	357,438
2,248	Dollar Tree, Inc.*	222,642
374	Grocery Outlet Holding Corp.*	4,645
4,704	Guardian Pharmacy Services, Inc. Class A*	100,242
14,329	HF Foods Group, Inc.*	45,566
1,596	Ingles Markets, Inc. Class A	101,154
12,610	Kroger Co.	904,515
5,165	Maplebear, Inc.*	233,665
3,164	Natural Grocers by Vitamin Cottage, Inc.	124,187
3,367	Performance Food Group Co.*	294,512
1,415	PriceSmart, Inc.	148,632
4,819	SpartanNash Co.	127,655
2,885	Sprouts Farmers Market, Inc.*	474,986
9,829	Sysco Corp.	744,448
6,219	Target Corp.	613,504
5,090	U.S. Foods Holding Corp.*	391,981
7,829	United Natural Foods, Inc.*	182,494
4,146	Village Super Market, Inc. Class A	159,621
4,569	Walgreens Boots Alliance, Inc.	52,452
189,724	Walmart, Inc.	18,551,213
2,235	Weis Markets, Inc.	162,015

		46,348,679

Containers & Packaging – 0.2%
29,380	Amcor PLC	270,002
831	AptarGroup, Inc.	129,993
201	Ardagh Metal Packaging SA	860

Shares	Description	Value

Common Stocks – (continued)

Containers & Packaging – (continued)
655	Avery Dennison Corp.	$114,933
1,906	Ball Corp.	106,907
29,197	Crown Holdings, Inc.	3,006,707
2,382	Graphic Packaging Holding Co.	50,189
216	Greif, Inc. Class A	14,038
7,084	International Paper Co.	331,744
1,789	Myers Industries, Inc.	25,923
515	O-I Glass, Inc.*	7,591
1,158	Packaging Corp. of America	218,225
673	Sealed Air Corp.	20,883
2,220	Silgan Holdings, Inc.	120,280
85,695	Smurfit WestRock PLC	3,697,739
1,052	Sonoco Products Co.	45,825
2,152	TriMas Corp.	61,569

		8,223,408

Distributors – 0.0%
478	A-Mark Precious Metals, Inc.	10,602
1,332	Genuine Parts Co.	161,585
3,037	LKQ Corp.	112,400
307	Pool Corp.	89,484
2,270	Weyco Group, Inc.	75,273

		449,344

Diversified Consumer Services – 0.1%
16,802	ADT, Inc.	142,313
1,588	Adtalem Global Education, Inc.*	202,041
3,607	American Public Education, Inc.*	109,869
1,008	Bright Horizons Family Solutions, Inc.*	124,579
3,380	Carriage Services, Inc.	154,601
11,875	Chegg, Inc.*	14,369
7,268	Coursera, Inc.*	63,668
888	Duolingo, Inc.*	364,098
154	European Wax Center, Inc. Class A*	867
3,165	Frontdoor, Inc.*	186,545
152	Graham Holdings Co. Class B	143,818
917	Grand Canyon Education, Inc.*	173,313
3,637	H&R Block, Inc.	199,635
2,161	KinderCare Learning Cos., Inc.*	21,826
7,106	Laureate Education, Inc.*	166,138
4,716	Lincoln Educational Services Corp.*	108,704
1,692	Matthews International Corp. Class A	40,456
4,435	Mister Car Wash, Inc.*	26,654
35,712	Nerdy, Inc.*	58,211
1,831	OneSpaWorld Holdings Ltd.	37,334
3,853	Perdoceo Education Corp.	125,955

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued) June 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Diversified Consumer Services – (continued)
2,289	Service Corp. International	$186,325
410	Strategic Education, Inc.	34,903
1,860	Stride, Inc.*	270,053
1,535	Udemy, Inc.*	10,791
3,461	Universal Technical Institute, Inc.*	117,293
239	WW International, Inc.*	7,213
12	Zspace, Inc.*	39

		3,091,611

Diversified REITs – 0.0%
5,063	Alexander & Baldwin, Inc.	90,273
9,079	Alpine Income Property Trust, Inc.	133,552
2,532	American Assets Trust, Inc.	50,007
12,035	Armada Hoffler Properties, Inc.	82,680
5,268	Broadstone Net Lease, Inc.	84,551
5,550	CTO Realty Growth, Inc.	95,793
4,389	Essential Properties Realty Trust, Inc.	140,053
7,408	Gladstone Commercial Corp.	106,157
9,020	Global Net Lease, Inc.	68,101
13,513	NexPoint Diversified Real Estate Trust	56,620
5,387	One Liberty Properties, Inc.	128,534
3,964	WP Carey, Inc.	247,274

		1,283,595

Diversified Telecommunication Services – 0.2%
1,888	Anterix, Inc.*	48,427
6,551	AST SpaceMobile, Inc.*(a)	306,128
127,584	AT&T, Inc.	3,692,281
1,666	ATN International, Inc.	27,073
432	Bandwidth, Inc. Class A*	6,869
1,238	Cogent Communications Holdings, Inc.	59,684
7,228	Frontier Communications Parent, Inc.*	263,099
3,150	Globalstar, Inc.*	74,182
2,230	IDT Corp. Class B	152,354
215	Iridium Communications, Inc.	6,487
3,052	Liberty Latin America Ltd. Class A*	18,617
3,179	Liberty Latin America Ltd. Class C*	19,773
71,497	Lumen Technologies, Inc.*	313,157
1,668	Shenandoah Telecommunications Co.	22,785
72,870	Verizon Communications, Inc.	3,153,085

		8,164,001

Electric Utilities – 0.4%
2,426	ALLETE, Inc.	155,434
5,158	Alliant Energy Corp.	311,904

Shares	Description	Value

Common Stocks – (continued)

Electric Utilities – (continued)
9,673	American Electric Power Co., Inc.	$1,003,670
5,020	Constellation Energy Corp.	1,620,255
13,689	Duke Energy Corp.	1,615,302
3,791	Edison International	195,616
8,409	Entergy Corp.	698,956
5,176	Evergy, Inc.	356,782
5,885	Eversource Energy	374,404
19,136	Exelon Corp.	830,885
9,775	FirstEnergy Corp.	393,541
3,215	Genie Energy Ltd. Class B	86,419
8,592	Hawaiian Electric Industries, Inc.*	91,333
1,633	IDACORP, Inc.	188,530
1,405	MGE Energy, Inc.	124,258
103,457	NextEra Energy, Inc.	7,181,985
4,729	NRG Energy, Inc.	759,383
5,123	OGE Energy Corp.	227,359
2,395	Oklo, Inc.*	134,096
753	Otter Tail Corp.	58,049
32,654	PG&E Corp.	455,197
2,755	Pinnacle West Capital Corp.	246,490
1,870	Portland General Electric Co.	75,978
61,840	PPL Corp.	2,095,757
18,951	Southern Co.	1,740,270
3,381	TXNM Energy, Inc.	190,418
10,876	Xcel Energy, Inc.	740,656

		21,952,927

Electrical Equipment – 0.4%
195	Acuity, Inc.	58,176
635	Allient, Inc.	23,057
215	American Superconductor Corp.*	7,888
3,441	AMETEK, Inc.	622,683
13,056	Amprius Technologies, Inc.*	54,966
185	Array Technologies, Inc.*	1,092
182	Atkore, Inc.	12,840
57,746	Blink Charging Co.*(a)	54,275
1,153	Bloom Energy Corp. Class A*	27,580
23,060	ChargePoint Holdings, Inc.*(a)	16,218
79	Complete Solaria, Inc.*	145
21,193	Eaton Corp. PLC	7,565,689
8,658	Emerson Electric Co.	1,154,371
30,188	Energy Vault Holdings, Inc.*(a)	21,639
254	EnerSys	21,786
927	Enovix Corp.*(a)	9,585
11,345	Eos Energy Enterprises, Inc.*	58,086
346	Fluence Energy, Inc.*	2,322
3,023	FuelCell Energy, Inc.*	16,959
6,123	GE Vernova, Inc.	3,239,985
267	Generac Holdings, Inc.*	38,237
16,803	GrafTech International Ltd.*	16,343
5,563	Hubbell, Inc.	2,271,985

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)

Electrical Equipment – (continued)
23,314	Hyliion Holdings Corp.*	$30,775
4,090	KULR Technology Group, Inc.*	29,162
2,977	LSI Industries, Inc.	50,639
141	NANO Nuclear Energy, Inc.*	4,863
1,066	NEXTracker, Inc. Class A*	57,958
310	nVent Electric PLC	22,708
54	Powell Industries, Inc.	11,364
291	Power Solutions International, Inc.*	18,822
296	Preformed Line Products Co.	47,304
405	Regal Rexnord Corp.	58,709
1,748	Rockwell Automation, Inc.	580,633
553	Sensata Technologies Holding PLC	16,651
3,648	SES AI Corp.*(a)	3,241
544	Shoals Technologies Group, Inc. Class A*	2,312
68,476	SKYX Platforms Corp.*	71,557
3,562	Stem, Inc.*(a)	22,191
18,945	T1 Energy, Inc.*	23,302
1,766	Thermon Group Holdings, Inc.*	49,589
6,055	Vertiv Holdings Co. Class A	777,523
131	Vicor Corp.*	5,942

		17,181,152

Electronic Equipment, Instruments & Components – 0.2%
4,693	908Devices,Inc.*	33,461
218	Advanced Energy Industries, Inc.	28,885
172	Aeva Technologies, Inc.*	6,500
26,418	Amphenol Corp. Class A	2,608,778
719	Arlo Technologies, Inc.*	12,194
362	Arrow Electronics, Inc.*	46,130
664	Avnet, Inc.	35,245
614	Badger Meter, Inc.	150,399
190	Bel Fuse, Inc. Class B	18,561
451	Belden, Inc.	52,226
198	Benchmark Electronics, Inc.	7,688
1,323	CDW Corp.	236,275
861	Climb Global Solutions, Inc.	92,050
354	Cognex Corp.	11,229
349	Coherent Corp.*	31,134
12,479	Corning, Inc.	656,271
577	Crane NXT Co.	31,100
1,058	CTS Corp.	45,081
1,418	Daktronics, Inc.*	21,440
170	ePlus, Inc.*	12,257
5,692	Evolv Technologies Holdings, Inc.*	35,518
203	Fabrinet*	59,820
1,586	FARO Technologies, Inc.*	69,657
5,549	Flex Ltd.*	277,006
37	Frequency Electronics, Inc.	840

Shares	Description	Value

Common Stocks – (continued)

Electronic Equipment, Instruments & Components – (continued)
26,247	Identiv, Inc.*	$85,565
223	Insight Enterprises, Inc.*	30,793
348	Itron, Inc.*	45,807
2,227	Jabil, Inc.	485,709
2,453	Keysight Technologies, Inc.*	401,949
596	Kimball Electronics, Inc.*	11,461
1,699	Knowles Corp.*	29,936
32,606	Lightwave Logic, Inc.*(a)	40,431
36	Littelfuse, Inc.	8,162
931	Methode Electronics, Inc.	8,854
31,786	MicroVision, Inc.*	36,236
5,836	Mirion Technologies, Inc.*	125,649
14	M-Tron Industries, Inc.*	588
1,100	Napco Security Technologies, Inc.	32,659
52	Neonode, Inc.*	1,326
18	nLight, Inc.*	354
325	Novanta, Inc.*	41,902
538	OSI Systems, Inc.*	120,975
286	Ouster, Inc.*	6,936
1,039	PAR Technology Corp.*	72,075
954	PC Connection, Inc.	62,754
671	Plexus Corp.*	90,793
1,989	Powerfleet, Inc. NJ*	8,573
1,479	Ralliant Corp.*	71,717
1,958	Red Cat Holdings, Inc.*(a)	14,254
125	Rogers Corp.*	8,560
1,266	Sanmina Corp.*	123,853
277	ScanSource, Inc.*	11,581
36,886	SmartRent, Inc.*	36,517
262	TD SYNNEX Corp.	35,553
4,484	TE Connectivity PLC	756,316
4,697	Teledyne Technologies, Inc.*	2,406,320
3,554	Trimble, Inc.*	270,033
1,986	TTM Technologies, Inc.*	81,069
893	Vishay Precision Group, Inc.*	25,093
815	Vontier Corp.	30,074
16,665	Vuzix Corp.*(a)	48,662
229	Zebra Technologies Corp. Class A*	70,615

		10,319,449

Energy Equipment & Services – 0.0%
2,938	Archrock, Inc.	72,950
888	Aris Water Solutions, Inc. Class A	21,001
384	Atlas Energy Solutions, Inc.	5,134
16,087	Baker Hughes Co.	616,776
1,210	Bristow Group, Inc.*	39,894
417	Cactus, Inc. Class A	18,231
116	Core Laboratories, Inc.	1,336
3,949	DMC Global, Inc.*	31,829
67	Energy Services of America Corp.	666
748	Flowco Holdings, Inc. Class A	13,322

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued) June 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Energy Equipment & Services – (continued)
2,861	Forum Energy Technologies, Inc.*	$55,704
4,618	Halliburton Co.	94,115
665	Helix Energy Solutions Group, Inc.*	4,150
1,257	Kodiak Gas Services, Inc.	43,077
639	Liberty Energy, Inc.	7,336
187	Nabors Industries Ltd.*	5,240
118	National Energy Services Reunited Corp.*	710
1,733	Natural Gas Services Group, Inc.*	44,729
52	Noble Corp. PLC	1,381
2,346	NOV, Inc.	29,161
468	Oceaneering International, Inc.*	9,697
2,447	Oil States International, Inc.*	13,116
2,112	Patterson-UTI Energy, Inc.	12,524
4,655	Ranger Energy Services, Inc. Class A	55,581
870	RPC, Inc.	4,115
18,139	Schlumberger NV	613,098
6,222	SEACOR Marine Holdings, Inc.*	31,732
129	Seadrill Ltd.*	3,386
557	Select Water Solutions, Inc.	4,812
1,702	Solaris Energy Infrastructure, Inc.	48,150
6,225	TechnipFMC PLC	214,389
11,199	TETRA Technologies, Inc.*	37,629
419	Tidewater, Inc.*	19,328
234	Weatherford International PLC	11,772

		2,186,071

Entertainment – 0.8%
2,579	Atlanta Braves Holdings, Inc. Class C*	120,620
38	Atlanta Braves Holdings, Inc. Class A*	1,870
6,861	Cinemark Holdings, Inc.	207,065
16,661	CuriosityStream, Inc.	93,801
4,118	Electronic Arts, Inc.	657,645
5,718	Eventbrite, Inc. Class A*	15,038
10,426	Golden Matrix Group, Inc.*	17,724
243	IMAX Corp.*	6,794
4,307	Liberty Media Corp.-Liberty Formula One Class C*	450,082
1,099	Liberty Media Corp.-Liberty Formula One Class A*	104,361
1,702	Liberty Media Corp.-Liberty Live Class C*	138,134
1,335	Liberty Media Corp.-Liberty Live Class A*	106,106
4,570	Lionsgate Studios Corp.*	26,552

Shares	Description	Value

Common Stocks – (continued)

Entertainment – (continued)
3,983	Live Nation Entertainment, Inc.*	$602,548
1,447	Madison Square Garden Entertainment Corp.*	57,837
411	Madison Square Garden Sports Corp.*	85,878
7,772	Marcus Corp.	131,036
20,965	Netflix, Inc.*	28,074,861
23,746	Playstudios, Inc.*	31,107
1,027	Playtika Holding Corp.	4,858
6,861	Reservoir Media, Inc.*	52,624
13,174	ROBLOX Corp. Class A*	1,385,905
666	Roku, Inc.*	58,535
10,868	Skillz, Inc.*	74,120
3,553	Spotify Technology SA*	2,726,359
3,264	Take-Two Interactive Software, Inc.*	792,662
1,753	TKO Group Holdings, Inc.	318,958
8,515	Vivid Seats, Inc. Class A*	14,390
29,930	Walt Disney Co.	3,711,619
33,611	Warner Bros Discovery, Inc.*	385,182
1,145	Warner Music Group Corp. Class A	31,190

		40,485,461

Financial Services – 1.5%
19,018	Acacia Research Corp.*	68,084
4,136	Affirm Holdings, Inc.*	285,963
3,253	Alerus Financial Corp.	70,395
7,854	Apollo Global Management, Inc.	1,114,247
962	AvidXchange Holdings, Inc.*	9,418
3,243	Banco Latinoamericano de Comercio Exterior SA	130,693
22,720	Berkshire Hathaway, Inc. Class B*	11,036,694
7,101	Block, Inc.*	482,371
686	Burford Capital Ltd.	9,782
3,996	Cannae Holdings, Inc.	83,317
5,797	Cantaloupe, Inc.*	63,709
2,580	Cass Information Systems, Inc.	112,101
4,965	Corebridge Financial, Inc.	176,258
1,533	Corpay, Inc.*	508,680
2,665	Enact Holdings, Inc.	99,005
7,291	Equitable Holdings, Inc.	409,025
1,493	Essent Group Ltd.	90,670
377	Euronet Worldwide, Inc.*	38,220
2,166	EVERTEC, Inc.	78,084
349	Federal Agricultural Mortgage Corp. Class C	67,804
7,815	Finance of America Cos., Inc. Class A*	182,246
10,279	Fiserv, Inc.*	1,772,202
597	Flywire Corp.*	6,985

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)

Financial Services – (continued)
2,295	Global Payments, Inc.	$183,692
4,869	International Money Express, Inc.*	49,128
1,153	Jack Henry & Associates, Inc.	207,736
1,062	Jackson Financial, Inc. Class A	94,295
990	Marqeta, Inc. Class A*	5,772
38,528	Mastercard, Inc. Class A	21,650,424
413	Merchants Bancorp	13,658
6,617	MGIC Investment Corp.	184,217
1,718	Mr. Cooper Group, Inc.*	256,343
1,361	NCR Atleos Corp.*	38,829
2,181	NMI Holdings, Inc.*	92,016
2,301	Onity Group, Inc.*	87,829
619	Pagseguro Digital Ltd. Class A	5,967
2,437	Paymentus Holdings, Inc. Class A*	79,812
1,568	Payoneer Global, Inc.*	10,741
15,746	PayPal Holdings, Inc.*	1,170,243
11,775	Paysign, Inc.*	84,780
550	PennyMac Financial Services, Inc.	54,802
2,586	Radian Group, Inc.	93,148
6,035	Remitly Global, Inc.*	113,277
4,330	Repay Holdings Corp.*	20,871
9,235	Security National Financial Corp. Class A*	90,965
289	Sezzle, Inc.*	51,803
909	Shift4 Payments, Inc. Class A*	90,091
1,365	StoneCo Ltd. Class A*	21,895
9,838	Toast, Inc. Class A*	435,725
275,236	Triller Group, Inc.*	256,107
630	UWM Holdings Corp.	2,608
6,586	Velocity Financial, Inc.*	122,104
80,717	Visa, Inc. Class A	28,658,571
605	Voya Financial, Inc.	42,955
436	Walker & Dunlop, Inc.	30,729
7,789	Waterstone Financial, Inc.	107,566
7,689	Western Union Co.	64,741
103	WEX, Inc.*	15,130

		71,384,523

Food Products – 0.2%
3,771	Alico, Inc.	123,236
6,257	Archer-Daniels-Midland Co.	330,244
4,586	B&G Foods, Inc.(a)	19,399
15,707	Beyond Meat, Inc.*	54,817
31,426	BRC, Inc. Class A*	41,168
832	Bunge Global SA	66,793
2,903	Calavo Growers, Inc.	77,191
2,781	Cal-Maine Foods, Inc.	277,071
1,935	Campbell’s Co.	59,308
6,868	Conagra Brands, Inc.	140,588

Shares	Description	Value

Common Stocks – (continued)

Food Products – (continued)
2,108	Darling Ingredients, Inc.*	$79,977
10,036	Dole PLC	140,404
5,531	Flowers Foods, Inc.	88,385
27	Forafric Global PLC*	211
6,676	Fresh Del Monte Produce, Inc.	216,436
212	Freshpet, Inc.*	14,408
8,688	General Mills, Inc.	450,125
4,825	Hain Celestial Group, Inc.*	7,334
2,302	Hershey Co.	382,017
4,913	Hormel Foods Corp.	148,618
1,930	Ingredion, Inc.	261,747
816	J&J Snack Foods Corp.	92,543
1,985	J.M. Smucker Co.	194,927
1,995	John B Sanfilippo & Son, Inc.	126,164
6,705	Kellanova	533,249
13,267	Kraft Heinz Co.	342,554
363	Lamb Weston Holdings, Inc.	18,822
482	Lancaster Colony Corp.	83,275
6,230	Lifeway Foods, Inc.*	153,569
6,291	Limoneira Co.	98,454
12,190	Mama’s Creations, Inc.*	101,177
4,658	McCormick & Co., Inc.	353,170
1,858	Mission Produce, Inc.*	21,776
21,907	Mondelez International, Inc. Class A	1,477,408
5,405	Pilgrim’s Pride Corp.	243,117
1,422	Post Holdings, Inc.*	155,041
10	Seaboard Corp.	28,612
2,010	Seneca Foods Corp. Class A*	203,874
1,874	Simply Good Foods Co.*	59,200
539	SunOpta, Inc.*	3,126
2,747	Tootsie Roll Industries, Inc.	91,887
934	TreeHouse Foods, Inc.*	18,138
5,244	Tyson Foods, Inc. Class A	293,349
3,229	Utz Brands, Inc.	40,524
1,449	Vital Farms, Inc.*	55,815
3,051	Westrock Coffee Co.*(a)	17,482
3,277	WK Kellogg Co.(a)	52,235

		7,838,965

Gas Utilities – 0.1%
14,830	Atmos Energy Corp.	2,285,451
1,149	Chesapeake Utilities Corp.	138,133
8,721	MDU Resources Group, Inc.	145,379
2,826	National Fuel Gas Co.	239,391
2,651	New Jersey Resources Corp.	118,818
3,113	Northwest Natural Holding Co.	123,648
2,309	ONE Gas, Inc.	165,925
3	RGC Resources, Inc.	67
636	Southwest Gas Holdings, Inc.	47,312
2,267	Spire, Inc.	165,468
10,637	Star Group LP	124,453

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued) June 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Gas Utilities – (continued)
7,239	UGI Corp.	$263,644

		3,817,689

Ground Transportation – 0.3%
125	Avis Budget Group, Inc.*	21,131
2,466	Covenant Logistics Group, Inc.	59,455
27,798	CSX Corp.	907,049
1,800	FTAI Infrastructure, Inc.	11,106
7,107	Heartland Express, Inc.	61,404
13,503	Hertz Global Holdings, Inc.*	92,225
334	JB Hunt Transport Services, Inc.	47,962
512	Knight-Swift Transportation Holdings, Inc.	22,646
540	Landstar System, Inc.	75,071
1,971	Lyft, Inc. Class A*	31,063
6,344	Marten Transport Ltd.	82,409
3,420	Norfolk Southern Corp.	875,417
2,257	Old Dominion Freight Line, Inc.	366,311
2,897	PAMT Corp.*	37,284
1,615	Proficient Auto Logistics, Inc.*	11,725
54	RXO, Inc.*	849
622	Ryder System, Inc.	98,898
4	Saia, Inc.*	1,096
399	Schneider National, Inc. Class B	9,636
45,563	Uber Technologies, Inc.*	4,251,028
217	U-Haul Holding Co.*	13,142
691	U-Haul Holding Co.	37,570
29,999	Union Pacific Corp.	6,902,170
470	Universal Logistics Holdings, Inc.	11,929
1,713	Werner Enterprises, Inc.	46,868
1,007	XPO, Inc.*	127,174

		14,202,618

Health Care Equipment & Supplies – 1.2%
29,882	Abbott Laboratories	4,064,251
12,046	Accuray, Inc.*	16,503
279	Align Technology, Inc.*	52,823
4,948	Alphatec Holdings, Inc.*	54,923
6,721	AngioDynamics, Inc.*	66,672
121	Anteris Technologies Global Corp.*	459
3,574	Artivion, Inc.*	111,151
2,633	AtriCure, Inc.*	86,283
3,653	Avanos Medical, Inc.*	44,713
12,171	Axogen, Inc.*	132,055
5,862	Baxter International, Inc.	177,501
22,517	Becton Dickinson & Co.	3,878,553
1,346	Beta Bionics, Inc.*	19,598
3,930	Bioventus, Inc. Class A*	26,017

Shares	Description	Value

Common Stocks – (continued)

Health Care Equipment & Supplies – (continued)
76,940	Boston Scientific Corp.*	$8,264,125
22,690	Butterfly Network, Inc.*	45,380
34,689	Cerus Corp.*	48,911
6,023	ClearPoint Neuro, Inc.*	71,915
211	CONMED Corp.	10,989
1,903	Cooper Cos., Inc.*	135,417
10,402	CVRx, Inc.*	61,164
4,500	Delcath Systems, Inc.*	61,200
1,246	Dentsply Sirona, Inc.	19,786
33,493	Dexcom, Inc.*	2,923,604
8,255	Edwards Lifesciences Corp.*	645,624
5,407	Electromed, Inc.*	118,900
4,925	Embecta Corp.	47,723
439	Enovis Corp.*	13,767
1,078	Envista Holdings Corp.*	21,064
19,734	Fractyl Health, Inc.*(a)	31,969
44,679	GE HealthCare Technologies, Inc.	3,309,373
438	Glaukos Corp.*	45,241
1,743	Globus Medical, Inc. Class A*	102,872
713	Haemonetics Corp.*	53,197
2,227	Hologic, Inc.*	145,111
1,007	ICU Medical, Inc.*	133,075
6,434	IDEXX Laboratories, Inc.*	3,450,812
10,318	Inogen, Inc.*	72,535
233	Inspire Medical Systems, Inc.*	30,236
1,759	Insulet Corp.*	552,643
555	Integer Holdings Corp.*	68,248
18,815	Intuitive Surgical, Inc.*	10,224,259
2,230	iRadimed Corp.	133,332
1,092	iRhythm Technologies, Inc.*	168,124
1,320	Kestra Medical Technologies Ltd.*	21,886
239	KORU Medical Systems, Inc.*	856
1,600	Lantheus Holdings, Inc.*	130,976
913	LeMaitre Vascular, Inc.	75,825
53	LENSAR, Inc.*	698
167	Lucid Diagnostics, Inc.*	192
804	Masimo Corp.*	135,249
78,915	Medtronic PLC	6,879,021
1,364	Merit Medical Systems, Inc.*	127,507
183	Myomo, Inc.*	395
22,789	Neuronetics, Inc.*	79,534
6,227	NeuroPace, Inc.*	69,369
698	Novocure Ltd.*	12,424
714	Omnicell, Inc.*	20,992
16,051	OraSure Technologies, Inc.*	48,153
14,353	Orchestra BioMed Holdings, Inc.*	38,466
7,908	Orthofix Medical, Inc.*	88,174
2,733	OrthoPediatrics Corp.*	58,705
39	Outset Medical, Inc.*	749
1,120	Penumbra, Inc.*	287,426

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)

Health Care Equipment & Supplies – (continued)
304	PROCEPT BioRobotics Corp.*	$17,510
12	Pro-Dex, Inc.*	524
21,773	Pulmonx Corp.*	56,392
100	Pulse Biosciences, Inc.*(a)	1,509
165	QuidelOrtho Corp.*	4,755
2,735	ResMed, Inc.	705,630
1,769	RxSight, Inc.*	22,997
3,463	Sanara Medtech, Inc.*	98,315
3,313	SANUWAVE Health, Inc.*	108,865
8	Semler Scientific, Inc.*	310
63,879	Senseonics Holdings, Inc.*	30,432
3,500	SI-BONE, Inc.*	65,870
15,725	Sight Sciences, Inc.*	64,944
2,632	Solventum Corp.*	199,611
1,886	STAAR Surgical Co.*	31,647
41,468	Stereotaxis, Inc.*	87,912
1,499	STERIS PLC	360,090
17,338	Stryker Corp.	6,859,433
5,765	Surmodics, Inc.*	171,278
5,383	Tactile Systems Technology, Inc.*	54,584
592	Tandem Diabetes Care, Inc.*	11,035
311	Teleflex, Inc.	36,810
209	TransMedics Group, Inc.*	28,008
13,049	Treace Medical Concepts, Inc.*	76,728
42	UFP Technologies, Inc.*	10,255
2,887	Utah Medical Products, Inc.	164,328
2,603	Zimmer Biomet Holdings, Inc.	237,420
6,739	Zimvie, Inc.*	63,010
25,730	Zynex, Inc.*(a)	66,383

		57,455,280

Health Care Providers & Services – 0.7%
2,841	AdaptHealth Corp.*	26,791
572	Addus HomeCare Corp.*	65,889
1,737	agilon health, Inc.*	3,995
8,272	AirSculpt Technologies, Inc.*	39,954
11,964	Alignment Healthcare, Inc.*	167,496
1,297	Amedisys, Inc.*	127,612
650	AMN Healthcare Services, Inc.*	13,436
1,758	Ardent Health, Inc.*	24,014
509	Astrana Health, Inc.*	12,664
15,206	Aveanna Healthcare Holdings, Inc.*	79,527
7,758	BrightSpring Health Services, Inc.*	183,011
3,238	Brookdale Senior Living, Inc.*	22,536
5,690	Cardinal Health, Inc.	955,920
1,191	Castle Biosciences, Inc.*	24,320
4,463	Cencora, Inc.	1,338,231

Shares	Description	Value

Common Stocks – (continued)

Health Care Providers & Services – (continued)
8,142	Centene Corp.*	$441,948
262	Chemed Corp.	127,576
4,605	Cigna Group	1,522,321
45,467	Clover Health Investments Corp.*	126,853
672	Community Health Systems, Inc.*	2,285
3,639	Concentra Group Holdings Parent, Inc.	74,854
1,384	CorVel Corp.*	142,248
1,457	Cross Country Healthcare, Inc.*	19,014
22,305	CVS Health Corp.	1,538,599
878	DaVita, Inc.*	125,071
19,304	DocGo, Inc.*	30,307
3,606	Elevance Health, Inc.	1,402,590
14,664	Encompass Health Corp.	1,798,246
3,522	Enhabit, Inc.*	33,952
1,424	Ensign Group, Inc.	219,666
1,421	Fulgent Genetics, Inc.*	28,249
1,347	GeneDx Holdings Corp.*	124,342
3,029	Guardant Health, Inc.*	157,629
12,016	HCA Healthcare, Inc.	4,603,330
1,516	HealthEquity, Inc.*	158,816
1,605	Henry Schein, Inc.*	117,245
4,082	Hims & Hers Health, Inc.*	203,488
1,515	Humana, Inc.	370,387
12,874	InfuSystem Holdings, Inc.*	80,334
6,750	Innovage Holding Corp.*	24,907
9,706	Joint Corp.*	112,007
1,836	Labcorp Holdings, Inc.	481,968
2,083	LifeStance Health Group, Inc.*	10,769
2,936	McKesson Corp.	2,151,442
1,152	Molina Healthcare, Inc.*	343,181
86	Nano-X Imaging Ltd.*	445
347	National HealthCare Corp.	37,132
6,882	National Research Corp.	115,618
69	NeoGenomics, Inc.*	504
645	Nutex Health, Inc.*	80,296
332	Oncology Institute, Inc.*	681
19,892	OPKO Health, Inc.*	26,257
5,002	Option Care Health, Inc.*	162,465
882	Owens & Minor, Inc.*	8,026
855	PACS Group, Inc.*	11,047
14,521	Pediatrix Medical Group, Inc.*	208,376
2,152	Pennant Group, Inc.*	64,237
14,912	Performant Healthcare, Inc.*	59,648
7,081	Premier, Inc. Class A	155,286
5,922	Privia Health Group, Inc.*	136,206
1,352	Progyny, Inc.*	29,744
2,549	Quest Diagnostics, Inc.	457,877
322	RadNet, Inc.*	18,325

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued) June 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Health Care Providers & Services – (continued)
2	SBC Medical Group Holdings, Inc.*	$9
1,517	Select Medical Holdings Corp.	23,028
1,765	Sonida Senior Living, Inc.*	44,037
996	Surgery Partners, Inc.*	22,141
16,761	Talkspace, Inc.*	46,596
1,624	Tenet Healthcare Corp.*	285,824
725	U.S. Physical Therapy, Inc.	56,695
44,369	UnitedHealth Group, Inc.	13,841,797
958	Universal Health Services, Inc. Class B	173,542
21,666	Viemed Healthcare, Inc.*	149,712

		35,874,571

Health Care REITs – 0.1%
705	Alexandria Real Estate Equities, Inc.	51,204
6,077	American Healthcare REIT, Inc.	223,269
4,414	CareTrust REIT, Inc.	135,068
3,837	Community Healthcare Trust, Inc.	63,809
22,394	Diversified Healthcare Trust	80,171
17,754	Global Medical REIT, Inc.	123,035
4,922	Healthcare Realty Trust, Inc.	78,063
7,907	Healthpeak Properties, Inc.	138,452
2,809	LTC Properties, Inc.	97,219
1,721	National Health Investors, Inc.	120,677
5,481	Omega Healthcare Investors, Inc.	200,879
8,716	Sabra Health Care REIT, Inc.	160,723
5,516	Sila Realty Trust, Inc.	130,564
37	Strawberry Fields REIT, Inc.	390
3,519	Universal Health Realty Income Trust	140,654
8,870	Ventas, Inc.	560,140
11,559	Welltower, Inc.	1,776,965

		4,081,282

Health Care Technology – 0.0%
5,951	American Well Corp. Class A*	52,904
43	Claritev Corp.*	1,941
4,496	Doximity, Inc. Class A*	275,785
215	Evolent Health, Inc. Class A*	2,421
2,024	GoodRx Holdings, Inc. Class A*	10,079
4,631	Health Catalyst, Inc.*	17,459
3,199	HealthStream, Inc.	88,516
2,723	LifeMD, Inc.*	37,087
2,230	OptimizeRx Corp.*	30,105
2,828	Phreesia, Inc.*	80,485
317	Schrodinger, Inc.*	6,378
1,180	Simulations Plus, Inc.	20,591

Shares	Description	Value

Common Stocks – (continued)

Health Care Technology – (continued)
2,131	Teladoc Health, Inc.*	$18,561
6,999	TruBridge, Inc.*	163,917
3,372	Veeva Systems, Inc. Class A*	971,068
3,980	Waystar Holding Corp.*	162,663

		1,939,960

Hotel & Resort REITs – 0.0%
2,064	Apple Hospitality REIT, Inc.	24,087
14,086	Braemar Hotels & Resorts, Inc.	34,511
9,081	Chatham Lodging Trust	63,295
4,048	DiamondRock Hospitality Co.	31,008
4,701	Host Hotels & Resorts, Inc.	72,207
1,421	Park Hotels & Resorts, Inc.	14,537
551	Pebblebrook Hotel Trust	5,504
1,951	RLJ Lodging Trust	14,203
637	Ryman Hospitality Properties, Inc.	62,853
2,095	Summit Hotel Properties, Inc.	10,663
3,025	Sunstone Hotel Investors, Inc.	26,257
754	Xenia Hotels & Resorts, Inc.	9,478

		368,603

Hotels, Restaurants & Leisure – 0.8%
7,432	Accel Entertainment, Inc.*	87,475
8,175	Airbnb, Inc. Class A*	1,081,879
4,812	Aramark	201,478
5,651	Bally’s Corp.*	54,137
190	Biglari Holdings, Inc. Class B*	55,520
600	BJ’s Restaurants, Inc.*	26,760
296	Bloomin’ Brands, Inc.	2,549
1,921	Booking Holdings, Inc.	11,121,130
1,832	Boyd Gaming Corp.	143,317
1,504	Brinker International, Inc.*	271,216
142	Caesars Entertainment, Inc.*	4,031
16,990	Carnival Corp.*	477,759
651	Cava Group, Inc.*	54,834
32,279	Century Casinos, Inc.*	68,270
1,522	Cheesecake Factory, Inc.	95,369
27,226	Chipotle Mexican Grill, Inc.*	1,528,740
567	Choice Hotels International, Inc.	71,941
635	Churchill Downs, Inc.	64,135
34	Cracker Barrel Old Country Store, Inc.	2,077
2,835	Darden Restaurants, Inc.	617,945
13,790	Denny’s Corp.*	56,539
958	Dine Brands Global, Inc.	23,308
398	Domino’s Pizza, Inc.	179,339
7,851	DoorDash, Inc. Class A*	1,935,350
4,899	DraftKings, Inc. Class A*	210,118
2,697	Dutch Bros, Inc. Class A*	184,394
7,257	El Pollo Loco Holdings, Inc.*	79,900
15,179	Everi Holdings, Inc.*	216,149

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)

Hotels, Restaurants & Leisure – (continued)
3,015	Expedia Group, Inc.	$508,570
1,574	First Watch Restaurant Group, Inc.*	25,247
3,863	Flutter Entertainment PLC*	1,103,891
11,701	Genius Sports Ltd.*	121,690
2,007	Global Business Travel Group I*	12,644
2,707	Golden Entertainment, Inc.	79,667
760	Hilton Grand Vacations, Inc.*	31,563
5,214	Hilton Worldwide Holdings, Inc.	1,388,697
96	Hyatt Hotels Corp. Class A	13,406
8,973	Inspired Entertainment, Inc.*	73,309
2,338	Jack in the Box, Inc.	40,821
54	Krispy Kreme, Inc.	157
35	Kura Sushi USA, Inc. Class A*	3,013
4,407	Las Vegas Sands Corp.	191,749
5,823	Life Time Group Holdings, Inc.*	176,612
655	Light & Wonder, Inc.*	63,050
1,904	Lindblad Expeditions Holdings, Inc.*	22,220
4,764	Marriott International, Inc. Class A	1,301,572
9	Marriott Vacations Worldwide Corp.	651
30,801	McDonald’s Corp.	8,999,128
1,062	MGM Resorts International*	36,522
1,168	Monarch Casino & Resort, Inc.	100,962
1,397	Nathan’s Famous, Inc.	154,480
45,531	Noodles & Co.*	32,454
2,523	Norwegian Cruise Line Holdings Ltd.*	51,166
480	Papa John’s International, Inc.	23,491
2,575	Planet Fitness, Inc. Class A*	280,804
11,725	PlayAGS, Inc.*	146,445
2,655	Portillo’s, Inc. Class A*	30,984
5,740	Potbelly Corp.*	70,315
2,555	Pursuit Attractions & Hospitality, Inc.*	73,661
1,308	RCI Hospitality Holdings, Inc.	49,861
7,861	Red Robin Gourmet Burgers, Inc.*	45,515
351	Red Rock Resorts, Inc. Class A	18,263
1,173	Restaurant Brands International, Inc.	77,758
5,656	Royal Caribbean Cruises Ltd.	1,771,120
4,382	Rush Street Interactive, Inc.*	65,292
2,261	Sabre Corp.*	7,145
487	Serve Robotics, Inc.*	5,571
272	Shake Shack, Inc. Class A*	38,243

Shares	Description	Value

Common Stocks – (continued)

Hotels, Restaurants & Leisure – (continued)
432	Six Flags Entertainment Corp.*	$13,146
18,298	Starbucks Corp.	1,676,646
897	Super Group SGHC Ltd.	9,840
583	Sweetgreen, Inc. Class A*	8,675
16	Target Hospitality Corp.*	114
1,087	Texas Roadhouse, Inc.	203,715
592	Travel & Leisure Co.	30,553
207	United Parks & Resorts, Inc.*	9,760
395	Vail Resorts, Inc.	62,066
3,165	Viking Holdings Ltd.*	168,663
5,856	Wendy’s Co.	66,876
253	Wingstop, Inc.	85,195
1,562	Wyndham Hotels & Resorts, Inc.	126,850
313	Wynn Resorts Ltd.	29,319
3,521	Xponential Fitness, Inc. Class A*	26,372
5,057	Yum! Brands, Inc.	749,346

		39,420,504

Household Durables – 0.2%
510	Beazer Homes USA, Inc.*	11,409
392	Cavco Industries, Inc.*	170,297
195	Century Communities, Inc.	10,982
2,098	Champion Homes, Inc.*	131,356
1,779	Cricut, Inc. Class A	12,044
27,426	DR Horton, Inc.	3,535,760
41	Dream Finders Homes, Inc. Class A*	1,030
3,586	Ethan Allen Interiors, Inc.	99,870
1,082	Flexsteel Industries, Inc.	38,984
87,791	GoPro, Inc. Class A*	66,484
520	Green Brick Partners, Inc.*	32,698
1,084	Hamilton Beach Brands Holding Co. Class A	19,393
354	Helen of Troy Ltd.*	10,047
6,839	Hooker Furnishings Corp.	72,357
48	Hovnanian Enterprises, Inc. Class A*	5,018
210	Installed Building Products, Inc.	37,867
14,246	iRobot Corp.*(a)	44,590
206	KB Home	10,912
1,208	La-Z-Boy, Inc.	44,901
3,715	Legacy Housing Corp.*	84,182
1,906	Leggett & Platt, Inc.	17,002
25,537	Lennar Corp. Class A	2,824,648
26	LGI Homes, Inc.*	1,340
11,631	Lifetime Brands, Inc.	59,318
1,006	Lovesac Co.*	18,309
207	M/I Homes, Inc.*	23,209
173	Meritage Homes Corp.	11,586
515	Mohawk Industries, Inc.*	53,993
43	NVR, Inc.*	317,583

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued) June 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Household Durables – (continued)
2,813	PulteGroup, Inc.	$296,659
97,329	Purple Innovation, Inc.*	70,972
156	SharkNinja, Inc.*	15,442
1,928	Smith Douglas Homes Corp.*	37,442
4,689	Somnigroup International, Inc.	319,086
2,068	Sonos, Inc.*	22,355
1,736	Taylor Morrison Home Corp.*	106,625
1,044	Toll Brothers, Inc.	119,152
157	TopBuild Corp.*	50,827
17,049	Traeger, Inc.*	29,154
1,051	Tri Pointe Homes, Inc.*	33,579
4,623	Universal Electronics, Inc.*	30,604
625	Whirlpool Corp.	63,387

		8,962,453

Household Products – 0.2%
1,508	Central Garden & Pet Co. Class A*	47,185
898	Central Garden & Pet Co.*	31,592
3,696	Church & Dwight Co., Inc.	355,223
2,227	Clorox Co.	267,396
15,814	Colgate-Palmolive Co.	1,437,493
3,147	Energizer Holdings, Inc.	63,443
6,292	Kimberly-Clark Corp.	811,165
1,483	Oil-Dri Corp. of America	87,482
39,392	Procter & Gamble Co.	6,275,933
1,735	Reynolds Consumer Products, Inc.	37,164
1,001	Spectrum Brands Holdings, Inc.	53,053
591	WD-40 Co.	134,801

		9,601,930

Independent Power and Renewable Electricity Producers – 0.0%
1,144	AES Corp.	12,035
396	Brookfield Renewable Corp.	12,981
1,063	Clearway Energy, Inc. Class C	34,016
1,045	Clearway Energy, Inc. Class A	31,622
9,973	Montauk Renewables, Inc.*	22,140
894	Ormat Technologies, Inc.	74,881
768	Talen Energy Corp.*	223,311
7,280	Vistra Corp.	1,410,937

		1,821,923

Industrial Conglomerates – 0.1%
9,604	3M Co.	1,462,113
47	Brookfield Business Corp. Class A	1,466
10,461	Honeywell International, Inc.	2,436,158

		3,899,737

Industrial REITs – 0.0%
1,865	Americold Realty Trust, Inc.	31,015
573	EastGroup Properties, Inc.	95,760

Shares	Description	Value

Common Stocks – (continued)

Industrial REITs – (continued)
1,552	First Industrial Realty Trust, Inc.	$74,698
10,571	Industrial Logistics Properties Trust	48,098
86	Innovative Industrial Properties, Inc.	4,749
259	Lineage, Inc.	11,272
7,203	LXP Industrial Trust	59,497
4,515	Plymouth Industrial REIT, Inc.	72,511
14,754	Prologis, Inc.	1,550,940
948	Rexford Industrial Realty, Inc.	33,720
1,576	STAG Industrial, Inc.	57,177
917	Terreno Realty Corp.	51,416

		2,090,853

Insurance – 0.8%
3,262	Abacus Global Management, Inc.*	16,767
31,627	Aflac, Inc.	3,335,383
4,905	Allstate Corp.	987,426
2,880	Ambac Financial Group, Inc.*	20,448
4,136	American Coastal Insurance Corp. Class C	45,992
1,129	American Financial Group, Inc.	142,491
9,805	American International Group, Inc.	839,210
2,786	AMERISAFE, Inc.	121,832
13,507	Aon PLC Class A	4,818,757
5,833	Arch Capital Group Ltd.	531,095
4,561	Arthur J Gallagher & Co.	1,460,067
1,030	Assurant, Inc.	203,415
1,191	Assured Guaranty Ltd.	103,736
2,448	Axis Capital Holdings Ltd.	254,151
480	Baldwin Insurance Group, Inc.*	20,549
3,452	Bowhead Specialty Holdings, Inc.*	129,554
2,469	Brighthouse Financial, Inc.*	132,758
4,767	Brown & Brown, Inc.	528,517
3,152	Cincinnati Financial Corp.	469,396
9,234	Citizens, Inc.*	32,227
2,069	CNA Financial Corp.	96,271
4,029	CNO Financial Group, Inc.	155,439
8,556	Crawford & Co. Class A	90,522
58,151	Direct Line Insurance Group PLC	245,229
8,681	Donegal Group, Inc. Class A	173,837
4,738	eHealth, Inc.*	20,610
2,009	Employers Holdings, Inc.	94,785
495	Enstar Group Ltd.*	166,498
275	Erie Indemnity Co. Class A	95,367
580	Everest Group Ltd.	197,113
935	F&G Annuities & Life, Inc.	29,901

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)

Insurance – (continued)
6,193	Fidelity National Financial, Inc.	$347,180
2,071	First American Financial Corp.	127,139
6,764	Genworth Financial, Inc.*	52,624
3,661	Global Indemnity Group LLC Class A	114,809
2,476	Globe Life, Inc.	307,742
1,219	Goosehead Insurance, Inc. Class A	128,617
6,342	Greenlight Capital Re Ltd. Class A*	91,135
6,361	Hagerty, Inc. Class A*	64,310
2,487	Hamilton Insurance Group Ltd. Class B*	53,769
1,214	Hanover Insurance Group, Inc.	206,222
5,586	Hartford Insurance Group, Inc.	708,696
908	HCI Group, Inc.	138,198
5,950	Heritage Insurance Holdings, Inc.*	148,393
2,198	Hippo Holdings, Inc.*	61,390
2,981	Horace Mann Educators Corp.	128,094
645	Investors Title Co.	136,289
4,771	James River Group Holdings Ltd.	27,958
962	Kemper Corp.	62,087
8	Kestrel Group Ltd.*	212
7,665	Kingstone Cos., Inc.*	118,118
16,287	Kingsway Financial Services, Inc.*	220,526
527	Kinsale Capital Group, Inc.	255,015
2,635	Lemonade, Inc.*	115,439
3,054	Lincoln National Corp.	105,668
3,596	Loews Corp.	329,609
1,569	Markel Group, Inc.*	3,133,858
8,680	Marsh & McLennan Cos., Inc.	1,897,795
20,173	MBIA, Inc.*	87,551
420	Mercury General Corp.	28,283
9,633	MetLife, Inc.	774,686
9,494	NI Holdings, Inc.*	120,954
6,964	Old Republic International Corp.	267,696
2,179	Oscar Health, Inc. Class A*	46,718
1,155	Palomar Holdings, Inc.*	178,159
726	Primerica, Inc.	198,684
3,103	Principal Financial Group, Inc.	246,471
7,345	ProAssurance Corp.*	167,686
10,386	Progressive Corp.	2,771,608
29,210	Prudential Financial, Inc.	3,138,322
823	Reinsurance Group of America, Inc.	163,250
1,000	RenaissanceRe Holdings Ltd.	242,900

Shares	Description	Value

Common Stocks – (continued)

Insurance – (continued)
1,320	RLI Corp.	$95,330
773	Root, Inc. Class A*	98,921
3,010	Ryan Specialty Holdings, Inc.	204,650
1,018	Safety Insurance Group, Inc.	80,819
759	Selective Insurance Group, Inc.	65,767
554	Selectquote, Inc.*	1,319
7,786	SiriusPoint Ltd.*	158,757
2,200	Skyward Specialty Insurance Group, Inc.*	127,138
873	Stewart Information Services Corp.	56,832
3,563	Tiptree, Inc.	84,016
13,328	Travelers Cos., Inc.	3,565,773
2,144	Trupanion, Inc.*	118,670
2,741	TWFG, Inc.*	95,935
3,332	United Fire Group, Inc.	95,628
4,615	Universal Insurance Holdings, Inc.	127,974
4,288	Unum Group	346,299
6,800	W.R. Berkley Corp.	499,596
35	White Mountains Insurance Group Ltd.	62,850
1,778	Willis Towers Watson PLC	544,957

		39,504,434

Interactive Media & Services – 3.0%
102,258	Alphabet, Inc. Class C	18,139,547
335,610	Alphabet, Inc. Class A	59,144,550
695	Angi, Inc.*	10,606
23,343	Arena Group Holdings, Inc.*	144,727
1,655	Bumble, Inc. Class A*	10,906
1,217	Cargurus, Inc.*	40,733
1,639	Cars.com, Inc.*	19,422
479	EverQuote, Inc. Class A*	11,582
53,996	fuboTV, Inc.*	208,425
5,616	Grindr, Inc.*	127,483
596	IAC, Inc.*	22,255
2,252	Match Group, Inc.	69,564
545	MediaAlpha, Inc. Class A*	5,968
94,600	Meta Platforms, Inc. Class A	69,823,314
20,550	Nextdoor Holdings, Inc.*	34,113
4,725	Pinterest, Inc. Class A*	169,438
1,072	QuinStreet, Inc.*	17,259
2,401	Reddit, Inc. Class A*	361,519
1,565	Rumble, Inc.*(a)	14,054
2,050	Shutterstock, Inc.	38,868
1,183	Snap, Inc. Class A*	10,280
2,334	Taboola.com Ltd.*	8,542
6,983	Teads Holding Co.*	17,318
7,016	Travelzoo*	89,314
348	TripAdvisor, Inc.*	4,541
49,140	TrueCar, Inc.*	93,366
320	Trump Media & Technology Group Corp.*	5,773

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued) June 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Interactive Media & Services – (continued)
10,096	Vimeo, Inc.*	$40,788
325	VTEX Class A*	2,145
2,065	Yelp, Inc.*	70,767
296	Ziff Davis, Inc.*	8,960
3,799	ZipRecruiter, Inc. Class A*	19,033
951	ZoomInfo Technologies, Inc.*	9,624

		148,794,784

IT Services – 0.4%
10,449	Accenture PLC Class A	3,123,102
39,052	Akamai Technologies, Inc.*	3,114,788
2,366	Amdocs Ltd.	215,874
756	Applied Digital Corp.*	7,613
430	ASGN, Inc.*	21,470
7,911	Backblaze, Inc. Class A*	43,511
381	BigBear.ai Holdings, Inc.*(a)	2,587
11,104	BigCommerce Holdings, Inc.*	55,520
6,821	Cloudflare, Inc. Class A*	1,335,756
8,746	Cognizant Technology Solutions Corp. Class A	682,450
4,619	CoreWeave, Inc. Class A*	753,174
2,885	Couchbase, Inc.*	70,336
81	Crexendo, Inc.*	492
33	CSP, Inc.	427
364	DigitalOcean Holdings, Inc.*	10,396
1,635	DXC Technology Co.*	24,999
284	EPAM Systems, Inc.*	50,217
1,534	Gartner, Inc.*	620,073
136	Globant SA*	12,354
3,323	GoDaddy, Inc. Class A*	598,339
7,361	Grid Dynamics Holdings, Inc.*	85,020
4,970	Hackett Group, Inc.	126,337
24,130	Information Services Group, Inc.	115,824
15,954	International Business Machines Corp.	4,702,920
3,878	Kyndryl Holdings, Inc.*	162,721
200	MongoDB, Inc.*	41,998
3,155	Okta, Inc.*	315,405
10,400	Rackspace Technology, Inc.*	13,312
6,791	Snowflake, Inc. Class A*	1,519,622
1,385	TSS, Inc.*	39,930
3,391	Tucows, Inc. Class A*	66,837
3,001	Twilio, Inc. Class A*	373,204
5,488	Unisys Corp.*	24,861
1,720	VeriSign, Inc.	496,736

		18,828,205

Leisure Products – 0.0%
633	Acushnet Holdings Corp.	46,095
334	Brunswick Corp.	18,450
24,150	Clarus Corp.	83,801
3,835	Escalade, Inc.	53,613
1,690	Funko, Inc. Class A*	8,044

Shares	Description	Value

Common Stocks – (continued)

Leisure Products – (continued)
1,767	Hasbro, Inc.	$130,440
2,423	JAKKS Pacific, Inc.	50,350
2,431	Johnson Outdoors, Inc. Class A	73,586
12,411	Latham Group, Inc.*	79,182
401	Malibu Boats, Inc. Class A*	12,567
16,783	Marine Products Corp.	142,823
3,068	MasterCraft Boat Holdings, Inc.*	57,004
3,335	Mattel, Inc.*	65,766
10,032	Outdoor Holding Co.*	12,841
15,712	Peloton Interactive, Inc. Class A*	109,041
101	Polaris, Inc.	4,106
8,109	Smith & Wesson Brands, Inc.	70,386
2,713	Sturm Ruger & Co., Inc.	97,397
1,549	Topgolf Callaway Brands Corp.*	12,470
411	YETI Holdings, Inc.*	12,955

		1,140,917

Life Sciences Tools & Services – 0.3%
262	10X Genomics, Inc. Class A*	3,034
9,461	Adaptive Biotechnologies Corp.*	110,221
3,657	Agilent Technologies, Inc.	431,562
33,459	Akoya Biosciences, Inc.*(a)	43,497
12,144	Alpha Teknova, Inc.*(a)	59,627
34	Atlantic International Corp.*	69
3,554	Avantor, Inc.*	47,837
820	BioLife Solutions, Inc.*	17,663
114	Bio-Rad Laboratories, Inc. Class A*	27,510
473	Bio-Techne Corp.	24,336
218	Bruker Corp.	8,982
220	Charles River Laboratories International, Inc.*	33,381
27,355	Codexis, Inc.*	66,746
411	CryoPort, Inc.*	3,066
9,904	Danaher Corp.	1,956,436
372	Fortrea Holdings, Inc.*	1,838
428	ICON PLC*	62,253
755	Illumina, Inc.*	72,034
1,805	IQVIA Holdings, Inc.*	284,450
9,141	Lifecore Biomedical, Inc.*	74,225
24,452	MaxCyte, Inc.*	53,305
203	Medpace Holdings, Inc.*	63,713
544	Mesa Laboratories, Inc.	51,256
204	Mettler-Toledo International, Inc.*	239,643
57,835	Nautilus Biotechnology, Inc.*	41,924
7,841	Niagen Bioscience, Inc.*	112,989
44,939	OmniAb, Inc.*	78,194
18,937	Pacific Biosciences of California, Inc.*	23,482

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)

Life Sciences Tools & Services – (continued)
13,887	Personalis, Inc.*	$91,099
1,787	Quanterix Corp.*	11,883
7,585	Quantum-Si, Inc.*(a)	14,867
49	Repligen Corp.*	6,095
811	Revvity, Inc.	78,440
41,076	Seer, Inc.*	87,903
2,248	Sotera Health Co.*	24,998
7,657	Standard BioTools, Inc.*	9,188
1,564	Tempus AI, Inc.*	99,376
19,146	Thermo Fisher Scientific, Inc.	7,762,937
1,122	Waters Corp.*	391,623
307	West Pharmaceutical Services, Inc.	67,171

		12,638,853

Machinery – 0.4%
29,989	374Water,Inc.*(a)	9,725
18,311	3D Systems Corp.*(a)	28,199
246	AGCO Corp.	25,377
3,920	AirJoule Technologies Corp.*	18,150
192	Alamo Group, Inc.	41,929
399	Albany International Corp. Class A	27,982
1,813	Allison Transmission Holdings, Inc.	172,217
1,091	Astec Industries, Inc.	45,484
2,469	Atmus Filtration Technologies, Inc.	89,921
545	Blue Bird Corp.*	23,522
7,939	Caterpillar, Inc.	3,081,999
445	Chart Industries, Inc.*	73,269
17,878	CNH Industrial NV	231,699
562	Crane Co.	106,718
2,119	Cummins, Inc.	693,973
4,221	Deere & Co.	2,146,336
1,410	Donaldson Co., Inc.	97,784
2,758	Douglas Dynamics, Inc.	81,278
1,606	Dover Corp.	294,267
3,996	Energy Recovery, Inc.*	51,069
2,040	Enerpac Tool Group Corp.	82,742
128	Enpro, Inc.	24,518
1,001	Esab Corp.	120,671
866	ESCO Technologies, Inc.	166,159
694	Federal Signal Corp.	73,856
267	Flowserve Corp.	13,977
4,437	Fortive Corp.	231,301
923	Franklin Electric Co., Inc.	82,830
4,552	Gates Industrial Corp. PLC*	104,833
2,545	Gencor Industries, Inc.*	35,630
2,188	Gorman-Rupp Co.	80,343
2,176	Graco, Inc.	187,071
1,067	Graham Corp.*	52,827
335	Greenbrier Cos., Inc.	15,427
221	Hillenbrand, Inc.	4,435
2,759	Hillman Solutions Corp.*	19,699

Shares	Description	Value

Common Stocks – (continued)

Machinery – (continued)
353	Hyster-Yale, Inc.	$14,042
542	IDEX Corp.	95,159
5,153	Illinois Tool Works, Inc.	1,274,079
4,946	Ingersoll Rand, Inc.	411,408
866	ITT, Inc.	135,815
850	JBT Marel Corp.	102,221
143	Kadant, Inc.	45,395
1,178	Kennametal, Inc.	27,047
2,439	L.B. Foster Co. Class A*	53,341
366	Lincoln Electric Holdings, Inc.	75,879
450	Lindsay Corp.	64,913
4,782	Luxfer Holdings PLC	58,245
468	Manitowoc Co., Inc.*	5,625
2,385	Mayville Engineering Co., Inc.*	38,065
29,305	Microvast Holdings, Inc.*	106,377
572	Middleby Corp.*	82,368
1,530	Miller Industries, Inc.	68,024
2,379	Mueller Industries, Inc.	189,059
4,699	Mueller Water Products, Inc. Class A	112,964
340	Nordson Corp.	72,886
4,037	Omega Flex, Inc.	130,718
209	Oshkosh Corp.	23,730
29,198	Otis Worldwide Corp.	2,891,186
7,241	PACCAR, Inc.	688,329
5,106	Palladyne AI Corp.*	44,218
2,099	Parker-Hannifin Corp.	1,466,089
4,259	Park-Ohio Holdings Corp.	76,066
2,513	Pentair PLC	257,985
1,168	Proto Labs, Inc.*	46,767
502	RBC Bearings, Inc.*	193,170
2,299	REV Group, Inc.	109,409
389	Richtech Robotics, Inc. Class B*	759
1,295	Shyft Group, Inc.	16,239
930	Snap-on, Inc.	289,397
527	SPX Technologies, Inc.*	88,367
355	Standex International Corp.	55,550
571	Stanley Black & Decker, Inc.	38,685
1,597	Stratasys Ltd.*	18,318
1,095	Tennant Co.	84,841
163	Terex Corp.	7,610
283	Timken Co.	20,532
51	Titan International, Inc.*	524
687	Toro Co.	48,557
1,169	Trinity Industries, Inc.	31,575
510	Watts Water Technologies, Inc. Class A	125,404
2,701	Westinghouse Air Brake Technologies Corp.	565,454
57	Worthington Enterprises, Inc.	3,628

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued) June 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Machinery – (continued)
3,050	Xylem, Inc.	$394,548

		19,387,784

Marine Transportation – 0.0%
3	Costamare Bulkers Holdings Ltd.*	26
1,055	Costamare, Inc.	9,611
5,554	Genco Shipping & Trading Ltd.	72,591
1,607	Global Ship Lease, Inc. Class A	42,280
13,501	Kirby Corp.*	1,531,149
198	Matson, Inc.	22,047
12,332	Pangaea Logistics Solutions Ltd.	57,960
21,697	Safe Bulkers, Inc.	78,326
782	Star Bulk Carriers Corp.(a)	13,490

		1,827,480

Media – 0.2%
256	AMC Networks, Inc. Class A*	1,605
8,707	Boston Omaha Corp. Class A*	122,246
116	Cable One, Inc.	15,754
12,551	Cardlytics, Inc.*	20,646
1,768	Charter Communications, Inc. Class A*	722,776
33,820	Clear Channel Outdoor Holdings, Inc.	39,569
191,945	Comcast Corp. Class A	6,850,517
610	DoubleVerify Holdings, Inc.*	9,132
78	Emerald Holding, Inc.	378
19,129	Entravision Communications Corp. Class A	44,379
77	EW Scripps Co. Class A*	226
5,795	Fox Corp. Class A	324,752
4,661	Fox Corp. Class B	240,647
8,877	Gambling.com Group Ltd.*	105,548
2,186	Gannett Co., Inc.*	7,826
1,169	Gray Media, Inc.	5,296
147	Ibotta, Inc. Class A*	5,380
41,660	iHeartMedia, Inc. Class A	73,322
702	Integral Ad Science Holding Corp.*	5,834
2,074	Interpublic Group of Cos., Inc.	50,772
3,009	John Wiley & Sons, Inc. Class A	134,292
2,815	Liberty Broadband Corp. Class C*	276,940
1,723	Liberty Broadband Corp. Class A*	168,544
876	Magnite, Inc.*	21,129
4,752	National CineMedia, Inc.	23,023
2,230	New York Times Co. Class A	124,835

Shares	Description	Value

Common Stocks – (continued)

Media – (continued)
5,287	News Corp. Class A	$157,130
2,723	News Corp. Class B	93,426
4,642	Newsmax, Inc.*	70,234
336	Nexstar Media Group, Inc.	58,111
1,949	Omnicom Group, Inc.	140,211
8,127	Paramount Global Class B(a)	104,838
689	PubMatic, Inc. Class A*	8,571
1,424	Scholastic Corp.	29,876
3,453	Sinclair, Inc.	47,720
2,354	Sirius XM Holdings, Inc.	54,071
15	TechTarget, Inc.*	117
4,937	TEGNA, Inc.	82,744
1,991	Thryv Holdings, Inc.*	24,211
5,732	Trade Desk, Inc. Class A*	412,647
21,367	WideOpenWest, Inc.*	86,750

		10,766,025

Metals & Mining – 0.2%
840	Alcoa Corp.	24,788
143	Alpha Metallurgical Resources, Inc.*	16,085
241	American Battery Technology Co.*	390
347	Anglogold Ashanti PLC	15,813
889	Carpenter Technology Corp.	245,702
294	Century Aluminum Co.*	5,298
4,091	Coeur Mining, Inc.*	36,246
580	Commercial Metals Co.	28,368
721	Compass Minerals International, Inc.*	14,485
296	Constellium SE*	3,937
48	Contango ORE, Inc.*	935
19,625	Critical Metals Corp.*(a)	70,258
12,064	Dakota Gold Corp.*	44,516
7,048	Evraz PLC*(c)	—
99,512	Freeport-McMoRan, Inc.	4,313,845
800	Hecla Mining Co.	4,792
71	Idaho Strategic Resources, Inc.*	929
413	Ivanhoe Electric, Inc.*	3,746
223	Kaiser Aluminum Corp.	17,818
156	Lifezone Metals Ltd.*	643
112	Materion Corp.	8,889
2,953	McEwen Mining, Inc.*	28,378
1,627	Metallus, Inc.*	25,072
3,851	MP Materials Corp.*	128,123
20,067	Newmont Corp.	1,169,103
292	NioCorp Developments Ltd.*	680
1,306	Novagold Resources, Inc.*	5,342
2,187	Nucor Corp.	283,304
1,316	Olympic Steel, Inc.	42,888
3,541	Perpetua Resources Corp.*	42,988
3,898	Piedmont Lithium, Inc.*	22,686
3,841	Radius Recycling, Inc.	114,039

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)

Metals & Mining – (continued)
1,741	Ramaco Resources, Inc. Class B	$14,242
200	Ramaco Resources, Inc. Class A	2,628
792	Reliance, Inc.	248,609
1,505	Royal Gold, Inc.	267,649
805	Ryerson Holding Corp.	17,364
260	Southern Copper Corp.	26,304
15,892	Steel Dynamics, Inc.	2,034,335
2,681	SunCoke Energy, Inc.	23,030
12,852	Tredegar Corp.*	113,098
13,465	U.S. Antimony Corp.*	29,354
62	U.S. Gold Corp.*	756
9	U.S. Goldmining, Inc.*	74
226	Vox Royalty Corp.	714
51	Warrior Met Coal, Inc.	2,337
73	Worthington Steel, Inc.	2,178

		9,502,758

Mortgage Real Estate Investment Trusts (REITs) – 0.1%
4	ACRES Commercial Realty Corp.*	72
13,746	AGNC Investment Corp.	126,326
12,568	Angel Oak Mortgage REIT, Inc.	118,391
10,269	Annaly Capital Management, Inc.	193,263
7,482	Apollo Commercial Real Estate Finance, Inc.	72,426
1,909	Arbor Realty Trust, Inc.	20,426
16,365	ARES Commercial Real Estate Corp.	78,061
5,333	ARMOUR Residential REIT, Inc.	89,648
4,561	Blackstone Mortgage Trust, Inc. Class A	87,799
13,226	BrightSpire Capital, Inc.	66,791
3,572	Chimera Investment Corp.	49,544
7,748	Dynex Capital, Inc.	94,681
7,089	Ellington Financial, Inc.(a)	92,086
7,167	Franklin BSP Realty Trust, Inc.	76,615
20,979	Granite Point Mortgage Trust, Inc.	51,818
12,555	Invesco Mortgage Capital, Inc.	98,431
6,637	KKR Real Estate Finance Trust, Inc.	58,206
7,566	Ladder Capital Corp.	81,335
5,838	MFA Financial, Inc.	55,227
10,449	New York Mortgage Trust, Inc.	70,008
7,638	Nexpoint Real Estate Finance, Inc.	105,328
13,451	Orchid Island Capital, Inc.	94,292

Shares	Description	Value

Common Stocks – (continued)

Mortgage Real Estate Investment Trusts (REITs) – (continued)
6,452	PennyMac Mortgage Investment Trust	$82,973
7,041	Ready Capital Corp.	30,769
10,999	Redwood Trust, Inc.	65,004
10,705	Rithm Capital Corp.	120,859
38,703	Rithm Property Trust, Inc.	104,498
4,946	Starwood Property Trust, Inc.	99,266
10,845	TPG RE Finance Trust, Inc.	83,723
7,848	Two Harbors Investment Corp.	84,523

		2,452,389

Multi-Utilities – 0.2%
24,136	Ameren Corp.	2,318,021
3,134	Avista Corp.	118,935
1,981	Black Hills Corp.	111,134
67,485	CenterPoint Energy, Inc.	2,479,399
5,786	CMS Energy Corp.	400,854
6,805	Consolidated Edison, Inc.	682,882
13,976	Dominion Energy, Inc.	789,924
3,943	DTE Energy Co.	522,290
57,919	NiSource, Inc.	2,336,453
2,182	Northwestern Energy Group, Inc.	111,937
8,197	Public Service Enterprise Group, Inc.	690,023
9,903	Sempra	750,350
2,168	Unitil Corp.	113,061
6,343	WEC Energy Group, Inc.	660,941

		12,086,204

Office REITs – 0.0%
5,163	Brandywine Realty Trust	22,149
2,160	BXP, Inc.	145,735
10,878	City Office REIT, Inc.	58,089
3,289	COPT Defense Properties	90,711
4,823	Cousins Properties, Inc.	144,835
2,451	Douglas Emmett, Inc.	36,863
2,686	Easterly Government Properties, Inc.	59,629
4,083	Empire State Realty Trust, Inc. Class A	33,032
21,214	Franklin Street Properties Corp.	34,791
3,040	Highwoods Properties, Inc.	94,514
2,591	JBG SMITH Properties	44,824
577	Kilroy Realty Corp.	19,797
3,379	NET Lease Office Properties*	109,986
6,752	Orion Properties, Inc.	14,382
2,356	Paramount Group, Inc.*	14,372
4,482	Peakstone Realty Trust	59,207
1,359	Piedmont Realty Trust, Inc.	9,907
11,102	Postal Realty Trust, Inc. Class A	163,532
259	SL Green Realty Corp.	16,032

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued) June 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Office REITs – (continued)
4,855	Vornado Realty Trust	$185,655

		1,358,042

Oil, Gas & Consumable Fuels – 1.1%
24,479	Aemetis, Inc.*(a)	60,708
12,746	Amplify Energy Corp.*	40,787
8,113	Antero Midstream Corp.	153,741
3,556	Antero Resources Corp.*	143,236
1,817	APA Corp.	33,233
4,338	Ardmore Shipping Corp.	41,645
5,348	Berry Corp.	14,814
479	California Resources Corp.	21,876
45	Calumet, Inc.*	709
579	Centrus Energy Corp. Class A*	106,061
16,964	Cheniere Energy, Inc.	4,131,073
77,279	Chevron Corp.	11,065,580
141	Chord Energy Corp.	13,656
608	Civitas Resources, Inc.	16,732
4,100	CNX Resources Corp.*	138,088
4,999	Comstock Resources, Inc.*	138,322
19,795	ConocoPhillips	1,776,403
160	Core Natural Resources, Inc.	11,158
7,586	Coterra Energy, Inc.	192,533
174	CVR Energy, Inc.	4,672
342	Delek U.S. Holdings, Inc.	7,244
3,001	Devon Energy Corp.	95,462
3,442	DHT Holdings, Inc.	37,208
1,512	Diamondback Energy, Inc.	207,749
425	Dorian LPG Ltd.	10,362
2,221	DT Midstream, Inc.	244,110
9,086	Empire Petroleum Corp.*	47,974
313	Energy Fuels, Inc.*	1,800
8,620	EOG Resources, Inc.	1,031,038
9	Epsilon Energy Ltd.	66
10,051	EQT Corp.	586,174
21,664	Evolution Petroleum Corp.	101,821
2,970	Excelerate Energy, Inc. Class A	87,080
3,739	Expand Energy Corp.	437,239
173,160	Exxon Mobil Corp.	18,666,648
2,581	FLEX LNG Ltd.	56,730
919	Frontline PLC	15,081
22,825	FutureFuel Corp.	88,561
50,243	Gevo, Inc.*(a)	66,321
2,454	Golar LNG Ltd.	101,080
11,583	Granite Ridge Resources, Inc.	73,784
2,778	Green Plains, Inc.*	16,751
356	Gulfport Energy Corp.*	71,617
4,326	Hallador Energy Co.*	68,481
3,745	Hess Corp.	518,832
599	HF Sinclair Corp.	24,607
3,333	Infinity Natural Resources, Inc. Class A*	61,027
470	International Seaways, Inc.	17,146

Shares	Description	Value

Common Stocks – (continued)

Oil, Gas & Consumable Fuels – (continued)
34,957	Kinder Morgan, Inc.	$1,027,736
242	Kinetik Holdings, Inc.	10,660
42	Kolibri Global Energy, Inc.*	288
106	Lightbridge Corp.*	1,417
918	Magnolia Oil & Gas Corp. Class A	20,637
4,393	Marathon Petroleum Corp.	729,721
549	Matador Resources Co.	26,198
949	Murphy Oil Corp.	21,353
2,851	Navigator Holdings Ltd.	40,342
753	NextDecade Corp.*	6,709
7,109	NextNRG, Inc.*	19,692
31,623	Nordic American Tankers Ltd.	83,168
110	Northern Oil & Gas, Inc.	3,119
8,366	Occidental Petroleum Corp.	351,456
9,591	ONEOK, Inc.	782,913
1,278	Ovintiv, Inc.	48,628
86	Par Pacific Holdings, Inc.*	2,282
1,116	Peabody Energy Corp.	14,977
1,394	Permian Resources Corp.	18,986
5,535	Phillips 66	660,325
531	PrimeEnergy Resources Corp.*	77,728
1,347	Range Resources Corp.	54,782
1,652	REX American Resources Corp.*	80,469
683	Riley Exploration Permian, Inc.	17,915
25,873	Ring Energy, Inc.*	20,543
1,478	Sable Offshore Corp.*	32,486
10,144	SandRidge Energy, Inc.	109,758
523	Scorpio Tankers, Inc.	20,465
7,250	SFL Corp. Ltd.	60,392
352	Sitio Royalties Corp. Class A	6,470
25	SM Energy Co.	618
2,017	Summit Midstream Corp.*	49,477
1,643	Talos Energy, Inc.*	13,933
2,131	Tamboran Resources Corp.*	45,433
4,840	Targa Resources Corp.	842,547
3,656	Teekay Corp. Ltd.	30,162
328	Teekay Tankers Ltd. Class A	13,684
441	Texas Pacific Land Corp.	465,868
2,428	Tsakos Energy Navigation Ltd.(a)	46,593
2,396	Uranium Energy Corp.*	16,293
37,993	Ur-Energy, Inc.*(a)	39,893
19,022	VAALCO Energy, Inc.	68,669
4,114	Valero Energy Corp.	553,004
651	Venture Global, Inc. Class A	10,143
23	Verde Clean Fuels, Inc.*	79
966	Viper Energy, Inc.	36,834
3,731	Vitesse Energy, Inc.	82,418
31,745	W&T Offshore, Inc.(a)	52,379
74,535	Williams Cos., Inc.	4,681,543

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)

Oil, Gas & Consumable Fuels – (continued)
1,329	World Kinect Corp.	$37,677

		52,285,882

Paper & Forest Products – 0.0%
515	Clearwater Paper Corp.*	14,028
425	Louisiana-Pacific Corp.	36,546
763	Magnera Corp.*	9,217
269	Sylvamo Corp.	13,477

		73,268

Passenger Airlines – 0.0%
2,806	Alaska Air Group, Inc.*	138,841
191	Allegiant Travel Co.*	10,495
4,793	American Airlines Group, Inc.*	53,777
11,919	Blade Air Mobility, Inc.*	48,034
235	Copa Holdings SA Class A	25,843
8,205	Delta Air Lines, Inc.	403,522
322	Frontier Group Holdings, Inc.*	1,169
9,614	Joby Aviation, Inc.*	101,428
1,069	SkyWest, Inc.*	110,075
6,775	Southwest Airlines Co.	219,781
5	Spirit Aviation Holdings, Inc.*	25
684	Sun Country Airlines Holdings, Inc.*	8,037
5,805	United Airlines Holdings, Inc.*	462,252

		1,583,279

Personal Products – 0.1%
4,042	Beauty Health Co.*	7,720
1,187	BellRing Brands, Inc.*	68,763
5,130	Coty, Inc. Class A*	23,854
2,536	Edgewell Personal Care Co.	59,368
98	elf Beauty, Inc.*	12,195
721	Estee Lauder Cos., Inc. Class A	58,257
22	FitLife Brands, Inc.*	286
1,815	Herbalife Ltd.*	15,645
14,149	Honest Co., Inc.*	72,018
468	Interparfums, Inc.	61,453
181,921	Kenvue, Inc.	3,807,607
8,111	Lifevantage Corp.(a)	106,092
6,409	Medifast, Inc.*	90,046
4,801	Nature’s Sunshine Products, Inc.*	71,007
1,926	Nu Skin Enterprises, Inc. Class A	15,389
9,794	Olaplex Holdings, Inc.*	13,712
1,879	USANA Health Sciences, Inc.*	57,366

Shares	Description	Value

Common Stocks – (continued)

Personal Products – (continued)
9,151	Waldencast PLC Class A*	$22,420

		4,563,198

Pharmaceuticals – 1.4%
28,995	Aclaris Therapeutics, Inc.*	41,173
14,494	Alto Neuroscience, Inc.*(a)	31,887
3,293	Alumis, Inc.*	9,879
4,873	Amneal Pharmaceuticals, Inc.*	39,423
510	Amphastar Pharmaceuticals, Inc.*	11,710
20,585	Amylyx Pharmaceuticals, Inc.*	131,950
777	ANI Pharmaceuticals, Inc.*	50,699
15,182	Aquestive Therapeutics, Inc.*	50,252
37	Arvinas, Inc.*	272
38,305	Assertio Holdings, Inc.*	24,561
4,820	ATAI Life Sciences NV*(a)	10,556
23,180	Atea Pharmaceuticals, Inc.*	83,448
5,492	Avadel Pharmaceuticals PLC*	48,604
1,614	Axsome Therapeutics, Inc.*	168,486
49	Biote Corp. Class A*	197
120,143	Bristol-Myers Squibb Co.	5,561,420
13,448	Cassava Sciences, Inc.*	24,341
1,533	Collegium Pharmaceutical, Inc.*	45,331
9,491	Contineum Therapeutics, Inc. Class A*	37,679
3,604	Corcept Therapeutics, Inc.*	264,534
9,019	CorMedix, Inc.*	111,114
411	Edgewise Therapeutics, Inc.*	5,388
2,525	Elanco Animal Health, Inc.*	36,057
38,446	Eli Lilly & Co.	29,969,810
377	Enliven Therapeutics, Inc.*	7,563
27,722	Esperion Therapeutics, Inc.*	27,290
7,345	Eton Pharmaceuticals, Inc.*	104,666
6,322	Evolus, Inc.*	58,226
1,316	EyePoint Pharmaceuticals, Inc.*	12,384
24	Fulcrum Therapeutics, Inc.*	165
1,615	Harmony Biosciences Holdings, Inc.*	51,034
1,595	Harrow, Inc.*	48,711
54,730	Ikena Oncology, Inc.*	73,338
1,356	Indivior PLC*	19,987
6,191	Innoviva, Inc.*	124,377
29,066	Jazz Pharmaceuticals PLC*	3,084,484
40,956	Johnson & Johnson	6,256,029
68	Journey Medical Corp.*	488
2,191	LENZ Therapeutics, Inc.*	64,218
855	Ligand Pharmaceuticals, Inc.*	97,196
361	Liquidia Corp.*	4,498
1,627	Maze Therapeutics, Inc.*	19,963
3,201	MBX Biosciences, Inc.*	36,523
40	MediWound Ltd.*	775

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued) June 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Pharmaceuticals – (continued)
114,958	Merck & Co., Inc.	$9,100,075
1,576	Mind Medicine MindMed, Inc.*(a)	10,228
4,356	Nektar Therapeutics*	112,559
34,942	Neumora Therapeutics, Inc.*(a)	25,623
111	Nuvation Bio, Inc.*	217
7,653	Ocular Therapeutix, Inc.*	71,020
24,857	Omeros Corp.*(a)	74,571
2,587	Organon & Co.	25,042
958	Pacira BioSciences, Inc.*	22,896
1,909	Perrigo Co. PLC	51,009
304,485	Pfizer, Inc.	7,380,716
6,635	Phathom Pharmaceuticals, Inc.*	63,630
1,178	Phibro Animal Health Corp. Class A	30,086
18,100	Pliant Therapeutics, Inc.*	20,996
2,068	Prestige Consumer Healthcare, Inc.*	165,130
9,600	Royalty Pharma PLC Class A	345,888
16,941	scPharmaceuticals, Inc.*	64,545
2,967	Septerna, Inc.*	31,361
3,984	SIGA Technologies, Inc.	25,976
2,496	Supernus Pharmaceuticals, Inc.*	78,674
2,851	Tarsus Pharmaceuticals, Inc.*	115,494
5,632	Terns Pharmaceuticals, Inc.*	21,007
3,864	Theravance Biopharma, Inc.*	42,620
5,129	Third Harmonic Bio, Inc.*	27,851
19,385	Trevi Therapeutics, Inc.*	106,036
1,643	Tvardi Therapeutics, Inc.*	38,331
12,645	Ventyx Biosciences, Inc.*	27,060
84,560	Veru, Inc.*(a)	49,197
15,418	Viatris, Inc.	137,683
558	WaVe Life Sciences Ltd.*	3,627
25,829	Xeris Biopharma Holdings, Inc.*	120,621
13,857	Zevra Therapeutics, Inc.*	122,080
9,181	Zoetis, Inc.	1,431,777

		66,794,312

Professional Services – 0.4%
3,433	Acuren Corp.*	37,900
657	Alight, Inc. Class A	3,719
260	Amentum Holdings, Inc.*	6,139
7,781	Asure Software, Inc.*	75,943
21,111	Automatic Data Processing, Inc.	6,510,632
3,318	Barrett Business Services, Inc.	138,327
1,643	BlackSky Technology, Inc.*	33,813
1,855	Booz Allen Hamilton Holding Corp.	193,161
2,702	Broadridge Financial Solutions, Inc.	656,667

Shares	Description	Value

Common Stocks – (continued)

Professional Services – (continued)
428	CACI International, Inc.
	Class A*	$204,028
408	CBIZ, Inc.*	29,258
6,983	Clarivate PLC*	30,027
658	Concentrix Corp.	34,779
13,469	Conduent, Inc.*	35,558
430	CRA International, Inc.	80,569
2,491	CSG Systems International, Inc.	162,687
1,313	Dayforce, Inc.*	72,727
6,207	DLH Holdings Corp.*	36,249
3,655	Dun & Bradstreet Holdings, Inc.	33,224
2,051	Equifax, Inc.	531,968
5,495	ExlService Holdings, Inc.*	240,626
1,352	Exponent, Inc.	101,008
495	First Advantage Corp.*	8,222
69,183	FiscalNote Holdings, Inc.*(a)	37,110
7,549	Forrester Research, Inc.*	74,735
2,993	Franklin Covey Co.*	68,300
388	FTI Consulting, Inc.*	62,662
1,531	Heidrick & Struggles International, Inc.	70,059
5,688	HireQuest, Inc.	56,937
1,260	Huron Consulting Group, Inc.*	173,300
4,439	IBEX Holdings Ltd.*	129,175
255	ICF International, Inc.	21,601
438	Innodata, Inc.*	22,434
800	Insperity, Inc.	48,096
1,672	Jacobs Solutions, Inc.	219,784
682	KBR, Inc.	32,695
4,217	Kelly Services, Inc. Class A	49,381
2,345	Kforce, Inc.	96,450
583	Korn Ferry	42,751
1,121	Legalzoom.com, Inc.*	9,988
2,156	Leidos Holdings, Inc.	340,131
640	ManpowerGroup, Inc.	25,856
1,086	Maximus, Inc.	76,237
7,672	Mistras Group, Inc.*	61,453
1,399	NV5 Global, Inc.*	32,303
389	Parsons Corp.*	27,919
20,687	Paychex, Inc.	3,009,131
1,219	Paycom Software, Inc.	282,077
1,170	Paylocity Holding Corp.*	211,992
8,594	Planet Labs PBC*	52,423
28	RCM Technologies, Inc.*	660
2,430	Resolute Holdings Management, Inc.*	77,444
20,366	Resources Connection, Inc.	109,365
1,198	Robert Half, Inc.	49,178
821	Science Applications International Corp.	92,453
5,074	Skillsoft Corp.*	81,032
4,066	Spire Global, Inc.*	48,385

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)

Professional Services – (continued)
4,287	SS&C Technologies
	Holdings, Inc.	$354,964
58	TaskUS, Inc. Class A*	972
2,672	TransUnion	235,136
325	TriNet Group, Inc.	23,770
9,016	TrueBlue, Inc.*	58,424
3,816	TTEC Holdings, Inc.*	18,355
2,525	UL Solutions, Inc. Class A	183,971
8,879	Upwork, Inc.*	119,334
11,430	Verisk Analytics, Inc.	3,560,445
2,778	Verra Mobility Corp.*	70,533
1,765	Willdan Group, Inc.*	110,330
1,146	WNS Holdings Ltd.*	72,473

		19,859,435

Real Estate Management & Development – 0.1%
1,271	Anywhere Real Estate, Inc.*	4,601
5,745	CBRE Group, Inc. Class A*	804,989
31,743	Compass, Inc. Class A*	199,346
5,910	CoStar Group, Inc.*	475,164
34,396	Douglas Elliman, Inc.*	79,799
1,272	eXp World Holdings, Inc.	11,575
29,204	Five Point Holdings LLC Class A*	160,622
1,707	Forestar Group, Inc.*	34,140
4,861	FRP Holdings, Inc.*	130,712
422	Howard Hughes Holdings, Inc.*	28,485
921	Jones Lang LaSalle, Inc.*	235,573
7,598	Kennedy-Wilson Holdings, Inc.	51,666
1,459	Landbridge Co. LLC Class A	98,599
2,881	Marcus & Millichap, Inc.	88,476
4,249	Maui Land & Pineapple Co., Inc.*	77,289
561	Newmark Group, Inc. Class A	6,816
3,694	Offerpad Solutions, Inc.*	3,362
3,169	RE/MAX Holdings, Inc. Class A*	25,922
8,605	Real Brokerage, Inc.*	38,809
6,954	Redfin Corp.*(a)	77,815
6,439	RMR Group, Inc. Class A	105,278
1,940	Seaport Entertainment Group, Inc.*	36,356
20,167	Seritage Growth Properties Class A*	62,114
1,718	St. Joe Co.	81,949
13,119	Star Holdings*(a)	102,459
2,829	Stratus Properties, Inc.*	53,412
8,112	Tejon Ranch Co.*	137,580
3,785	Transcontinental Realty Investors, Inc.*	161,279
3,298	Zillow Group, Inc. Class C*	231,025

Shares	Description	Value

Common Stocks – (continued)

Real Estate Management & Development – (continued)
1,876	Zillow Group, Inc. Class A*	$128,487

		3,733,699

Residential REITs – 0.1%
5,687	American Homes 4 Rent Class A	205,130
13,962	Apartment Investment & Management Co. Class A	120,771
2,241	AvalonBay Communities, Inc.	456,043
7,462	BRT Apartments Corp.	116,706
1,998	Camden Property Trust	225,155
1,578	Centerspace	94,980
5	Clipper Realty, Inc.	18
5,251	Elme Communities	83,491
2,589	Equity LifeStyle Properties, Inc.	159,664
5,553	Equity Residential	374,772
976	Essex Property Trust, Inc.	276,598
5,319	Independence Realty Trust, Inc.	94,093
7,966	Invitation Homes, Inc.	261,285
2,308	Mid-America Apartment Communities, Inc.	341,607
2,434	NexPoint Residential Trust, Inc.	81,101
2,297	Sun Communities, Inc.	290,547
4,788	UDR, Inc.	195,494
6,864	UMH Properties, Inc.	115,247
4,804	Veris Residential, Inc.	71,532

		3,564,234

Retail REITs – 0.1%
3,212	Acadia Realty Trust	59,647
2,970	Agree Realty Corp.	216,988
482	Alexander’s, Inc.	108,604
6,373	Brixmor Property Group, Inc.	165,953
2,902	CBL & Associates Properties, Inc.	73,682
3,047	Curbline Properties Corp.	69,563
602	Federal Realty Investment Trust	57,184
14,483	FrontView REIT, Inc.	173,796
3,360	Getty Realty Corp.	92,870
3,085	InvenTrust Properties Corp.	84,529
10,908	Kimco Realty Corp.	229,286
2,560	Kite Realty Group Trust	57,984
5,085	NETSTREIT Corp.	86,089
2,786	NNN REIT, Inc.	120,300
3,106	Phillips Edison & Co., Inc.	108,803
15,436	Realty Income Corp.	889,268
3,415	Regency Centers Corp.	243,250
3,021	Saul Centers, Inc.	103,137
5,551	Simon Property Group, Inc.	892,379
3,387	SITE Centers Corp.	38,307
2,586	Tanger, Inc.	79,080

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued) June 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Retail REITs – (continued)
3,383	Urban Edge Properties	$63,127
8,548	Whitestone REIT	106,679

		4,120,505

Semiconductors & Semiconductor Equipment – 3.3%
29,641	Advanced Micro Devices, Inc.*	4,206,058
2,121	Aehr Test Systems*(a)	27,424
7	Aeluma, Inc.*	115
229	Ambarella, Inc.*	15,129
7,386	Analog Devices, Inc.	1,758,016
13,508	Applied Materials, Inc.	2,472,910
1,526	Astera Labs, Inc.*	137,981
8,265	Atomera, Inc.*(a)	41,656
14	Axcelis Technologies, Inc.*	976
10,799	AXT, Inc.*	22,570
103,636	Broadcom, Inc.	28,567,263
2,130	CEVA, Inc.*	46,817
181	Cirrus Logic, Inc.*	18,870
477	Cohu, Inc.*	9,177
825	Credo Technology Group Holding Ltd.*	76,387
1,051	Enphase Energy, Inc.*	41,672
257	Entegris, Inc.	20,727
176	First Solar, Inc.*	29,135
328	FormFactor, Inc.*	11,286
58,881	GCT Semiconductor Holding, Inc.*(a)	87,733
243	GLOBALFOUNDRIES, Inc.*	9,283
146	Impinj, Inc.*	16,216
419	indie Semiconductor, Inc. Class A*(a)	1,492
57,808	Intel Corp.	1,294,899
7,663	KLA Corp.	6,864,056
40,010	Kopin Corp.*	61,215
256	Kulicke & Soffa Industries, Inc.	8,858
73,217	Lam Research Corp.	7,126,943
724	Lattice Semiconductor Corp.*	35,469
326	MACOM Technology Solutions Holdings, Inc.*	46,712
10,436	Marvell Technology, Inc.	807,746
59	MaxLinear, Inc.*	838
3,162	Microchip Technology, Inc.	222,510
67,773	Micron Technology, Inc.	8,353,022
94	MKS, Inc.	9,340
686	Monolithic Power Systems, Inc.	501,727
126	Navitas Semiconductor Corp.*	825
1,590	NVE Corp.	117,040
526,596	NVIDIA Corp.	83,196,902
1,496	ON Semiconductor Corp.*	78,405
62	Onto Innovation, Inc.*	6,258
2,357	PDF Solutions, Inc.*	50,393

Shares	Description	Value

Common Stocks – (continued)

Semiconductors & Semiconductor Equipment – (continued)
113	Penguin Solutions, Inc.*	$2,238
27	Photronics, Inc.*	508
614	Power Integrations, Inc.	34,323
256	Qorvo, Inc.*	21,737
18,449	QUALCOMM, Inc.	2,938,188
612	Rambus, Inc.*	39,180
4,914	Rigetti Computing, Inc.*	58,280
491	Semtech Corp.*	22,164
188	Silicon Laboratories, Inc.*	27,704
217	SiTime Corp.*	46,238
148	SkyWater Technology, Inc.*	1,456
547	Skyworks Solutions, Inc.	40,762
19	Synaptics, Inc.*	1,232
391	Teradyne, Inc.	35,159
47,062	Texas Instruments, Inc.	9,771,012
17	Ultra Clean Holdings, Inc.*	384
40	Universal Display Corp.	6,178
6	Veeco Instruments, Inc.*	122

		159,448,916

Software – 4.9%
12,088	8x8, Inc.*	23,692
5,146	A10 Networks, Inc.	99,575
3,972	ACI Worldwide, Inc.*	182,355
536	Adeia, Inc.	7,579
23,954	Adobe, Inc.*	9,267,324
203	Agilysys, Inc.*	23,272
89	Airship AI Holdings, Inc.*	524
973	Alarm.com Holdings, Inc.*	55,043
1,054	Alkami Technology, Inc.*	31,768
2,319	Amplitude, Inc. Class A*	28,756
1,244	ANSYS, Inc.*	436,918
255	Appfolio, Inc. Class A*	58,721
1,055	Appian Corp. Class A*	31,502
5,453	AppLovin Corp. Class A*	1,908,986
9,217	Arteris, Inc.*	87,838
699	Asana, Inc. Class A*	9,436
3,481	Atlassian Corp. Class A*	706,956
4,948	AudioEye, Inc.*	57,644
23,432	Aurora Innovation, Inc.*	122,784
4,910	Autodesk, Inc.*	1,519,989
5,724	AvePoint, Inc.*	110,530
2,227	Bentley Systems, Inc. Class B	120,191
416	Bill Holdings, Inc.*	19,244
879	Bitdeer Technologies Group Class A*	10,091
1,023	Blackbaud, Inc.*	65,687
732	BlackLine, Inc.*	41,446
10,886	Blend Labs, Inc. Class A*	35,924
2,975	Box, Inc. Class A*	101,656
643	Braze, Inc. Class A*	18,068
682	C3.ai, Inc. Class A*	16,757
5,774	Cadence Design Systems, Inc.*	1,779,258

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)

Software – (continued)
4,382	CCC Intelligent Solutions Holdings, Inc.*	$41,235
3,871	Cerence, Inc.*	39,523
5,870	Clear Secure, Inc. Class A	162,951
4,730	Clearwater Analytics Holdings, Inc. Class A*	103,729
1,045	Commvault Systems, Inc.*	182,175
1,585	Confluent, Inc. Class A*	39,514
2,455	Consensus Cloud Solutions, Inc.*	56,612
2,034	Core Scientific, Inc.*	34,720
3,575	CoreCard Corp.*	103,568
5,377	Crowdstrike Holdings, Inc. Class A*	2,738,560
26,546	CS Disco, Inc.*	116,006
134	Daily Journal Corp.*	56,581
5,685	Datadog, Inc. Class A*	763,666
4,070	Digimarc Corp.*	53,765
3,965	Digital Turbine, Inc.*	23,393
4,634	Docusign, Inc.*	360,942
652	Dolby Laboratories, Inc. Class A	48,418
4,497	Domo, Inc. Class B*	62,823
5,913	Dropbox, Inc. Class A*	169,112
5,925	D-Wave Quantum, Inc.*(a)	86,742
4,932	Dynatrace, Inc.*	272,296
13,325	eGain Corp.*	83,281
615	Elastic NV*	51,863
2,645	EverCommerce, Inc.*	27,772
2,202	Exodus Movement, Inc. Class A*	63,484
43,070	Expensify, Inc. Class A*	111,551
533	Fair Isaac Corp.*	974,303
430	Five9, Inc.*	11,386
14,523	Fortinet, Inc.*	1,535,372
1,247	Freshworks, Inc. Class A*	18,593
115,430	Gen Digital, Inc.	3,393,642
882	Gitlab, Inc. Class A*	39,787
1,997	Guidewire Software, Inc.*	470,194
940	HubSpot, Inc.*	523,232
4,047	I3 Verticals, Inc. Class A*	111,212
267	Informatica, Inc. Class A*	6,501
1,852	Intapp, Inc.*	95,600
968	InterDigital, Inc.	217,055
14,557	Intuit, Inc.	11,465,530
3,264	Jamf Holding Corp.*	31,041
191	JFrog Ltd.*	8,381
2,338	Klaviyo, Inc. Class A*	78,510
1,400	Life360, Inc.*	91,350
483	LiveRamp Holdings, Inc.*	15,958
566	Manhattan Associates, Inc.*	111,768
11	Mercurity Fintech Holding, Inc.*	42
2,638	Meridianlink, Inc.*	42,815
263,166	Microsoft Corp.	130,901,400

Shares	Description	Value

Common Stocks – (continued)

Software – (continued)
4,171	MicroStrategy, Inc. Class A*	$1,686,043
3,258	Mitek Systems, Inc.*	32,254
594	N-able, Inc.*	4,811
353	nCino, Inc.*	9,873
364	NCR Voyix Corp.*	4,270
6,312	NextNav, Inc.*	95,942
4,398	Nutanix, Inc. Class A*	336,183
10,461	Olo, Inc. Class A*	93,103
23,194	ON24, Inc.*	125,943
4,170	OneSpan, Inc.	69,597
39	Onestream, Inc.*	1,104
8,645	Ooma, Inc.*	111,520
82,614	Oracle Corp.	18,061,899
237	Pagaya Technologies Ltd. Class A*	5,053
1,835	PagerDuty, Inc.*	28,039
47,436	Palantir Technologies, Inc. Class A*	6,466,476
36,713	Palo Alto Networks, Inc.*	7,512,948
2,824	Pegasystems, Inc.	152,863
2,214	Porch Group, Inc.*	26,103
820	Procore Technologies, Inc.*	56,104
1,705	Progress Software Corp.	108,847
2,068	PROS Holdings, Inc.*	32,385
13,143	PTC, Inc.*	2,265,065
1,299	Q2 Holdings, Inc.*	121,573
448	Qualys, Inc.*	64,006
1,190	Rapid7, Inc.*	27,525
2,151	Red Violet, Inc.	105,829
32,165	Rekor Systems, Inc.*	37,311
5,708	ReposiTrak, Inc.	112,162
511	Rezolve AI PLC*	1,571
23,431	Rimini Street, Inc.*	88,335
802	RingCentral, Inc. Class A*	22,737
65,465	Roadzen, Inc.*	64,156
6,119	Roper Technologies, Inc.	3,468,494
1,879	Rubrik, Inc. Class A*	168,340
43,355	Salesforce, Inc.	11,822,475
4,900	Samsara, Inc. Class A*	194,922
1,512	Sapiens International Corp. NV	44,226
1,834	SEMrush Holdings, Inc. Class A*	16,598
1,490	SentinelOne, Inc. Class A*	27,237
4,664	ServiceNow, Inc.*	4,794,965
54	ServiceTitan, Inc. Class A*	5,788
12,297	Silvaco Group, Inc.*	58,042
6,392	SoundHound AI, Inc. Class A*	68,586
3,868	SoundThinking, Inc.*	50,497
1,237	Sprinklr, Inc. Class A*	10,465
2,073	Sprout Social, Inc. Class A*	43,346
524	SPS Commerce, Inc.*	71,311
61	Synchronoss Technologies, Inc.*	418

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued) June 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Software – (continued)
2,990	Synopsys, Inc.*	$1,532,913
15,062	Telos Corp.*	47,747
2,029	Tenable Holdings, Inc.*	68,540
660	Teradata Corp.*	14,725
1,416	Terawulf, Inc.*	6,202
919	Tyler Technologies, Inc.*	544,820
705	UiPath, Inc. Class A*	9,024
3,145	Unity Software, Inc.*	76,109
21,183	Upland Software, Inc.*	41,307
1,576	Varonis Systems, Inc.*	79,982
82	Verint Systems, Inc.*	1,613
39,106	Veritone, Inc.*(a)	49,274
740	Vertex, Inc. Class A*	26,148
1,652	Viant Technology, Inc. Class A*	21,856
6,117	Weave Communications, Inc.*	50,893
49,582	WM Technology, Inc.*	44,425
4,775	Workday, Inc. Class A*	1,146,000
900	Workiva, Inc.*	61,605
11,347	Xperi, Inc.*	89,755
10,876	Yext, Inc.*	92,446
1,253	Zeta Global Holdings Corp. Class A*	19,409
5,119	Zoom Communications, Inc.*	399,180
2,085	Zscaler, Inc.*	654,565

		236,833,346

Specialized REITs – 0.2%
10,607	American Tower Corp.	2,344,359
7,040	Crown Castle, Inc.	723,219
2,680	CubeSmart	113,900
5,598	Digital Realty Trust, Inc.	975,899
2,667	EPR Properties	155,379
1,612	Equinix, Inc.	1,282,298
3,206	Extra Space Storage, Inc.	472,693
11,432	Farmland Partners, Inc.	131,582
3,882	Four Corners Property Trust, Inc.	104,465
4,277	Gaming & Leisure Properties, Inc.	199,650
12,963	Gladstone Land Corp.	131,834
4,758	Iron Mountain, Inc.	488,028
1,512	Lamar Advertising Co. Class A	183,496
2,634	Millrose Properties, Inc.	75,095
1,039	National Storage Affiliates Trust	33,238
2,775	Outfront Media, Inc.	45,288
1,427	PotlatchDeltic Corp.	54,754
2,740	Public Storage	803,971
3,412	Rayonier, Inc.	75,678
2,253	Safehold, Inc.	35,057
2,043	SBA Communications Corp.	479,778

Shares	Description	Value

Common Stocks – (continued)

Specialized REITs – (continued)
2,638	Smartstop Self Storage REIT, Inc.	$95,575
27,850	Uniti Group, Inc.*	120,312
18,889	VICI Properties, Inc.	615,781
8,188	Weyerhaeuser Co.	210,350

		9,951,679

Specialty Retail – 0.8%
11,830	1-800-Flowers.com, Inc. Class A*(a)	58,204
574	Abercrombie & Fitch Co. Class A*	47,556
451	Academy Sports & Outdoors, Inc.	20,209
60	Advance Auto Parts, Inc.	2,789
1,302	American Eagle Outfitters, Inc.	12,525
699	America’s Car-Mart, Inc.*	39,172
405	Arhaus, Inc.*	3,511
1,347	Arko Corp.	5,698
150	Asbury Automotive Group, Inc.*	35,781
199	AutoNation, Inc.*	39,531
321	AutoZone, Inc.*	1,191,626
66,048	BARK, Inc.*	58,089
155	Barnes & Noble Education, Inc.*	1,824
844	Bath & Body Works, Inc.	25,286
1,288	Best Buy Co., Inc.	86,463
3,940	Beyond, Inc.*	27,107
194	Boot Barn Holdings, Inc.*	29,488
1,975	Buckle, Inc.	89,566
1,609	Build-A-Bear Workshop, Inc.	82,960
1,107	Burlington Stores, Inc.*	257,533
2,064	Caleres, Inc.	25,222
339	Camping World Holdings, Inc. Class A	5,827
1,460	CarMax, Inc.*	98,127
2,721	Carvana Co.*	916,868
19,270	Cato Corp. Class A	54,149
5,981	Chewy, Inc. Class A*	254,910
8,210	Children’s Place, Inc.*	36,370
1,864	Citi Trends, Inc.*	62,239
4,917	Designer Brands, Inc. Class A	11,702
39,608	Destination XL Group, Inc.*	43,965
147	Dick’s Sporting Goods, Inc.	29,078
36,678	Duluth Holdings, Inc. Class B*	77,024
37	Envela Corp.*	226
25,392	EVgo, Inc.*	92,681
122	Five Below, Inc.*	16,004
517	Floor & Decor Holdings, Inc. Class A*	39,271
723	Foot Locker, Inc.*	17,714
4,975	GameStop Corp. Class A*	121,340

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)

Specialty Retail – (continued)
1,802	Gap, Inc.	$39,302
1,067	Genesco, Inc.*	21,009
473	Group 1 Automotive, Inc.	206,564
1,682	Guess?, Inc.	20,335
3,882	Haverty Furniture Cos., Inc.	78,999
45,661	Home Depot, Inc.	16,741,149
3,093	J Jill, Inc.	45,282
3,186	Lands’ End, Inc.*	34,122
24,721	Leslie’s, Inc.*	10,380
416	Lithia Motors, Inc.	140,533
9,359	Lowe’s Cos., Inc.	2,076,481
799	MarineMax, Inc.*	20,087
533	Monro, Inc.	7,947
4,412	Murphy USA, Inc.	1,794,802
271	National Vision Holdings, Inc.*	6,236
603	ODP Corp.*	10,932
233	OneWater Marine, Inc. Class A*	3,120
20,000	O’Reilly Automotive, Inc.*	1,802,600
325	Penske Automotive Group, Inc.	55,838
3,695	Petco Health & Wellness Co., Inc.*	10,457
13,663	PetMed Express, Inc.*	45,361
9,454	RealReal, Inc.*	45,285
360	Revolve Group, Inc.*	7,218
11,952	RH*	2,259,048
5,531	Ross Stores, Inc.	705,645
11,641	RumbleON, Inc. Class B*	26,891
1,585	Sally Beauty Holdings, Inc.*	14,677
998	Shoe Carnival, Inc.	18,673
358	Signet Jewelers Ltd.	28,479
5,375	Sleep Number Corp.*	36,308
435	Sonic Automotive, Inc. Class A	34,770
10,385	Sportsman’s Warehouse Holdings, Inc.*	35,828
2,908	Stitch Fix, Inc. Class A*	10,760
9,045	ThredUp, Inc. Class A*	67,747
19,776	Tile Shop Holdings, Inc.*	125,775
58,421	TJX Cos., Inc.	7,214,409
1,131	Torrid Holdings, Inc.*	3,336
47,923	Tractor Supply Co.	2,528,897
686	Ulta Beauty, Inc.*	320,925
915	Upbound Group, Inc.	22,967
2,073	Urban Outfitters, Inc.*	150,375
2,492	Valvoline, Inc.*	94,372
1,034	Victoria’s Secret & Co.*	19,150
735	Warby Parker, Inc. Class A*	16,119
228	Wayfair, Inc. Class A*	11,660
1,864	Williams-Sonoma, Inc.	304,522
297	Winmark Corp.	112,150

Shares	Description	Value

Common Stocks – (continued)

Specialty Retail – (continued)
3,582	Zumiez, Inc.*	$47,497

		41,452,654

Technology Hardware, Storage & Peripherals – 2.3%
544,466	Apple, Inc.	111,708,089
7,576	CompoSecure, Inc. Class A*(a)	106,746
1,910	CPI Card Group, Inc.*	45,305
3,057	Dell Technologies, Inc. Class C	374,788
409	Diebold Nixdorf, Inc.*	22,659
4,112	Eastman Kodak Co.*	23,233
13,036	Hewlett Packard Enterprise Co.	266,586
9,006	HP, Inc.	220,287
9,591	Immersion Corp.	75,577
4,403	IonQ, Inc.*	189,197
2,057	NetApp, Inc.	219,173
2,229	Pure Storage, Inc. Class A*	128,346
2,086	Quantum Computing, Inc.*	39,989
2,317	Seagate Technology Holdings PLC	334,413
2,186	Super Micro Computer, Inc.*	107,136
3,044	Turtle Beach Corp.*	42,098
1,658	Western Digital Corp.	106,095

		114,009,717

Textiles, Apparel & Luxury Goods – 0.1%
3,849	Amer Sports, Inc.*	149,187
134	Birkenstock Holding PLC*	6,590
382	Capri Holdings Ltd.*	6,761
359	Carter’s, Inc.	10,817
399	Columbia Sportswear Co.	24,371
320	Crocs, Inc.*	32,410
1,455	Deckers Outdoor Corp.*	149,967
1,492	Ermenegildo Zegna NV	12,757
1,547	Figs, Inc. Class A*	8,725
647	G-III Apparel Group Ltd.*	14,493
2,014	Hanesbrands, Inc.*	9,224
519	Kontoor Brands, Inc.	34,238
707	Levi Strauss & Co. Class A	13,072
1,752	Lululemon Athletica, Inc.*	416,240
5,712	Movado Group, Inc.	87,108
16,603	NIKE, Inc. Class B	1,179,477
1,253	On Holding AG Class A*	65,219
544	Oxford Industries, Inc.	21,896
428	PVH Corp.	29,361
796	Ralph Lauren Corp.	218,327
549	Rocky Brands, Inc.	12,182
497	Skechers USA, Inc. Class A*	31,361
327	Steven Madden Ltd.	7,841
5,786	Superior Group of Cos., Inc.	59,596
5,375	Tapestry, Inc.	471,979
622	Under Armour, Inc. Class A*	4,248
620	Under Armour, Inc. Class C*	4,024

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued) June 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Textiles, Apparel & Luxury Goods – (continued)
11,657	Unifi, Inc.*	$60,850
29,896	Vera Bradley, Inc.*	66,070
1,831	VF Corp.	21,514
706	Wolverine World Wide, Inc.	12,764

		3,242,669

Tobacco – 0.1%
30,573	Altria Group, Inc.	1,792,495
24,051	Ispire Technology, Inc.*	61,571
27,012	Philip Morris International, Inc.	4,919,695
2,322	Turning Point Brands, Inc.	175,938
3,010	Universal Corp.	175,302

		7,125,001

Trading Companies & Distributors – 0.1%
2,721	AerCap Holdings NV	318,357
1,006	Air Lease Corp.	58,841
9,332	Alta Equipment Group, Inc.	58,978
522	Applied Industrial Technologies, Inc.	121,339
151	BlueLinx Holdings, Inc.*	11,231
241	Boise Cascade Co.	20,924
1,746	Core & Main, Inc. Class A*	105,371
1,182	Distribution Solutions Group, Inc.*	32,470
982	DNOW, Inc.*	14,563
1,180	DXP Enterprises, Inc.*	103,427
2,087	EVI Industries, Inc.	45,559
25,376	Fastenal Co.	1,065,792
2,636	Ferguson Enterprises, Inc.	573,989
1,780	FTAI Aviation Ltd.	204,771
460	GATX Corp.	70,638
2,611	Global Industrial Co.	70,523
580	GMS, Inc.*	63,075
184	Herc Holdings, Inc.	24,231
3,633	Hudson Technologies, Inc.*	29,500
3,001	Karat Packaging, Inc.	84,508
595	McGrath RentCorp	68,996
1,781	MRC Global, Inc.*	24,418
644	MSC Industrial Direct Co., Inc. Class A	54,753
4,752	NPK International, Inc.*	40,440
162	QXO, Inc.*	3,489
1,254	Rush Enterprises, Inc. Class A	64,594
28	Rush Enterprises, Inc. Class B	1,469
283	SiteOne Landscape Supply, Inc.*	34,226
600	Titan Machinery, Inc.*	11,886
265	Transcat, Inc.*	22,779
922	United Rentals, Inc.	694,635
441	Watsco, Inc.	194,754
138	WESCO International, Inc.	25,558
468	Willis Lease Finance Corp.	66,821
967	WW Grainger, Inc.	1,005,912

Shares	Description	Value

Common Stocks – (continued)

Trading Companies & Distributors – (continued)
1,611	Xometry, Inc. Class A*	$54,436

		5,447,253

Transportation Infrastructure*(a) – 0.0%
4,250	Sky Harbour Group Corp.	41,523

Water Utilities – 0.0%
1,440	American States Water Co.	110,390
3,581	American Water Works Co., Inc.	498,153
4,296	Artesian Resources Corp. Class A	144,174
17,336	Cadiz, Inc.*	51,835
1,871	California Water Service Group	85,093
3,541	Consolidated Water Co. Ltd.	106,301
4,951	Essential Utilities, Inc.	183,880
15,629	Global Water Resources, Inc.	159,260
1,655	H2O America	86,010
1,468	Middlesex Water Co.	79,536
12,490	Pure Cycle Corp.*	133,893
4,772	York Water Co.	150,795

		1,789,320

Wireless Telecommunication Services – 0.1%
386	Gogo, Inc.*	5,666
9,912	Spok Holdings, Inc.	175,244
5,784	Telephone & Data Systems, Inc.	205,795
8,495	T-Mobile U.S., Inc.	2,024,019
927	U.S. Cellular Corp.*	59,300

		2,470,024

TOTAL COMMON STOCKS (Cost $1,599,252,531)		$1,861,134,729

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations(d) – 3.1%

U.S. Treasury Bills
$150,000,000	0.000%	07/01/25	$149,982,670

(Cost $150,000,000)

Shares	Description	Value

Exchange Traded Funds – 34.0%

1,721,000	Financial Select Sector SPDR Fund	$90,128,770
1,693,900	Goldman Sachs Access U.S. Preferred Stock & Hybrid ETF(e)	85,470,298

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Exchange Traded Funds – (continued)

107,200	Health Care Select Sector SPDR Fund	$14,449,488
1,169,000	Industrial Select Sector SPDR Fund	172,450,880
1,252,000	iShares Convertible Bond ETF(a)	112,805,200
6,699,227	iShares Core MSCI Emerging Markets ETF	402,154,597
61,000	iShares JP Morgan USD Emerging Markets Bond ETF	5,649,820
5,400	Materials Select Sector SPDR Fund	474,174
3,011,214	SPDR Blackstone Senior Loan ETF	125,236,390
674,422	SPDR Bloomberg Convertible Securities ETF(a)	55,747,723
737,300	Technology Select Sector SPDR Fund	186,706,479
459,700	VanEck Fallen Angel High Yield Bond ETF	13,460,016
184,600	Vanguard Real Estate ETF	16,440,476
7,487,400	Vanguard Short-Term Inflation-Protected Securities ETF	376,391,598

TOTAL EXCHANGE TRADED FUNDS (Cost $1,500,245,522)		$1,657,565,909

Shares	Dividend Rate	Value

Investment Company(e) – 19.3%

Goldman Sachs Financial Square Government Fund — Institutional Shares
942,771,196	4.231%	$942,771,196

(Cost $942,771,196)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(e) – 1.8%

Goldman Sachs Financial Square Government Fund — Institutional Shares
86,833,410	4.231%	$86,833,410

(Cost $ 86,833,410)

TOTAL INVESTMENTS – 96.3% (Cost $ 4,279,102,659)		$4,698,287,914

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.7%		181,609,796

NET ASSETS – 100.0%		$4,879,897,710

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	BRL	36,410,000	USD	6,296,852	09/17/25	$274,404
	CAD	18,709,999	USD	13,750,007	09/17/25	43,970
	CHF	17,130,000	USD	21,217,917	09/17/25	584,904
	CZK	237,310,000	USD	10,957,102	09/17/25	375,948
	EUR	25,250,000	USD	29,040,574	09/17/25	857,847
	GBP	26,480,000	USD	35,927,888	09/17/25	438,201
	HUF	3,190,260,000	USD	8,985,446	09/17/25	379,263

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued) June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	ILS	26,980,000	USD	7,747,255	09/17/25	$270,788
	INR	622,370,000	USD	7,213,325	09/17/25	21,783
	MXN	161,290,000	USD	8,308,399	09/17/25	215,842
	NOK	96,730,000	USD	9,578,211	09/17/25	23,215
	NZD	19,560,000	USD	11,834,546	09/17/25	119,705
	PLN	39,100,000	USD	10,422,165	09/17/25	405,700
	SEK	79,490,000	USD	8,348,873	09/17/25	96,513
	TWD	151,900,000	USD	5,187,413	09/17/25	129,911
	ZAR	154,540,000	USD	8,616,598	09/17/25	62,772

TOTAL						$4,300,766

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	PHP	1,252,720,000	USD	22,393,147	09/17/25	$(186,452)

FUTURES CONTRACTS — At June 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.K. Long Gilt	70	09/26/25	$8,938,832	$(18,996)
10 Year U.S. Treasury Notes	558	09/19/25	62,565,750	264,789
2 Year U.S. Treasury Notes	277	09/30/25	57,622,492	9,623
20 Year U.S. Treasury Bonds	28	09/19/25	3,233,125	11,409
3 Month SOFR	204	12/15/26	49,436,850	49,712
3 Month SOFR	130	09/15/26	31,466,500	9,544
3 Month SOFR	239	03/16/27	57,939,575	64,736
3 Month SOFR	251	06/15/27	60,839,262	67,453
3 Month SOFR	229	09/14/27	55,478,113	63,910
3M CORRA	56	03/17/26	10,036,203	(5)
3M CORRA	58	06/16/26	10,397,301	1,933
3M Euribor	48	12/15/25	13,880,970	(9,203)
3M Euribor	84	03/16/26	24,296,646	(29,726)
3M Euribor	127	09/14/26	36,713,644	(33,415)
3M Euribor	107	06/15/26	30,944,572	(36,980)
3M Euribor	134	12/14/26	38,711,581	(30,115)
3M Euribor	123	03/15/27	35,508,409	(19,540)
3M Euribor	102	06/14/27	29,423,470	(13,322)
5 Year U.S. Treasury Notes	542	09/30/25	59,078,000	351,569
ASX 90 Day Bank Accepted Bills	102	09/11/25	66,586,226	3,424
ASX 90 Day Bank Accepted Bills	194	12/11/25	126,718,771	13,609
ASX 90 Day Bank Accepted Bills	219	03/12/26	143,076,521	15,438
Brent Crude	6	07/31/25	400,440	1,848
CAC40 Index	46	07/18/25	4,156,045	4,389
Cattle Feeder	18	08/28/25	2,796,075	203,117
Coffee	11	12/18/25	1,215,225	(154,699)
Copper	21	09/26/25	2,668,313	94,967
Copper	24	12/29/25	3,088,800	221,696

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Corn	95	12/12/25	$ 2,021,125	$ (98,092)
Cotton No.2	21	03/09/26	729,330	2,564
DAX Index	12	09/19/25	8,498,561	203,195
Dollar Index	150	09/15/25	14,473,950	(249,486)
E-Mini Nasdaq 100 Index	69	09/19/25	31,592,685	1,317,231
Euro Stoxx 50 Index	3,527	09/19/25	221,317,243	1,625,347
Euro-Bobl	314	09/08/25	43,527,067	(166,468)
Euro-Schatz	546	09/08/25	68,979,023	(118,621)
French 10 Year Government Bonds	905	09/08/25	132,019,055	(294,336)
FTSE 100 Index	830	09/19/25	100,138,706	(779,473)
FTSE/JSE Top 40 Index	99	09/18/25	5,020,474	43,123
FTSE/MIB Index	25	09/19/25	5,867,961	61,816
Gasoil	15	12/11/25	944,625	(42,735)
Gasoil	21	08/12/25	1,388,100	(65,955)
Gasoline RBOB	17	09/30/25	1,349,746	68,625
Gasoline RBOB	3	07/31/25	261,085	143
Gold	37	08/27/25	12,238,490	(233,806)
Hang Seng Index	46	07/30/25	7,056,504	(114,359)
HSCEI	94	07/30/25	5,190,390	(39,543)
IBEX 35 Index	35	07/18/25	5,739,305	26,840
ICE 3M Sonia Bonds	38	03/17/26	12,568,770	6,428
Ice 3M Sonia Index	68	06/16/26	22,526,485	11,969
Ice 3M Sonia Index	80	09/15/26	26,519,592	16,551
Ice 3M Sonia Index	83	12/15/26	27,519,773	14,710
Ice 3M Sonia Index	83	03/16/27	27,518,349	16,040
Ice 3M Sonia Index	75	06/15/27	24,858,257	13,533
Ice 3M Sonia Index	66	09/14/27	21,867,339	12,168
Japan 10 Year Government Bond	4	09/12/25	3,861,533	(3,969)
Lean Hogs	22	08/14/25	946,000	17,589
Lean Hogs	20	10/14/25	739,200	(14,414)
Live Cattle	26	10/31/25	2,185,820	28,166
LME Lead	103	08/18/25	5,244,863	(99,577)
LME Lead	37	09/15/25	1,891,967	(105,006)
LME Lead	31	11/17/25	1,594,997	(22,828)
LME Lead	123	07/14/25	6,235,885	143,706
LME Lead	26	01/19/26	1,347,184	101,449
LME Nickel	74	08/18/25	6,720,166	(803,007)
LME Nickel	99	10/13/25	9,061,351	(617,862)
LME Nickel	61	11/17/25	5,610,352	(404,309)
LME Nickel	68	07/14/25	6,144,398	(27,555)
LME Nickel	47	01/19/26	4,358,544	(86,848)
LME Nickel	36	02/16/26	3,350,987	184,014
LME Nickel	19	04/13/26	1,781,687	(63,047)
LME Nickel	10	05/18/26	941,810	3,438
LME Primary Aluminum	202	09/15/25	13,130,303	(339,249)
LME Primary Aluminum	167	10/13/25	10,856,169	25,706
LME Primary Aluminum	141	07/14/25	9,157,245	410,362
LME Primary Aluminum	90	01/19/26	5,869,103	425,440
LME Primary Aluminum	98	08/18/25	6,367,011	137,813
LME Zinc	211	08/18/25	14,499,340	(1,073,724)
LME Zinc	109	09/15/25	7,501,053	(906,608)
LME Zinc	88	07/14/25	6,048,306	250,346

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued) June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
LME Zinc	134	10/13/25	$ 9,234,543	$ (568,521)
LME Zinc	46	12/15/25	3,180,417	(145,231)
LME Zinc	26	01/19/26	1,799,902	(28,356)
LME Zinc	12	05/18/26	834,624	36,732
Natural Gas	34	03/27/26	1,297,780	(10,139)
NY Harbor ULSD	26	07/31/25	2,485,720	(131,711)
NY Harbor ULSD	9	02/27/26	817,803	13,952
S&P Toronto Stock Exchange 60 Index	40	09/18/25	9,399,670	114,918
Silver	44	09/26/25	7,957,840	(85,033)
Soybean Oil	138	01/14/26	5,197,790	(73,799)
Sugar 11	95	02/27/26	1,802,416	(185,770)
TOPIX Futures	440	09/11/25	87,248,359	2,172,251
VSTOXX Index	630	07/16/25	1,372,901	(114,391)
Wheat	59	12/12/25	1,637,000	(38,983)
WTI Crude	35	07/22/25	2,278,850	(113,238)

Total				$ 347,281

Short position contracts:
3 Month SOFR	(30)	06/16/26	(7,245,000)	(16,757)
3 Month SOFR	(302)	12/16/25	(72,472,450)	(27,814)
3 Month SOFR	(204)	03/17/26	(49,128,300)	(89,434)
30 Year German Euro-Buxl	(33)	09/08/25	(4,615,705)	30,374
3M CORRA	(13)	12/16/25	(2,326,372)	(750)
3M Euribor	(21)	09/15/25	(6,067,359)	(1,858)
5 Year German Euro-Bund	(560)	09/08/25	(85,906,527)	(64,839)
Australian 10 Year Government Bonds	(763)	09/15/25	(57,558,194)	185,084
Canada 10 Year Government Bonds	(1,023)	09/18/25	(91,651,184)	(782,272)
CBOE Volatility Index	(48)	07/16/25	(898,200)	147,407
CBOE Volatility Index	(213)	08/20/25	(4,280,789)	147,301
CBOE Volatility Index	(46)	09/17/25	(952,255)	46,227
Coffee	(7)	09/18/25	(787,763)	42,603
Corn	(384)	09/12/25	(7,857,600)	361,555
Cotton No.2	(95)	12/08/25	(3,236,175)	(14,579)
E-Mini Russell 2000 Index	(60)	09/19/25	(6,575,100)	(219,890)
Euro BTP	(457)	09/08/25	(65,137,137)	(118,706)
Gasoil	(14)	09/11/25	(914,200)	27,519
Gasoline RBOB	(10)	08/29/25	(857,724)	55,580
Ice 3M Sonia Index	(35)	12/16/25	(11,545,871)	(15,668)
LME Lead	(152)	08/18/25	(7,739,992)	1,950
LME Lead	(37)	09/15/25	(1,891,967)	6,190
LME Lead	(123)	07/14/25	(6,235,885)	(243,572)
LME Lead	(31)	11/17/25	(1,594,997)	(7,055)
LME Lead	(26)	01/19/26	(1,347,184)	(32,467)
LME Nickel	(136)	08/18/25	(12,350,576)	430,426
LME Nickel	(99)	10/13/25	(9,061,351)	542,936
LME Nickel	(61)	11/17/25	(5,610,352)	335,834
LME Nickel	(68)	07/14/25	(6,144,398)	104,828
LME Nickel	(10)	09/15/25	(911,750)	(3,448)
LME Nickel	(47)	01/19/26	(4,358,544)	225,647
LME Nickel	(36)	02/16/26	(3,350,987)	48,295
LME Nickel	(19)	04/13/26	(1,781,687)	(4,548)

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
LME Primary Aluminum	(231)	09/15/25	$(15,015,347)	$91,955
LME Primary Aluminum	(167)	10/13/25	(10,856,169)	60,853
LME Primary Aluminum	(141)	07/14/25	(9,157,245)	(799,524)
LME Primary Aluminum	(90)	01/19/26	(5,869,103)	(303,257)
LME Primary Aluminum	(56)	08/18/25	(3,638,292)	(172,424)
LME Zinc	(272)	08/18/25	(18,691,092)	1,500,358
LME Zinc	(88)	07/14/25	(6,048,306)	(309,199)
LME Zinc	(120)	09/15/25	(8,258,040)	568,562
LME Zinc	(134)	10/13/25	(9,234,543)	150,924
LME Zinc	(46)	12/15/25	(3,180,417)	146,238
LME Zinc	(26)	01/19/26	(1,799,902)	19,147
MSCI EAFE Index	(16)	09/19/25	(2,145,360)	(971)
MSCI Emerging Markets Index	(189)	09/19/25	(11,656,575)	(226,920)
Natural Gas	(1)	07/29/25	(34,560)	4,052
Natural Gas	(26)	08/27/25	(907,400)	46,988
NY Harbor ULSD	(8)	08/29/25	(756,605)	27,228
Omxs30 Index	(71)	07/18/25	(1,870,890)	(40,498)
S&P 500 E-Mini Index	(500)	09/19/25	(156,343,750)	(5,518,019)
S&P Mid 400 Emini	(129)	09/19/25	(40,318,950)	(597,674)
Soybean Oil	(74)	11/14/25	(3,799,900)	27,516
Soybean Oil	(86)	12/12/25	(2,648,460)	43,667
Sugar 11	(198)	09/30/25	(3,592,512)	124,984
Wheat	(150)	09/12/25	(4,019,051)	89,742

Total				$(3,970,173)

TOTAL FUTURES CONTRACTS				$(3,622,892)

SWAP CONTRACTS — At June 30, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2025(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
CDX.NA.IG Index 44	(1.000)%	51.030%	06/20/30		$430,050	$(9,655,550)	$(8,343,673)	$(1,311,877)
ICE CD ITXEB 43	(1.000)	54.450	06/20/30	EUR	157,600	(4,024,107)	(3,750,470)	(273,637)
Protection Sold:
CDX.NA.HY Index 43	5.000	3.186	06/20/30		$198,900	15,241,265	10,814,721	4,426,544
ICE CD ITXEX 43	5.000	282.250	06/20/30	EUR	176,350	19,682,211	15,682,331	3,999,880

TOTAL						$21,243,819	$14,402,909	$6,840,910

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued) June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date#	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

Russell 1000 TR Index	12M SOFR+0.700%	BofA Securities LLC	02/17/26	$682,071	$(18,337,302)
CIEQDUV5 Index	12M SOFR+0.350	Citibank NA	09/12/25	1,929	1,619
CIEQDUV5 Index	0.000	Citibank NA	03/11/26	20,010	16,796
CIEQDUV5 Index	12M SOFR	Citibank NA	06/10/26	12,553	10,536
M1WO Index	12M SOFR+0.410	Citibank NA	11/12/25	29,491	(634,689)
Russell 1000 TR Index	12M SOFR+0.660	Citibank NA	08/15/25	286,861	(7,716,632)
AMZX index	12M SOFR+0.730	JPMorgan Securities, Inc.	09/03/25	5,088	(22,074)
BCOMRS Index	0.000	JPMorgan Securities, Inc.	05/29/26	11,601	(362,086)
JPGSMARB Index	12M SOFR+0.890	JPMorgan Securities, Inc.	07/30/25-04/09/26	36,390	169,583
M1WO Index	12M SOFR+0.600	JPMorgan Securities, Inc.	12/10/25	88,122	(1,889,994)
M1WO Index	12M SOFR+0.160	JPMorgan Securities, Inc.	04/09/26	9,475	(204,832)
M1WO Index	12M SOFR+0.230	JPMorgan Securities, Inc.	05/11/26	10,931	(236,005)
Russell 1000 TR Index	12M SOFR+0.680	JPMorgan Securities, Inc.	03/10/26	216,820	(5,830,827)
JPOSSVHY Index	0.000	Raiffeisen Merano	07/10/25	19,827	(33,833)
JPOSSVTY Index	0.000	Raiffeisen Merano	07/10/25	21,492	73,005

TOTAL					$(34,996,735)

(a)	Payments made monthly.
#

The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2025, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
CBOE Volatility Index	$27.000	07/16/2025	410	$1,107,000	$13,735	$129,203	$(115,468)
CBOE Volatility Index	23.000	08/20/2025	510	1,173,000	86,700	136,151	(49,451)
CBOE Volatility Index	24.000	09/17/2025	460	1,104,000	97,060	130,295	(33,235)

Total purchased option contracts			1,380	$3,384,000	$197,495	$395,649	$(198,154)

Written option contracts
Calls
Euro Stoxx 50 Index	5,650.000	07/04/2025	(21)	(11,865,000)	(25)	(1,688)	1,663
Euro Stoxx 50 Index	5,550.000	07/11/2025	(21)	(11,655,000)	(297)	(2,856)	2,559
Euro Stoxx 50 Index	5,475.000	07/18/2025	(22)	(12,045,000)	(3,239)	(2,758)	(481)
Euro Stoxx 50 Index	5,550.000	07/25/2025	(21)	(11,655,000)	(1,855)	(1,726)	(129)
FTSE 100 Index	8,975.000	07/18/2025	(3)	(2,692,500)	(432)	(511)	79
FTSE 100 Index	9,100.000	07/18/2025	(4)	(3,640,000)	(137)	(558)	421
FTSE 100 Index	9,150.000	07/18/2025	(3)	(2,745,000)	(62)	(905)	843
FTSE 100 Index	9,175.000	07/18/2025	(1)	(917,500)	(14)	(247)	233
FTSE 100 Index	9,200.000	07/18/2025	(6)	(5,520,000)	(82)	(275)	193
FTSE 100 Index	9,075.000	08/15/2025	(1)	(907,500)	(247)	(259)	12
Nikkei 225 Index	40,000.000	07/11/2025	(2)	(8,000,000)	(12,152)	(1,890)	(10,262)

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Index	$40,125.000	07/11/2025	(2)	$(8,025,000)	$(10,972)	$(1,609)	$ (9,363)
Nikkei 225 Index	40,250.000	07/11/2025	(4)	(16,100,000)	(19,860)	(4,855)	(15,005)
Nikkei 225 Index	40,375.000	07/11/2025	(1)	(4,037,500)	(4,444)	(3,452)	(992)
Nikkei 225 Index	40,500.000	07/11/2025	(3)	(12,150,000)	(12,083)	(1,285)	(10,798)
Nikkei 225 Index	40,750.000	07/11/2025	(2)	(8,150,000)	(6,389)	(461)	(5,928)
Nikkei 225 Index	41,500.000	08/08/2025	(2)	(8,300,000)	(8,541)	(6,824)	(1,717)
Nikkei 225 Index	41,750.000	08/08/2025	(1)	(4,175,000)	(3,681)	(627)	(3,054)
S&P 500 Index	6,225.000	07/02/2025	(20)	(12,450,000)	(21,300)	(28,806)	7,506
S&P 500 Index	6,250.000	07/03/2025	(11)	(6,875,000)	(10,945)	(9,353)	(1,592)
S&P 500 Index	6,300.000	07/09/2025	(9)	(5,670,000)	(9,765)	(9,846)	81
S&P 500 Index	6,275.000	07/16/2025	(9)	(5,647,500)	(31,455)	(10,841)	(20,614)
S&P 500 Index	6,350.000	07/23/2025	(9)	(5,715,000)	(22,500)	(9,531)	(12,969)

			(178)	$(168,937,500)	$(180,477)	$(101,163)	$(79,314)

Puts
Euro Stoxx 50 Index	5,225.000	07/04/2025	(42)	(21,945,000)	(4,156)	(12,707)	8,551
Euro Stoxx 50 Index	5,000.000	07/11/2025	(42)	(21,000,000)	(1,781)	(10,037)	8,256
Euro Stoxx 50 Index	4,925.000	07/18/2025	(43)	(21,177,500)	(3,444)	(15,164)	11,720
Euro Stoxx 50 Index	5,100.000	07/25/2025	(42)	(21,420,000)	(13,111)	(13,536)	425
FTSE 100 Index	8,350.000	07/18/2025	(6)	(5,010,000)	(741)	(3,335)	2,594
FTSE 100 Index	8,375.000	07/18/2025	(1)	(837,500)	(130)	(645)	515
FTSE 100 Index	8,475.000	07/18/2025	(8)	(6,780,000)	(1,483)	(3,698)	2,215
FTSE 100 Index	8,500.000	07/18/2025	(10)	(8,500,000)	(2,059)	(3,524)	1,465
FTSE 100 Index	8,600.000	07/18/2025	(7)	(6,020,000)	(2,258)	(4,642)	2,384
FTSE 100 Index	8,350.000	08/15/2025	(2)	(1,670,000)	(851)	(929)	78
Nikkei 225 Index	34,125.000	07/11/2025	(4)	(13,650,000)	(500)	(8,803)	8,303
Nikkei 225 Index	34,750.000	07/11/2025	(8)	(27,800,000)	(1,111)	(13,881)	12,770
Nikkei 225 Index	35,125.000	07/11/2025	(4)	(14,050,000)	(611)	(6,786)	6,175
Nikkei 225 Index	36,125.000	07/11/2025	(5)	(18,062,500)	(1,042)	(17,195)	16,153
Nikkei 225 Index	36,750.000	07/11/2025	(4)	(14,700,000)	(1,056)	(9,023)	7,967
Nikkei 225 Index	37,250.000	07/11/2025	(3)	(11,175,000)	(1,021)	(1,444)	423
Nikkei 225 Index	35,750.000	08/08/2025	(2)	(7,150,000)	(1,944)	(6,359)	4,415
Nikkei 225 Index	36,125.000	08/08/2025	(3)	(10,837,500)	(3,333)	(3,699)	366
S&P 500 Index	5,700.000	07/02/2025	(41)	(23,370,000)	(308)	(116,835)	116,527
S&P 500 Index	5,970.000	07/02/2025	(23)	(13,731,000)	(403)	(22,627)	22,224
S&P 500 Index	6,045.000	07/03/2025	(23)	(13,903,500)	(3,335)	(13,587)	10,252
S&P 500 Index	5,800.000	07/09/2025	(17)	(9,860,000)	(1,615)	(45,980)	44,365
S&P 500 Index	5,675.000	07/16/2025	(17)	(9,647,500)	(5,440)	(51,358)	45,918
S&P 500 Index	5,850.000	07/23/2025	(17)	(9,945,000)	(22,015)	(50,010)	27,995

			(374)	$(312,242,000)	$(73,748)	$(435,804)	$ 362,056

Total written option contracts			(552)	$(481,179,500)	$(254,225)	$(536,967)	$ 282,742

TOTAL			828	$(477,795,500)	$(56,730)	$(141,318)	$ 84,588

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued) June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
BRL	—Brazil Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CZK	—Czech Republic Koruna
EUR	—Euro
GBP	—British Pound
HUF	—Hungarian Forint
ILS	—Israeli Shekel
INR	—Indian Rupee
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PHP	—Philippines Peso
PLN	—Polish Zloty
SEK	—Swedish Krona
TWD	—Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand

Investment Abbreviations:
ETF	—Exchange Traded Fund
LLC	—Limited Liability Company
LP	—Limited Partnership
MSCI	—Morgan Stanley Capital International
PLC	—Public Limited Company
RB	—Revenue Bond
REIT	—Real Estate Investment Trust

Abbreviations:
CDX.NA.HY Ind 43	—CDX North America High Yield Index 43
CDX.NA.IG Ind 44	—CDX North America Investment Grade Index 44
ICE	—Inter-Continental Exchange
ICE CD ITXEB	—iTraxx Europe Index
ICE CD ITXEX	—iTraxx Europe Crossover Index
SOFR	—Secured Overnight Financing Rate

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments June 30, 2025 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(a) – 7.2%

Goldman Sachs Financial Square Government Fund — Institutional Shares
24,187,733	4.231%	$24,187,733

(Cost $24,187,733)

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments(b) – 91.6%

U.S. Treasury Obligations – 91.6%
U.S. Treasury Bills
$67,300,000	0.000%		07/17/25	$67,176,213
25,400,000	0.000	(c)	07/31/25	25,312,228
105,100,000	0.000	(c)	09/04/25	104,291,790
2,400,000	0.000	(c)	11/20/25	2,360,829
78,600,000	0.000	(c)	11/28/25	77,248,259
32,000,000	0.000		12/04/25	31,430,326

TOTAL SHORT-TERM INVESTMENTS (Cost $307,837,669)				$307,819,645

TOTAL INVESTMENTS – 98.8% (Cost $332,025,402)				$332,007,378

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%				4,170,876

NET ASSETS – 100.0%				$336,178,254

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Brent Crude	140	11/28/25	$ 9,067,800	$ 143,637
Coffee	27	12/18/25	2,982,825	(775,581)
Copper	44	12/29/25	5,662,800	354,528
Corn	424	12/12/25	9,020,600	(377,249)
Cotton No.2	46	12/08/25	1,566,990	(18,974)
FCOJ-A	1	09/10/25	33,690	(7,583)
FCOJ-A	2	11/07/25	67,680	(8,224)
Gasoline RBOB	27	10/31/25	2,090,189	98,604
Gold	51	12/29/25	17,150,790	902,049
Lean Hogs	44	12/12/25	1,474,440	28,819
Live Cattle	30	12/31/25	2,527,800	(2,969)
LME Lead	11	09/15/25	562,477	(7,599)
LME Lead	11	11/17/25	565,966	28,470
LME Lead	12	07/14/25	608,379	16,872
LME Nickel	20	11/17/25	1,839,460	(58,069)
LME Nickel	20	07/14/25	1,807,176	(46,439)
LME Nickel	54	09/15/25	4,923,449	(481,349)
LME Primary Aluminum	85	09/15/25	5,525,127	(218,112)
LME Primary Aluminum	90	07/14/25	5,845,050	185,406
LME Primary Aluminum	89	11/17/25	5,791,742	328,196
LME Zinc	26	09/15/25	1,789,242	(98,120)
LME Zinc	27	07/14/25	1,855,730	(111,668)

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued) June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
LME Zinc	27	11/17/25	$ 1,864,404	$ 81,845
Low Sulphur Gas Oil	39	11/12/25	2,495,025	218,241
Natural Gas	195	09/26/25	7,006,350	(400,769)
Natural Gas	344	07/29/25	11,888,640	(1,159,262)
NY Harbor ULSD	21	10/31/25	1,957,687	174,992
Silver	26	12/29/25	4,759,820	394,914
Soybean	128	11/14/25	6,572,800	(6,067)
Soybean Meal	67	12/12/25	1,938,310	(192,753)
Soybean Oil	81	12/12/25	2,563,650	444,273
Sugar 11	94	09/30/25	1,705,536	(54,624)
Sugar 11	142	02/27/26	2,694,138	(91,428)
Wheat	104	12/12/25	2,892,000	(74,681)
WTI Crude	125	07/22/25	8,138,750	348,126

Total				$ (442,548)

Short position contracts:
Cocoa	(2)	12/15/25	(165,980)	(3,450)
LME Lead	(11)	09/15/25	(562,477)	(29,324)
LME Lead	(12)	07/14/25	(608,379)	8,752
LME Nickel	(20)	07/14/25	(1,807,176)	187,428
LME Nickel	(54)	09/15/25	(4,923,449)	357,581
LME Primary Aluminum	(85)	09/15/25	(5,525,128)	(347,118)
LME Primary Aluminum	(90)	07/14/25	(5,845,050)	221,611
LME Zinc	(27)	07/14/25	(1,855,730)	98,734
LME Zinc	(26)	09/15/25	(1,789,242)	(79,762)
Natural Gas	(199)	12/29/25	(9,655,480)	436,838
WTI Crude	(100)	10/21/25	(6,206,000)	(505,464)

Total				$ 345,826

TOTAL FUTURES CONTRACTS				$ (96,722)

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS COMMODITY STRATEGY FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At June 30, 2025, the Fund had the following swap contracts:

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS#

Reference Obligation/ Index(a)	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

CRB 3M Forward Index	1 mo. U.S. Treasury Bill Rate +0.11%	Citibank NA	10/31/25	$99,400	$(11,422)
CRB Future Index	1 mo. U.S. Treasury Bill Rate +0.24	Citibank NA	01/30/26	4,372	(537)
CRB 3M Forward Index	1 mo. U.S. Treasury Bill Rate +0.12	Merrill Lynch International Bank Ltd.	10/31/25	67,487	(7,777)
CRB Future Index	1 mo. U.S. Treasury Bill Rate +0.25	Merrill Lynch International Bank Ltd.	01/30/26	29,686	(3,619)
CRB 3M Forward Index	1 mo. U.S. Treasury Bill Rate +0.12	RBC Dominion Securities, Inc.	10/31/25	26,921	(3,106)

TOTAL					$(26,461)

(a)	Payments made monthly.
#

The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Statements of Assets and Liabilities(a) June 30, 2025 (Unaudited)

	Absolute Return Tracker Fund	Commodity Strategy Fund

Assets:
Investments in unaffiliated issuers, at value (cost $3,165,067,741 and $307,837,669, respectively)(b)	$3,583,213,010	$307,819,645
Investments in affiliated issuers, at value (cost $1,027,201,508 and $24,187,733, respectively)	1,028,241,494	24,187,733
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	86,833,410	—
Purchased options, at value (premium paid $395,649 and $0, respectively)	197,495	—
Cash	121,185,285	492,250
Foreign currencies, at value (cost $0 and $0, respectively)	57,133	—
Unrealized gain on swap contracts	271,539	—
Unrealized gain on forward foreign currency exchange contracts	4,300,766	—
Variation margin on futures contracts	847,655	—
Variation margin on swaps contracts	803,232	—
Unrealized gain on futures contracts	5,953,149	1,514,895
Receivables:
Collateral on certain derivative contracts(c)	131,685,260	—
Investments sold	64,881,099	—
Fund shares sold	29,906,003	1,113,138
Due from broker	25,392,118	—
Interest and dividends	4,053,747	77,593
Foreign tax reclaims	246,681	—
Investments sold on an extended-settlement basis	96,940	—
Reimbursement from investment adviser	38,370	33,475
Due from broker - upfront payment	—	5,076,939
Other assets	249,788	127,833

Total assets	5,088,454,174	340,443,501

Liabilities:
Unrealized loss on swap contracts	35,268,274	26,461
Unrealized loss on futures contracts	7,167,222	1,477,560
Written option contracts, at value (premium received $536,967 and $0, respectively)	254,225	—
Unrealized loss on forward foreign currency exchange contracts	186,452	—
Variation margin on futures contracts	—	1,238,694
Payables:
Payable upon return of securities loaned	86,833,410	—
Investments purchased	69,682,844	77,593
Fund shares redeemed	7,191,687	214,329
Management fees	1,165,205	69,595
Distribution and Service fees and Transfer Agency fees	128,231	9,539
Due to broker	116,940	—
Due to broker — upfront payment	21,392	—
Interest payable	—	849,538
Accrued expenses	540,582	301,938

Total liabilities	208,556,464	4,265,247

Net Assets:
Paid-in capital	4,570,899,045	345,933,583
Total distributable earnings (loss)	308,998,665	(9,755,329)

NET ASSETS	$4,879,897,710	$336,178,254
Net Assets:
Class A	$ 39,851,937	$ 18,764,059
Class C	4,294,390	2,760,189
Institutional	2,570,126,973	115,794,922
Investor	1,022,246,880	7,975,118
Class R6	1,036,396,788	97,087,848
Class R	994,941	1,988,644
Class P	205,985,801	91,807,474
Total Net Assets	$4,879,897,710	$336,178,254
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	4,046,615	2,199,720
Class C	492,112	355,835
Institutional	249,079,379	13,329,625
Investor	100,647,654	916,569
Class R6	100,641,389	11,144,773
Class R	105,373	239,710
Class P	19,968,158	10,543,963
Net asset value, offering and redemption price per share:(d)
Class A	9.85	8.53
Class C	8.73	7.76
Institutional	10.32	8.69
Investor	10.16	8.70
Class R6	10.30	8.71
Class R	9.44	8.30
Class P	10.32	8.71

(a)

Statements of Assets and Liabilities for the Absolute Return Tracker and Commodity Strategy Fund are consolidated and include the balances of Cayman Commodity-ART LLC and Cayman Commodity-CSF, Ltd., respectively. Accordingly, all interfund balances and transactions have been eliminated.

(b)	Includes loaned securities having a market value of $85,318,267 and $0, respectively.
(c)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps	Options
Absolute Return Tracker Fund	$60,045,893	$54,826,689	$16,812,678
(d)

Maximum public offering price per share for Class A Shares of the Absolute Return Tracker and Commodity Strategy Funds is $10.42 and $8.93, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Statements of Operations(a) For the Six Months Ended June 30, 2025 (Unaudited)

	Absolute Return Tracker Fund	Commodity Strategy Fund

Investment Income:

Dividends — unaffiliated issuers (net of tax withholding of $49,812 and $0, respectively)	$28,130,754	$—
Dividends — affiliated issuers	15,660,147	496,851
Interest	3,485,605	6,689,083
Securities lending income, net of rebates received or paid to borrowers	190,649	—

Total investment income	47,467,155	7,185,934

Expenses:

Management fees	15,011,558	1,002,654
Transfer Agency fees(b)	1,423,991	71,001
Custody, accounting and administrative services	463,628	210,566
Printing and mailing costs	215,419	96,726
Registration fees	93,944	62,779
Professional fees	74,911	91,822
Distribution and Service (12b-1) fees(b)	68,969	40,102
Prime broker fees	32,119	—
Trustee fees	17,849	13,557
Service fees — Class C	5,674	3,602
Other	41,918	10,440

Total expenses	17,449,980	1,603,249

Less — expense reductions	(1,543,430)	(537,630)

Net expenses	15,906,550	1,065,619

NET INVESTMENT INCOME	31,560,605	6,120,315

Realized and unrealized gain (loss):

Net realized gain (loss) from:
Investments — unaffiliated issuers	(10,458,599)	(68,780)
Investments — affiliated issuers	(135,218)	—
Purchased options	1,224,612	—
Futures contracts	(43,219,289)	4,867,296
Written options	(1,464,429)	—
Swap contracts	11,514,300	6,954,726
Forward foreign currency exchange contracts	(6,914,914)	—
Foreign currency transactions	(357,908)	—
Net change in unrealized gain (loss) on:
Investments — affiliated issuers	707,384	—
Investments — unaffiliated issuers	238,456,269	(144,605)
Purchased options	57,236	—
Futures contracts	(8,712,322)	930,111
Written options	523,116	—
Swap contracts	(44,959,518)	(22,016)
Forward foreign currency exchange contracts	(9,695,486)	—
Foreign currency translation	756,130	—

Net realized and unrealized gain	127,321,364	12,516,732

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$158,881,969	$18,637,047

(a)

Statement of Operations for the Absolute Return Tracker Fund and Commodity Strategy Fund are consolidated and include the balances of a wholly-owned subsidiary, Cayman Commodity-ART, LLC and Cayman Commodity-CSF, Ltd., respectively. Accordingly, all interfund balances and transactions have been eliminated.

(b)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees			Transfer Agency Fees
Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
Absolute Return Tracker Fund	$49,624	$17,021	$2,324	$29,775	$3,404	$504,298	$707,198	$145,763	$ 697	$32,856
Commodity Strategy Fund	24,213	10,807	5,082	11,622	1,729	23,200	4,890	14,457	1,220	13,883

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Statements of Changes in Net Assets(a)

	Absolute Return Tracker Fund		Commodity Strategy Fund
	For the Six Months Ended June 30, 2025 (Unaudited)	For the Fiscal Year Ended December 31, 2024	For the Six Months Ended June 30, 2025 (Unaudited)	For the Fiscal Year Ended December 31, 2024

From operations:

Net investment income	$ 31,560,605	$ 120,860,261	$ 6,120,315	$ 18,773,346

Net realized gain (loss)	(49,811,445)	130,946,498	11,753,242	9,629,461

Net change in unrealized gain (loss)	177,132,809	37,711,081	763,490	(6,654,142)

Net increase in net assets resulting from operations	158,881,969	289,517,840	18,637,047	21,748,665

Distributions to shareholders:

From distributable earnings:

Class A Shares	—	(325,780)	(243,402)	(768,311)

Class C Shares	—	(10,241)	(29,279)	(100,272)

Institutional Shares	—	(28,655,307)	(1,635,658)	(4,886,441)

Investor Shares	—	(7,701,454)	(110,389)	(436,124)

Class R6 Shares	—	(10,828,863)	(1,391,151)	(3,999,527)

Class R Shares	—	(5,911)	(24,059)	(75,553)

Class P Shares	—	(2,509,999)	(1,309,690)	(4,242,762)

Total distributions to shareholders	—	(50,037,555)	(4,743,628)	(14,508,990)

From share transactions:

Proceeds from sales of shares	886,402,858	1,391,875,214	26,505,350	73,209,700

Reinvestment of distributions	—	31,791,028	4,080,342	12,499,133

Cost of shares redeemed	(643,009,433)	(1,316,487,087)	(41,396,131)	(344,365,287)

Net increase (decrease) in net assets resulting from share transactions	243,393,425	107,179,155	(10,810,439)	(258,656,454)

TOTAL INCREASE (DECREASE)	402,275,394	346,659,440	3,082,980	(251,416,779)

Net assets:

Beginning of period	4,477,622,316	4,130,962,876	333,095,274	584,512,053

End of period	$4,879,897,710	$4,477,622,316	$336,178,254	$333,095,274

(a)

Statements of Changes in Net Assets for the Absolute Return Tracker Fund and Commodity Strategy Fund are consolidated and include the balances of Cayman Commodity-ART LLC and Cayman Commodity-CSF, Ltd., respectively. Accordingly, all interfund balances and transactions have been eliminated.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Period

	Absolute Return Tracker Fund

	Class A Shares

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.53		$9.01	$8.36	$9.40	$9.69	$9.44

Net investment income (loss)(a)	0.05		0.23	0.26	0.07	(0.01)	(0.01)

Net realized and unrealized gain (loss)	0.27		0.37	0.61	(0.69)	0.59	0.32

Total from investment operations	0.32		0.60	0.87	(0.62)	0.58	0.31

Distributions to shareholders from net investment income	—		(0.08)	(0.22)	(0.31)	—	(0.01)

Distributions to shareholders from net realized gains	—		—	—	(0.11)	(0.87)	(0.05)

Total distributions	—		(0.08)	(0.22)	(0.42)	(0.87)	(0.06)

Net asset value, end of period	$9.85		$9.53	$9.01	$8.36	$9.40	$9.69

Total return(b)	3.36%		6.63%	10.45%	(6.62)%	6.09%	3.29%

Net assets, end of period (in 000s)	$39,852		$40,435	$42,676	$41,001	$57,882	$61,642

Ratio of net expenses to average net assets	1.01	%(c)	0.99%	0.97%	1.00%	1.04%	0.96%

Ratio of total expenses to average net assets	1.07	%(c)	1.07%	1.09%	1.09%	1.09%	1.11%

Ratio of net investment income (loss) to average net assets	1.00	%(c)	2.47%	2.92%	0.80%	(0.10)%	(0.10)%

Portfolio turnover rate(d)	74%		179%	126%	184%	133%	193%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Absolute Return Tracker Fund

	Class C Shares

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$8.48		$8.02	$7.47	$8.43	$8.84	$8.69

Net investment income (loss)(a)	0.01		0.14	0.17	0.00 (b)	(0.08)	(0.07)

Net realized and unrealized gain (loss)	0.24		0.34	0.54	(0.61)	0.54	0.28

Total from investment operations	0.25		0.48	0.71	(0.61)	0.46	0.21

Distributions to shareholders from net investment income	—		(0.02)	(0.16)	(0.24)	—	(0.01)

Distributions to shareholders from net realized gains	—		—	—	(0.11)	(0.87)	(0.05)

Total distributions	—		(0.02)	(0.16)	(0.35)	(0.87)	(0.06)

Net asset value, end of period	$8.73		$8.48	$8.02	$7.47	$8.43	$8.84

Total return(c)	2.95%		5.97%	9.45%	(7.23)%	5.31%	2.43%

Net assets, end of period (in 000s)	$4,294		$4,579	$4,497	$5,574	$7,973	$9,638

Ratio of net expenses to average net assets	1.76	%(d)	1.74%	1.72%	1.75%	1.79%	1.71%

Ratio of total expenses to average net assets	1.82	%(d)	1.82%	1.84%	1.84%	1.84%	1.86%

Ratio of net investment income (loss) to average net assets	0.23	%(d)	1.71%	2.12%	0.06%	(0.84)%	(0.84)%

Portfolio turnover rate(e)	74%		179%	126%	184%	133%	193%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Absolute Return Tracker Fund

	Institutional Shares

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.97		$9.42	$8.73	$9.80	$10.03	$9.74

Net investment income(a)	0.07		0.28	0.30	0.11	0.03	0.03

Net realized and unrealized gain (loss)	0.28		0.38	0.65	(0.72)	0.61	0.32

Total from investment operations	0.35		0.66	0.95	(0.61)	0.64	0.35

Distributions to shareholders from net investment income	—		(0.11)	(0.26)	(0.35)	—	(0.01)

Distributions to shareholders from net realized gains	—		—	—	(0.11)	(0.87)	(0.05)

Total distributions	—		(0.11)	(0.26)	(0.46)	(0.87)	(0.06)

Net asset value, end of period	$10.32		$9.97	$9.42	$8.73	$9.80	$10.03

Total return(b)	3.51%		7.04%	10.83%	(6.27)%	6.48%	3.60%

Net assets, end of period (in 000s)	$2,570,127		$2,526,607	$2,553,196	$2,795,272	$2,955,943	$2,928,949

Ratio of net expenses to average net assets	0.65	%(c)	0.63%	0.61%	0.63%	0.68%	0.58%

Ratio of total expenses to average net assets	0.71	%(c)	0.71%	0.72%	0.72%	0.72%	0.73%

Ratio of net investment income to average net assets	1.36	%(c)	2.83%	3.25%	1.23%	0.30%	0.28%

Portfolio turnover rate(d)	74%		179%	126%	184%	133%	193%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Absolute Return Tracker Fund

	Investor Shares

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.82		$9.28	$8.61	$9.67	$9.92	$9.64

Net investment income(a)	0.06		0.26	0.30	0.10	0.02	0.02

Net realized and unrealized gain (loss)	0.28		0.38	0.62	(0.71)	0.60	0.32

Total from investment operations	0.34		0.64	0.92	(0.61)	0.62	0.34

Distributions to shareholders from net investment income	—		(0.10)	(0.25)	(0.34)	—	(0.01)

Distributions to shareholders from net realized gains	—		—	—	(0.11)	(0.87)	(0.05)

Total distributions	—		(0.10)	(0.25)	(0.45)	(0.87)	(0.06)

Net asset value, end of period	$10.16		$9.82	$9.28	$8.61	$9.67	$9.92

Total return(b)	3.46%		6.93%	10.68%	(6.37)%	6.35%	3.54%

Net assets, end of period (in 000s)	$1,022,247		$741,396	$581,118	$248,085	$243,761	$246,694

Ratio of net expenses to average net assets	0.76	%(c)	0.74%	0.72%	0.75%	0.79%	0.71%

Ratio of total expenses to average net assets	0.82	%(c)	0.82%	0.83%	0.84%	0.84%	0.86%

Ratio of net investment income to average net assets	1.28	%(c)	2.72%	3.31%	1.12%	0.16%	0.16%

Portfolio turnover rate(d)	74%		179%	126%	184%	133%	193%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Absolute Return Tracker Fund

	Class R6 Shares

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.95		$9.40	$8.72	$9.78	$10.02	$9.72

Net investment income(a)	0.07		0.28	0.33	0.11	0.05	0.03

Net realized and unrealized gain (loss)	0.28		0.38	0.61	(0.71)	0.58	0.33

Total from investment operations	0.35		0.66	0.94	(0.60)	0.63	0.36

Distributions to shareholders from net investment income	—		(0.11)	(0.26)	(0.35)	—	(0.01)

Distributions to shareholders from net realized gains	—		—	—	(0.11)	(0.87)	(0.05)

Total distributions	—		(0.11)	(0.26)	(0.46)	(0.87)	(0.06)

Net asset value, end of period	$10.30		$9.95	$9.40	$8.72	$9.78	$10.02

Total return(b)	3.52%		7.07%	10.74%	(6.17)%	6.38%	3.71%

Net assets, end of period (in 000s)	$1,036,397		$942,520	$728,607	$169,335	$153,588	$9,353

Ratio of net expenses to average net assets	0.64	%(c)	0.62%	0.60%	0.62%	0.66%	0.57%

Ratio of total expenses to average net assets	0.70	%(c)	0.70%	0.71%	0.71%	0.70%	0.72%

Ratio of net investment income to average net assets	1.38	%(c)	2.84%	3.54%	1.23%	0.51%	0.29%

Portfolio turnover rate(d)	74%		179%	126%	184%	133%	193%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Absolute Return Tracker Fund

	Class R Shares

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.15		$8.66	$8.04	$9.06	$9.40	$9.18

Net investment income (loss)(a)	0.04		0.20	0.22	0.05	(0.03)	(0.03)

Net realized and unrealized gain (loss)	0.25		0.35	0.59	(0.66)	0.56	0.31

Total from investment operations	0.29		0.55	0.81	(0.61)	0.53	0.28

Distributions to shareholders from net investment income	—		(0.06)	(0.19)	(0.30)	—	(0.01)

Distributions to shareholders from net realized gains	—		—	—	(0.11)	(0.87)	(0.05)

Total distributions	—		(0.06)	(0.19)	(0.41)	(0.87)	(0.06)

Net asset value, end of period	$9.44		$9.15	$8.66	$8.04	$9.06	$9.40

Total return(b)	3.17%		6.40%	10.11%	(6.79)%	5.73%	3.06%

Net assets, end of period (in 000s)	$995		$854	$787	$1,486	$1,536	$1,562

Ratio of net expenses to average net assets	1.26	%(c)	1.24%	1.22%	1.25%	1.29%	1.21%

Ratio of total expenses to average net assets	1.32	%(c)	1.32%	1.34%	1.34%	1.34%	1.36%

Ratio of net investment income (loss) to average net assets	0.77	%(c)	2.26%	2.63%	0.60%	(0.33)%	(0.35)%

Portfolio turnover rate(d)	74%		179%	126%	184%	133%	193%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Absolute Return Tracker Fund

	Class P Shares

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.97		$9.41	$8.73	$9.79	$10.02	$9.73

Net investment income(a)	0.07		0.28	0.30	0.11	0.03	0.03

Net realized and unrealized gain (loss)	0.28		0.39	0.64	(0.71)	0.61	0.32

Total from investment operations	0.35		0.67	0.94	(0.60)	0.64	0.35

Distributions to shareholders from net investment income	—		(0.11)	(0.26)	(0.35)	—	(0.01)

Distributions to shareholders from net realized gains	—		—	—	(0.11)	(0.87)	(0.05)

Total distributions	—		(0.11)	(0.26)	(0.46)	(0.87)	(0.06)

Net asset value, end of period	$10.32		$9.97	$9.41	$8.73	$9.79	$10.02

Total return(b)	3.51%		7.17%	10.72%	(6.16)%	6.48%	3.61%

Net assets, end of period (in 000s)	$205,986		$221,231	$220,082	$222,431	$245,233	$211,794

Ratio of net expenses to average net assets	0.64	%(c)	0.62%	0.60%	0.62%	0.66%	0.57%

Ratio of total expenses to average net assets	0.70	%(c)	0.70%	0.71%	0.71%	0.71%	0.72%

Ratio of net investment income to average net assets	1.37	%(c)	2.83%	3.28%	1.23%	0.33%	0.29%

Portfolio turnover rate(d)	74%		179%	126%	184%	133%	193%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Period

	Commodity Strategy Fund

	Class A Shares

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024		2023		2022		2021	2020

Per Share Data

Net asset value, beginning of period	$8.19		$8.06		$9.30		$8.90		$7.79	$10.17

Net investment income (loss)(a)	0.14		0.35		0.34		0.05		(0.09)	(0.03)

Net realized and unrealized gain (loss)	0.31		0.09		(1.27)		1.32		2.67	(2.33)

Total from investment operations	0.45		0.44		(0.93)		1.37		2.58	(2.36)

Distributions to shareholders from net investment income	(0.11)		(0.31)		(0.31)		(0.97)		(1.47)	(0.02)

Net asset value, end of period	$8.53		$8.19		$8.06		$9.30		$8.90	$7.79

Total return(b)	5.50%		5.50%		(9.95)%		15.36%		33.03%	(23.16)%

Net assets, end of period (in 000s)	$18,764		$19,298		$22,253		$35,334		$40,183	$15,324

Ratio of net expenses to average net assets	0.93	%(c)	0.94%		0.94%		0.92%		0.92%	0.80%

Ratio of total expenses to average net assets	1.16	%(c)	1.04%		1.01%		0.95%		1.08%	1.28%

Ratio of net investment income (loss) to average net assets	3.33	%(c)	4.24%		4.00%		0.50%		(0.90)%	(0.39)%

Portfolio turnover rate(d)	—	%(e)	—	%(e)	—	%(e)	—	%(e)	83%	70%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	There were either no long-term purchases or no long-term sales for the six months ended June 30, 2025 and fiscal years ended December 31, 2024, December 31, 2023 and December 31, 2022, respectively.

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Commodity Strategy Fund

	Class C Shares

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024		2023		2022		2021	2020

Per Share Data

Net asset value, beginning of period	$7.46		$7.37		$8.52		$8.25		$7.32	$9.61

Net investment income (loss)(a)	0.10		0.26		0.26		(0.01)		(0.15)	(0.08)

Net realized and unrealized gain (loss)	0.28		0.08		(1.16)		1.21		2.50	(2.21)

Total from investment operations	0.38		0.34		(0.90)		1.20		2.35	(2.29)

Distributions to shareholders from net investment income	(0.08)		(0.25)		(0.25)		(0.93)		(1.42)	—

Net asset value, end of period	$7.76		$7.46		$7.37		$8.52		$8.25	$7.32

Total return(b)	5.13%		4.68%		(10.58)%		14.51%		32.04%	(23.77)%

Net assets, end of period (in 000s)	$2,760		$2,812		$3,496		$6,197		$3,125	$1,340

Ratio of net expenses to average net assets	1.68	%(c)	1.69%		1.69%		1.67%		1.67%	1.55%

Ratio of total expenses to average net assets	1.91	%(c)	1.78%		1.76%		1.70%		1.83%	2.03%

Ratio of net investment income (loss) to average net assets	2.58	%(c)	3.50%		3.25%		(0.05)%		(1.65)%	(1.12)%

Portfolio turnover rate(d)	—	%(e)	—	%(e)	—	%(e)	—	%(e)	83%	70%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	There were either no long-term purchases or no long-term sales for the six months ended June 30, 2025 and fiscal years ended December 31, 2024, December 31, 2023 and December 31, 2022, respectively.

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Commodity Strategy Fund

	Institutional Shares

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024		2023		2022		2021	2020

Per Share Data

Net asset value, beginning of period	$8.34		$8.20		$9.46		$9.04		$7.88	$10.28

Net investment income (loss)(a)	0.16		0.38		0.38		0.11		(0.06)	(0.01)

Net realized and unrealized gain (loss)	0.32		0.10		(1.30)		1.32		2.71	(2.36)

Total from investment operations	0.48		0.48		(0.92)		1.43		2.65	(2.37)

Distributions to shareholders from net investment income	(0.13)		(0.34)		(0.34)		(1.01)		(1.49)	(0.03)

Net asset value, end of period	$8.69		$8.34		$8.20		$9.46		$9.04	$7.88

Total return(b)	5.69%		5.88%		(9.65)%		15.75%		33.52%	(22.96)%

Net assets, end of period (in 000s)	$115,795		$116,126		$253,289		$339,164		$206,782	$127,172

Ratio of net expenses to average net assets	0.60	%(c)	0.61%		0.61%		0.59%		0.59%	0.47%

Ratio of total expenses to average net assets	0.83	%(c)	0.70%		0.68%		0.62%		0.75%	0.96%

Ratio of net investment income (loss) to average net assets	3.66	%(c)	4.60%		4.36%		1.04%		(0.57)%	(0.10)%

Portfolio turnover rate(d)	—	%(e)	—	%(e)	—	%(e)	—	%(e)	83%	70%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	There were either no long-term purchases or no long-term sales for the six months ended June 30, 2025 and fiscal years ended December 31, 2024, December 31, 2023 and December 31, 2022, respectively.

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Commodity Strategy Fund

	Investor Shares

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024		2023		2022		2021	2020

Per Share Data

Net asset value, beginning of period	$8.35		$8.21		$9.47		$9.04		$7.89	$10.29

Net investment income (loss)(a)	0.16		0.38		0.36		0.11		(0.07)	(0.01)

Net realized and unrealized gain (loss)	0.31		0.09		(1.29)		1.32		2.71	(2.37)

Total from investment operations	0.47		0.47		(0.93)		1.43		2.64	(2.38)

Distributions to shareholders from net investment income	(0.12)		(0.33)		(0.33)		(1.00)		(1.49)	(0.02)

Net asset value, end of period	$8.70		$8.35		$8.21		$9.47		$9.04	$7.89

Total return(b)	5.64%		5.76%		(9.78)%		15.79%		33.33%	(22.99)%

Net assets, end of period (in 000s)	$7,975		$9,042		$22,575		$115,918		$33,337	$3,115

Ratio of net expenses to average net assets	0.68	%(c)	0.69%		0.69%		0.67%		0.67%	0.55%

Ratio of total expenses to average net assets	0.91	%(c)	0.78%		0.75%		0.70%		0.81%	1.02%

Ratio of net investment income (loss) to average net assets	3.58	%(c)	4.53%		4.14%		1.01%		(0.66)%	(0.09)%

Portfolio turnover rate(d)	—	%(e)	—	%(e)	—	%(e)	—	%(e)	83%	70%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	There were either no long-term purchases or no long-term sales for the six months ended June 30, 2025 and fiscal years ended December 31, 2024, December 31, 2023 and December 31, 2022, respectively.

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Commodity Strategy Fund

	Class R6 Shares

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024		2023		2022		2021	2020

Per Share Data

Net asset value, beginning of period	$8.36		$8.22		$9.49		$9.06		$7.90	$10.30

Net investment income (loss)(a)	0.16		0.39		0.38		0.12		(0.05)	(0.01)

Net realized and unrealized gain (loss)	0.32		0.09		(1.30)		1.32		2.70	(2.36)

Total from investment operations	0.48		0.48		(0.92)		1.44		2.65	(2.37)

Distributions to shareholders from net investment income	(0.13)		(0.34)		(0.35)		(1.01)		(1.49)	(0.03)

Net asset value, end of period	$8.71		$8.36		$8.22		$9.49		$9.06	$7.90

Total return(b)	5.68%		5.87%		(9.71)%		15.84%		33.44%	(22.92)%

Net assets, end of period (in 000s)	$97,088		$93,669		$117,106		$155,511		$94,836	$83,227

Ratio of net expenses to average net assets	0.59	%(c)	0.60%		0.60%		0.58%		0.58%	0.46%

Ratio of total expenses to average net assets	0.82	%(c)	0.69%		0.67%		0.61%		0.75%	0.96%

Ratio of net investment income (loss) to average net assets	3.67	%(c)	4.59%		4.36%		1.14%		(0.55)%	(0.09)%

Portfolio turnover rate(d)	—	%(e)	—	%(e)	—	%(e)	—	%(e)	83%	70%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	There were either no long-term purchases or no long-term sales for the six months ended June 30, 2025 and fiscal years ended December 31, 2024, December 31, 2023 and December 31, 2022, respectively.

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Commodity Strategy Fund

	Class R Shares

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024		2023		2022		2021	2020

Per Share Data

Net asset value, beginning of period	$7.97		$7.85		$9.07		$8.71		$7.64	$9.99

Net investment income (loss)(a)	0.13		0.32		0.31		0.04		(0.11)	(0.05)

Net realized and unrealized gain (loss)	0.30		0.09		(1.24)		1.27		2.62	(2.29)

Total from investment operations	0.43		0.41		(0.93)		1.31		2.51	(2.34)

Distributions to shareholders from net investment income	(0.10)		(0.29)		(0.29)		(0.95)		(1.44)	(0.01)

Net asset value, end of period	$8.30		$7.97		$7.85		$9.07		$8.71	$7.64

Total return(b)	5.40%		5.26%		(10.19)%		15.07%		32.73%	(23.36)%

Net assets, end of period (in 000s)	$1,989		$1,994		$2,630		$4,208		$3,271	$1,903

Ratio of net expenses to average net assets	1.18	%(c)	1.19%		1.19%		1.17%		1.17%	1.05%

Ratio of total expenses to average net assets	1.41	%(c)	1.28%		1.26%		1.20%		1.33%	1.54%

Ratio of net investment income (loss) to average net assets	3.08	%(c)	4.00%		3.77%		0.33%		(1.15)%	(0.68)%

Portfolio turnover rate(d)	—	%(e)	—	%(e)	—	%(e)	—	%(e)	83%	70%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	There were either no long-term purchases or no long-term sales for the six months ended June 30, 2025 and fiscal years ended December 31, 2024, December 31, 2023 and December 31, 2022, respectively.

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Commodity Strategy Fund

	Class P Shares

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024		2023		2022		2021	2020

Per Share Data

Net asset value, beginning of period	$8.36		$8.22		$9.49		$9.06		$7.90	$10.29

Net investment income (loss)(a)	0.16		0.39		0.38		0.12		(0.06)	— (b)

Net realized and unrealized gain (loss)	0.32		0.09		(1.30)		1.32		2.71	(2.36)

Total from investment operations	0.48		0.48		(0.92)		1.44		2.65	(2.36)

Distributions to shareholders from net investment income	(0.13)		(0.34)		(0.35)		(1.01)		(1.49)	(0.03)

Net asset value, end of period	$8.71		$8.36		$8.22		$9.49		$9.06	$7.90

Total return(c)	5.68%		5.88%		(9.72)%		15.84%		33.46%	(22.84)%

Net assets, end of period (in 000s)	$91,807		$90,155		$163,164		$299,911		$139,858	$684

Ratio of net expenses to average net assets	0.59	%(d)	0.60%		0.60%		0.58%		0.58%	0.45%

Ratio of total expenses to average net assets	0.82	%(d)	0.69%		0.67%		0.61%		0.72%	0.94%

Ratio of net investment income (loss) to average net assets	3.67	%(d)	4.60%		4.34%		1.04%		(0.57)%	(0.04)%

Portfolio turnover rate(e)	—	%(f)	—	%(f)	—	%(f)	—	%(f)	83%	70%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(f)	There were either no long-term purchases or no long-term sales for the six months ended June 30, 2025 and fiscal years ended December 31, 2024, December 31, 2023 and December 31, 2022, respectively.

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Notes to Financial Statements June 30, 2025 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified

Goldman Sachs Absolute Return Tracker Fund	A, C, Institutional, Investor, R6, R and P	Diversified

Goldman Sachs Commodity Strategy Fund	A, C, Institutional, Investor, R6, R and P	Diversified

Class A Shares of the Absolute Return Tracker Fund are sold with a front-end sales charge of up to 5.50%. Class A Shares of the Commodity Strategy Fund are sold with a front-end sales charge of up to 4.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (each, an “Agreement”) with the Trust. Core Commodity Management, LLC (“Core Commodity” or the “Sub-Adviser”) serves as a sub-adviser to the Commodity Strategy Fund. GSAM compensates the Sub-Adviser directly in accordance with the terms of the Sub-Advisory Agreement. The Commodity Strategy Fund is not charged any separate or additional investment advisory fees by the Sub-Adviser.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Basis of Consolidation for Absolute Return Tracker Fund and Commodity Strategy Fund — Cayman Commodity-ART, LLC., and Cayman Commodity-CSF, LTD., (each a “Subsidiary” and collectively, the “Subsidiaries”), Cayman Islands exempted companies, are currently wholly-owned subsidiaries of the Absolute Return Tracker and Commodity Strategy Funds, respectively. The Subsidiaries act as investment vehicles for the Funds to enable the Funds to gain exposure to certain types of commodity-linked derivative instruments. The Funds are the sole shareholders of the Subsidiaries, and it is intended that each Fund will remain the sole shareholder and will continue to control its respective Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation.

As of June 30, 2025, the Fund and Subsidiary net assets were as follows:

Fund	Fund Net Assets	Subsidiary Net Assets	% Represented by Subsidiary’s Net Assets

Goldman Sachs Absolute Return Tracker Fund	$4,879,897,710	$126,632,629	2.6%

Goldman Sachs Commodity Strategy Fund	336,178,254	66,044,972	20.0

B. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

C. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is

63

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Consolidated Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Consolidated Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income.

D. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service fees.

E. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid

Absolute Return Tracker Fund	Annually	Annually

Commodity Strategy Fund	Semi-Annually	Annually

The Subsidiaries are classified as controlled foreign corporations under the Code. Therefore, the Funds are required to increase their taxable income by their share of their Subsidiaries’ income. Net losses of a Subsidiary cannot be deducted by the Funds in the current period nor carried forward to offset taxable income in future periods. Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Consolidated Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

F. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Consolidated Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

64

GOLDMAN SACHS ALTERNATIVE FUNDS II

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

G.  Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

65

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Consolidated Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Consolidated Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

66

GOLDMAN SACHS ALTERNATIVE FUNDS II

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to

67

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices, or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2025:

ABSOLUTE RETURN TRACKER FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$101,080	$—	$—

Asia	1,528,431	50,976	—

Australia and Oceania	148,440	—	—

Europe	7,337,097	406,765	—

North America	1,851,278,070	107	425

South America	283,338	—	—

Fixed Income

U.S. Treasury Obligations	149,982,670	—	—

Securities Lending Reinvestment Vehicle	86,833,410	—	—

Exchange Traded Funds	1,657,565,909	—	—

Investment Company	942,771,196	—	—

Total	$4,697,829,641	$457,848	$425

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GOLDMAN SACHS ALTERNATIVE FUNDS II

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

ABSOLUTE RETURN TRACKER FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets

Forward Foreign Currency Exchange Contracts(b)	$—	$4,300,766	$—

Futures Contracts(b)	14,601,301	—	—

Credit Default Swap Contracts(b)	—	8,426,424	—

Total Return Swap Contracts(b)	—	271,539	—

Purchased Option Contracts	197,495	—	—

Total	$14,798,796	$12,998,729	$—

Liabilities

Forward Foreign Currency Exchange Contracts(b)	$—	$(186,452)	$—

Futures Contracts(b)	(18,224,193)	—	—

Credit Default Swap Contracts(b)	—	(1,585,514)	—

Total Return Swap Contracts(b)	—	(35,268,274)	—

Written Option Contracts	(254,225)	—	—

Total	$(18,478,418)	$(37,040,240)	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

COMMODITY STRATEGY FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Investment Company	$24,187,733	$—	$—

Short-term Investments	307,819,645	—	—

Total	$332,007,378	$—	$—

Derivative Type

Assets(a)

Futures Contracts	$5,059,916	$—	$—

Liabilities(a)

Futures Contracts	$(5,156,638)	$—	$—

Total Return Swap Contracts	—	(26,461)	—

Total	$(5,156,638)	$(26,461)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Consolidated Schedules of Investments.

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Consolidated Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of June 30, 2025. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Absolute Return Tracker Fund

Risk	Consolidated Statements of Assets and Liabilities	Assets		Consolidated Statements of Assets and Liabilities	Liabilities

Commodity	Variation margin on futures contracts	$7,457,250	(a)	Variation margin on futures contracts	$(8,430,175	)(a)

Credit	Variation margin on swap contracts	8,426,424	(a)	Variation margin on swap contracts	(1,585,514	)(a)

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	4,300,766		Payable for unrealized loss on forward foreign currency exchange contracts	(186,452)

Equity	Receivable for unrealized gain on swap contracts; Variation margin on futures contracts; Purchased options, at value	6,464,050	(a)	Payable for unrealized loss on swap contracts; Variation margin on futures contracts; Written options, at value	(43,558,097	)(a)(b)

Interest rate	Variation margin on futures contracts	1,149,035	(a)	Variation margin on futures contracts	(1,758,420	)(a)

Total		$27,797,525			$(55,518,658)

Commodity Strategy Fund

Risk	Consolidated Statements of Assets and Liabilities	Assets		Consolidated Statements of Assets and Liabilities	Liabilities

Commodity	Variation margin on futures contracts	$5,059,916	(a)	Variation margin on futures contracts	$(5,156,638	)(a)

Equity	—	—		Payable for unrealized loss on swap contracts	(26,461	)(b)

Total		$5,059,916			$(5,183,099)

(a)

Includes unrealized gain (loss) on futures and centrally cleared swaps described in the Additional Investment Information sections of the the Consolidated Schedules of Investments. Only the variation margin as of June 30, 2025, is reported within the Consolidated Statements of Assets and Liabilities.

(b)

Aggregate of amounts include $35,268,274 for Absolute Return Tracker Fund and $26,461 for the Commodity Strategy Fund, which represents the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Fund’s performance, their failure to pay on their obligations or failure to pledge collateral. Such amount does not include incremental charges directly associated with the close-out of the agreements. It also does not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which the Fund is entitled to a full return.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended June 30, 2025. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These

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4. INVESTMENTS IN DERIVATIVES (continued)

gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Consolidated Statements of Operations:

Absolute Return Tracker Fund

Risk	Consolidated Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Commodity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$ (4,389,213)	$ 1,588,324

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	2,840,200	5,688,432

Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	(6,914,914)	(9,695,486)

Equity	Net realized gain (loss) from futures contracts, swap contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, swap contracts, purchased options and written options	(12,820,259)	(60,655,490)

Interest rate	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	(17,575,534)	287,246

Total		$(38,859,720)	$(62,786,974)

Commodity Strategy Fund

Risk	Consolidated Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Commodity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$ 4,867,296	$ 930,111

Equity	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	6,954,726	(22,016)

Total		$ 11,822,022	$ 908,095

For the six months ended June 30, 2025, the relevant values for each derivative type were as follows:

	Average Number of Contracts, Notional Amounts, or Shares/Units(a)

Fund	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Written Options

Absolute Return Tracker Fund	26,816	$1,047,080,784	$2,222,019,520	414,167	52,294

Commodity Strategy Fund	3,195	—	235,611,916	—	—

(a)

Amounts disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of volume for this derivative type, for the months that each Fund held such derivatives during the six months ended June 30, 2025.

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Consolidated Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended June 30, 2025, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate

Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^(a)

Absolute Return Tracker Fund	0.70%	0.63%	0.60%	0.59%	0.53%	0.63%	0.60%

Commodity Strategy Fund	0.50	0.50	0.45	0.43	0.42	0.50	0.49

^

Effective Net Management Rate includes of management fee waivers of affiliated Underlying Funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

(a)	Reflects combined management fees paid to GSAM under the Agreement and the Subsidiary Agreement (as defined below) after waivers.

GSAM also provides management services to the Subsidiaries pursuant to a Subsidiary Management Agreement (the “Subsidiary Agreement”) and is entitled to a management fee accrued daily and paid monthly, equal to an annual percentage rate of 0.42% of each Subsidiary’s average daily net assets. In consideration of the Subsidiaries’ management fee, and for as long as the Subsidiary Agreement remains in effect, GSAM has contractually agreed to waive irrevocably a portion of each Fund’s management fee in an amount equal to the management fee accrued and paid to GSAM by each Subsidiary under the Subsidiary Agreement. For the six months ended June 30, 2025, GSAM waived $265,756 and $159,238 of each Fund’s management fee for the Absolute Return Tracker and Commodity Strategy Funds, respectively.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest. For the six months ended June 30, 2025, the management fee waived by GSAM was for each Fund as follows:

Fund	Management Fee Waived

Absolute Return Tracker Fund	$700,617

Commodity Strategy Fund	18,792

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A, Class C and Class R Shares of each applicable Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A, Class C or Class R Shares of the Funds, as set forth below.

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

	Distribution and/or Service Plan Rates

	Class A*	Class C	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended June 30, 2025, Goldman Sachs did not retain any of the Class C Shares’ CDSC. During the six months ended June 30, 2025, Goldman Sachs retained the following amounts:

Front End Sales Charge

Fund	Class A

Absolute Return Tracker Fund	$2,149

Commodity Strategy Fund	618

D. Service Plan — The Trust, on behalf of each Fund, has adopted a Service Plan to allow Class C Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C Shares of the Funds.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C, Investor and Class R Shares of the Absolute Return Tracker Fund; 0.12% of the average daily net assets of Class A, Class C, Investor and Class R Shares of the Commodity Strategy Fund; 0.03% of the average daily net assets of Class R6 and P Shares; and 0.04% of the average daily net assets of Institutional Shares.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Absolute Return Tracker and Commodity Strategy Funds are 0.014% and 0.074%, respectively. These Other Expense limitations will remain in place through at least April 30, 2026, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above. The Subsidiaries also pay certain other expenses, including service and custody fees. GSAM has agreed to reduce or limit each Subsidiary’s expenses (excluding management fees) to 0.004% of the Subsidiary’s average daily net assets for the Absolute Return Tracker and Commodity Strategy Funds.

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Consolidated Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended June 30, 2025, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waivers/Credits	Other Expense Reimbursements	Total Expense Reductions

Absolute Return Tracker Fund	$966,373	$947	$576,110	$1,543,430

Commodity Strategy Fund	178,030	52	359,548	537,630

G. Line of Credit Facility — As of June 30, 2025, the Funds participated in a $1,300,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended June 30, 2025, the Funds did not have any borrowings under the facility. Prior to April 14, 2025, the facility was $1,150,000,000.

H. Other Transactions with Affiliates — For the six months ended June 30, 2025, Goldman Sachs earned $235,286 and $0 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Absolute Return Tracker and Commodity Strategy Funds, respectively.

The table below shows the transactions in and earnings from investments in the Underlying Fund for the six months ended June 30, 2025:

Fund	Underlying Fund	Beginning Value as of December 31, 2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change In Unrealized Gain (Loss)	Ending Value as of June 30, 2025	Shares as of June 30, 2025	Dividend Income

Absolute Return Tracker Fund	Goldman Sachs Access U.S. Preferred Stock & Hybrid ETF	$75,573,576	$23,185,794	$(13,861,238)	$(135,218)	$707,384	$85,470,298	1,693,900	$1,844,433

	Goldman Sachs Financial Square Government Fund — Institutional Shares	486,231,739	2,322,255,550	(1,865,716,093)	—	—	942,771,196	942,771,196	13,815,714

Commodity Strategy Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	11,079,291	140,247,000	(127,138,558)	—	—	24,187,733	24,187,733	496,851

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6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended June 30, 2025, were as follows:

Fund	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of (Excluding U.S. Government and Agency Obligations)

Absolute Return Tracker Fund	$2,691,529,485	$2,957,637,499

For the six months ended June 30, 2025, there were no purchases and proceeds from sales and maturities of long-term securities for the Commodity Strategy Fund.

7. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission and the terms and conditions contained therein, the Absolute Return Tracker Fund may lend its securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the Fund receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Consolidated Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Absolute Return Tracker Fund invests the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Fund by paying the Fund an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Fund’s master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Fund’s loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Fund’s overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of June 30, 2025, are disclosed as “Payable upon return of securities loaned” on the Consolidated Statements of Assets and Liabilities, where applicable.

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Consolidated Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

7. SECURITIES LENDING (continued)

Both the Absolute Return Tracker Fund and GSAL received compensation relating to the lending of the Fund’s securities. The amounts earned, if any, by the Fund for the six months ended June 30, 2025, are reported under Investment Income on the Consolidated Statements of Operations.

The table below details securities lending activity with affiliates of Goldman Sachs:

	For the Six Months Ended June 30, 2025

Fund	Earnings of GSAL Relating to Securities Loaned	Amounts Received by the Fund from Lending to Goldman Sachs	Amounts Payable to Goldman Sachs Upon Return of Securities Loaned as of June 30, 2025

Absolute Return Tracker Fund	$23,565	$212,194	$22,800,533

The following table provides information about the Absolute Return Tracker Fund’s investments in the Government Money Market Fund for the six months ended June 30, 2025:

Fund	Beginning Value as of December 31, 2024	Purchases at cost	Proceeds from Sales	Ending Value as of June 30, 2025	Shares as of June 30, 2025

Absolute Return Tracker Fund	$23,455,375	$899,201,095	$(835,823,060)	$86,833,410	86,833,410

8. TAX INFORMATION

As of the Funds’ most recent fiscal year end, December 31, 2024, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Absolute Return Tracker Fund	Commodity Strategy Fund

Capital loss carryforwards:

Perpetual Short-Term	$ —	$ (3,114,668)

Perpetual Long-Term	—	(18,256,290)

Total capital loss carryforwards	—	(21,370,958)

Timing differences (Real Estate Investment Trusts and Straddle Loss Deferral)	$ (65,680,803)	$ —

As of June 30, 2025, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Absolute Return Tracker Fund	Commodity Strategy Fund

Tax Cost	$4,357,120,269	$330,267,441

Gross unrealized gain	460,447,999	1,770,116

Gross unrealized loss	(119,280,354)	(30,179)

Net unrealized gain	$ 341,167,645	$ 1,739,937

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, net mark to market gains/(losses) on regulated options contracts, net mark to market gains/(losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments, swap transactions, and underlying fund investments.

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8. TAX INFORMATION (continued)

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Commodity Sector Risk — Exposure to the commodities markets may subject the Fund to greater volatility than investments in more traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, business, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked investments in which the Subsidiaries enter into may involve counterparties in the financial services sector, and events affecting the financial services sector may cause the Subsidiaries’, and therefore the Funds’, share values to fluctuate.

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

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Consolidated Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

9. OTHER RISKS (continued)

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investment companies in direct proportion to the amount of assets the Fund invests therein. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters,

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9. OTHER RISKS (continued)

recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Subsidiary Risk — The Subsidiaries are not registered under the Act and are not subject to all the investor protections of the Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Funds and/or the Subsidiaries to operate as described in the Prospectus and the SAI and could adversely affect the Funds.

Tax Risk — The Funds seek to gain exposure to the commodity markets through investments in the Subsidiaries. The tax treatment of the Funds’ investments in the Subsidiaries could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Code, or otherwise affect the character, timing and/or amount of the Funds’ taxable income or any gains and distributions made by the Funds. If the IRS were to successfully assert that a Fund’s income from such investments was not “qualifying income,” the Funds may fail to qualify as regulated investment companies (“RIC”) under Subchapter M of the Code if over 10% of their gross income was derived from these investments. If the Funds failed to qualify as RICs, they would be subject to federal and state income tax on all of their taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Absolute Return Tracker Fund

	For the Six Months Ended June 30, 2025 (Unaudited)		For the Fiscal Year Ended December 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	710,551	$6,839,872	1,903,364	$17,779,659

Reinvestment of distributions	—	—	31,100	296,692

Shares redeemed	(904,720)	(8,751,801)	(2,432,292)	(22,805,394)

	(194,169)	(1,911,929)	(497,828)	(4,729,043)

Class C Shares

Shares sold	87,821	759,865	201,235	1,676,190

Reinvestment of distributions	—	—	901	7,643

Shares redeemed	(135,737)	(1,167,233)	(222,574)	(1,845,114)

	(47,916)	(407,368)	(20,438)	(161,281)

Institutional Shares

Shares sold	31,141,146	314,469,347	72,186,420	708,967,973

Reinvestment of distributions	—	—	2,004,720	19,987,067

Shares redeemed	(35,424,501)	(356,862,905)	(91,950,023)	(901,286,511)

	(4,283,355)	(42,393,558)	(17,758,883)	(172,331,471)

Investor Shares

Shares sold	38,153,286	378,434,971	31,022,149	299,487,491

Reinvestment of distributions	—	—	783,417	7,693,150

Shares redeemed	(12,991,890)	(128,093,268)	(18,954,413)	(183,577,234)

	25,161,396	250,341,703	12,851,153	123,603,407

Class R6 Shares

Shares sold	17,823,814	179,852,996	33,913,557	334,359,828

Reinvestment of distributions	—	—	129,705	1,290,566

Shares redeemed	(11,889,354)	(119,482,550)	(16,854,738)	(163,541,015)

	5,934,460	60,370,446	17,188,524	172,109,379

Class R Shares

Shares sold	20,567	191,060	26,126	238,217

Reinvestment of distributions	—	—	646	5,911

Shares redeemed	(8,450)	(77,637)	(24,460)	(217,708)

	12,117	113,423	2,312	26,420

Class P Shares

Shares sold	578,592	5,854,747	3,008,783	29,365,856

Reinvestment of distributions	—	—	251,755	2,509,999

Shares redeemed	(2,802,598)	(28,574,039)	(4,445,724)	(43,214,111)

	(2,224,006)	(22,719,292)	(1,185,186)	(11,338,256)

NET INCREASE	24,358,527	$243,393,425	10,579,654	$107,179,155

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12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Commodity Strategy Fund

	For the Six Months Ended June 30, 2025 (Unaudited)		For the Fiscal Year Ended December 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	156,408	$1,354,558	424,356	$3,490,209

Reinvestment of distributions	26,579	228,583	86,497	712,737

Shares redeemed	(338,845)	(2,914,508)	(916,104)	(7,525,135)

	(155,858)	(1,331,367)	(405,251)	(3,322,189)

Class C Shares

Shares sold	33,374	263,486	42,146	313,216

Reinvestment of distributions	3,701	28,942	13,194	99,238

Shares redeemed	(58,099)	(459,399)	(153,025)	(1,154,851)

	(21,024)	(166,971)	(97,685)	(742,397)

Institutional Shares

Shares sold	1,256,856	11,023,991	4,822,070	39,675,404

Reinvestment of distributions	171,337	1,500,911	519,695	4,358,981

Shares redeemed	(2,021,302)	(17,808,732)	(22,310,476)	(183,827,761)

	(593,109)	(5,283,830)	(16,968,711)	(139,793,376)

Investor Shares

Shares sold	137,690	1,222,170	258,155	2,141,555

Reinvestment of distributions	12,587	110,389	51,511	433,964

Shares redeemed	(315,980)	(2,797,719)	(1,976,623)	(16,522,207)

	(165,703)	(1,465,160)	(1,666,957)	(13,946,688)

Class R6 Shares

Shares sold	1,296,345	11,493,454	2,197,749	18,496,124

Reinvestment of distributions	99,995	877,953	306,261	2,576,326

Shares redeemed	(1,450,811)	(12,799,935)	(5,546,015)	(46,794,510)

	(54,471)	(428,528)	(3,042,005)	(25,722,060)

Class R Shares

Shares sold	25,564	212,691	47,333	380,442

Reinvestment of distributions	2,856	23,874	9,363	75,125

Shares redeemed	(38,800)	(324,832)	(141,560)	(1,133,496)

	(10,380)	(88,267)	(84,864)	(677,929)

Class P Shares

Shares sold	106,703	935,000	1,041,843	8,712,750

Reinvestment of distributions	149,167	1,309,690	504,028	4,242,762

Shares redeemed	(496,385)	(4,291,006)	(10,612,179)	(87,407,327)

	(240,515)	(2,046,316)	(9,066,308)	(74,451,815)

NET DECREASE	(1,241,060)	$(10,810,439)	(31,331,781)	$(258,656,454)

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GOLDMAN SACHS ALTERNATIVE FUNDS II

Statement Regarding Basis for Approval of Management Agreement and Sub-Advisory Agreement (Unaudited)

Background

The Goldman Sachs Absolute Return Tracker Fund and Goldman Sachs Commodity Strategy Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2026 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 17-18, 2025 (the “Annual Meeting”). At the Annual Meeting, the Board also considered the sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) between the Investment Adviser and CoreCommodity Management, LLC (the “Sub-Adviser”) on behalf of the Commodity Strategy Fund.

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement and the Sub-Advisory Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)

the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates and the Sub-Adviser, including, as applicable, information about:

(i)	the structure, staff, and capabilities of the Investment Adviser and the Sub-Adviser and the Sub-Adviser’s portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; and information on general investment outlooks in the markets in which the Fund invests;

(c)

information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;

(d)	the terms of the Agreements and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;

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Statement Regarding Basis for Approval of Management Agreement and Sub-Advisory Agreement (Unaudited) (continued)

(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(j)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, (with respect to the Absolute Return Tracker Fund) securities lending, portfolio trading, distribution and other services;

(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)

portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; information on the Sub-Adviser’s compensation arrangements; and the number and types of accounts managed by the portfolio managers;

(m)

the nature and quality of the services provided to the Fund by its unaffiliated service providers (as well as the Sub-Adviser), and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(n)

the Investment Adviser’s and Sub-Adviser’s processes and policies addressing various types of potential conflicts of interest; their approaches to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution and service fees. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Agreements at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Funds and the respective services of the Investment Adviser and its affiliates, and the Sub-Adviser, as applicable. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. In addition, the Trustees periodically received written materials and oral presentations from the Sub-Adviser. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. The Trustees reviewed a written response prepared by the Sub-Adviser to a similar request for information submitted to the Sub-Adviser by the Investment Adviser. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates (including, with respect to the Commodity Strategy Fund, the Investment Adviser’s oversight of the Sub-Adviser). The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the changes in the Investment Adviser’s senior management personnel and in the personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees also considered information regarding the Investment Adviser’s and the Sub-Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates. In addition, the

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Statement Regarding Basis for Approval of Management Agreement and Sub-Advisory Agreement (Unaudited) (continued)

Trustees reviewed the Sub-Adviser oversight process that the Investment Adviser had employed, which included areas such as investment analytics, risk management and compliance.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2024, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2025. The information on each Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management. For the Absolute Return Tracker Fund, they noted the efforts of the Fund’s portfolio management team to continue to enhance the investment models used in managing the Fund.

The Trustees observed that the Absolute Return Tracker Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, five-, and ten-year periods, and had outperformed the Fund’s benchmark index for the three-, five-, and ten-year periods and underperformed for the one-year period ended March 31, 2025. They also noted that the Absolute Return Tracker Fund had experienced a benchmark index change and certain portfolio management changes in 2022. The Trustees considered that the Commodity Strategy Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-and five-year periods, and in the fourth quartile for the three- and ten-year periods, and had outperformed the Fund’s benchmark index for the five-year period and underperformed for the one-, three-, and ten-year periods ended March 31, 2025. They noted that the Sub-Adviser began sub-advising the Commodity Strategy Fund at the beginning of 2021. They further noted that the Commodity Strategy Fund had experienced certain portfolio management changes in 2024.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder and, with respect to the Commodity Strategy Fund, the fee rate payable by the Investment Adviser under the sub-advisory agreement with the Sub-Adviser. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. With respect to each Fund, the Trustees noted that the Investment Adviser had agreed to waive a portion of its management fee in an amount equal to the entire management fee paid to the Investment Adviser as the investment adviser to the Fund’s wholly-owned subsidiary. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

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Statement Regarding Basis for Approval of Management Agreement and Sub-Advisory Agreement (Unaudited) (continued)

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2024 and 2023, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

Average Daily Net Assets	Absolute Return Tracker Fund	Commodity Strategy Fund

First $1 billion	0.70%	—

Next $1 billion	0.63	—

First $2 billion	—	0.50%

Next $3 billion	0.60	0.45

Next $3 billion	0.59	0.43

Over $8 billion	0.53	0.42

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertakings to waive a portion of its management fee for the Absolute Return Tracker Fund and to limit certain expenses of the Funds that exceed specified levels. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels. They also noted that the Investment Adviser had passed along savings to shareholders of the Absolute Return Tracker Fund, which had asset levels above at least the first breakpoint during the prior fiscal year.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co. LLC (“Goldman Sachs”); (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Funds; (c) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (d) with respect to the Absolute Return Tracker Fund, fees earned by Goldman Sachs Agency Lending (“GSAL”), an affiliate of the Investment Adviser, as securities lending agent (and fees earned by the Investment Adviser for managing the fund in which the Absolute Return Tracker Fund’s cash collateral is invested); (e) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (f) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (g) Goldman Sachs’ retention of certain fees as Fund Distributor; (h) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (i) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (j) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (k) the possibility that the working relationship

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Statement Regarding Basis for Approval of Management Agreement and Sub-Advisory Agreement (Unaudited) (continued)

between the Investment Adviser and the Funds’ third-party service providers (including the Sub-Adviser) may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; (h) the Absolute Return Tracker Fund’s ability to participate in the securities lending program administered by GSAL, as measured by the revenue received by the Fund in connection with the program; and (i) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2026.

Sub-Advisory Agreement with CoreCommodity Management, LLC

Nature, Extent, and Quality of the Services Provided Under the Sub-Advisory Agreement

In evaluating the Sub-Advisory Agreement, the Trustees relied upon materials furnished and presentations made by the Investment Adviser and Sub-Adviser. In evaluating the nature, extent, and quality of services provided by the Sub-Adviser, the Trustees considered information on the services provided to the Fund by the Sub-Adviser, including information about the Sub-Adviser’s (a) personnel and compensation structure; (b) track record in managing the Fund and other funds and/or accounts with investment strategies similar to those employed on behalf of the Fund; (c) policies and procedures in place to address potential conflicts of interest; and (d) compliance program and code of ethics. In this regard, they also considered assessments provided by the Investment Adviser of the Sub-Adviser, the Sub-Adviser’s investment strategies and personnel, and its compliance program. The Trustees also considered information regarding the Sub-Adviser’s business continuity planning and remote operations capabilities.

Costs of Services Provided

The Trustees reviewed the terms of the Sub-Advisory Agreement, including the schedule of fees payable to the Sub-Adviser. They considered the breakpoints in the sub-advisory fee rate payable under the Sub-Advisory Agreement. The Trustees noted that the compensation paid to the Sub-Adviser is paid by the Investment Adviser, not by the Fund. They also considered the expense limitations that substantially reduce the fees retained by the Investment Adviser, and that the retention of the Sub-Adviser does not directly increase the fees incurred by the Fund for advisory services. They considered the Investment Adviser’s belief that the relationship between the management fees paid by the Fund and the sub-advisory fees paid by the Investment Adviser is appropriate given the level of services the Investment Adviser provides to the Fund and significant differences in cost drivers and risks associated with the respective services offered by the Investment Adviser and the Sub-Adviser.

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Statement Regarding Basis for Approval of Management Agreement and Sub-Advisory Agreement (Unaudited) (continued)

Conclusion

In connection with their consideration of the Sub-Advisory Agreement, the Trustees gave weight to various factors, but did not identify any particular factor as controlling their decision. After deliberation and consideration of the information provided, including the factors described above, the Trustees, including the Independent Trustees, unanimously concluded, in the exercise of their business judgment, that the sub-advisory fees paid by the Investment Adviser to the Sub-Adviser were reasonable in light of the factors considered, and that the Sub-Advisory Agreement should be approved and continued until June 30, 2026.

87

TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary © 2025 Goldman Sachs. All rights reserved. SELSAT2SAR-25

Goldman Sachs Funds Semi-Annual Financial Statements June 30, 2025 Tax-Advantaged Equity Funds II Goldman Sachs International Equity Dividend and Premium Fund Goldman Sachs U.S. Equity Dividend and Premium Fund

Goldman Sachs Tax-Advantaged Equity Funds II

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments June 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 99.6%

Australia – 7.7%
34,848	ANZ Group Holdings Ltd. (Banks)	$668,273
65,202	APA Group (Gas Utilities)	350,576
79,961	BHP Group Ltd. (Metals & Mining)	1,923,669
34,221	Coles Group Ltd. (Consumer Staples Distribution & Retail)	469,242
4,110	Commonwealth Bank of Australia (Banks)	500,221
24	CSL Ltd. (Biotechnology)	3,791
38,905	Goodman Group (Industrial REITs)	877,098
125,683	Medibank Pvt Ltd. (Insurance)	417,381
85,124	National Australia Bank Ltd. (Banks)	2,206,226
50,500	Origin Energy Ltd. (Electric Utilities)	358,951
341	Pro Medicus Ltd. (Health Care Technology)	63,813
416	Rio Tinto Ltd. (Metals & Mining)	29,449
30,353	Telstra Group Ltd. (Diversified Telecommunication Services)	96,784
82,009	Transurban Group (Transportation Infrastructure)	754,561
5,953	Wesfarmers Ltd. (Broadline Retail)	332,221
42,396	Westpac Banking Corp. (Banks)	944,860
67,220	Woodside Energy Group Ltd. (Oil, Gas & Consumable Fuels)	1,038,341

		11,035,457

Austria – 0.7%
18,000	OMV AG (Oil, Gas & Consumable Fuels)	978,861

Belgium – 0.7%
13,960	Ageas SA (Insurance)	944,361
540	UCB SA (Pharmaceuticals)	106,249

		1,050,610

China – 0.2%
90,400	ESR Group Ltd.*(a) (Real Estate Management & Development)	149,017
52,000	SITC International Holdings Co. Ltd. (Marine Transportation)	166,600

		315,617

Denmark – 2.2%
337	AP Moller - Maersk AS Class B (Marine Transportation)	626,718
4,380	Coloplast AS Class B (Health Care Equipment & Supplies)	416,989
6,220	Danske Bank AS (Banks)	254,049
26,827	Novo Nordisk AS Class B (Pharmaceuticals)	1,858,950
2,108	Tryg AS (Insurance)	54,494

		3,211,200

Finland – 2.2%
20,276	Kesko OYJ Class B (Consumer Staples Distribution & Retail)	500,091
10,738	Kone OYJ Class B (Machinery)	707,427

Shares	Description	Value

Common Stocks (continued)

Finland (continued)
28,499	Metso OYJ (Machinery)	$369,342
77,713	Nordea Bank Abp (Banks)	1,154,506
5,423	Orion OYJ Class B (Pharmaceuticals)	407,991
3	Stora Enso OYJ Class R (Paper & Forest Products)	33

		3,139,390

France – 12.2%
554	Airbus SE (Aerospace & Defense)	115,897
14,223	Amundi SA(a) (Capital Markets)	1,152,857
36,191	AXA SA (Insurance)	1,777,160
19,422	BNP Paribas SA (Banks)	1,742,186
21,873	Bouygues SA (Construction & Engineering)	989,200
1,218	Capgemini SE (IT Services)	208,566
56,944	Credit Agricole SA (Banks)	1,077,283
12,806	Danone SA (Food Products)	1,047,830
1,065	Dassault Systemes SE (Software)	38,597
64,497	Engie SA (Multi-Utilities)	1,515,860
4,124	FDJ United(a) (Hotels, Restaurants & Leisure)	161,827
18,051	Getlink SE (Transportation Infrastructure)	348,457
120	Hermes International SCA (Textiles, Apparel & Luxury Goods)	325,304
1,669	L’Oreal SA (Personal Products)	714,922
3,497	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	1,830,260
4,048	Orange SA (Diversified Telecommunication Services)	61,644
10,383	Orange SA ADR (Diversified Telecommunication Services)	157,718
3,671	Pernod Ricard SA (Beverages)	366,187
748	Publicis Groupe SA (Media)	84,483
2,275	Rexel SA (Trading Companies & Distributors)	70,167
10,227	Sanofi SA (Pharmaceuticals)	990,114
548	Sartorius Stedim Biotech (Life Sciences Tools & Services)	131,116
3,834	Schneider Electric SE (Electrical Equipment)	1,029,371
1,904	TotalEnergies SE (Oil, Gas & Consumable Fuels)	116,378
5,873	TotalEnergies SE ADR (Oil, Gas & Consumable Fuels)	360,544
1,660	Unibail-Rodamco-Westfield* (Retail REITs)	159,572
6,333	Vinci SA (Construction & Engineering)	933,930

		17,507,430

Germany – 8.9%
1,665	Allianz SE (Insurance)	675,713
26,638	BASF SE (Chemicals)	1,317,502

The accompanying notes are an integral part of these financial statements.	1

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued) June 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks (continued)

Germany (continued)
1,528	CTS Eventim AG & Co. KGaA (Entertainment)	$190,008
15,589	Daimler Truck Holding AG (Machinery)	739,604
14,740	Deutsche Post AG (Air Freight & Logistics)	682,755
39,522	Evonik Industries AG (Chemicals)	816,468
1,241	Heidelberg Materials AG (Construction Materials)	292,251
9,400	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	401,117
1,337	Knorr-Bremse AG (Machinery)	129,685
567	MTU Aero Engines AG (Aerospace & Defense)	251,892
1,425	Nemetschek SE (Software)	206,615
39	Rational AG (Machinery)	32,772
550	Rheinmetall AG (Aerospace & Defense)	1,164,734
9,299	SAP SE (Software)	2,843,444
7,615	Siemens AG (Industrial Conglomerates)	1,955,976
6,675	Siemens Energy AG* (Electrical Equipment)	780,180
4,920	Siemens Healthineers AG(a) (Health Care Equipment & Supplies)	273,131

		12,753,847

Hong Kong – 1.6%
74,600	AIA Group Ltd. (Insurance)	675,760
54,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	240,710
45,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	67,278
98	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	82
12,096	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	650,602
300	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	14,419
73,368	MTR Corp. Ltd. (Ground Transportation)	263,823
27,245	Sino Land Co. Ltd. (Real Estate Management & Development)	29,020
5,500	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	63,377
24,500	Techtronic Industries Co. Ltd. (Machinery)	270,332

		2,275,403

Israel – 0.4%
13,593	Bank Hapoalim BM (Banks)	261,095
96	CyberArk Software Ltd.* (Software)	39,061
6,559	ICL Group Ltd. (Chemicals)	45,029
2,785	Mizrahi Tefahot Bank Ltd. (Banks)	181,671

Shares	Description	Value

Common Stocks (continued)

Israel (continued)
1,400	Teva Pharmaceutical Industries Ltd. ADR* (Pharmaceuticals)	$23,464
185	Wix.com Ltd.*(b) (IT Services)	29,315

		579,635

Italy – 3.8%
274	Amplifon SpA (Health Care Providers & Services)	6,435
41,885	BPER Banca SpA (Banks)	380,160
146,400	Enel SpA (Electric Utilities)	1,389,440
371,650	Intesa Sanpaolo SpA (Banks)	2,140,857
1,343	Leonardo SpA (Aerospace & Defense)	75,781
19,999	Mediobanca Banca di Credito Finanziario SpA (Banks)	465,396
8,467	Moncler SpA (Textiles, Apparel & Luxury Goods)	482,970
2,666	Prysmian SpA (Electrical Equipment)	188,751
4,530	Recordati Industria Chimica e Farmaceutica SpA (Pharmaceuticals)	284,733

		5,414,523

Japan – 21.0%
5,400	Advantest Corp. (Semiconductors &
	Semiconductor Equipment)	400,307
16,600	Asahi Kasei Corp. (Chemicals)	118,171
9,500	Asics Corp. (Textiles, Apparel & Luxury Goods)	242,253
66,300	Astellas Pharma, Inc. (Pharmaceuticals)	649,140
3,300	Bandai Namco Holdings, Inc. (Leisure Products)	118,269
20,200	Bridgestone Corp. (Automobile Components)	826,022
31,600	Canon, Inc. (Technology Hardware, Storage & Peripherals)	916,517
5,400	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	281,976
6,000	Dai-ichi Life Holdings, Inc. (Insurance)	45,616
12,300	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	284,967
3,300	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	359,431
109,200	Daiwa Securities Group, Inc. (Capital Markets)	775,541
2,800	Denso Corp. (Automobile Components)	37,787
1,200	Disco Corp. (Semiconductors & Semiconductor Equipment)	355,492
4,800	Eisai Co. Ltd. (Pharmaceuticals)	137,858
12,000	FANUC Corp. (Machinery)	325,767
1,000	Fast Retailing Co. Ltd. (Specialty Retail)	342,864
10,400	Fujikura Ltd. (Electrical Equipment)	547,096

2	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Shares	Description	Value

Common Stocks (continued)

Japan (continued)
700	Hikari Tsushin, Inc. (Industrial Conglomerates)	$206,686
29,200	Hitachi Ltd. (Industrial Conglomerates)	848,678
13,900	Honda Motor Co. Ltd. (Automobiles)	134,036
500	Hoya Corp. (Health Care Equipment & Supplies)	59,381
8,600	Inpex Corp. (Oil, Gas & Consumable Fuels)	120,720
16,300	ITOCHU Corp. (Trading Companies & Distributors)	853,549
14,600	Japan Post Insurance Co. Ltd. (Insurance)	330,548
14,000	Japan Tobacco, Inc. (Tobacco)	412,432
12,400	Kajima Corp. (Construction & Engineering)	323,413
1,700	Kao Corp. (Personal Products)	76,169
200	Keyence Corp. (Electronic Equipment, Instruments & Components)	79,966
22,500	Kirin Holdings Co. Ltd. (Beverages)	315,307
12,500	Komatsu Ltd. (Machinery)	412,419
500	Lasertec Corp. (Semiconductors & Semiconductor Equipment)	67,030
4,300	M3, Inc. (Health Care Technology)	59,068
37,000	Marubeni Corp. (Trading Companies & Distributors)	745,855
30,700	Mitsubishi Corp. (Trading Companies & Distributors)	613,444
1,900	Mitsubishi Electric Corp. (Electrical Equipment)	40,867
13,800	Mitsubishi HC Capital, Inc. (Financial Services)	101,606
32,700	Mitsubishi Heavy Industries Ltd. (Machinery)	818,297
92,400	Mitsubishi UFJ Financial Group, Inc. (Banks)	1,259,744
24,200	Mitsui & Co. Ltd. (Trading Companies & Distributors)	493,195
11,800	Mitsui OSK Lines Ltd. (Marine Transportation)	394,117
18,100	Mizuho Financial Group, Inc. (Banks)	502,455
9,000	MS&AD Insurance Group Holdings, Inc. (Insurance)	201,200
20,700	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	305,960
8,100	Nintendo Co. Ltd. (Entertainment)	777,841
1,000	Nippon Paint Holdings Co. Ltd. (Chemicals)	8,042
6,200	Nippon Yusen KK (Marine Transportation)	223,045
5,400	Nitto Denko Corp. (Chemicals)	104,282
5,200	Nomura Research Institute Ltd. (IT Services)	207,987
40,700	Obayashi Corp. (Construction & Engineering)	616,679

Shares	Description	Value

Common Stocks (continued)

Japan (continued)
3,200	Obic Co. Ltd. (IT Services)	$124,432
200	Olympus Corp. (Health Care Equipment & Supplies)	2,376
4,000	Otsuka Corp. (IT Services)	81,486
14,700	Panasonic Holdings Corp. (Household Durables)	157,280
11,200	Recruit Holdings Co. Ltd. (Professional Services)	658,634
5,100	Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)	63,094
14,800	Resona Holdings, Inc. (Banks)	136,690
3,500	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	45,999
36,500	Sekisui House Ltd. (Household Durables)	803,340
4,800	Seven & i Holdings Co. Ltd. (Consumer Staples Distribution & Retail)	77,258
3,600	SG Holdings Co. Ltd. (Air Freight & Logistics)	40,097
3,700	Shimadzu Corp. (Electronic Equipment, Instruments & Components)	91,475
16,400	Shin-Etsu Chemical Co. Ltd. (Chemicals)	541,560
800	Shiseido Co. Ltd. (Personal Products)	14,289
1,161,200	SoftBank Corp. (Wireless Telecommunication Services)	1,798,642
400	SoftBank Group Corp. (Wireless Telecommunication Services)	29,082
5,100	Sompo Holdings, Inc. (Insurance)	153,687
30,500	Sony Group Corp. (Household Durables)	793,009
11,800	Sumitomo Corp. (Trading Companies & Distributors)	304,519
5,000	Sumitomo Electric Industries Ltd. (Automobile Components)	107,217
32,900	Sumitomo Mitsui Financial Group, Inc. (Banks)	828,453
3,300	Sysmex Corp. (Health Care Equipment & Supplies)	57,444
41,200	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	1,271,967
15,000	TDK Corp. (Electronic Equipment, Instruments & Components)	175,088
13,000	Tokio Marine Holdings, Inc. (Insurance)	550,953
5,300	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	1,015,000
300	Tokyo Gas Co. Ltd. (Gas Utilities)	9,979
93,900	Toyota Motor Corp. (Automobiles)	1,617,238
900	Yaskawa Electric Corp. (Machinery)	20,352

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued) June 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks (continued)

Japan (continued)
22,500	ZOZO, Inc. (Specialty Retail)	$243,106

		30,292,838

Macau – 0.0%
8,000	Sands China Ltd. (Hotels, Restaurants & Leisure)	16,720

Netherlands – 3.6%
1	Akzo Nobel NV (Chemicals)	70
450	Argenx SE* (Biotechnology)	249,112
600	ASM International NV (Semiconductors & Semiconductor Equipment)	384,887
3,046	ASML Holding NV (Semiconductors
	& Semiconductor Equipment)	2,440,872
10,888	ASR Nederland NV (Insurance)	723,460
1,017	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	152,096
42	Heineken NV (Beverages)	3,664
53,861	Koninklijke KPN NV (Diversified Telecommunication Services)	262,744
7,345	Koninklijke Philips NV (Health Care Equipment & Supplies)	176,371
4,249	NN Group NV (Insurance)	282,725
6,895	Prosus NV (Broadline Retail)	386,854
5,766	Universal Music Group NV (Entertainment)	187,052

		5,249,907

New Zealand – 0.2%
8,510	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	186,920
36,465	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	131,140

		318,060

Norway – 0.9%
15,722	Aker BP ASA (Oil, Gas & Consumable Fuels)	401,766
58	Gjensidige Forsikring ASA (Insurance)	1,470
4,040	Kongsberg Gruppen ASA (Aerospace & Defense)	156,659
416	Salmar ASA (Food Products)	18,028
45,454	Telenor ASA (Diversified Telecommunication Services)	707,819

		1,285,742

Portugal – 0.3%
26,970	EDP SA (Electric Utilities)	117,165
7,432	Galp Energia SGPS SA (Oil, Gas & Consumable Fuels)	136,049

Shares	Description	Value

Common Stocks (continued)

Portugal (continued)
9,319	Jeronimo Martins SGPS SA (Consumer Staples Distribution & Retail)	$235,938

		489,152

Singapore – 1.6%
23,700	DBS Group Holdings Ltd. (Banks)	836,659
6,600	Keppel Ltd. (Industrial Conglomerates)	38,541
2,274	Sea Ltd. ADR* (Entertainment)	363,703
11,900	Singapore Exchange Ltd. (Capital Markets)	139,340
96,800	Singapore Technologies Engineering Ltd. (Aerospace & Defense)	593,547
121,600	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	366,598

		2,338,388

South Africa – 0.0%
878	Anglo American PLC (Metals & Mining)	25,882
102	Valterra Platinum Ltd.* (Metals & Mining)	4,480

		30,362

Spain – 3.0%
36,230	Aena SME SA(a) (Transportation Infrastructure)	967,116
1,047	Amadeus IT Group SA (Hotels, Restaurants & Leisure)	88,454
101,952	CaixaBank SA (Banks)	883,395
6,904	Endesa SA (Electric Utilities)	218,685
31,953	Iberdrola SA (Electric Utilities)	614,713
12,096	Industria de Diseno Textil SA (Specialty Retail)	631,009
9,652	Redeia Corp. SA (Electric Utilities)	206,531
10,540	Repsol SA (Oil, Gas & Consumable Fuels)	154,162
117,375	Telefonica SA (Diversified Telecommunication Services)	617,754

		4,381,819

Sweden – 2.4%
7,042	Atlas Copco AB Class A (Machinery)	113,841
40,761	Atlas Copco AB Class B (Machinery)	580,134
1,549	EQT AB (Capital Markets)	51,963
18,328	H & M Hennes & Mauritz AB Class B (Specialty Retail)	258,134
2,157	Investment AB Latour Class B (Industrial Conglomerates)	56,891
4,836	Securitas AB Class B (Commercial Services & Supplies)	72,406
35,604	Swedbank AB Class A (Banks)	943,019
30,260	Tele2 AB Class B (Wireless Telecommunication Services)	441,718

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Shares	Description	Value

Common Stocks (continued)

Sweden (continued)
37,960	Telefonaktiebolaget LM Ericsson Class B (Communications Equipment)	$324,381
177,809	Telia Co. AB (Diversified Telecommunication Services)	639,547

		3,482,034

Switzerland – 9.3%
9,644	ABB Ltd. (Electrical Equipment)	577,953
5,414	Cie Financiere Richemont SA Class A (Textiles, Apparel & Luxury Goods)	1,024,506
299	Geberit AG (Building Products)	235,476
10,445	Holcim AG (Construction Materials)	775,637
21,848	Nestle SA (Food Products)	2,172,267
15,605	Novartis AG (Pharmaceuticals)	1,894,090
468	Partners Group Holding AG (Capital Markets)	612,297
6,564	Roche Holding AG (Pharmaceuticals)	2,142,619
10,717	SGS SA (Professional Services)	1,088,157
5,513	SIG Group AG (Containers & Packaging)	101,974
766	Sonova Holding AG (Health Care Equipment & Supplies)	228,441
1,075	Straumann Holding AG (Health Care Equipment & Supplies)	140,706
3,980	Swiss Re AG (Insurance)	688,488
1,651	UBS Group AG (Capital Markets)	56,054
662	VAT Group AG(a) (Machinery)	280,511
2,007	Zurich Insurance Group AG (Insurance)	1,404,344

		13,423,520

United Arab Emirates – 0.3%
7,315	Experian PLC (Professional Services)	377,207

United Kingdom – 15.3%
1,429	Ashtead Group PLC (Trading Companies & Distributors)	91,636
17,478	AstraZeneca PLC ADR (Pharmaceuticals)	1,221,363
38,835	BAE Systems PLC (Aerospace & Defense)	1,007,879
11,966	Barratt Redrow PLC (Household Durables)	74,931
2,733	BP PLC ADR (Oil, Gas & Consumable Fuels)	81,799
15,806	British American Tobacco PLC (Tobacco)	751,517
4,415	Coca-Cola Europacific Partners PLC (Beverages)	409,359
7,932	Compass Group PLC (Hotels, Restaurants & Leisure)	268,672
13,945	Diageo PLC (Beverages)	351,638
74,513	Evraz PLC*(c) (Metals & Mining)	—
31,029	GSK PLC ADR (Pharmaceuticals)	1,191,514
88,128	HSBC Holdings PLC (Banks)	1,066,012

Shares	Description	Value

Common Stocks (continued)

United Kingdom (continued)
32,780	HSBC Holdings PLC ADR(d) (Banks)	$1,992,696
9,096	Imperial Brands PLC (Tobacco)	359,384
19,977	Kingfisher PLC (Specialty Retail)	79,780
379,782	M&G PLC (Financial Services)	1,342,421
46,586	National Grid PLC (Multi-Utilities)	683,820
182,492	Phoenix Group Holdings PLC (Insurance)	1,651,028
3,787	Reckitt Benckiser Group PLC (Household Products)	257,997
17,073	RELX PLC (Professional Services)	925,317
1,647	Rentokil Initial PLC ADR (Commercial Services & Supplies)	39,528
32,916	Rio Tinto PLC ADR (Metals & Mining)	1,919,990
6,703	Rolls-Royce Holdings PLC (Aerospace & Defense)	88,832
15,392	Segro PLC REIT (Industrial REITs)	144,087
68,526	Shell PLC (Oil, Gas & Consumable Fuels)	2,391,868
44,439	SSE PLC (Electric Utilities)	1,118,979
11,639	Unilever PLC ADR (Personal Products)	711,958
12,312	Unilever PLC (Personal Products)	751,492
94,560	Vodafone Group PLC ADR (Wireless Telecommunication Services)	1,008,010
8,707	WPP PLC (Media)	61,306

		22,044,813

United States* – 1.1%
10,445	Amrize Ltd. (Construction Materials)	521,032
2,939	Qiagen NV (Life Sciences Tools & Services)	141,600
1,155	Spotify Technology SA(b) (Entertainment)	886,278

		1,548,910

TOTAL COMMON STOCKS (Cost $98,911,972)		$143,541,445

Shares	Dividend Rate	Value

Preferred Stocks – 0.6%

Germany – 0.6%
Bayerische Motoren Werke AG (Automobiles)
9,829	6.167%	$816,258

Sartorius AG (Life Sciences Tools & Services)
423	0.342	107,737

TOTAL PREFERRED STOCKS (Cost $783,035)		$923,995

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued) June 30, 2025 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(e) –1.3%

Goldman Sachs Financial Square Government Fund — Institutional Shares
1,811,738	4.231%	$1,811,738
(Cost $ 1,811,738)

TOTAL INVESTMENTS – 101.5% (Cost $ 101,506,745)		$146,277,178

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.5)%		(2,189,703)

NET ASSETS – 100.0%		$144,087,475

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(d)	All or a portion of security is on loan.

(e)	Represents an affiliated issuer.

SECTOR ALLOCATION AS OF JUNE 30, 2025

Sector	% of Total Market Value

Financials	24.9%

Industrials	19.7

Health Care	10.4

Consumer Discretionary	8.6

Information Technology	7.6

Consumer Staples	6.9

Communication Services	6.1

Materials	5.9

Utilities	4.7

Energy	4.0

Real Estate	1.2

100.0%

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Euro Stoxx 50 Index	10	09/19/25	$627,494	$ 3,694
FTSE 100 Index	2	09/19/25	241,298	(1,637)
MSCI SING Index	1	07/30/25	32,344	921
SPI 200 Index	1	09/18/25	140,466	361
TOPIX Futures	2	09/11/25	396,583	9,537

TOTAL FUTURES CONTRACTS				$12,876

WRITTEN OPTIONS CONTRACTS — At June 30, 2025, the Fund had the following written options contracts:

EXCHANGE TRADED INDEX OPTIONS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
Euro Stoxx 50 Index	$5,300.00	09/19/2025	(528)	$(279,840,000)	$(1,031,206)	$ (972,729)	$ (58,477)
FTSE 100 Index	8,875.00	09/19/2025	(77)	(68,337,500)	(130,532)	(196,489)	65,957
Nikkei 225 Index	38,750.00	09/12/2025	(52)	(201,500,000)	(922,607)	(354,255)	(568,352)

Total written option contracts			(657)	(549,677,500)	$(2,084,345)	$(1,523,473)	$(560,872)

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:

ADR	—American Depositary Receipt

PLC	—Public Limited Company

REIT	—Real Estate Investment Trust

SpA	—Stand-by Purchase Agreement

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments June 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 101.1%

Aerospace & Defense – 2.5%
76,565	Boeing Co.*	$16,042,664
82,900	General Electric Co.	21,337,631
124,677	RTX Corp.	18,205,336
21,372	TransDigm Group, Inc.	32,499,118

		88,084,749

Air Freight & Logistics – 0.5%
185,969	United Parcel Service, Inc. Class B	18,771,711

Automobiles* – 1.7%
190,808	Tesla, Inc.	60,612,069

Banks – 3.8%
154,698	Citigroup, Inc.	13,167,894
145,364	Columbia Banking System, Inc.	3,398,610
6,300	Cullen/Frost Bankers, Inc.	809,802
7,300	First Hawaiian, Inc.	182,208
66,000	FNB Corp.	962,280
188,441	JPMorgan Chase & Co.(a)	54,630,930
1,092,000	KeyCorp	19,022,640
87,800	PNC Financial Services Group, Inc.	16,367,676
303,899	U.S. Bancorp	13,751,430
600	Webster Financial Corp.	32,760
144,600	Wells Fargo & Co.	11,585,352

		133,911,582

Beverages – 1.1%
342,149	Coca-Cola Co.	24,207,042
120,838	PepsiCo, Inc.	15,955,449

		40,162,491

Biotechnology – 1.8%
167,099	AbbVie, Inc.	31,016,917
46,838	Amgen, Inc.	13,077,638
166,400	Gilead Sciences, Inc.	18,448,768
3,600	Mirati Therapeutics, Inc.*(b)	2,520
727	Natera, Inc.*	122,819

		62,668,662

Broadline Retail* – 3.8%
595,868	Amazon.com, Inc.	130,727,481
718	MercadoLibre, Inc.	1,876,586

		132,604,067

Building Products – 0.0%
1,800	Advanced Drainage Systems, Inc.	206,748

Capital Markets – 3.4%
84,801	ARES Management Corp. Class A	14,687,533
16,000	Blackrock, Inc.	16,788,000
102,247	Blackstone, Inc.	15,294,106
83,600	Blue Owl Capital, Inc.	1,605,956
23,400	Carlyle Group, Inc.	1,202,760
4,700	Evercore, Inc. Class A	1,269,094
823,200	Franklin Resources, Inc.	19,633,320
296,700	Janus Henderson Group PLC	11,523,828
44,700	Jefferies Financial Group, Inc.	2,444,643

Shares	Description	Value

Common Stocks – (continued)

Capital Markets – (continued)
165,767	Morgan Stanley	$23,349,940

4,125	Robinhood Markets, Inc. Class A*	386,224
139,138	T. Rowe Price Group, Inc.	13,426,817

		121,612,221

Chemicals – 1.1%
700,800	Dow, Inc.	18,557,184
67,001	Huntsman Corp.	698,150
353,600	LyondellBasell Industries NV Class A	20,459,296

		39,714,630

Commercial Services & Supplies – 0.0%
600	MSA Safety, Inc.	100,518

Communications Equipment – 1.0%
489,365	Cisco Systems, Inc.	33,952,144

Construction & Engineering – 0.0%
12,625	Everus Construction Group, Inc.*	802,066
1,200	Valmont Industries, Inc.	391,884

		1,193,950

Consumer Finance – 0.7%
70,400	American Express Co.	22,456,192
5,600	OneMain Holdings, Inc.	319,200
17,600	SLM Corp.	577,104
18,700	SoFi Technologies, Inc.*	340,527

		23,693,023

Consumer Staples Distribution & Retail – 2.0%
29,045	Costco Wholesale Corp.	28,752,807
110,800	Target Corp.	10,930,420
312,939	Walmart, Inc.	30,599,176

		70,282,403

Containers & Packaging – 0.9%
1,557,800	Amcor PLC	14,316,182
341,996	International Paper Co.	16,015,673
44,400	Sonoco Products Co.	1,934,064

		32,265,919

Diversified Consumer Services – 0.0%
13,611	ADT, Inc.	115,285
24,800	H&R Block, Inc.	1,361,272

		1,476,557

Diversified REITs – 0.0%
7,100	WP Carey, Inc.	442,898

Diversified Telecommunication Services – 1.4%
709,692	AT&T, Inc.	20,538,487
671,335	Verizon Communications, Inc.(a)	29,048,665

		49,587,152

Electric Utilities – 1.8%
243,001	Duke Energy Corp.	28,674,118

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Shares	Description	Value

Common Stocks – (continued)

Electric Utilities – (continued)
193,000	OGE Energy Corp.	$8,565,340
270,244	Southern Co.	24,816,507

		62,055,965

Electrical Equipment – 0.9%
87,562	Eaton Corp. PLC	31,258,758

Electronic Equipment, Instruments & Components – 0.1%
69,300	Avnet, Inc.	3,678,444

Entertainment* – 1.3%
32,057	Netflix, Inc.	42,928,490
10,758	ROBLOX Corp. Class A	1,131,742
3,980	Roku, Inc.	349,802

		44,410,034

Financial Services – 3.8%
17,776	Affirm Holdings, Inc.*	1,229,033
75,508	Berkshire Hathaway, Inc. Class B*	36,679,521
7,247	Block, Inc.*	492,289
110,700	Corebridge Financial, Inc.	3,929,850
137,600	Equitable Holdings, Inc.	7,719,360
61,155	Mastercard, Inc. Class A	34,365,441
3,800	Shift4 Payments, Inc. Class A*	376,618
129,968	Visa, Inc. Class A	46,145,138
426,993	Western Union Co.	3,595,281

		134,532,531

Food Products – 0.6%
345,500	Conagra Brands, Inc.	7,072,385
78,000	Flowers Foods, Inc.	1,246,440
473,600	Kraft Heinz Co.	12,228,352

		20,547,177

Gas Utilities – 0.0%
50,500	MDU Resources Group, Inc.	841,835

Ground Transportation – 0.9%
100	Avis Budget Group, Inc.*	16,905
16,500	Ryder System, Inc.	2,623,500
180,985	Uber Technologies, Inc.*	16,885,900
53,012	Union Pacific Corp.	12,197,001

		31,723,306

Health Care Equipment & Supplies – 2.4%
168,592	Abbott Laboratories	22,930,198
30,087	Intuitive Surgical, Inc.*	16,349,576
323,253	Medtronic PLC	28,177,964
3,741	Penumbra, Inc.*	960,053
43,654	Stryker Corp.	17,270,832

		85,688,623

Health Care Providers & Services – 1.2%
232,000	CVS Health Corp.	16,003,360
82,905	UnitedHealth Group, Inc.	25,863,873

		41,867,233

Shares	Description	Value

Common Stocks – (continued)

Health Care REITs – 0.6%
6,800	Healthcare Realty Trust, Inc.	$107,848
5	Omega Healthcare Investors, Inc.	183
126,566	Welltower, Inc.	19,456,991

		19,565,022

Hotels, Restaurants & Leisure – 2.2%
32,250	Aramark	1,350,308
3,200	Booking Holdings, Inc.	18,525,568
60,000	Darden Restaurants, Inc.	13,078,200
18,300	DraftKings, Inc. Class A*	784,887
20,919	Hyatt Hotels Corp. Class A	2,921,338
700	Marriott Vacations Worldwide Corp.	50,617
81,400	McDonald’s Corp.	23,782,638
165,706	Starbucks Corp.	15,183,641
8,000	Travel & Leisure Co.	412,880
5,400	Vail Resorts, Inc.	848,502

		76,938,579

Household Durables – 0.0%
12,600	Somnigroup International, Inc.	857,430
200	TopBuild Corp.*	64,748

		922,178

Household Products – 1.3%
96,505	Kimberly-Clark Corp.	12,441,425
196,579	Procter & Gamble Co.	31,318,966
26,100	Reynolds Consumer Products, Inc.	559,062

		44,319,453

Industrial Conglomerates – 0.6%
85,000	Honeywell International, Inc.	19,794,800

Industrial REITs – 0.3%
9,200	First Industrial Realty Trust, Inc.	442,796
111,953	Prologis, Inc.	11,768,500
23	Rexford Industrial Realty, Inc.	818

		12,212,114

Insurance – 2.0%
10,300	American Financial Group, Inc.	1,299,963
255,900	Arch Capital Group Ltd.	23,299,695
8,800	Axis Capital Holdings Ltd.	913,616
32,300	CNA Financial Corp.	1,502,919
121,281	Fidelity National Financial, Inc.	6,799,013
42,600	First American Financial Corp.	2,615,214
3,300	Hanover Insurance Group, Inc.	560,571
381,341	Old Republic International Corp.	14,658,748
152,553	Prudential Financial, Inc.	16,390,294
13,400	Unum Group	1,082,184

		69,122,217

Interactive Media & Services – 7.2%
156,601	Alphabet, Inc. Class C	27,779,451
618,870	Alphabet, Inc. Class A	109,063,460

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued) June 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Interactive Media & Services – (continued)

160,394	Meta Platforms, Inc. Class A	$118,385,208

		255,228,119

IT Services – 1.5%
57,439	Accenture PLC Class A	17,167,943
13,500	Amdocs Ltd.	1,231,740
11,128	Cloudflare, Inc. Class A*	2,179,196
106,645	International Business Machines Corp.	31,436,813
1	Kyndryl Holdings, Inc.*	42
1	Okta, Inc.*	100

		52,015,834

Leisure Products – 0.0%
9,300	Brunswick Corp.	513,732

Life Sciences Tools & Services – 0.6%
15	10X Genomics, Inc. Class A*	173
4	Azenta, Inc.*	123
8,900	Bruker Corp.	366,680
97,768	Danaher Corp.	19,313,091
11,505	Repligen Corp.*	1,430,992

		21,111,059

Machinery – 1.2%
59,305	Caterpillar, Inc.	23,022,794
7,000	Flowserve Corp.	366,450
76,568	Illinois Tool Works, Inc.	18,931,438
1,600	Lincoln Electric Holdings, Inc.	331,712

		42,652,394

Media – 0.3%
320,600	Comcast Corp. Class A	11,442,214
3,500	Trade Desk, Inc. Class A*	251,965

		11,694,179

Metals & Mining – 0.2%
60,099	Southern Copper Corp.	6,080,216

Multi-Utilities – 0.6%
387,652	Dominion Energy, Inc.	21,910,091

Oil, Gas & Consumable Fuels – 3.3%
190,228	Chevron Corp.	27,238,748
5,200	DT Midstream, Inc.	571,532
454,654	Exxon Mobil Corp.	49,011,701
505,545	Kinder Morgan, Inc.	14,863,023
150,000	ONEOK, Inc.	12,244,500
217,400	Williams Cos., Inc.	13,654,894

		117,584,398

Personal Products – 0.3%
484,146	Kenvue, Inc.	10,133,176

Pharmaceuticals – 3.5%
293,585	Bristol-Myers Squibb Co.	13,590,050
53,262	Eli Lilly & Co.	41,519,327
207,614	Johnson & Johnson	31,713,038

Shares	Description	Value

Common Stocks – (continued)

Pharmaceuticals – (continued)
228,942	Merck & Co., Inc.	$18,123,049
808,034	Pfizer, Inc.	19,586,744

		124,532,208

Professional Services – 1.3%
59,091	Automatic Data Processing, Inc.	18,223,665
20,933	Booz Allen Hamilton Holding Corp.	2,179,753
31,800	ManpowerGroup, Inc.	1,284,720
167,200	Paychex, Inc.	24,320,912

		46,009,050

Residential REITs – 0.2%
179,282	American Homes 4 Rent Class A	6,466,702
1,193	Sun Communities, Inc.	150,902

		6,617,604

Retail REITs – 0.0%
14,300	Brixmor Property Group, Inc.	372,372
8,300	NNN REIT, Inc.	358,394

		730,766

Semiconductors & Semiconductor Equipment – 13.6%
85,131	Advanced Micro Devices, Inc.*	12,080,089
70,600	Analog Devices, Inc.	16,804,212
100,900	Applied Materials, Inc.	18,471,763
353,800	Broadcom, Inc.	97,524,970
200,392	Lam Research Corp.	19,506,157
1,759	Marvell Technology, Inc.	136,147
1,733,686	NVIDIA Corp.(a)	273,905,051
120,591	QUALCOMM, Inc.	19,205,323
120,021	Texas Instruments, Inc.	24,918,760

		482,552,472

Software – 11.5%
400	AppLovin Corp. Class A*	140,032
7,845	Atlassian Corp. Class A*	1,593,241
2,410	Bill Holdings, Inc.*	111,487
18,629	Confluent, Inc. Class A*	464,421
26,440	Crowdstrike Holdings, Inc. Class A*	13,466,156
7,415	Datadog, Inc. Class A*	996,057
4,320	Elastic NV*	364,306
4,929	HubSpot, Inc.*	2,743,629
29,220	Intuit, Inc.	23,014,549
538,575	Microsoft Corp.(a)	267,892,591
151,407	Oracle Corp.	33,102,112
176,545	Palantir Technologies, Inc. Class A*	24,066,614
81,622	Salesforce, Inc.	22,257,503
4,775	SentinelOne, Inc. Class A*	87,287
14,177	ServiceNow, Inc.*	14,575,090
33,962	Unity Software, Inc.*	821,880
6,989	Zscaler, Inc.*	2,194,127

		407,891,082

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Shares	Description	Value

Common Stocks – (continued)

Specialized REITs – 0.7%
50,100	American Tower Corp.	$11,073,102
17,100	CubeSmart	726,750
14,101	Equinix, Inc.	11,216,923
27,300	Gaming & Leisure Properties, Inc.	1,274,364
2	Rayonier, Inc.	44

		24,291,183

Specialty Retail – 2.1%
18,100	Dick’s Sporting Goods, Inc.	3,580,361
13,400	Gap, Inc.	292,254
97,997	Home Depot, Inc.	35,929,620
58,291	Lowe’s Cos., Inc.	12,933,024
9,000	Penske Automotive Group, Inc.	1,546,290
114,800	TJX Cos., Inc.	14,176,652
1,400	Wayfair, Inc. Class A*	71,596
30,800	Williams-Sonoma, Inc.	5,031,796

		73,561,593

Technology Hardware, Storage & Peripherals – 6.2%
1,067,366	Apple, Inc.	218,991,482

Textiles, Apparel & Luxury Goods – 0.0%
6,999	Carter’s, Inc.	210,880

Tobacco – 0.8%
266,392	Altria Group, Inc.	15,618,563
76,000	Philip Morris International, Inc.	13,841,880

		29,460,443

Trading Companies & Distributors – 0.3%
78,500	MSC Industrial Direct Co., Inc. Class A	6,674,070
10,499	Watsco, Inc.	4,636,568

		11,310,638

TOTAL COMMON STOCKS (Cost $2,257,738,393)		$3,575,904,362

Shares	Dividend Rate	Value

Investment Company(c) –1.4%

Goldman Sachs Financial Square Government Fund — Institutional Shares
50,499,450	4.231%	$50,499,450

(Cost $50,499,450)

TOTAL INVESTMENTS – 102.5% (Cost $ 2,308,237,843)		$3,626,403,812

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.5)%		(87,948,167)

NET ASSETS – 100.0%		$3,538,455,645

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(c)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	54	09/19/25	$16,885,125	$582,150

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued) June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

WRITTEN OPTIONS CONTRACTS — At June 30, 2025, the Fund had the following written options:

EXCHANGE TRADED INDEX OPTIONS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
S&P 500 Index	$5,680.00	07/31/2025	(623)	$(353,864,000)	$(34,492,396)	$(11,711,154)	$(22,781,242)
S&P 500 Index	6,020.00	08/29/2025	(744)	(447,888,000)	(22,297,680)	(11,716,512)	(10,581,168)
S&P 500 Index	6,310.00	09/30/2025	(746)	(470,726,000)	(10,831,920)	(10,974,704)	142,784

Total written option contracts			(2,113)	(1,272,478,000)	$(67,621,996)	$(34,402,370)	$(33,219,626)

Investment Abbreviations:

PLC	—Public Limited Company

REIT	—Real Estate Investment Trust

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Statements of Assets and Liabilities June 30, 2025 (Unaudited)

	International Equity Dividend and Premium Fund	U.S. Equity Dividend and Premium Fund

Assets:

Investments in unaffiliated issuers, at value (cost $99,695,007 and $2,257,738,393, respectively)(a)	$144,465,440	$3,575,904,362
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	1,811,738	—
Investments in affiliated issuers, at value (cost $0 and $50,499,450, respectively)	—	50,499,450
Cash	—	4,385,706
Foreign currencies, at value (cost $2,890,017 and $0, respectively)	2,969,805	—
Variation margin on futures contracts	272	81,026
Receivables:
Foreign tax reclaims	1,396,772	—
Dividends	249,717	2,221,418
Reimbursement from investment adviser	17,261	20,725
Fund shares sold	350	1,503,963
Investments sold	—	10,974,704
Other assets	36,440	96,539

Total assets	150,947,795	3,645,687,893

Liabilities:

Written option contracts, at value (premium received $1,523,473 and $34,402,370, respectively)	2,084,345	67,621,996
Due to custodian (overdraft)	314,767	—
Payables:
Fund shares redeemed	2,288,105	3,434,243
Payable upon return of securities loaned	1,811,738	—
Management fees	48,010	911,533
Distribution and Service fees and Transfer Agency fees	2,047	119,739
Investments purchased	—	205,249
Income distributions	—	41
Due to broker	—	34,448,520
Accrued expenses	311,308	490,927

Total liabilities	6,860,320	107,232,248

Net Assets:

Paid-in capital	178,853,525	2,195,080,865
Total distributable earnings (loss)	(34,766,050)	1,343,374,780

NET ASSETS	$144,087,475	$3,538,455,645
Net Assets:
Class A	$ 1,141,697	$ 225,544,271
Class C	153,427	57,219,604
Institutional	3,384,541	1,577,284,074
Investor	1,944,590	472,628,633
Class R6	70,213,539	400,365,392
Class P	67,249,681	805,413,671
Total Net Assets	$144,087,475	$3,538,455,645
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	139,632	12,798,491
Class C	19,564	3,259,613
Institutional	423,955	89,852,827
Investor	244,463	26,900,073
Class R6	8,794,023	22,821,505
Class P	8,411,466	45,892,358
Net asset value, offering and redemption price per share:(b)
Class A	8.18	17.62
Class C	7.84	17.55
Institutional	7.98	17.55
Investor	7.95	17.57
Class R6	7.98	17.54
Class P	8.00	17.55

(a)	Includes loaned securities having a market value of $1,775,068 and $0, respectively.
(b)

Maximum public offering price per share for Class A Shares of the International Equity Dividend and Premium and U.S. Equity Dividend and Premium Funds is $8.66 and $18.65, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Statements of Operations For the Six Months Ended June 30, 2025 (Unaudited)

	International Equity Dividend and Premium Fund	U.S. Equity Dividend and Premium Fund

Investment Income:

Dividends — unaffiliated issuers (net of tax withholding of $313,083 and $0, respectively)	$ 3,595,835	$ 33,535,511

Dividends — affiliated issuers	16,153	894,210

Securities lending income, net of rebates received or paid to borrowers	5,684	5

Non-cash dividends — unaffiliated issuers	3,911	—

Interest	167	—

Other Income	416,819	—

Total investment income	4,038,569	34,429,726

Expenses:

Management fees	593,567	11,729,645

Custody, accounting and administrative services	83,676	114,901

Professional fees	71,452	50,052

Registration fees	44,156	73,141

Printing and mailing costs	29,592	99,752

Transfer Agency fees(a)	23,951	1,030,233

Trustee fees	13,369	16,905

Distribution and Service (12b-1) fees(a)	1,860	489,581

Service fees — Class C	166	75,008

Other	6,648	37,956

Total expenses	868,437	13,717,174

Less — expense reductions	(218,155)	(1,322,195)

Net expenses	650,282	12,394,979

NET INVESTMENT INCOME	3,388,287	22,034,747

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	3,654,508	54,752,821

Futures contracts	403,512	(5,938,441)

Written options	(1,620,426)	12,099,989

Foreign currency transactions	128,118	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	21,485,026	82,577,331

Futures contracts	17,260	1,118,306

Written options	(608,261)	(40,576,188)

Foreign currency translation	251,300	—

Net realized and unrealized gain	23,711,037	104,033,818

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27,099,324	$126,068,565

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees		Transfer Agency Fees
Fund	Class A	Class C	Class A	Class C	Institutional	Investor	Class R6	Class P
International Equity Dividend and Premium Fund	$ 1,363	$ 497	$ 817	$ 99	$ 654	$ 1,338	$11,617	$ 9,426
U.S. Equity Dividend and Premium Fund	264,558	225,023	158,735	45,005	303,653	349,642	56,660	116,538

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Statements of Changes in Net Assets

	International Equity Dividend and Premium Fund		U.S. Equity Dividend and Premium Fund

	For the Six Months Ended June 30, 2025 (Unaudited)	For the Fiscal Year Ended December 31, 2024	For the Six Months Ended June 30, 2025 (Unaudited)	For the Fiscal Year Ended December 31, 2024

From operations:

Net investment income	$ 3,388,287	$ 4,799,176	$ 22,034,747	$ 42,482,122

Net realized gain	2,565,712	1,106,782	60,914,369	197,994,926

Net change in unrealized gain (loss)	21,145,325	(9,015,100)	43,119,449	430,148,564

Net increase (decrease) in net assets resulting from operations	27,099,324	(3,109,142)	126,068,565	670,625,612

Distributions to shareholders:

From distributable earnings:

Class A Shares	(23,071)	(38,796)	(1,067,494)	(13,622,078)

Class C Shares	(2,789)	(2,051)	(70,891)	(3,897,326)

Institutional Shares	(76,271)	(118,880)	(9,914,590)	(105,625,913)

Investor Shares	(43,255)	(41,646)	(2,850,181)	(33,396,039)

Class R6 Shares	(1,739,059)	(2,528,224)	(2,489,862)	(26,735,064)

Class P Shares	(1,496,312)	(2,052,023)	(5,081,443)	(54,682,135)

Total distributions to shareholders	(3,380,757)	(4,781,620)	(21,474,461)	(237,958,555)

From share transactions:

Proceeds from sales of shares	1,579,463	18,378,769	294,309,008	545,220,523

Reinvestment of distributions	3,349,946	4,732,139	19,896,360	221,102,316

Cost of shares redeemed	(34,914,435)	(18,103,534)	(413,466,796)	(769,374,949)

Net increase (decrease) in net assets resulting from share transactions	(29,985,026)	5,007,374	(99,261,428)	(3,052,110)

TOTAL INCREASE (DECREASE)	(6,266,459)	(2,883,388)	5,332,676	429,614,947

Net assets:

Beginning of period	150,353,934	153,237,322	3,533,122,969	3,103,508,022

End of period	$144,087,475	$150,353,934	$3,538,455,645	$3,533,122,969

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Period

	International Equity Dividend and Premium Fund

	Class A Shares

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$6.95		$7.33	$6.55	$7.59	$7.16	$7.28

Net investment income(a)	0.16	(b)	0.20	0.24 (c)	0.24	0.21	0.15

Net realized and unrealized gain (loss)	1.24		(0.38)	0.77	(1.02)	0.42	(0.11)

Total from investment operations	1.40		(0.18)	1.01	(0.78)	0.63	0.04

Distributions to shareholders from net investment income	(0.17)		(0.20)	(0.23)	(0.23)	(0.20)	(0.16)

Distributions to shareholders from return of capital	—		—	—	(0.03)	—	— (d)

Total distributions	(0.17)		(0.20)	(0.23)	(0.26)	(0.20)	(0.16)

Net asset value, end of period	$8.18		$6.95	$7.33	$6.55	$7.59	$7.16

Total return(e)	20.17%		(2.53)%	15.91%	(10.29)%	8.94%	0.93%

Net assets, end of period (in 000s)	$1,142		$1,205	$1,667	$1,576	$2,170	$2,050

Ratio of net expenses to average net assets	1.19	%(f)	1.20%	1.21%	1.23%	1.23%	1.27%

Ratio of total expenses to average net assets	1.55	%(f)	1.51%	1.43%	1.58%	1.39%	1.48%

Ratio of net investment income to average net assets	4.24	%(b)(f)	2.75%	3.45%	3.63%	2.85%	2.39%

Portfolio turnover rate(g)	16%		12%	18%	26%	17%	34%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.28% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.09% of average net assets.
(d)	Amount is less than $0.005 per share.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	International Equity Dividend and Premium Fund

	Class C Shares

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$6.68		$7.04	$6.30	$7.32	$6.90	$7.02

Net investment income(a)	0.14	(b)	0.14	0.19 (c)	0.18	0.14	0.10

Net realized and unrealized gain (loss)	1.16		(0.36)	0.73	(0.98)	0.42	(0.11)

Total from investment operations	1.30		(0.22)	0.92	(0.80)	0.56	(0.01)

Distributions to shareholders from net investment income	(0.14)		(0.14)	(0.18)	(0.20)	(0.14)	(0.11)

Distributions to shareholders from return of capital	—		—	—	(0.02)	—	— (d)

Total distributions	(0.14)		(0.14)	(0.18)	(0.22)	(0.14)	(0.11)

Net asset value, end of period	$7.84		$6.68	$7.04	$6.30	$7.32	$6.90

Total return(e)	19.58%		(3.24)%	14.99%	(10.99)%	8.22%	0.18%

Net assets, end of period (in 000s)	$153		$106	$180	$206	$362	$621

Ratio of net expenses to average net assets	1.94	%(f)	1.94%	1.96%	1.98%	1.98%	2.02%

Ratio of total expenses to average net assets	2.30	%(f)	2.26%	2.18%	2.33%	2.16%	2.23%

Ratio of net investment income to average net assets	3.79	%(b)(f)	1.99%	2.85%	2.77%	1.91%	1.63%

Portfolio turnover rate(g)	16%		12%	18%	26%	17%	34%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.28% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.09% of average net assets.
(d)	Amount is less than $0.005 per share.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	International Equity Dividend and Premium Fund

	Institutional Shares

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$6.79		$7.16	$6.41	$7.43	$7.01	$7.14

Net investment income(a)	0.17	(b)	0.23	0.25 (c)	0.25	0.24	0.16

Net realized and unrealized gain (loss)	1.20		(0.38)	0.75	(1.00)	0.41	(0.10)

Total from investment operations	1.37		(0.15)	1.00	(0.75)	0.65	0.06

Distributions to shareholders from net investment income	(0.18)		(0.22)	(0.25)	(0.24)	(0.23)	(0.19)

Distributions to shareholders from return of capital	—		—	—	(0.03)	—	— (d)

Total distributions	(0.18)		(0.22)	(0.25)	(0.27)	(0.23)	(0.19)

Net asset value, end of period	$7.98		$6.79	$7.16	$6.41	$7.43	$7.01

Total return(e)	20.22%		(2.15)%	16.15%	(9.99)%	9.38%	1.18%

Net assets, end of period (in 000s)	$3,385		$2,831	$4,248	$3,391	$4,417	$4,897

Ratio of net expenses to average net assets	0.89	%(f)	0.90%	0.89%	0.89%	0.89%	0.92%

Ratio of total expenses to average net assets	1.19	%(f)	1.15%	1.06%	1.21%	1.04%	1.10%

Ratio of net investment income to average net assets	4.73	%(b)(f)	3.20%	3.71%	3.90%	3.19%	2.51%

Portfolio turnover rate(g)	16%		12%	18%	26%	17%	34%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.28% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.09% of average net assets.
(d)	Amount is less than $0.005 per share.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	International Equity Dividend and Premium Fund

	Investor Shares

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$6.76		$7.14	$6.39	$7.41	$7.00	$7.12

Net investment income(a)	0.17	(b)	0.22	0.26 (c)	0.25	0.23	0.15

Net realized and unrealized gain (loss)	1.20		(0.38)	0.74	(1.00)	0.40	(0.09)

Total from investment operations	1.37		(0.16)	1.00	(0.75)	0.63	0.06

Distributions to shareholders from net investment income	(0.18)		(0.22)	(0.25)	(0.24)	(0.22)	(0.18)

Distributions to shareholders from return of capital	—		—	—	(0.03)	—	— (d)

Total distributions	(0.18)		(0.22)	(0.25)	(0.27)	(0.22)	(0.18)

Net asset value, end of period	$7.95		$6.76	$7.14	$6.39	$7.41	$7.00

Total return(e)	20.29%		(2.35)%	16.13%	(10.09)%	9.15%	1.20%

Net assets, end of period (in 000s)	$1,945		$1,279	$1,296	$1,362	$5,313	$4,288

Ratio of net expenses to average net assets	0.94	%(f)	0.95%	0.96%	0.98%	0.98%	1.03%

Ratio of total expenses to average net assets	1.30	%(f)	1.27%	1.18%	1.33%	1.14%	1.23%

Ratio of net investment income to average net assets	4.76	%(b)(f)	3.06%	3.82%	3.81%	3.09%	2.39%

Portfolio turnover rate(g)	16%		12%	18%	26%	17%	34%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.28% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.09% of average net assets.
(d)	Amount is less than $0.005 per share.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	International Equity Dividend and Premium Fund

	Class R6 Shares

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$6.79		$7.16	$6.41	$7.43	$7.01	$7.13

Net investment income(a)	0.17	(b)	0.22	0.25 (c)	0.25	0.23	0.17

Net realized and unrealized gain (loss)	1.20		(0.37)	0.76	(1.00)	0.42	(0.10)

Total from investment operations	1.37		(0.15)	1.01	(0.75)	0.65	0.07

Distributions to shareholders from net investment income	(0.18)		(0.22)	(0.26)	(0.24)	(0.23)	(0.19)

Distributions to shareholders from return of capital	—		—	—	(0.03)	—	— (d)

Total distributions	(0.18)		(0.22)	(0.26)	(0.27)	(0.23)	(0.19)

Net asset value, end of period	$7.98		$6.79	$7.16	$6.41	$7.43	$7.01

Total return(e)	20.23%		(2.14)%	16.17%	(9.99)%	9.38%	1.34%

Net assets, end of period (in 000s)	$70,214		$83,857	$76,462	$68,864	$91,208	$102,041

Ratio of net expenses to average net assets	0.88	%(f)	0.89%	0.88%	0.88%	0.88%	0.90%

Ratio of total expenses to average net assets	1.18	%(f)	1.15%	1.05%	1.20%	1.02%	1.10%

Ratio of net investment income to average net assets	4.59	%(b)(f)	3.11%	3.77%	3.90%	3.14%	2.70%

Portfolio turnover rate(g)	16%		12%	18%	26%	17%	34%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.28% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.09% of average net assets.
(d)	Amount is less than $0.005 per share.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	International Equity Dividend and Premium Fund

	Class P Shares

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$6.80		$7.17	$6.42	$7.44	$7.02	$7.14

Net investment income(a)	0.17	(b)	0.22	0.26 (c)	0.25	0.23	0.17

Net realized and unrealized gain (loss)	1.21		(0.37)	0.75	(1.00)	0.42	(0.10)

Total from investment operations	1.38		(0.15)	1.01	(0.75)	0.65	0.07

Distributions to shareholders from net investment income	(0.18)		(0.22)	(0.26)	(0.24)	(0.23)	(0.19)

Distributions to shareholders from return of capital	—		—	—	(0.03)	—	— (d)

Total distributions	(0.18)		(0.22)	(0.26)	(0.27)	(0.23)	(0.19)

Net asset value, end of period	$8.00		$6.80	$7.17	$6.42	$7.44	$7.02

Total return(e)	20.35%		(2.14)%	16.14%	(9.97)%	9.37%	1.33%

Net assets, end of period (in 000s)	$67,250		$61,076	$69,385	$65,048	$81,611	$86,949

Ratio of net expenses to average net assets	0.88	%(f)	0.89%	0.88%	0.88%	0.88%	0.90%

Ratio of total expenses to average net assets	1.18	%(f)	1.14%	1.05%	1.20%	1.02%	1.10%

Ratio of net investment income to average net assets	4.66	%(b)(f)	3.11%	3.77%	3.88%	3.17%	2.67%

Portfolio turnover rate(g)	16%		12%	18%	26%	17%	34%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.28% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.09% of average net assets.
(d)	Amount is less than $0.005 per share.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Period

	U.S. Equity Dividend and Premium Fund

	Class A Shares

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$17.07		$14.94	$13.12	$16.43	$14.20	$13.38

Net investment income(a)	0.08		0.16	0.18	0.17	0.15	0.18

Net realized and unrealized gain (loss)	0.55		3.11	2.56	(2.59)	3.01	1.61

Total from investment operations	0.63		3.27	2.74	(2.42)	3.16	1.79

Distributions to shareholders from net investment income	(0.08)		(0.16)	(0.19)	(0.17)	(0.15)	(0.19)

Distributions to shareholders from net realized gains	—		(0.98)	(0.73)	(0.72)	(0.78)	(0.78)

Distributions to shareholders from return of capital	—		—	— (b)	—	—	— (b)

Total distributions	(0.08)		(1.14)	(0.92)	(0.89)	(0.93)	(0.97)

Net asset value, end of period	$17.62		$17.07	$14.94	$13.12	$16.43	$14.20

Total return(c)	3.74%		21.88%	21.04%	(14.84)%	22.42%	13.62%

Net assets, end of period (in 000s)	$225,544		$217,300	$176,352	$151,973	$183,895	$135,937

Ratio of net expenses to average net assets	1.00	%(d)	1.00%	1.02%	1.05%	1.06%	1.09%

Ratio of total expenses to average net assets	1.11	%(d)	1.11%	1.12%	1.14%	1.13%	1.15%

Ratio of net investment income to average net assets	1.02	%(d)	0.99%	1.24%	1.18%	0.97%	1.41%

Portfolio turnover rate(e)	10%		23%	30%	38%	19%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	U.S. Equity Dividend and Premium Fund

	Class C Shares

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$17.00		$14.88	$13.07	$16.36	$14.14	$13.33

Net investment income(a)	0.02		0.04	0.07	0.06	0.04	0.08

Net realized and unrealized gain (loss)	0.55		3.09	2.55	(2.57)	2.99	1.60

Total from investment operations	0.57		3.13	2.62	(2.51)	3.03	1.68

Distributions to shareholders from net investment income	(0.02)		(0.03)	(0.08)	(0.06)	(0.03)	(0.09)

Distributions to shareholders from net realized gains	—		(0.98)	(0.73)	(0.72)	(0.78)	(0.78)

Distributions to shareholders from return of capital	—		—	— (b)	—	—	— (b)

Total distributions	(0.02)		(1.01)	(0.81)	(0.78)	(0.81)	(0.87)

Net asset value, end of period	$17.55		$17.00	$14.88	$13.07	$16.36	$14.14

Total return(c)	3.36%		20.96%	20.12%	(15.48)%	21.48%	12.83%

Net assets, end of period (in 000s)	$57,220		$63,336	$70,396	$72,831	$109,023	$118,819

Ratio of net expenses to average net assets	1.75	%(d)	1.75%	1.77%	1.80%	1.81%	1.84%

Ratio of total expenses to average net assets	1.86	%(d)	1.86%	1.87%	1.89%	1.88%	1.90%

Ratio of net investment income to average net assets	0.28	%(d)	0.25%	0.50%	0.42%	0.23%	0.64%

Portfolio turnover rate(e)	10%		23%	30%	38%	19%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	U.S. Equity Dividend and Premium Fund

	Institutional Shares

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$17.00		$14.88	$13.08	$16.37	$14.16	$13.35

Net investment income(a)	0.11		0.22	0.23	0.22	0.21	0.23

Net realized and unrealized gain (loss)	0.55		3.10	2.53	(2.57)	2.99	1.60

Total from investment operations	0.66		3.32	2.76	(2.35)	3.20	1.83

Distributions to shareholders from net investment income	(0.11)		(0.22)	(0.23)	(0.22)	(0.21)	(0.24)

Distributions to shareholders from net realized gains	—		(0.98)	(0.73)	(0.72)	(0.78)	(0.78)

Distributions to shareholders from return of capital	—		—	— (b)	—	—	— (b)

Total distributions	(0.11)		(1.20)	(0.96)	(0.94)	(0.99)	(1.02)

Net asset value, end of period	$17.55		$17.00	$14.88	$13.08	$16.37	$14.16

Total return(c)	3.90%		22.28%	21.34%	(14.53)%	22.82%	14.12%

Net assets, end of period (in 000s)	$1,577,284		$1,569,561	$1,325,844	$1,122,307	$1,329,450	$1,252,383

Ratio of net expenses to average net assets	0.68	%(d)	0.68%	0.69%	0.71%	0.71%	0.72%

Ratio of total expenses to average net assets	0.75	%(d)	0.75%	0.76%	0.77%	0.76%	0.78%

Ratio of net investment income to average net assets	1.34	%(d)	1.31%	1.57%	1.52%	1.33%	1.73%

Portfolio turnover rate(e)	10%		23%	30%	38%	19%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	U.S. Equity Dividend and Premium Fund

	Investor Shares

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$17.01		$14.89	$13.09	$16.38	$14.17	$13.36

Net investment income(a)	0.11		0.20	0.21	0.21	0.19	0.21

Net realized and unrealized gain (loss)	0.55		3.11	2.54	(2.57)	2.99	1.60

Total from investment operations	0.66		3.31	2.75	(2.36)	3.18	1.81

Distributions to shareholders from net investment income	(0.10)		(0.21)	(0.22)	(0.21)	(0.19)	(0.22)

Distributions to shareholders from net realized gains	—		(0.98)	(0.73)	(0.72)	(0.78)	(0.78)

Distributions to shareholders from return of capital	—		—	— (b)	—	—	— (b)

Total distributions	(0.10)		(1.19)	(0.95)	(0.93)	(0.97)	(1.00)

Net asset value, end of period	$17.57		$17.01	$14.89	$13.09	$16.38	$14.17

Total return(c)	3.93%		22.18%	21.23%	(14.60)%	22.78%	13.90%

Net assets, end of period (in 000s)	$472,629		$495,902	$479,421	$409,319	$473,054	$402,711

Ratio of net expenses to average net assets	0.75	%(d)	0.75%	0.77%	0.80%	0.81%	0.83%

Ratio of total expenses to average net assets	0.86	%(d)	0.86%	0.87%	0.89%	0.88%	0.90%

Ratio of net investment income to average net assets	1.27	%(d)	1.24%	1.49%	1.44%	1.23%	1.64%

Portfolio turnover rate(e)	10%		23%	30%	38%	19%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	U.S. Equity Dividend and Premium Fund

	Class R6 Shares

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$16.99		$14.87	$13.07	$16.36	$14.15	$13.34

Net investment income(a)	0.11		0.22	0.23	0.22	0.21	0.23

Net realized and unrealized gain (loss)	0.55		3.10	2.54	(2.57)	2.99	1.60

Total from investment operations	0.66		3.32	2.77	(2.35)	3.20	1.83

Distributions to shareholders from net investment income	(0.11)		(0.22)	(0.24)	(0.22)	(0.21)	(0.24)

Distributions to shareholders from net realized gains	—		(0.98)	(0.73)	(0.72)	(0.78)	(0.78)

Distributions to shareholders from return of capital	—		—	— (b)	—	—	— (b)

Total distributions	(0.11)		(1.20)	(0.97)	(0.94)	(0.99)	(1.02)

Net asset value, end of period	$17.54		$16.99	$14.87	$13.07	$16.36	$14.15

Total return(c)	3.91%		22.31%	21.36%	(14.53)%	22.85%	14.13%

Net assets, end of period (in 000s)	$400,365		$379,238	$331,528	$304,083	$336,827	$208,584

Ratio of net expenses to average net assets	0.67	%(d)	0.67%	0.68%	0.70%	0.70%	0.72%

Ratio of total expenses to average net assets	0.74	%(d)	0.74%	0.75%	0.76%	0.75%	0.77%

Ratio of net investment income to average net assets	1.35	%(d)	1.32%	1.58%	1.54%	1.33%	1.77%

Portfolio turnover rate(e)	10%		23%	30%	38%	19%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	U.S. Equity Dividend and Premium Fund

	Class P Shares

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$17.00		$14.88	$13.07	$16.37	$14.15	$13.34

Net investment income(a)	0.11		0.22	0.23	0.22	0.21	0.23

Net realized and unrealized gain (loss)	0.55		3.10	2.55	(2.58)	3.00	1.60

Total from investment operations	0.66		3.32	2.78	(2.36)	3.21	1.83

Distributions to shareholders from net investment income	(0.11)		(0.22)	(0.24)	(0.22)	(0.21)	(0.24)

Distributions to shareholders from net realized gains	—		(0.98)	(0.73)	(0.72)	(0.78)	(0.78)

Distributions to shareholders from return of capital	—		—	— (b)	—	—	— (b)

Total distributions	(0.11)		(1.20)	(0.97)	(0.94)	(0.99)	(1.02)

Net asset value, end of period	$17.55		$17.00	$14.88	$13.07	$16.37	$14.15

Total return(c)	3.97%		22.22%	21.44%	(14.59)%	22.93%	14.05%

Net assets, end of period (in 000s)	$805,414		$807,786	$719,967	$605,229	$703,803	$593,220

Ratio of net expenses to average net assets	0.67	%(d)	0.67%	0.68%	0.70%	0.70%	0.72%

Ratio of total expenses to average net assets	0.74	%(d)	0.74%	0.75%	0.76%	0.75%	0.77%

Ratio of net investment income to average net assets	1.35	%(d)	1.32%	1.58%	1.53%	1.34%	1.76%

Portfolio turnover rate(e)	10%		23%	30%	38%	19%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Notes to Financial Statements June 30, 2025 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified

Goldman Sachs International Equity Dividend and Premium Fund and Goldman Sachs U.S. Equity Dividend and Premium Fund	A, C, Institutional, Investor, R6 and P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Investor, Class R6 and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service fees.

28

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid

International Equity Dividend and Premium Fund, U.S. Equity Dividend and Premium Fund	Quarterly	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F.  Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

29

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1

30

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

ii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2025:

INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$4,480	$25,882	$—

Asia	622,143	35,573,665	—

Australia and Oceania	131,140	11,222,377	—

Europe	9,487,851	84,924,997	—

North America	1,407,310	141,600	—

Securities Lending Reinvestment Vehicle	1,811,738	—	—

Preferred Stocks	—	923,995	—

Total	$13,464,662	$132,812,516	$—

31

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets(b)

Futures Contracts	$14,513	$—	$—

Liabilities

Futures Contracts(b)	$(1,637)	$—	$—

Written Option Contracts	(2,084,345)	—	—

Total	$(2,085,982)	$—	$—

U.S. EQUITY DIVIDEND AND PREMIUM FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$17,167,943	$—	$—

North America	3,556,857,313	—	2,520

South America	1,876,586	—	—

Investment Company	50,499,450	—	—

Total	$3,626,401,292	$—	$2,520

Derivative Type

Assets

Futures Contracts(b)	$582,150	$—	$—

Liabilities

Written Option Contracts	$(67,621,996)	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of June 30, 2025. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

International Equity Dividend and Premium Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Equity	Variation margin on futures contracts	$14,513	(a)	Variation margin on futures contracts; Written options, at value	$ (2,085,982)(a)

32

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

4. INVESTMENTS IN DERIVATIVES (continued)

U.S. Equity Dividend and Premium Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Equity	Variation margin on futures contracts	$582,150	(a)	Written options, at value	$(67,621,996)

(a)

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended June 30, 2025. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

International Equity Dividend and Premium Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts and written options/Net change in unrealized gain (loss) on futures contracts and written options	$(1,216,914)	$(591,001)

U.S. Equity Dividend and Premium Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts and written options/Net change in unrealized gain (loss) on futures contracts and written options	$ 6,161,548	$(39,457,882)

For the six months ended June 30, 2025, the relevant values for each derivative type were as follows:

	Average Number of Contracts or Shares/Units(a)

Fund	Futures Contracts	Written Options

International Equity Dividend and Premium Fund	41	8,348

U.S. Equity Dividend and Premium Fund	74	196,650

(a)

Amounts disclosed represent average number of contracts for futures contracts, or shares/units outstanding for written options, based on absolute values, which is indicative of volume for this derivative type, for the months that each Fund held such derivatives during the six months ended June 30, 2025.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

33

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended June 30, 2025, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate

Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^

International Equity Dividend and Premium Fund	0.81%	0.73%	0.69%	0.68%	0.67%	0.81%	0.81%

U.S. Equity Dividend and Premium Fund	0.75	0.68	0.65	0.64	0.63	0.69	0.64*

^	The Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.
*

GSAM has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.64% as an annual percentage of the Fund’s average daily net assets. This arrangement will remain in effect through at least April 30, 2026, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Trustees.

The International Equity Dividend and Premium Fund and U.S. Equity Dividend and Premium Fund invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund. For the six months ended June 30, 2025, GSAM waived $599 and $33,980 of the management fee for the International Equity Dividend and Premium Fund and U.S. Equity Dividend and Premium Fund, respectively.

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A Shares of each applicable Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A Shares of the Funds, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates

	Class A	Class C

Distribution and/or Service Plan	0.25%	0.75%

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended June 30, 2025, Goldman Sachs did not retain any of the Class C Shares’ CDSC. During the six months ended June 30, 2025, Goldman Sachs retained the following amounts:

Front End Sales Charge

Fund	Class A

U.S. Equity Dividend and Premium Fund	$9,787

34

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

D.  Service Plan — The Trust, on behalf of each applicable Fund, has adopted a Service Plan to allow Class C Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C Shares of the Funds.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C and Investor Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional Shares.

Goldman Sachs has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.06% and 0.04% as an annual percentage rate of the average daily net assets attributable to Class A, Class C and Investor Shares of the International Equity Dividend and Premium and U.S. Equity Dividend and Premium Funds, respectively. These arrangements will remain in effect through at least April 30, 2026, and prior to such date, Goldman Sachs may not terminate the arrangements without the approval of the Board of Trustees.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the International Equity Dividend and Premium and U.S. Equity Dividend and Premium Funds are 0.044% and 0.004%, respectively. These Other Expense limitations will remain in place through at least April 30, 2026, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

Goldman Sachs may voluntarily waive a portion of any payments under a Fund’s Distribution and Service Plan and Transfer Agency Agreement, and these waivers are in addition to what is stipulated in any contractual fee waiver arrangements (as applicable). These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs without shareholder approval.

For the six months ended June 30, 2025, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waivers/Credits	Other Expense Reimbursements	Total Expense Reductions

International Equity Dividend and Premium Fund	$ 599	$ 907	$216,649	$218,155

U.S. Equity Dividend and Premium Fund	849,176	148,526	324,493	1,322,195

G.  Line of Credit Facility — As of June 30, 2025, the Funds participated in a $1,300,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for

35

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended June 30, 2025, the Funds did not have any borrowings under the facility. Prior to April 14, 2025, the facility was $1,150,000,000.

H.  Other Transactions with Affiliates — For the six months ended June 30, 2025, Goldman Sachs earned $413 and $645 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the International Equity Dividend and Premium and U.S. Equity Dividend and Premium Funds, respectively.

As of June 30, 2025, the following Funds were the beneficial owners of 5% or more of total outstanding shares of the following Funds:

Fund	Goldman Sachs Enhanced Dividend Global Equity Portfolio

International Equity Dividend and Premium Fund	48%

U.S. Equity Dividend and Premium Fund	8

The following table provides information about the Funds’ investments in the Goldman Sachs Financial Square Government Fund as of and for the six months ended June 30, 2025:

Fund	Underlying Fund	Beginning Value as of December 31, 2024	Purchases at Cost	Proceeds from Sales	Ending Value as of June 30, 2025	Shares as of June 30, 2025	Dividend Income

International Equity Dividend and Premium Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	$ —	$7,361,931	$(7,361,931)	$—	—	$16,153

U.S. Equity Dividend and Premium Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	64,380,674	160,928,344	(174,809,568)	50,499,450	50,499,450	894,210

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended June 30, 2025, were as follows:

Fund	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of (Excluding U.S. Government and Agency Obligations)

International Equity Dividend and Premium Fund	$ 23,130,633	$ 46,709,066

U.S. Equity Dividend and Premium Fund	340,167,684	397,759,788

7. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the U.S. Equity Dividend and Premium and International Equity Dividend and Premium Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures,

36

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

7. SECURITIES LENDING (continued)

the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The U.S. Equity Dividend and Premium and International Equity Dividend and Premium Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of June 30, 2025, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Each of the Funds and GSAL received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended June 30, 2025, are reported under Investment Income on the Statements of Operations.

The table below details securities lending activity with affiliates of Goldman Sachs:

	For the Six Months Ended June 30, 2025
Fund	Earnings of GSAL Relating to Securities Loaned	Amounts Received by the Fund from Lending to Goldman Sachs	Amounts Payable to Goldman Sachs Upon Return of Securities Loaned as of June 30, 2025

International Equity Dividend and Premium Fund	$775	$6,973	$756,888

37

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

7. SECURITIES LENDING (continued)

The following table provides information about the Funds’ investments in the Government Money Market Fund for the six months ended June 30, 2025:

Fund	Beginning Value as of December 31, 2024	Purchases at cost	Proceeds from Sales	Ending Value as of June 30, 2025	Shares as of June 30, 2025

International Equity Dividend and Premium Fund	$—	$20,562,788	$(18,751,050)	$1,811,738	1,811,738

8. TAX INFORMATION

As of the Funds’ most recent fiscal year end, December 31, 2024, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	International Equity Dividend and Premium Fund	U.S. Equity Dividend and Premium Fund

Capital loss carryforwards:

Perpetual Short-Term	$(11,082,864)	$ —

Perpetual Long-Term	(70,430,818)	—

Total capital loss carryforwards	(81,513,682)	—

Timing differences (Real Estate Investment Trusts/Late Year Loss Deferral and Post October Capital Loss Deferral)	$ (269,279)	$(2,474,899)

As of June 30, 2025, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	International Equity Dividend and Premium Fund	U.S. Equity Dividend and Premium Fund

Tax Cost	$101,522,040	$2,315,943,503

Gross unrealized gain	47,726,045	1,403,804,030

Gross unrealized loss	(2,970,907)	(93,343,721)

Net unrealized gain	$ 44,755,138	$1,310,460,309

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, net mark to market gains/(losses) on regulated options contracts and differences in the tax treatment of partnership investments and passive foreign investment company investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in

38

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

9. OTHER RISKS (continued)

only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Foreign Risk — Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Funds may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Market Risk — The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments.

Option Writing Risk — Writing (selling) options may limit the opportunity to profit from an increase or decrease in the market value of a reference security in exchange for up-front cash (the premium) at the time of selling the option. In a sharp rising or falling market, the Fund could significantly underperform the market or other portfolios without an option writing strategy. The Fund could also experience a sudden, significant permanent loss due to dramatic movements in the market value of reference security, which may far exceed the premiums received for writing the option. Such significant losses could cause significant deteriorations in the Fund’s NAV. Furthermore, the premium received from the Fund’s option writing strategies may not fully protect it against market movements because the Fund will continue to bear the risk of movements in the value of its portfolio investments.

39

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

9. OTHER RISKS (continued)

Stock Risk — Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Tax-Managed Investment Risk — Because the Investment Adviser balances investment considerations and tax considerations, the pre-tax performance of the Goldman Sachs Tax-Advantaged Global Equity Portfolio may be lower than the performance of similar funds that are not tax-managed. This is because the Investment Adviser may choose not to make certain investments that may result in taxable distributions to the Goldman Sachs Tax-Advantaged Global Equity Portfolio. Even though tax managed strategies are being used, they may not reduce the amount of taxable income and capital gains distributed by the Goldman Sachs Tax-Advantaged Global Equity Portfolio to shareholders.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

40

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	International Equity Dividend and Premium Fund

	For the Six Months Ended
	June 30, 2025		For the Fiscal Year Ended
	(Unaudited)		December 31, 2024
	Shares	Dollars	Shares	Dollars
Class A Shares

Shares sold	6,927	$53,034	11,133	$82,131

Reinvestment of distributions	2,879	23,071	5,376	38,754

Shares redeemed	(43,637)	(317,812)	(70,583)	(507,519)

	(33,831)	(241,707)	(54,074)	(386,634)

Class C Shares

Shares sold	3,846	27,256	5,828	41,717

Reinvestment of distributions	362	2,789	298	2,051

Shares redeemed	(449)	(3,314)	(15,847)	(111,925)

	3,759	26,731	(9,721)	(68,157)

Institutional Shares

Shares sold	82,027	566,227	57,702	403,035

Reinvestment of distributions	7,079	55,201	11,400	80,492

Shares redeemed	(82,236)	(607,082)	(244,986)	(1,764,582)

	6,870	14,346	(175,884)	(1,281,055)

Investor Shares

Shares sold	103,931	722,079	38,342	276,556

Reinvestment of distributions	5,559	43,255	5,929	41,645

Shares redeemed	(54,042)	(395,066)	(36,746)	(260,878)

	55,448	370,268	7,525	57,323

Class R6 Shares

Shares sold	—	—	2,022,161	14,129,131

Reinvestment of distributions	222,408	1,729,318	356,913	2,517,174

Shares redeemed	(3,785,358)	(27,791,723)	(699,065)	(5,100,273)

	(3,562,950)	(26,062,405)	1,680,009	11,546,032

Class P Shares

Shares sold	27,025	210,867	477,896	3,446,199

Reinvestment of distributions	191,268	1,496,312	290,445	2,052,023

Shares redeemed	(792,394)	(5,799,438)	(1,455,382)	(10,358,357)

	(574,101)	(4,092,259)	(687,041)	(4,860,135)

NET INCREASE (DECREASE)	(4,104,805)	$(29,985,026)	760,814	$5,007,374

41

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	U.S. Equity Dividend and Premium Fund

	For the Six Months Ended
	June 30, 2025		For the Fiscal Year Ended
	(Unaudited)		December 31, 2024
	Shares	Dollars	Shares	Dollars
Class A Shares

Shares sold	1,247,910	$21,133,185	2,511,681	$41,933,093

Reinvestment of distributions	56,032	946,787	694,809	11,986,200

Shares redeemed	(1,237,693)	(20,667,518)	(2,278,888)	(37,864,697)

	66,249	1,412,454	927,602	16,054,596

Class C Shares

Shares sold	402,190	6,808,205	550,190	9,069,549

Reinvestment of distributions	3,990	66,345	211,395	3,637,903

Shares redeemed	(872,199)	(14,651,467)	(1,766,767)	(29,253,766)

	(466,019)	(7,776,917)	(1,005,182)	(16,546,314)

Institutional Shares

Shares sold	10,675,943	177,977,833	19,349,071	320,371,363

Reinvestment of distributions	539,616	9,079,921	5,664,157	97,257,750

Shares redeemed	(13,695,741)	(224,445,428)	(21,771,169)	(360,048,966)

	(2,480,182)	(37,387,674)	3,242,059	57,580,147

Investor Shares

Shares sold	3,138,487	52,530,734	6,241,629	102,690,207

Reinvestment of distributions	169,369	2,849,928	1,943,482	33,395,887

Shares redeemed	(5,553,913)	(91,976,663)	(11,225,780)	(185,495,852)

	(2,246,057)	(36,596,001)	(3,040,669)	(49,409,758)

Class R6 Shares

Shares sold	1,073,001	17,884,093	1,386,887	22,539,308

Reinvestment of distributions	111,279	1,873,436	1,174,478	20,158,805

Shares redeemed	(685,713)	(11,671,270)	(2,528,343)	(42,445,515)

	498,567	8,086,259	33,022	252,598

Class P Shares

Shares sold	1,071,155	17,974,958	2,969,036	48,617,003

Reinvestment of distributions	301,953	5,079,943	3,184,595	54,665,771

Shares redeemed	(3,011,097)	(50,054,450)	(7,011,179)	(114,266,153)
	(1,637,989)	(26,999,549)	(857,548)	(10,983,379)

NET DECREASE	(6,265,431)	$(99,261,428)	(700,716)	$(3,052,110)

42

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs International Equity Dividend and Premium Fund and Goldman Sachs U.S. Equity Dividend and Premium Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2026 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 17-18, 2025 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; and information on general investment outlooks in the markets in which the Fund invests;

(c)

information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;

(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(j)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, securities lending, portfolio trading, distribution and other services;

43

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)	information regarding commissions paid by the Fund and broker oversight, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;
(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(o)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution and service fees. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the changes in the Investment Adviser’s senior management personnel and in the personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2024, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2025. The information on each Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions.

44

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management. They noted the efforts of the Funds’ portfolio management team to continue to enhance the investment models used in managing the Funds.

The Trustees observed that the International Equity Dividend and Premium Fund’s Institutional Shares had placed in the third quartile of the Fund’s peer group for the one- and three-year periods and in the fourth quartile for the five- and ten-year periods, and had outperformed its benchmark index for the one-year period and underperformed for the three-, five-, and ten-year periods ended March 31, 2025. They noted that the U.S. Equity Dividend and Premium Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, five-, and ten-year periods, and had outperformed its benchmark index for the one-year period and underperformed for the three-, five-, and ten-year periods ended March 31, 2025.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2024 and 2023, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

45

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Average Daily Net Assets	International Equity Dividend and Premium Fund	U.S. Equity Dividend and Premium Fund

First $1 billion	0.81%	0.75%
Next $1 billion	0.73	0.68
Next $3 billion	0.69	0.65
Next $3 billion	0.68	0.64
Over $8 billion	0.67	0.63

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertakings to waive a portion of its management fee with respect to the U.S. Equity Dividend and Premium Fund and to limit certain expenses of the Funds that exceed specified levels as well as Goldman Sachs & Co. LLC’s (“Goldman Sachs”) undertaking to waive a portion of its transfer agency fee for each Fund. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels. They also noted that the Investment Adviser had passed along savings to shareholders of the U.S. Equity Dividend and Premium Fund, which had asset levels above at least the first breakpoint during the prior fiscal year.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Funds; (c) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (d) fees earned by Goldman Sachs Agency Lending (“GSAL”), an affiliate of the Investment Adviser, as securities lending agent (and fees earned by the Investment Adviser for managing the fund in which the Funds’ cash collateral is invested); (e) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (f) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (g) Goldman Sachs’ retention of certain fees as Fund Distributor; (h) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (i) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (j) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (k) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; (h) the Funds’ ability to participate in the securities lending program administered by GSAL, as measured by the revenue received by the Funds in connection with the program; and (i) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature

46

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2026.

47

TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary © 2025 Goldman Sachs. All rights reserved. TAXADVSAR2-25

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Funds’ trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The Funds’ statement regarding the basis for approval of their investment advisory contract is included in Item 7 of this report.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on August 26, 2022.

(a)(2)	Not Applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	August 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	August 26, 2025

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust

Date:	August 26, 2025